UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Mutual Funds (52.4%)	Value
Equity Mutual Funds (48.0%)
3,498,692	Thrivent Partner Small Cap Growth Portfolio[a]	$48,508,319
672,963	Thrivent Partner Small Cap Value Portfolio	13,723,198
1,708,411	Thrivent Small Cap Stock Portfolio[a]	22,259,907
1,575,131	Thrivent Partner Mid Cap Value Portfolio	22,264,785
2,502,383	Thrivent Mid Cap Stock Portfolio	31,563,557
10,988,054	Thrivent Partner Worldwide Allocation Portfolio	90,321,805
2,732,516	Thrivent Large Cap Value Portfolio	31,673,409
3,091,854	Thrivent Large Cap Stock Portfolio	28,461,757
539,342	Thrivent Equity Income Plus Portfolio	5,277,355

	Total	294,054,092

Fixed Income Mutual Funds (4.4%)
3,354,248	Thrivent High Yield Portfolio	16,704,989
815,360	Thrivent Income Portfolio	8,736,590
127,334	Thrivent Limited Maturity Bond Portfolio	1,262,025

	Total	26,703,604

	Total Mutual Funds (cost $353,685,003)	320,757,696

Shares	Common Stock (40.3%)	Value
Consumer Discretionary (6.1%)
9,942	Abercrombie & Fitch Company	337,233
7,956	Amazon.com, Inc.[a]	2,023,370
4,150	AutoZone, Inc.[a]	1,534,130
21,300	BJ’s Restaurants, Inc.[a]	965,955
5,950	CBS Corporation	216,163
5,200	Charter Communications, Inc.[a]	390,364
3,500	Cheesecake Factory, Inc.	125,125
17,800	Children’s Place Retail Stores, Inc.[a]	1,068,000
123,198	Comcast Corporation	4,406,792
7,150	Darden Restaurants, Inc.	398,612
15,189	Delphi Automotive plc[a]	470,859
18,349	Discovery Communications, Inc.[a]	1,094,151
7,300	DISH Network Corporation	223,453
26,920	Dollar Tree, Inc.[a]	1,299,563
15,600	Expedia, Inc.	902,304
32,865	Foot Locker, Inc.	1,166,708
38,940	GNC Holdings, Inc.	1,517,492
2,880	Harley-Davidson, Inc.	122,026
19,900	Home Depot, Inc.	1,201,363
75,660	Las Vegas Sands Corporation	3,508,354
17,388	Life Time Fitness, Inc.[a]	795,327
15,319	Limited Brands, Inc.	754,614
26,020	Lowe’s Companies, Inc.	786,845
8,500	Marriott International, Inc.	332,350
32,100	Meredith Corporation	1,123,500
21,010	News Corporation	521,048
21,100	NIKE, Inc.	2,002,601
6,400	Omnicom Group, Inc.	329,984
12,468	O’Reilly Automotive, Inc.[a]	1,042,574
1,182	Panera Bread Company[a]	201,992
13,175	Penn National Gaming, Inc.[a]	567,843
13,392	PetSmart, Inc.	923,780

Shares	Common Stock (40.3%)	Value
Consumer Discretionary (6.1%) - continued
60,768	Pier 1 Imports, Inc.	$1,138,792
40,700	Sally Beauty Holdings, Inc.[a]	1,021,163
5,200	Tempur-Pedic International, Inc.[a]	155,428
6,000	Time Warner Cable, Inc.	570,360
21,700	Toll Brothers, Inc.[a]	721,091
9,273	Tractor Supply Company	917,007
3,026	VF Corporation	482,223
10,036	WMS Industries, Inc.[a]	164,390

	Total	37,524,929

Consumer Staples (2.2%)
17,030	Anheuser-Busch InBev NV ADR	1,463,047
9,183	Annie’s, Inc.[a]	411,766
15,100	Archer-Daniels-Midland Company	410,418
13,217	British American Tobacco plc ADR	1,356,593
6,900	Bunge, Ltd.	462,645
6,539	Clorox Company	471,135
11,000	CVS Caremark Corporation	532,620
4,500	Diageo plc ADR	507,285
31,583	Ingredion, Inc.	1,742,118
3,790	Kimberly-Clark Corporation	325,106
16,660	Kraft Foods, Inc.	688,891
22,300	Nestle SA	1,407,072
21,716	Philip Morris International, Inc.	1,953,137
5,126	TreeHouse Foods, Inc.[a]	269,115
8,630	Unilever NV ADR	306,192
12,357	Whole Foods Market, Inc.	1,203,572

	Total	13,510,712

Energy (4.9%)
52,791	Alpha Natural Resources, Inc.[a]	346,837
2,700	Apache Corporation	233,469
10,530	Arch Coal, Inc.	66,655
7,600	Baker Hughes, Inc.	343,748
29,165	BP plc ADR	1,235,430
14,900	Cameron International Corporation[a]	835,443
11,770	Chevron Corporation	1,371,911
7,498	Concho Resources, Inc.[a]	710,436
41,400	Consol Energy, Inc.	1,244,070
6,900	Dril-Quip, Inc.[a]	495,972
23,884	Ensco plc	1,303,111
19,423	EOG Resources, Inc.	2,176,347
8,830	EQT Corporation	520,970
11,900	Exxon Mobil Corporation	1,088,255
32,433	Helix Energy Solutions Group, Inc.[a]	592,551
78,390	Marathon Oil Corporation	2,317,992
30,100	Marathon Petroleum Corporation	1,643,159
28,000	Nabors Industries, Ltd.[a]	392,840
6,364	National Oilwell Varco, Inc.	509,820
11,600	Newfield Exploration Company[a]	363,312
4,800	Occidental Petroleum Corporation	413,088
15,268	Oil States International, Inc.[a]	1,213,195
31,279	Peabody Energy Corporation	697,209
16,800	Petroleo Brasileiro SA ADR	385,392
67,782	Petroleum Geo-Services ASA	1,127,536
15,500	Plains Exploration & Production Company[a]	580,785
7,500	Range Resources Corporation	524,025

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (40.3%)	Value
Energy (4.9%) - continued
22,070	Schlumberger, Ltd.	$1,596,323
5,700	SM Energy Company	308,427
7,300	Southwestern Energy Company[a]	253,894
59,562	Swift Energy Company[a]	1,243,655
13,800	Ultra Petroleum Corporation[a]	303,324
19,700	Valero Energy Corporation	624,096
230,918	Weatherford International, Ltd.[a]	2,928,040
3,322	Whiting Petroleum Corporation[a]	157,396

	Total	30,148,713

Financials (5.3%)
6,240	ACE, Ltd.	471,744
16,502	Affiliated Managers Group, Inc.[a]	2,029,746
2,600	Allied World Assurance Company Holdings AG	200,850
7,560	Allstate Corporation	299,452
9,300	American Campus Communities, Inc.	408,084
24,600	Ameriprise Financial, Inc.	1,394,574
16,900	Apartment Investment & Management Company	439,231
7,200	Aspen Insurance Holdings, Ltd.	219,528
4,405	Boston Properties, Inc.	487,237
4,240	Capital One Financial Corporation	241,723
14,300	CBL & Associates Properties, Inc.	305,162
56,161	Citigroup, Inc.	1,837,588
24,125	CME Group, Inc.	1,382,363
27,482	Discover Financial Services	1,091,860
20,000	Douglas Emmett, Inc.	461,400
16,724	Duke Realty Corporation	245,843
5,700	Endurance Specialty Holdings, Ltd.	219,450
5,800	Equity Lifestyle Properties, Inc.	395,096
7,689	Equity Residential	442,348
2,540	Goldman Sachs Group, Inc.	288,747
21,727	HCC Insurance Holdings, Inc.	736,328
7,000	Home Properties, Inc.	428,890
20,648	Host Hotels & Resorts, Inc.	331,400
40,200	Huntington Bancshares, Inc.	277,380
13,000	Invesco, Ltd.	324,870
73,336	J.P. Morgan Chase & Company	2,968,641
23,929	Kimco Realty Corporation	485,041
28,200	KKR & Company, LP	426,102
7,531	Lazard, Ltd.	220,131
2,700	M&T Bank Corporation	256,932
29,400	Marsh & McLennan Companies, Inc.	997,542
23,990	MetLife, Inc.	826,696
10,900	NASDAQ OMX Group, Inc.	253,916
5,900	Northern Trust Corporation	273,849
19,200	Och-Ziff Capital Management Group, LLC	185,472
52,286	Ocwen Financial Corporation[a]	1,433,159
54,651	Popular, Inc.[a]	952,567
2,500	ProAssurance Corporation	226,100
3,253	Public Storage, Inc.	452,720
3,310	Simon Property Group, Inc.	502,491
15,200	State Street Corporation	637,792
24,420	SunTrust Banks, Inc.	690,353
5,050	SVB Financial Group[a]	305,323
3,900	T. Rowe Price Group, Inc.	246,870
13,200	Tanger Factory Outlet Centers, Inc.	426,756

Shares	Common Stock (40.3%)	Value
Financials (5.3%) - continued
3,025	Taubman Centers, Inc.	$232,108
24,865	TD Ameritrade Holding Corporation	382,175
9,400	Tower Group, Inc.	182,266
5,347	Vornado Realty Trust	433,374
14,086	W.R. Berkley Corporation	528,084
55,342	Wells Fargo & Company	1,910,959
63,915	Zions Bancorporation	1,320,164

	Total	32,718,477

Health Care (5.2%)
13,200	Abbott Laboratories	904,992
9,407	Alexion Pharmaceuticals, Inc.[a]	1,076,161
33,400	Align Technology, Inc.[a]	1,234,798
17,480	AmerisourceBergen Corporation	676,651
34,198	Baxter International, Inc.	2,060,772
14,500	Biogen Idec, Inc.[a]	2,163,835
10,500	BioMarin Pharmaceutical, Inc.[a]	422,835
48,500	Bristol-Myers Squibb Company	1,636,875
2,358	C.R. Bard, Inc.	246,765
8,018	Catamaran Corporation[a]	785,523
7,230	CIGNA Corporation	341,039
25,970	Covidien plc	1,543,137
33,700	Endo Pharmaceutical Holdings, Inc.[a]	1,068,964
5,826	HeartWare International, Inc.[a]	550,499
16,000	Humana, Inc.	1,122,400
4,700	Illumina, Inc.[a]	226,540
7,400	Medicines Company[a]	190,994
44,350	Merck & Company, Inc.	2,000,185
3,454	Mettler-Toledo International, Inc.[a]	589,736
5,083	Onyx Pharmaceuticals, Inc.[a]	429,514
5,900	Perrigo Company	685,403
78,244	Pfizer, Inc.	1,944,363
8,200	PSS World Medical, Inc.[a]	186,796
14,780	Sanofi ADR	636,427
17,100	Shire Pharmaceuticals Group plc ADR	1,516,770
21,100	Thoratec Corporation[a]	730,060
17,140	United Therapeutics Corporation[a]	957,783
69,515	UnitedHealth Group, Inc.	3,851,826
23,300	VIVUS, Inc.[a]	415,206
2,200	Waters Corporation[a]	183,326
12,579	Watson Pharmaceuticals, Inc.[a]	1,071,228
4,520	Zimmer Holdings, Inc.	305,642

	Total	31,757,045

Industrials (5.0%)
8,800	3M Company	813,296
35,800	Actuant Corporation	1,024,596
21,440	AMETEK, Inc.	760,048
9,196	BE Aerospace, Inc.[a]	387,152
3,964	Chicago Bridge and Iron Company	150,989
8,855	CSX Corporation	183,741
31,844	Deluxe Corporation	973,153
30,300	Dover Corporation	1,802,547
36,824	EMCOR Group, Inc.	1,050,957
11,900	Expeditors International of Washington, Inc.	432,684
3,150	FedEx Corporation	266,553
5,427	Flowserve Corporation	693,245
24,900	GATX Corporation	1,056,756

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (40.3%)	Value
Industrials (5.0%) - continued
10,310	General Electric Company	$234,140
7,345	Honeywell International, Inc.	438,864
53,300	Jacobs Engineering Group, Inc.[a]	2,154,919
18,380	JB Hunt Transport Services, Inc.	956,495
12,518	Kansas City Southern	948,614
22,700	Landstar System, Inc.	1,073,256
13,500	Lockheed Martin Corporation	1,260,630
91,120	Manitowoc Company, Inc.	1,215,541
3,800	Manpower, Inc.	139,840
18,400	McDermott International, Inc.[a]	224,848
4,100	Norfolk Southern Corporation	260,883
11,725	Oshkosh Corporation[a]	321,617
26,242	Parker Hannifin Corporation	2,193,306
10,892	Pentair, Inc.[a]	484,803
47,300	Pitney Bowes, Inc.	653,686
6,632	Roper Industries, Inc.	728,790
21,400	Southwest Airlines Company	187,678
12,134	SPX Corporation	793,685
7,281	Stericycle, Inc.[a]	659,076
30,100	Tyco International, Ltd.	1,693,426
18,700	United Parcel Service, Inc.	1,338,359
25,828	United Technologies Corporation	2,022,074
28,000	Woodward, Inc.	951,440

	Total	30,531,687

Information Technology (8.5%)
11,600	Accenture plc	812,348
22,755	Akamai Technologies, Inc.[a]	870,606
4,500	Alliance Data Systems Corporation[a]	638,775
13,735	ANSYS, Inc.[a]	1,008,149
10,702	Apple, Inc.	7,141,017
45,000	Aruba Networks, Inc.[a]	1,011,825
175,973	Atmel Corporation[a]	925,618
11,657	Autodesk, Inc.[a]	388,994
24,301	Broadcom Corporation[a]	840,329
30,600	Cavium, Inc.[a]	1,019,898
34,600	Ciena Corporation[a]	470,560
20,600	Citrix Systems, Inc.[a]	1,577,342
19,035	Cognizant Technology Solutions Corporation[a]	1,330,927
14,538	CoreLogic, Inc.[a]	385,693
39,716	eBay, Inc.[a]	1,922,652
34,008	Electronic Arts, Inc.[a]	431,562
8,892	F5 Networks, Inc.[a]	930,992
13,751	Fortinet, Inc.[a]	331,949
4,123	Google, Inc.[a]	3,110,804
32,000	Informatica Corporation[a]	1,113,920
43,900	Intel Corporation	995,652
7,400	International Business Machines Corporation	1,535,130
6,398	Itron, Inc.[a]	276,074
12,010	Juniper Networks, Inc.[a]	205,491
3,841	Lam Research Corporation[a]	122,086
1,600	MasterCard, Inc.	722,368
4,553	Mercadolibre, Inc.	375,850
72,564	Microsoft Corporation	2,160,956
61,902	NetApp, Inc.[a]	2,035,338
4,875	Nice Systems, Ltd. ADR[a]	161,948
35,093	Nuance Communications, Inc.[a]	873,465
90,268	NVIDIA Corporation[a]	1,204,175
18,600	NXP Semiconductors NVa	465,186
103,033	Oracle Corporation	3,244,509
23,766	Plantronics, Inc.	839,653

Shares	Common Stock (40.3%)	Value
Information Technology (8.5%) - continued
27,420	QUALCOMM, Inc.	$1,713,476
6,830	Red Hat, Inc.[a]	388,900
16,700	Riverbed Technology, Inc.[a]	388,609
7,100	Synopsys, Inc.[a]	234,442
10,996	Teradata Corporation[a]	829,208
105,638	Teradyne, Inc.[a]	1,502,172
61,810	Texas Instruments, Inc.	1,702,865
28,653	TIBCO Software, Inc.[a]	866,180
39,273	VeriFone Systems, Inc.[a]	1,093,753
64,200	Vishay Intertechnology, Inc.[a]	631,086
35,864	Xilinx, Inc.	1,198,216
12,000	Yahoo!, Inc.[a]	191,700

	Total	52,222,448

Materials (1.9%)
4,200	Agrium, Inc.	434,532
59,100	AK Steel Holding Corporation	283,680
5,500	BHP Billiton, Ltd. ADR	377,355
12,800	Buckeye Technologies, Inc.	410,368
6,518	Celanese Corporation	247,097
7,200	CF Industries Holdings, Inc.	1,600,128
7,000	Cliffs Natural Resources, Inc.	273,910
9,400	Eagle Materials, Inc.	434,844
10,832	FMC Corporation	599,876
51,621	Freeport-McMoRan Copper & Gold, Inc.	2,043,159
11,700	H.B. Fuller Company	358,956
11,400	Materials Select Sector SPDR Fund	419,178
6,300	Mosaic Company	362,943
7,824	Newmont Mining Corporation	438,222
5,615	PPG Industries, Inc.	644,827
7,500	Rio Tinto plc ADR	350,700
4,334	Sigma-Aldrich Corporation	311,918
5,654	Silgan Holdings, Inc.	246,006
8,353	Silver Wheaton Corporation	331,698
19,970	Steel Dynamics, Inc.	224,263
24,300	SunCoke Energy, Inc.[a]	391,716
6,850	United States Steel Corporation	130,629
14,786	Walter Energy, Inc.	479,954

	Total	11,395,959

Telecommunications Services (0.4%)
8,376	SBA Communications Corporation[a]	526,850
29,075	TW Telecom, Inc.[a]	757,985
11,898	Verizon Communications, Inc.	542,192
35,700	Windstream Corporation	360,927

	Total	2,187,954

Utilities (0.8%)
13,600	CMS Energy Corporation	320,280
22,600	NiSource, Inc.	575,848
18,188	NV Energy, Inc.	327,566
49,400	PNM Resources, Inc.	1,038,882
7,500	Public Service Enterprise Group, Inc.	241,350
14,300	Southern Company	659,087
22,178	Southwest Gas Corporation	980,267

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (40.3%)	Value
Utilities (0.8%) - continued
23,690	Utilities Select Sector SPDR Fund	$862,316

	Total	5,005,596

	Total Common Stock (cost $223,779,360)	247,003,520

Principal Amount	Long-Term Fixed Income (4.7%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	384,634

	Total	384,634

Collateralized Mortgage Obligations (0.1%)
	MASTR Alternative Loans Trust
49,778	0.667%, 12/25/2035[b]	27,006
	Residential Asset Securitization Trust
59,952	0.597%, 8/25/2037[b]	19,205
	Sequoia Mortgage Trust
107,430	5.030%, 9/20/2046	37,022
225,222	5.030%, 9/20/2046	191,105
	WaMu Mortgage Pass Through Certificates
88,301	2.741%, 9/25/2036	67,493
135,512	2.579%, 10/25/2036	107,724

	Total	449,555

Commercial Mortgage-Backed Securities (0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	257,312
	Government National Mortgage Association
161,451	2.164%, 3/16/2033	164,079
156,623	3.214%, 1/16/2040	165,051

	Total	586,442

Financials (0.2%)
	Achmea Hypotheekbank NV
205,000	3.200%, 11/3/2014[c]	214,940
	Bank of Nova Scotia
225,000	1.450%, 7/26/2013[c]	227,070
	Canadian Imperial Bank of Commerce
205,000	2.600%, 7/2/2015[c]	216,705
	Dexia Credit Local SA
225,000	2.750%, 4/29/2014[c]	227,104
	International Bank for Reconstruction & Development
210,000	2.375%, 5/26/2015	221,112
	Toronto-Dominion Bank
205,000	2.200%, 7/29/2015[c]	214,615

	Total	1,321,546

Foreign Government (0.1%)
	Kommunalbanken AS
225,000	2.750%, 5/5/2015[c]	237,510

Principal Amount	Long-Term Fixed Income (4.7%)	Value
Foreign Government (0.1%) - continued
	Kreditanstalt fuer Wiederaufbau
$55,000	0.231%, 6/17/2013[b]	$55,003

	Total	292,513

Mortgage-Backed Securities (0.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
325,000	2.500%, 10/1/2027[d]	341,301
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
400,000	3.000%, 10/1/2042[d]	421,688
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
338,000	2.500%, 10/1/2027[d]	355,217
275,000	3.000%, 10/1/2027[d]	291,500
814,000	5.000%, 10/1/2042[d]	887,896
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
450,000	3.500%, 10/1/2042[d]	482,625
1,355,000	4.000%, 10/1/2042[d]	1,459,801

	Total	4,240,028

U.S. Government and Agencies (3.4%)
	FDIC Structured Sale Guaranteed Notes
85,000	Zero Coupon, 1/7/2014[c]	84,336
	Federal Agricultural Mortgage Corporation
210,000	2.125%, 9/15/2015	218,757
	Federal Home Loan Banks
1,300,000	0.375%, 1/29/2014	1,302,379
1,015,000	1.000%, 6/21/2017	1,027,345
1,010,000	5.000%, 11/17/2017	1,222,669
	Federal Home Loan Mortgage Corporation
160,000	1.750%, 9/10/2015	166,282
	Federal National Mortgage Association
715,000	1.250%, 2/27/2014	726,125
400,000	0.500%, 5/27/2015	401,238
255,000	4.375%, 10/15/2015	285,513
860,000	1.375%, 11/15/2016	886,732
210,000	6.250%, 5/15/2029	307,730
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	218,728
	U.S. Treasury Bonds
420,000	7.625%, 2/15/2025	685,912
550,000	4.375%, 5/15/2040	727,633
4,160,000	3.000%, 5/15/2042	4,313,400
	U.S. Treasury Bonds, TIPS
55,000	2.375%, 1/15/2025	90,752
55,000	2.125%, 2/15/2040	85,104
	U.S. Treasury Notes
150,000	0.250%, 4/30/2014	150,041
75,000	2.250%, 5/31/2014	77,502
1,975,000	0.750%, 6/15/2014	1,992,358
625,000	2.625%, 2/29/2016	672,851
465,000	1.000%, 10/31/2016	474,772
1,500,000	3.250%, 3/31/2017	1,680,351

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (4.7%)	Value
U.S. Government and Agencies (3.4%) - continued
$990,000	1.625%, 8/15/2022	$988,917
	U.S. Treasury Notes, TIPS
220,000	1.625%, 1/15/2015	282,964
235,000	0.125%, 4/15/2017	255,398
300,000	2.625%, 7/15/2017	400,785
250,000	1.875%, 7/15/2019	329,581
250,000	1.125%, 1/15/2021	310,012
295,000	0.125%, 1/15/2022	326,004

	Total	20,692,171

	Total Long-Term Fixed Income (cost $26,947,026)	27,966,889

Shares or Principal Amount	Short-Term Investments (3.2%)	Value
	Federal Home Loan Bank Discount Notes
12,000,000	0.095%, 10/17/2012[e]	11,999,430
3,000,000	0.130%, 10/26/2012[e,f]	2,999,708
	Federal Home Loan Mortgage Corporation Discount Notes
200,000	0.125%, 12/17/2012[e,f]	199,937
4,669,244	Thrivent Financial Securities Lending Trust	4,669,244

	Total Short-Term Investments (at amortized cost)	19,868,319

	Total Investments (cost $624,279,708) 100.6%	$615,596,424

	Other Assets and Liabilities, Net (0.6%)	(3,411,320)

	Total Net Assets 100.0%	$612,185,104

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 28, 2012.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $1,422,280 or 0.2% of total net assets.

d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	At September 28, 2012, $799,879 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation) Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$44,272,701
Gross unrealized depreciation	(52,955,985)

Net unrealized appreciation (depreciation)	$(8,683,284)

Cost for federal income tax purposes	$624,279,708

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	294,054,092	294,054,092	–	–
Fixed Income Mutual Funds	26,703,604	26,703,604	–	–
Common Stock
Consumer Discretionary	37,524,929	37,524,929	–	–
Consumer Staples	13,510,712	12,103,640	1,407,072	–
Energy	30,148,713	29,021,177	1,127,536	–
Financials	32,718,477	32,718,477	–	–
Health Care	31,757,045	31,757,045	–	–
Industrials	30,531,687	30,531,687	–	–
Information Technology	52,222,448	52,222,448	–	–
Materials	11,395,959	11,395,959	–	–
Telecommunications Services	2,187,954	2,187,954	–	–
Utilities	5,005,596	5,005,596	–	–
Long-Term Fixed Income
Asset-Backed Securities	384,634	–	384,634	–
Collateralized Mortgage Obligations	449,555	–	449,555	–
Commercial Mortgage-Backed Securities	586,442	–	586,442	–
Financials	1,321,546	–	1,321,546	–
Foreign Government	292,513	–	292,513	–
Mortgage-Backed Securities	4,240,028	–	4,240,028	–
U.S. Government and Agencies	20,692,171	–	20,692,171	–
Short-Term Investments	19,868,319	4,669,244	15,199,075	–
Total	$615,596,424	$569,895,852	$45,700,572	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,762,529	4,762,529	–	–
Total Asset Derivatives	$4,762,529	$4,762,529	$–	$–

Liability Derivatives
Futures Contracts	2,750,630	2,466,528	284,102	–
Total Liability Derivatives	$2,750,630	$2,466,528	$284,102	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	December 2012	($3,306,282)	($3,307,968)	($1,686)
5-Yr. U.S. Treasury Bond Futures	(80)	December 2012	(9,949,131)	(9,970,625)	(21,494)
10-Yr. U.S. Treasury Bond Futures	(30)	December 2012	(3,986,393)	(4,004,532)	(18,139)
20-Yr U.S. Treasury Bond Futures	55	December 2012	8,236,418	8,215,625	(20,793)
Eurex EURO STOXX 50 Futures	182	December 2012	6,025,833	5,741,731	(284,102)
Mini MSCI EAFE Index Futures	10	December 2012	778,794	749,100	(29,694)
Russell 2000 Index Mini-Futures	(783)	December 2012	(67,441,904)	(65,333,520)	2,108,384
S&P 400 Index Mini Futures	(698)	December 2012	(71,511,845)	(68,857,700)	2,654,145
S&P 500 Index Futures	382	December 2012	139,340,822	136,966,100	(2,374,722)
Total Futures Contracts					$2,011,899

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Partner Small Cap Growth	$43,458,307	$–	$–	3,498,692	$48,508,319	$–
Partner Small Cap Value	14,393,204	87,027	2,000,000	672,963	13,723,198	87,027
Small Cap Stock	20,485,040	–	–	1,708,411	22,259,907	–
Partner Mid Cap Value	19,535,065	176,063	–	1,575,131	22,264,785	176,063
Mid Cap Stock	28,649,596	76,744	–	2,502,383	31,563,557	76,744
Partner Worldwide Allocation	22,849,130	7,554	–	10,988,054	90,321,805	7,554
Partner International Stock*	59,536,061	2,995,637	–	–	–	2,995,637
Large Cap Value	27,887,419	521,401	–	2,732,516	31,673,409	521,401
Large Cap Stock	24,807,764	279,164	–	3,091,854	28,461,757	279,164
Equity Income Plus	4,678,836	76,166	–	539,342	5,277,355	76,166
High Yield	5,669,944	10,853,486	571,410	3,354,248	16,704,989	539,188
Income	6,032,325	2,218,098	–	815,360	8,736,590	234,396
Limited Maturity Bond	–	4,228,029	3,000,000	127,334	1,262,025	28,935
Securities Lending Trust - Collateral Investment	–	4,312,032	4,312,032	–	–	220
Securities Lending Trust - Short Term Investment	–	5,381,471	712,227	4,669,244	4,669,244	115
Total Value and Income Earned	277,982,691				325,426,940	5,022,610

*

Effective July 27, 2012 Partner International Stock Portfolio merged into Partner Worldwide Allocation Portfolio, with Partner Worldwide Allocation Portfolio acquiring the assets and liabilities of the Partner International Stock Portfolio.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Bank Loans (1.4%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$798,000	5.750%, 5/1/2018	$803,386
	Ineos US Finance, LLC, Term Loan
1,036,178	6.500%, 5/4/2018	1,046,022

	Total	1,849,408

Capital Goods (<0.1%)
	Reynolds Group, Term Loan
798,400	5.250%, 8/9/2018[b,c]	802,520

	Total	802,520

Communications Services (0.5%)
	Atlantic Broadband Finance, LLC, Term Loan
922,688	5.250%, 3/20/2019	923,343
	Charter Communications Operating, LLC, Term Loan
736,300	4.000%, 3/28/2019	738,906
	Clear Channel Communications, Term Loan
925,000	3.866%, 1/29/2016	755,669
	Cogeco Cable, Inc., Term Loan
640,000	0.000%, 9/10/2019[b,c]	644,800
	Cumulus Media Holdings, Inc., Term Loan
1,119,039	5.750%, 9/16/2018	1,123,705
	Lawson Software, Inc., Term Loan
922,687	4.997%, 3/16/2018[b,c]	926,609
	Level 3 Financing, Inc., Term Loan
1,555,000	0.000%, 8/1/2019[b,c]	1,555,000
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
798,000	6.000%, 6/30/2017	796,005
	MCC Georgia, LLC, Term Loan
640,000	4.000%, 8/15/2020	633,600
	SBA Senior Finance II, LLC, Term Loan
480,000	0.000%, 9/14/2019[b,c]	481,402
	Toys R Us, Inc., Term Loan
738,150	5.250%, 5/25/2018	724,310
	Univision Communications, Inc., Term Loan
511,650	2.216%, 9/29/2014	509,732
	Van Wagner Communications, Inc., Term Loan
640,000	4.125%, 7/25/2019[b,c]	646,803
	WideOpenWest Finance, LLC, Term Loan
1,197,000	6.250%, 7/12/2018	1,205,678
	Yankee Cable Acquisition, LLC, Term Loan
628,200	5.250%, 8/21/2016	628,690
	Zayo Group, LLC, Term Loan
1,197,000	7.125%, 6/14/2019	1,206,732

	Total	13,500,984

Consumer Cyclical (0.2%)
	ADS Waste Holdings, Inc., Term Loan
1,120,000	0.000%, 9/25/2019[b,c]	1,124,905

Principal Amount	Bank Loans (1.4%)[a]	Value
Consumer Cyclical (0.2%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$1,020,660	5.500%, 2/28/2017	$1,030,070
	Chrysler Group, LLC, Term Loan
920,340	6.000%, 5/24/2017	938,535
	ROC Finance, LLC, Term Loan
880,000	1.909%, 8/19/2017[b,c]	899,800
	Rock Ohio Caesars, LLC, Term Loan
480,000	7.000%, 8/19/2017[b,c]	490,800
	Seven Seas Cruises S de RL, LLC, Term Loan
1,440,000	6.250%, 2/16/2019	1,445,400

	Total	5,929,510

Consumer Non-Cyclical (0.2%)
	Bausch & Lomb, Inc., Term Loan
798,000	5.250%, 4/17/2019	806,147
	Ceridian Corporation, Term Loan
640,000	3.985%, 5/30/2017[b,c]	642,266
	CHS/Community Health Systems, Inc., Term Loan
800,000	3.921%, 1/25/2017	802,752
	DJO Finance, LLC, Term Loan
797,995	6.250%, 9/15/2017	799,192
	Grifols, Inc., Term Loan
797,395	4.500%, 6/4/2017	801,884
	Hologic, Inc., Term Loan
960,000	4.500%, 7/19/2019	971,203
	Reynolds Group Holdings, Inc., Term Loan
160,000	0.000%, 9/14/2018[b,c]	160,514
	Roundy’s Supermarkets, Inc., Term Loan
999,975	5.750%, 2/13/2019	978,365
	Visant Corporation, Term Loan
1,075,000	4.570%, 12/22/2016[b,c]	1,033,344
	Warner Chilcott Corporation, Term Loan
62,166	4.250%, 3/15/2018	62,205
124,331	4.250%, 3/15/2018	124,410
47,216	4.250%, 3/15/2018	47,246
	WC Luxco Sarl, Term Loan
85,478	4.250%, 3/15/2018	85,532

	Total	7,315,060

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
1,080,000	8.500%, 12/2/2017	1,082,754
	GenOn Energy, Inc., Term Loan
636,751	6.000%, 9/20/2017	640,336

	Total	1,723,090

Financials (0.1%)
	Nuveen Investments, Inc., Term Loan
245,000	0.000%, 5/13/2017[b,c]	243,265
800,000	5.900%, 5/13/2017	793,504

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Bank Loans (1.4%)[a]	Value
Financials (0.1%) - continued
	WaveDivision Holdings, LLC, Term Loan
$1,120,000	4.250%, 8/15/2019[b,c]	$1,131,872

	Total	2,168,641

Technology (0.1%)
	First Data Corporation Extended, Term Loan
925,000	4.217%, 3/26/2018	878,362
	First Data Corporation, Term Loan
640,000	0.000%, 9/30/2018[b,c]	627,731
	Freescale Semiconductor, Inc., Term Loan
1,124,350	6.000%, 2/28/2019	1,124,822
	Infor US, Inc., Term Loan
160,000	0.000%, 4/5/2018[b,c]	160,400
	Intelsat Jackson Holdings SA, Term Loan
222,213	0.000%, 4/2/2018[b,c]	222,837
922,664	5.250%, 4/2/2018	923,246

	Total	3,937,398

Transportation (<0.1%)
	Delta Air Lines, Inc., Term Loan
920,340	5.500%, 4/20/2017	924,077

	Total	924,077

Utilities (0.1%)
	Calpine Corporation, Term Loan
1,280,000	0.000%, 9/27/2019[b,c]	1,286,400
	NGPL PipeCo, LLC, Term Loan
1,195,000	6.750%, 5/15/2017	1,216,414

	Total	2,502,814

	Total Bank Loans (cost $40,379,430)	40,653,502

Shares	Mutual Funds (54.7%)	Value
Equity Mutual Funds (42.4%)
5,056,075	Thrivent Partner Small Cap Growth Portfolio[d]	70,100,959
3,460,967	Thrivent Partner Small Cap Value Portfolio	70,576,727
4,528,335	Thrivent Small Cap Stock Portfolio[d]	59,002,393
6,211,851	Thrivent Partner Mid Cap Value Portfolio	87,805,753
14,108,172	Thrivent Mid Cap Stock Portfolio	177,952,012
45,590,502	Thrivent Partner Worldwide Allocation Portfolio	374,753,927
18,770,587	Thrivent Large Cap Value Portfolio	217,575,504
21,892,974	Thrivent Large Cap Stock Portfolio	201,533,580
2,259,027	Thrivent Equity Income Plus Portfolio	22,104,127

	Total	1,281,404,982

Fixed Income Mutual Funds (12.3%)
23,377,279	Thrivent High Yield Portfolio	116,428,199
18,473,004	Thrivent Income Portfolio	197,958,560

Shares	Mutual Funds (54.7%)	Value
Fixed Income Mutual Funds (12.3%) - continued
5,742,072	Thrivent Limited Maturity Bond Portfolio	$56,912,549

	Total	371,299,308

	Total Mutual Funds (cost $1,714,658,515)	1,652,704,290

Shares	Common Stock (24.8%)	Value
Consumer Discretionary (3.8%)
15,071	Abercrombie & Fitch Company	511,208
33,792	Amazon.com, Inc.[d]	8,593,981
17,850	AutoZone, Inc.[d]	6,598,610
42,500	BJ’s Restaurants, Inc.[d]	1,927,375
13,870	CBS Corporation	503,897
15,100	Charter Communications, Inc.[d]	1,133,557
10,300	Cheesecake Factory, Inc.	368,225
35,500	Children’s Place Retail Stores, Inc.[d]	2,130,000
535,636	Comcast Corporation	19,159,700
10,874	Darden Restaurants, Inc.	606,226
35,419	Delphi Automotive plc[d]	1,097,989
27,862	Discovery Communications, Inc.[d]	1,661,411
21,100	DISH Network Corporation	645,871
50,176	Dollar Tree, Inc.[d]	2,422,246
70,800	Expedia, Inc.	4,095,072
65,588	Foot Locker, Inc.	2,328,374
70,030	GNC Holdings, Inc.	2,729,069
6,730	Harley-Davidson, Inc.	285,150
84,800	Home Depot, Inc.	5,119,376
329,677	Las Vegas Sands Corporation	15,287,123
34,763	Life Time Fitness, Inc.[d]	1,590,060
23,249	Limited Brands, Inc.	1,145,246
60,660	Lowe’s Companies, Inc.	1,834,358
12,800	Marriott International, Inc.	500,480
64,100	Meredith Corporation[e]	2,243,500
48,960	News Corporation	1,214,208
90,300	NIKE, Inc.	8,570,373
18,700	Omnicom Group, Inc.	964,172
44,413	O’Reilly Automotive, Inc.[d]	3,713,815
3,418	Panera Bread Company[d]	584,102
30,250	Penn National Gaming, Inc.[d]	1,303,775
23,980	PetSmart, Inc.	1,654,140
121,488	Pier 1 Imports, Inc.	2,276,685
174,300	Sally Beauty Holdings, Inc.[d]	4,373,187
15,100	Tempur-Pedic International, Inc.[d]	451,339
14,000	Time Warner Cable, Inc.	1,330,840
45,400	Toll Brothers, Inc.[d]	1,508,642
14,080	Tractor Supply Company	1,392,371
4,738	VF Corporation	755,048
28,853	WMS Industries, Inc.[d]	472,612

	Total	115,083,413

Consumer Staples (1.4%)
72,635	Anheuser-Busch InBev NV ADR	6,240,073
18,676	Annie’s, Inc.[d,e]	837,432
50,000	Archer-Daniels-Midland Company	1,359,000
56,063	British American Tobacco plc ADR	5,754,306
22,900	Bunge, Ltd.	1,535,445
10,039	Clorox Company	723,310
25,650	CVS Caremark Corporation	1,241,973
10,470	Diageo plc ADR	1,180,283

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (24.8%)	Value
Consumer Staples (1.4%) - continued
80,551	Ingredion, Inc.	$4,443,193
8,870	Kimberly-Clark Corporation	760,869
38,820	Kraft Foods, Inc.	1,605,207
95,100	Nestle SA	6,000,560
89,135	Philip Morris International, Inc.	8,016,802
14,887	TreeHouse Foods, Inc.[d]	781,568
20,140	Unilever NV ADR	714,567
18,648	Whole Foods Market, Inc.	1,816,315

	Total	43,010,903

Energy (3.1%)
163,043	Alpha Natural Resources, Inc.[d]	1,071,192
8,900	Apache Corporation	769,583
34,752	Arch Coal, Inc.	219,980
25,300	Baker Hughes, Inc.	1,144,319
78,287	BP plc ADR	3,316,237
22,600	Cameron International Corporation[d]	1,267,182
34,180	Chevron Corporation	3,984,021
11,460	Concho Resources, Inc.[d]	1,085,835
176,700	Consol Energy, Inc.	5,309,835
22,900	Dril-Quip, Inc.[d]	1,646,052
58,812	Ensco plc	3,208,783
66,846	EOG Resources, Inc.	7,490,094
20,610	EQT Corporation	1,215,990
54,000	Exxon Mobil Corporation	4,938,300
66,784	Helix Energy Solutions Group, Inc.[d]	1,220,144
282,920	Marathon Oil Corporation	8,365,944
137,000	Marathon Petroleum Corporation	7,478,830
92,700	Nabors Industries, Ltd.[d]	1,300,581
20,738	National Oilwell Varco, Inc.	1,661,321
37,100	Newfield Exploration Company[d]	1,161,972
16,000	Occidental Petroleum Corporation	1,376,960
35,278	Oil States International, Inc.[d]	2,803,190
74,809	Peabody Energy Corporation	1,667,493
55,500	Petroleo Brasileiro SA ADR	1,273,170
135,436	Petroleum Geo-Services ASA	2,252,942
51,300	Plains Exploration & Production Company[d]	1,922,211
11,500	Range Resources Corporation	803,505
88,060	Schlumberger, Ltd.	6,369,380
8,700	SM Energy Company	470,757
21,000	Southwestern Energy Company[d]	730,380
140,233	Swift Energy Company[d]	2,928,065
45,700	Ultra Petroleum Corporation[d,e]	1,004,486
65,100	Valero Energy Corporation	2,062,368
804,107	Weatherford International, Ltd.[d]	10,196,077
5,239	Whiting Petroleum Corporation[d]	248,224

	Total	93,965,403

Financials (3.1%)
14,550	ACE, Ltd.	1,099,980
29,038	Affiliated Managers Group, Inc.[d]	3,571,674
5,100	Allied World Assurance Company Holdings AG	393,975
17,630	Allstate Corporation	698,324
18,500	American Campus Communities, Inc.	811,780
104,800	Ameriprise Financial, Inc.	5,941,112
33,700	Apartment Investment & Management Company	875,863

Shares	Common Stock (24.8%)	Value
Financials (3.1%) - continued
14,500	Aspen Insurance Holdings, Ltd.	$442,105
14,392	Boston Properties, Inc.	1,591,899
9,910	Capital One Financial Corporation	564,969
41,200	CBL & Associates Properties, Inc.	879,208
226,987	Citigroup, Inc.	7,427,015
103,170	CME Group, Inc.	5,911,641
41,659	Discover Financial Services	1,655,112
39,800	Douglas Emmett, Inc.	918,186
46,931	Duke Realty Corporation	689,886
17,500	Endurance Specialty Holdings, Ltd.	673,750
11,600	Equity Lifestyle Properties, Inc.	790,192
25,488	Equity Residential	1,466,325
5,910	Goldman Sachs Group, Inc.	671,849
55,672	HCC Insurance Holdings, Inc.	1,886,724
13,900	Home Properties, Inc.	851,653
58,995	Host Hotels & Resorts, Inc.	946,870
117,100	Huntington Bancshares, Inc.	807,990
30,320	Invesco, Ltd.	757,697
274,559	J.P. Morgan Chase & Company	11,114,148
79,076	Kimco Realty Corporation	1,602,871
65,720	KKR & Company, LP	993,029
21,350	Lazard, Ltd.	624,060
7,600	M&T Bank Corporation[e]	723,216
133,500	Marsh & McLennan Companies, Inc.	4,529,655
55,910	MetLife, Inc.	1,926,659
31,500	NASDAQ OMX Group, Inc.	733,792
17,300	Northern Trust Corporation	802,979
58,300	Och-Ziff Capital Management Group, LLC	563,178
104,405	Ocwen Financial Corporation[d]	2,861,741
109,126	Popular, Inc.[d]	1,902,066
4,900	ProAssurance Corporation	443,156
10,553	Public Storage, Inc.	1,468,661
10,792	Simon Property Group, Inc.	1,638,334
35,460	State Street Corporation	1,487,902
56,930	SunTrust Banks, Inc.	1,609,411
11,780	SVB Financial Group[d]	712,219
5,800	T. Rowe Price Group, Inc.	367,140
26,300	Tanger Factory Outlet Centers, Inc.	850,279
6,101	Taubman Centers, Inc.	468,130
37,695	TD Ameritrade Holding Corporation	579,372
18,800	Tower Group, Inc.	364,532
17,715	Vornado Realty Trust	1,435,801
39,796	W.R. Berkley Corporation	1,491,952
196,644	Wells Fargo & Company	6,790,117
139,631	Zions Bancorporation	2,884,078

	Total	93,294,257

Health Care (3.3%)
60,200	Abbott Laboratories	4,127,312
17,125	Alexion Pharmaceuticals, Inc.[d]	1,959,100
66,700	Align Technology, Inc.[d]	2,465,899
26,540	AmerisourceBergen Corporation	1,027,363
128,947	Baxter International, Inc.	7,770,346
62,100	Biogen Idec, Inc.[d]	9,267,183
16,000	BioMarin Pharmaceutical, Inc.[d]	644,320
220,100	Bristol-Myers Squibb Company	7,428,375
7,087	C.R. Bard, Inc.	741,655
12,162	Catamaran Corporation[d]	1,191,511

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (24.8%)	Value
Health Care (3.3%) - continued
11,062	CIGNA Corporation	$521,795
89,370	Covidien plc	5,310,365
74,100	Endo Pharmaceutical Holdings, Inc.[d]	2,350,452
11,653	HeartWare International, Inc.[d,e]	1,101,092
72,900	Humana, Inc.	5,113,935
13,800	Illumina, Inc.[d,e]	665,160
21,600	Medicines Company[d]	557,496
156,110	Merck & Company, Inc.	7,040,561
5,350	Mettler-Toledo International, Inc.[d]	913,459
7,689	Onyx Pharmaceuticals, Inc.[d]	649,721
9,000	Perrigo Company	1,045,530
263,767	Pfizer, Inc.	6,554,610
12,400	PSS World Medical, Inc.[d]	282,472
34,470	Sanofi ADR	1,484,278
73,000	Shire Pharmaceuticals Group plc ADR	6,475,100
44,100	Thoratec Corporation[d]	1,525,860
34,067	United Therapeutics Corporation[d]	1,903,664
281,708	UnitedHealth Group, Inc.	15,609,440
46,600	VIVUS, Inc.[d,e]	830,412
7,800	Waters Corporation[d]	649,974
19,144	Watson Pharmaceuticals, Inc.[d]	1,630,303
12,923	Zimmer Holdings, Inc.	873,853

	Total	99,712,596

Industrials (2.9%)
40,000	3M Company	3,696,800
71,600	Actuant Corporation	2,049,192
32,619	AMETEK, Inc.	1,156,343
13,839	BE Aerospace, Inc.[d]	582,622
5,904	Chicago Bridge and Iron Company	224,883
25,584	CSX Corporation	530,868
63,694	Deluxe Corporation	1,946,489
129,100	Dover Corporation	7,680,159
73,614	EMCOR Group, Inc.	2,100,944
18,000	Expeditors International of Washington, Inc.	654,480
7,350	FedEx Corporation	621,957
8,336	Flowserve Corporation	1,064,841
49,800	GATX Corporation	2,113,512
24,030	General Electric Company	545,721
17,132	Honeywell International, Inc.	1,023,637
175,320	Jacobs Engineering Group, Inc.[d]	7,088,188
27,906	JB Hunt Transport Services, Inc.	1,452,228
18,956	Kansas City Southern	1,436,486
45,500	Landstar System, Inc.	2,151,240
61,100	Lockheed Martin Corporation	5,705,518
203,762	Manitowoc Company, Inc.	2,718,185
11,600	Manpower, Inc.	426,880
53,600	McDermott International, Inc.[d]	654,992
9,590	Norfolk Southern Corporation	610,212
33,666	Oshkosh Corporation[d]	923,458
108,642	Parker Hannifin Corporation	9,080,298
16,515	Pentair, Inc.[d]	735,083
214,800	Pitney Bowes, Inc.[e]	2,968,536
10,032	Roper Industries, Inc.	1,102,416
62,200	Southwest Airlines Company	545,494
22,587	SPX Corporation	1,477,416
11,153	Stericycle, Inc.[d]	1,009,569
120,100	Tyco International, Ltd.	6,756,826

Shares	Common Stock (24.8%)	Value
Industrials (2.9%) - continued
85,000	United Parcel Service, Inc.	$6,083,450
89,917	United Technologies Corporation	7,039,602
56,000	Woodward, Inc.	1,902,880

	Total	87,861,405

Information Technology (5.5%)
52,700	Accenture plc	3,690,581
44,464	Akamai Technologies, Inc.[d]	1,701,193
12,600	Alliance Data Systems Corporation[d]	1,788,570
20,864	ANSYS, Inc.[d]	1,531,418
45,778	Apple, Inc.	30,545,828
90,000	Aruba Networks, Inc.[d,e]	2,023,650
339,573	Atmel Corporation[d]	1,786,154
17,508	Autodesk, Inc.[d]	584,242
36,776	Broadcom Corporation[d]	1,271,714
61,100	Cavium, Inc.[d,e]	2,036,463
52,300	Ciena Corporation[d]	711,280
88,100	Citrix Systems, Inc.[d]	6,745,817
81,285	Cognizant Technology Solutions Corporation[d]	5,683,447
42,247	CoreLogic, Inc.[d]	1,120,813
162,525	eBay, Inc.[d]	7,867,835
51,528	Electronic Arts, Inc.[d]	653,890
13,384	F5 Networks, Inc.[d]	1,401,305
20,901	Fortinet, Inc.[d]	504,550
17,773	Google, Inc.[d]	13,409,729
64,100	Informatica Corporation[d]	2,231,321
199,500	Intel Corporation	4,524,660
33,800	International Business Machines Corporation	7,011,810
18,367	Itron, Inc.[d]	792,536
34,027	Juniper Networks, Inc.[d]	582,202
5,793	Lam Research Corporation[d]	184,131
7,200	MasterCard, Inc.	3,250,656
6,876	Mercadolibre, Inc.	567,614
291,119	Microsoft Corporation	8,669,524
239,939	NetApp, Inc.[d]	7,889,194
7,251	Nice Systems, Ltd. ADR[d]	240,878
53,091	Nuance Communications, Inc.[d]	1,321,435
169,369	NVIDIA Corporation[d]	2,259,382
28,200	NXP Semiconductors NVd	705,282
368,049	Oracle Corporation	11,589,863
47,504	Plantronics, Inc.	1,678,316
116,811	QUALCOMM, Inc.	7,299,519
10,427	Red Hat, Inc.[d]	593,713
25,300	Riverbed Technology, Inc.[d]	588,731
10,700	Synopsys, Inc.[d]	353,314
16,839	Teradata Corporation[d]	1,269,829
225,354	Teradyne, Inc.[d]	3,204,534
217,810	Texas Instruments, Inc.	6,000,666
57,193	TIBCO Software, Inc.[d]	1,728,944
74,440	VeriFone Systems, Inc.[d]	2,073,154
128,300	Vishay Intertechnology, Inc.[d]	1,261,189
77,658	Xilinx, Inc.	2,594,554
35,000	Yahoo!, Inc.[d]	559,125

	Total	166,084,555

Materials (1.1%)
6,400	Agrium, Inc.	662,144
118,100	AK Steel Holding Corporation	566,880
18,200	BHP Billiton, Ltd. ADR	1,248,702
25,500	Buckeye Technologies, Inc.	817,530
9,987	Celanese Corporation	378,607

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (24.8%)	Value
Materials (1.1%) - continued
32,700	CF Industries Holdings, Inc.	$7,267,248
23,000	Cliffs Natural Resources, Inc.[e]	899,990
18,800	Eagle Materials, Inc.	869,688
16,666	FMC Corporation	922,963
207,203	Freeport-McMoRan Copper & Gold, Inc.	8,201,095
23,500	H.B. Fuller Company	720,980
22,700	Materials Select Sector SPDR Fund	834,679
20,800	Mosaic Company	1,198,288
11,833	Newmont Mining Corporation	662,766
24,987	PPG Industries, Inc.	2,869,507
24,600	Rio Tinto plc ADR[e]	1,150,296
9,986	Sigma-Aldrich Corporation	718,692
15,962	Silgan Holdings, Inc.	694,507
12,602	Silver Wheaton Corporation	500,425
56,920	Steel Dynamics, Inc.	639,212
48,700	SunCoke Energy, Inc.[d]	785,044
15,980	United States Steel Corporation[e]	304,739
33,886	Walter Energy, Inc.	1,099,940

	Total	34,013,922

Telecommunications Services (0.2%)
12,716	SBA Communications Corporation[d]	799,836
43,983	TW Telecom, Inc.[d]	1,146,637
27,719	Verizon Communications, Inc.	1,263,155
162,000	Windstream Corporation[e]	1,637,820

	Total	4,847,448

Utilities (0.4%)
37,800	CMS Energy Corporation	890,190
52,690	NiSource, Inc.	1,342,541
51,169	NV Energy, Inc.	921,554
98,800	PNM Resources, Inc.	2,077,764
21,600	Public Service Enterprise Group, Inc.	695,088
64,900	Southern Company	2,991,241
44,418	Southwest Gas Corporation	1,963,276
55,240	Utilities Select Sector SPDR Fund	2,010,736

	Total	12,892,390

	Total Common Stock (cost $680,133,191)	750,766,292

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Asset-Backed Securities (0.1%)
	Morgan Stanley Capital, Inc.
1,248,105	0.367%, 2/25/2037[f]	631,486
	Renaissance Home Equity Loan Trust
1,783,721	5.746%, 5/25/2036	1,141,451
2,800,000	6.011%, 5/25/2036	1,656,886
1,319,986	5.580%, 11/25/2036	717,278

	Total	4,147,101

Basic Materials (0.2%)
	ArcelorMittal
110,000	5.375%, 6/1/2013	112,809
	Arch Coal, Inc.
775,000	7.000%, 6/15/2019[e]	651,000
	BHP Billiton Finance, Ltd.
177,000	1.000%, 2/24/2015	178,771

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Basic Materials (0.2%) - continued
	Dow Chemical Company
$177,000	5.900%, 2/15/2015	$197,197
	FMG Resources Property, Ltd.
775,000	8.250%, 11/1/2019[e,g]	751,750
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
790,000	8.875%, 2/1/2018	811,725
	International Paper Company
117,000	5.300%, 4/1/2015	127,731
	LyondellBasell Industries NV
805,000	5.000%, 4/15/2019	855,313
	Novelis, Inc.
765,000	8.375%, 12/15/2017	835,763
	Rock-Tenn Company
120,000	3.500%, 3/1/2020[g]	122,294

	Total	4,644,353

Capital Goods (0.2%)
	Bombardier, Inc.
790,000	5.750%, 3/15/2022[e,g]	809,750
	Case New Holland, Inc.
775,000	7.875%, 12/1/2017	908,687
	Caterpillar Financial Services Corporation
75,000	1.100%, 5/29/2015	75,911
	John Deere Capital Corporation
120,000	0.700%, 9/4/2015	120,215
	Raytheon Company
176,000	1.625%, 10/15/2015	180,300
	RBS Global, Inc./Rexnord, LLC
790,000	8.500%, 5/1/2018	870,975
	Reynolds Group Issuer, Inc.
775,000	6.875%, 2/15/2021	817,625
	Sealed Air Corporation
700,000	8.375%, 9/15/2021[g]	784,000
	Textron, Inc.
231,000	5.600%, 12/1/2017	255,874
	Tyco Flow Control International Finance SA
120,000	1.875%, 9/15/2017[g]	120,071
	United Technologies Corporation
19,000	4.500%, 6/1/2042	21,295
	UR Financing Escrow Corporation
790,000	7.375%, 5/15/2020[g]	849,250

	Total	5,813,953

Collateralized Mortgage Obligations (0.6%)
	Citigroup Mortgage Loan Trust, Inc.
667,653	5.500%, 11/25/2035	584,943
	CitiMortgage Alternative Loan Trust
2,282,654	5.750%, 4/25/2037	1,809,478
	Countrywide Alternative Loan Trust
610,155	6.500%, 8/25/2036	397,620
462,831	6.000%, 1/25/2037	366,943
2,139,108	5.500%, 5/25/2037	1,599,541
1,700,402	7.000%, 10/25/2037	1,090,114

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Collateralized Mortgage Obligations (0.6%) - continued
	Countrywide Home Loans, Inc.
$1,021,391	5.750%, 4/25/2037	$918,569
	Deutsche Alt-A Securities, Inc.
786,215	6.000%, 10/25/2021	720,328
	Deutsche Alt-A Securities, Inc. Alternative Loan Trust
386,787	5.500%, 10/25/2021	394,422
	HomeBanc Mortgage Trust
3,017,182	2.634%, 4/25/2037	2,057,860
	J.P. Morgan Mortgage Trust
202,819	2.976%, 10/25/2036	152,613
2,357,132	6.250%, 8/25/2037	1,627,239
	MASTR Alternative Loans Trust
530,013	6.500%, 7/25/2034	561,030
1,219,571	0.667%, 12/25/2035[f]	661,651
	Merrill Lynch Alternative Note Asset Trust
514,762	6.000%, 3/25/2037	409,411
	Residential Asset Securitization Trust
1,498,791	0.597%, 8/25/2037[f]	480,112
	Sequoia Mortgage Trust
572,962	5.030%, 9/20/2046	197,453
1,351,331	5.030%, 9/20/2046	1,146,627
	WaMu Mortgage Pass Through Certificates
321,096	2.741%, 9/25/2036	245,431
664,009	2.579%, 10/25/2036	527,849
4,476,777	2.228%, 11/25/2036	3,551,226

	Total	19,500,460

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
2,800,000	5.803%, 4/10/2049	3,258,956
3,675,000	5.893%, 6/10/2049	4,217,154
	Bear Stearns Commercial Mortgage Securities, Inc.
1,710,000	5.331%, 2/11/2044	1,872,773
	Citigroup/Deutsche Bank Commercial Mortgage
3,900,000	5.322%, 12/11/2049	4,440,634
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	3,138,587
	Credit Suisse Mortgage Capital Certificates
3,350,000	5.509%, 9/15/2039	3,447,981
	Government National Mortgage Association
366,217	2.164%, 3/16/2033	372,179
355,267	3.214%, 1/16/2040	374,386
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,840,150
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,300,000	5.918%, 2/12/2049	1,350,981
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	903,347

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Commercial Mortgage-Backed Securities (0.9%) - continued
	Wachovia Bank Commercial Mortgage Trust
$2,100,000	5.603%, 10/15/2048	$2,174,556

	Total	27,391,684

Communications Services (0.5%)
	AMC Networks, Inc.
700,000	7.750%, 7/15/2021	791,000
	America Movil SAB de CV
180,000	3.125%, 7/16/2022	185,487
	AT&T, Inc.
247,000	2.400%, 8/15/2016	261,222
	British Telecommunications plc
150,000	2.000%, 6/22/2015	154,226
	Cablevision Systems Corporation
775,000	8.625%, 9/15/2017	900,937
	CCO Holdings, LLC
775,000	7.000%, 1/15/2019	838,937
	CenturyLink, Inc.
240,000	5.800%, 3/15/2022	261,155
	Comcast Corporation
252,000	6.500%, 1/15/2015	283,830
75,000	4.650%, 7/15/2042	80,221
	Digicel, Ltd.
490,000	8.250%, 9/1/2017[g]	529,200
300,000	7.000%, 2/15/2020[g]	306,000
	Dish DBS Corporation
640,000	4.625%, 7/15/2017[g]	654,400
640,000	5.875%, 7/15/2022[g]	656,000
	Frontier Communications Corporation
700,000	8.125%, 10/1/2018	787,500
	Hughes Satellite Systems Corporation
775,000	6.500%, 6/15/2019	829,250
	Intelsat Jackson Holdings SA
775,000	7.250%, 4/1/2019	837,000
	Level 3 Financing, Inc.
695,000	8.625%, 7/15/2020	750,600
	NBCUniversal Media, LLC
179,000	2.875%, 4/1/2016	189,597
58,000	2.875%, 1/15/2023[c]	57,894
	News America, Inc.
120,000	3.000%, 9/15/2022[g]	121,061
	Nippon Telegraph & Telephone Corporation
120,000	1.400%, 7/18/2017	121,664
	SBA Telecommunications, Inc.
75,000	5.750%, 7/15/2020[g]	78,750
	Sprint Nextel Corporation
360,000	9.125%, 3/1/2017	407,700
340,000	9.000%, 11/15/2018[g]	408,000
	Telefonica Emisiones SAU
120,000	3.729%, 4/27/2015	119,400
	Time Warner Cable, Inc.
120,000	3.500%, 2/1/2015	127,462
	Univision Communications, Inc.
605,000	6.750%, 9/15/2022[g]	605,000
	UPCB Finance V, Ltd.
775,000	7.250%, 11/15/2021[g]	842,812
	Verizon Communications, Inc.
247,000	5.500%, 2/15/2018	301,148

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Communications Services (0.5%) - continued
	Virgin Media Finance plc
$790,000	5.250%, 2/15/2022	$829,500
	Vivendi SA
180,000	2.400%, 4/10/2015[g]	182,390
	Vodafone Group plc
124,000	1.250%, 9/26/2017	124,167

	Total	13,623,510

Consumer Cyclical (0.3%)
	American Honda Finance Corporation
60,000	1.000%, 8/11/2015[g]	60,122
60,000	1.500%, 9/11/2017[g]	60,251
	Chrysler Group, LLC
735,000	8.000%, 6/15/2019[e]	779,100
	Daimler Finance North America, LLC
98,000	1.650%, 4/10/2015[g]	99,365
	Federated Retail Holdings, Inc.
176,000	5.900%, 12/1/2016	205,478
	Ford Motor Credit Company, LLC
124,000	12.000%, 5/15/2015	153,760
790,000	5.000%, 5/15/2018	862,461
	Host Hotels and Resorts, LP
640,000	6.000%, 11/1/2020	707,200
	Hyundai Capital America
116,000	1.625%, 10/2/2015[g]	116,057
	Lennar Corporation
700,000	12.250%, 6/1/2017	938,000
	Limited Brands, Inc.
595,000	5.625%, 2/15/2022	641,112
	Macy’s Retail Holdings, Inc.
182,000	3.875%, 1/15/2022	196,207
	MGM Resorts International
800,000	7.625%, 1/15/2017	848,000
	Rite Aid Corporation
1,005,000	7.500%, 3/1/2017	1,032,637
	Scientific Games International, Inc.
750,000	6.250%, 9/1/2020[g]	753,750
	Service Corporation International
715,000	8.000%, 11/15/2021	872,300
	Time Warner, Inc.
98,000	3.150%, 7/15/2015	104,584
	Toyota Motor Credit Corporation
75,000	1.750%, 5/22/2017	77,053
	Toys R Us Property Company II, LLC
770,000	8.500%, 12/1/2017	829,675
	Viacom, Inc.
60,000	1.250%, 2/27/2015	60,626

	Total	9,397,738

Consumer Non-Cyclical (0.3%)
	Amgen, Inc.
80,000	4.850%, 11/18/2014	86,866
80,000	2.125%, 5/15/2017	82,613
	Anheuser-Busch InBev Worldwide, Inc.
60,000	0.800%, 7/15/2015	60,251
120,000	1.375%, 7/15/2017	121,466

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Consumer Non-Cyclical (0.3%) - continued
	Aristotle Holding, Inc.
$120,000	2.750%, 11/21/2014[g]	$124,602
	BAT International Finance plc
150,000	1.400%, 6/5/2015[g]	151,149
	Beam, Inc.
40,000	1.875%, 5/15/2017	40,879
	Biomet, Inc.
800,000	6.500%, 10/1/2020[c,g]	784,000
	Boston Scientific Corporation
160,000	5.450%, 6/15/2014	171,350
111,000	4.500%, 1/15/2015	118,683
	Bunge Limited Finance Corporation
60,000	3.200%, 6/15/2017	62,905
	Celgene Corporation
90,000	1.900%, 8/15/2017	91,292
90,000	3.250%, 8/15/2022	90,855
	Community Health Systems, Inc.
715,000	8.000%, 11/15/2019	784,713
	ConAgra Foods, Inc.
180,000	1.350%, 9/10/2015	181,255
	Covidien International Finance SA
150,000	1.350%, 5/29/2015	151,933
	Express Scripts, Inc.
120,000	3.125%, 5/15/2016	127,966
	Fresenius Medical Care US Finance II, Inc.
700,000	5.625%, 7/31/2019[g]	745,500
	Gilead Sciences, Inc.
110,000	2.400%, 12/1/2014	113,739
110,000	3.050%, 12/1/2016	118,225
	Grifols, Inc.
800,000	8.250%, 2/1/2018	884,000
	HCA, Inc.
790,000	5.875%, 3/15/2022	856,162
	JBS USA, LLC
760,000	7.250%, 6/1/2021[g]	714,400
	Kellogg Company
80,000	1.125%, 5/15/2015	80,759
	Kraft Foods, Inc.
150,000	1.625%, 6/4/2015[g]	152,272
94,000	2.250%, 6/5/2017[g]	96,773
	Laboratory Corporation of America Holdings
120,000	2.200%, 8/23/2017	122,564
	Libbey Glass, Inc.
140,000	6.875%, 5/15/2020[g]	150,500
	Lorillard Tobacco Company
120,000	2.300%, 8/21/2017	120,985
	Roche Holdings, Inc.
120,000	7.000%, 3/1/2039[g]	180,829
	SABMiller Holdings, Inc.
181,000	1.850%, 1/15/2015[g]	185,249
	Safeway, Inc.
135,000	5.000%, 8/15/2019	140,666
	Spectrum Brands Holdings, Inc.
700,000	9.500%, 6/15/2018	789,250
	Teva Pharmaceutical Finance Company BV
80,000	2.400%, 11/10/2016	84,053

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Consumer Non-Cyclical (0.3%) - continued
	Teva Pharmaceutical Finance IV, LLC
$137,000	1.700%, 11/10/2014	$140,173
	Tyson Foods, Inc.
150,000	4.500%, 6/15/2022	157,125
	Valeant Pharmaceuticals International
775,000	6.875%, 12/1/2018[g]	815,688
	Watson Pharmaceuticals, Inc.
58,000	1.875%, 10/1/2017	58,645
23,000	3.250%, 10/1/2022	23,295

	Total	9,963,630

Energy (0.2%)
	Apache Corporation
177,000	1.750%, 4/15/2017	182,773
	BP Capital Markets plc
176,000	3.625%, 5/8/2014	184,565
176,000	3.125%, 10/1/2015	187,932
	Concho Resources, Inc.
1,430,000	5.500%, 10/1/2022	1,490,775
	Denbury Resources, Inc.
775,000	6.375%, 8/15/2021	840,875
	EOG Resources, Inc.
120,000	2.625%, 3/15/2023	121,293
	Harvest Operations Corporation
960,000	6.875%, 10/1/2017	1,051,200
	Linn Energy, LLC
775,000	7.750%, 2/1/2021	819,563
	Marathon Petroleum Corporation
120,000	3.500%, 3/1/2016	127,243
	Phillips 66
136,000	2.950%, 5/1/2017[g]	143,874
	Pioneer Natural Resources Company
60,000	5.875%, 7/15/2016	68,354
120,000	6.650%, 3/15/2017	142,450
	SandRidge Energy, Inc.
800,000	7.500%, 2/15/2023[g]	824,000
	Suncor Energy, Inc.
107,000	6.100%, 6/1/2018	131,967
	Transocean, Inc.
60,000	5.050%, 12/15/2016	67,047
120,000	6.000%, 3/15/2018	140,128
	Valero Energy Corporation
120,000	7.500%, 4/15/2032	152,461
	Weatherford International, Ltd.
180,000	6.750%, 9/15/2040	203,076

	Total	6,879,576

Financials (0.7%)
	Achmea Hypotheekbank NV
283,000	3.200%, 11/3/2014[g]	296,723
	Ally Financial, Inc.
790,000	5.500%, 2/15/2017	825,774
	American Express Credit Corporation
75,000	2.375%, 3/24/2017	78,889
	American International Group, Inc.
180,000	2.375%, 8/24/2015	181,920

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Financials (0.7%) - continued
$177,000	3.800%, 3/22/2017	$190,383
	ANZ National International, Ltd. of London
181,000	3.125%, 8/10/2015[g]	188,899
	Associated Bank Corporation
60,000	1.875%, 3/12/2014	60,028
	Bank of America Corporation
253,000	7.750%, 8/15/2015	284,514
120,000	5.750%, 8/15/2016	131,811
180,000	5.750%, 12/1/2017	207,100
120,000	5.650%, 5/1/2018	136,821
	Bank of New York Mellon Corporation
175,000	1.700%, 11/24/2014	178,865
	Bank of Nova Scotia
450,000	1.450%, 7/26/2013[g]	454,140
175,000	1.850%, 1/12/2015	180,377
	Barclays Bank plc
150,000	6.050%, 12/4/2017[g]	161,410
	BBVA Bancomer SA/Texas N.A.
92,000	6.750%, 9/30/2022[g]	100,510
	Berkshire Hathaway, Inc.
160,000	1.600%, 5/15/2017	163,722
	BlackRock, Inc.
75,000	1.375%, 6/1/2015	76,416
	BNP Paribas SA
60,000	2.375%, 9/14/2017	60,259
	Canadian Imperial Bank of Commerce
465,000	2.600%, 7/2/2015[g]	491,551
	Capital One Capital V
120,000	10.250%, 8/15/2039	123,600
	Capital One Financial Corporation
175,000	2.150%, 3/23/2015	179,435
	CIT Group, Inc.
800,000	4.250%, 8/15/2017	830,254
	Citigroup, Inc.
175,000	5.850%, 7/2/2013	181,332
310,000	5.000%, 9/15/2014	326,963
180,000	4.750%, 5/19/2015	193,768
180,000	6.000%, 8/15/2017	209,663
	CNA Financial Corporation
210,000	7.350%, 11/15/2019	260,577
	Credit Suisse New York, NY
180,000	5.500%, 5/1/2014	192,235
	Developers Diversified Realty Corporation
240,000	7.500%, 4/1/2017	287,192
640,000	7.875%, 9/1/2020	824,984
	Dexia Credit Local SA
450,000	2.750%, 4/29/2014[g]	454,208
	Discover Bank
180,000	8.700%, 11/18/2019	232,413
	Duke Realty, LP
60,000	3.875%, 10/15/2022	61,018
	Eksportfinans ASA
80,000	3.000%, 11/17/2014	78,600
	Fifth Third Bancorp
136,000	5.450%, 1/15/2017	153,126
	General Electric Capital Corporation
177,000	2.150%, 1/9/2015	182,162

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Financials (0.7%) - continued
$127,000	0.660%, 1/8/2016[f]	$124,360
55,000	1.308%, 5/9/2016[f]	55,034
80,000	2.300%, 4/27/2017	82,235
120,000	3.150%, 9/7/2022	120,538
180,000	6.750%, 3/15/2032	230,584
	Goldman Sachs Group, Inc.
176,000	5.000%, 10/1/2014	188,455
181,000	3.700%, 8/1/2015	190,909
182,000	0.823%, 3/22/2016[f]	174,922
	Hartford Financial Services Group, Inc.
30,000	7.300%, 11/1/2015	34,424
35,000	5.500%, 10/15/2016	38,845
177,000	4.000%, 10/15/2017	190,246
	HSBC Holdings plc
137,000	4.000%, 3/30/2022	146,990
	Icahn Enterprises, LP
150,000	8.000%, 1/15/2018[g]	160,875
790,000	8.000%, 1/15/2018	847,275
	ING Bank NV
210,000	2.000%, 9/25/2015[g]	210,314
195,000	3.750%, 3/7/2017[g]	205,472
	International Bank for Reconstruction & Development
465,000	2.375%, 5/26/2015	489,605
	International Lease Finance Corporation
790,000	5.875%, 4/1/2019	837,626
	J.P. Morgan Chase & Company
175,000	4.650%, 6/1/2014	185,495
116,000	1.875%, 3/20/2015	118,350
116,000	3.450%, 3/1/2016	123,685
180,000	2.000%, 8/15/2017	181,568
	J.P. Morgan Chase Bank NA
166,000	0.729%, 6/13/2016[f]	159,987
	Liberty Mutual Group, Inc.
60,000	4.950%, 5/1/2022[g]	62,760
	Lloyds TSB Bank plc
120,000	4.200%, 3/28/2017	132,402
180,000	6.500%, 9/14/2020[g]	189,612
	Morgan Stanley
120,000	4.750%, 4/1/2014	124,223
270,000	6.000%, 5/13/2014	286,190
252,000	4.750%, 3/22/2017	270,185
	Murray Street Investment Trust I
210,000	4.647%, 3/9/2017	225,513
	NiSource Finance Corporation
180,000	5.950%, 6/15/2041	216,671
	Omega Healthcare Investors, Inc.
640,000	5.875%, 3/15/2024	681,600
	PNC Funding Corporation
181,000	3.300%, 3/8/2022	193,987
	Prudential Financial, Inc.
176,000	6.200%, 11/15/2040	210,224
	Regions Bank
300,000	7.500%, 5/15/2018	354,000
	Royal Bank of Scotland Group plc
120,000	5.050%, 1/8/2015	124,485
180,000	2.550%, 9/18/2015	182,166
	Santander US Debt SAU
150,000	3.724%, 1/20/2015[g]	148,875

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Financials (0.7%) - continued
	SLM Corporation
$310,000	6.250%, 1/25/2016	$336,350
	Societe Generale SA
120,000	5.200%, 4/15/2021[g]	128,772
	Svenska Handelsbanken AB
177,000	3.125%, 7/12/2016	187,620
	Toronto-Dominion Bank
465,000	2.200%, 7/29/2015[g]	486,808
	U.S. Bancorp
177,000	3.150%, 3/4/2015	187,588
80,000	1.650%, 5/15/2017	81,898
	Wachovia Corporation
420,000	5.625%, 10/15/2016	486,628
	WEA Finance, LLC
177,000	5.700%, 10/1/2016[g]	199,755
	Wells Fargo & Company
115,000	2.100%, 5/8/2017	118,977

	Total	19,936,725

Foreign Government (<0.1%)
	Kommunalbanken AS
450,000	2.750%, 5/5/2015[g]	475,020
	Korea Finance Corporation
60,000	2.250%, 8/7/2017	60,655
	Kreditanstalt fuer Wiederaufbau
205,000	0.231%, 6/17/2013[f]	205,013

	Total	740,688

Mortgage-Backed Securities (3.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
9,360,000	2.500%, 10/1/2027[c]	9,829,462
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
8,525,000	3.000%, 10/1/2042[c]	8,987,215
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
10,820,000	2.500%, 10/1/2027[c]	11,371,144
16,272,500	5.000%, 10/1/2042[c]	17,749,737
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
10,045,000	3.500%, 10/1/2042[c]	10,773,262
28,072,500	4.000%, 10/1/2042[c]	30,243,734

	Total	88,954,554

Technology (0.1%)
	Amkor Technology, Inc.
700,000	6.625%, 6/1/2021	710,500
	Computer Sciences Corporation
90,000	2.500%, 9/15/2015	91,339
	Equinix, Inc.
700,000	8.125%, 3/1/2018	777,000
	First Data Corporation
790,000	7.375%, 6/15/2019[g]	814,687
	Freescale Semiconductor, Inc.
580,000	9.250%, 4/15/2018[g]	630,750
	Hewlett-Packard Company
120,000	2.125%, 9/13/2015	121,777
136,000	2.600%, 9/15/2017	136,427

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Technology (0.1%) - continued
	International Business Machines Corporation
$160,000	0.750%, 5/11/2015	$161,042
	Samsung Electronics America, Inc.
195,000	1.750%, 4/10/2017[g]	197,711
	Xerox Corporation
120,000	7.200%, 4/1/2016	139,582

	Total	3,780,815

Transportation (0.1%)
	Avis Budget Car Rental, LLC
715,000	8.250%, 1/15/2019	778,456
	Burlington Northern Santa Fe, LLC
45,000	3.050%, 9/1/2022	46,576
	Continental Airlines, Inc.
1,020,000	6.750%, 9/15/2015[g]	1,069,725
80,000	4.150%, 4/11/2024	82,000
	CSX Corporation
96,000	6.250%, 4/1/2015	109,388
	Delta Air Lines, Inc.
179,000	6.750%, 5/23/2017	182,813
30,000	4.750%, 5/7/2020	31,350
	Hertz Corporation
715,000	6.750%, 4/15/2019[e]	754,325
	Kansas City Southern de Mexico SA de CV
160,000	8.000%, 2/1/2018	178,400
	Navios Maritime Acquisition Corporation
700,000	8.625%, 11/1/2017	666,750
	Navios Maritime Holdings, Inc.
640,000	8.875%, 11/1/2017[g]	650,400

	Total	4,550,183

U.S. Government and Agencies (3.5%)
	Eksportfinans ASA
111,000	5.500%, 5/25/2016	113,220
	FDIC Structured Sale Guaranteed Notes
185,000	Zero Coupon, 1/7/2014[g]	183,555
	Federal Agricultural Mortgage Corporation
465,000	2.125%, 9/15/2015	484,391
	Federal Home Loan Banks
2,830,000	0.375%, 1/29/2014	2,835,179
2,235,000	1.000%, 6/21/2017	2,262,184
2,215,000	5.000%, 11/17/2017	2,681,397
	Federal Home Loan Mortgage Corporation
400,000	1.750%, 9/10/2015	415,706
	Federal National Mortgage Association
1,725,000	1.250%, 2/27/2014	1,751,839
920,000	0.500%, 5/27/2015	922,848
735,000	4.375%, 10/15/2015	822,948
1,870,000	1.375%, 11/15/2016	1,928,127
505,000	6.250%, 5/15/2029	740,018
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	516,993
	U.S. Treasury Bonds
950,000	7.625%, 2/15/2025	1,551,469

Principal Amount	Long-Term Fixed Income (10.9%)	Value
U.S. Government and Agencies (3.5%) - continued
$5,000,000	6.500%, 11/15/2026	$7,689,060
2,250,000	4.375%, 5/15/2040	2,976,680
18,295,000	3.000%, 5/15/2042	18,969,628
520,000	2.750%, 8/15/2042	511,388
	U.S. Treasury Bonds, TIPS
135,000	2.375%, 1/15/2025	222,754
130,000	2.125%, 2/15/2040	201,154
	U.S. Treasury Notes
300,000	0.250%, 4/30/2014	300,082
150,000	2.250%, 5/31/2014	155,004
4,315,000	0.750%, 6/15/2014	4,352,925
6,500,000	2.500%, 4/30/2015	6,869,687
1,500,000	0.250%, 9/15/2015	1,497,422
1,390,000	2.625%, 2/29/2016	1,496,421
3,285,000	1.000%, 10/31/2016	3,354,038
3,350,000	3.250%, 3/31/2017	3,752,784
8,950,000	0.750%, 6/30/2017	9,017,823
10,800,000	0.875%, 7/31/2019	10,697,065
9,840,000	1.625%, 8/15/2022	9,829,235
	U.S. Treasury Notes, TIPS
2,250,000	0.125%, 7/31/2014	2,245,342
520,000	1.625%, 1/15/2015	668,824
540,000	0.125%, 4/15/2017	586,872
670,000	2.625%, 7/15/2017	895,086
600,000	1.875%, 7/15/2019	790,994
550,000	1.125%, 1/15/2021	682,026
660,000	0.125%, 1/15/2022	729,364

	Total	105,701,532

Utilities (0.2%)
	AES Corporation
775,000	7.375%, 7/1/2021	883,500
	CenterPoint Energy, Inc.
160,000	6.850%, 6/1/2015	179,972
	Crosstex Energy, LP/Crosstex Energy Finance Corporation
700,000	8.875%, 2/15/2018	749,000
	Energy Transfer Partners, LP
180,000	4.650%, 6/1/2021	193,574
	Enterprise Products Operating, LLC
180,000	1.250%, 8/13/2015	181,785
	Exelon Corporation
255,000	4.900%, 6/15/2015	280,289
	FirstEnergy Solutions Corporation
255,000	4.800%, 2/15/2015	274,131
	ITC Holdings Corporation
155,000	5.875%, 9/30/2016[g]	178,177
	Kinder Morgan Energy Partners, LP
120,000	5.300%, 9/15/2020	139,880
120,000	5.000%, 8/15/2042	124,601
	MarkWest Energy Partners, LP
800,000	5.500%, 2/15/2023	838,000
	MidAmerican Energy Holdings Company
120,000	6.500%, 9/15/2037	160,691
	NextEra Energy Capital Holdings, Inc.
180,000	1.200%, 6/1/2015	181,142

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value
Utilities (0.2%) - continued
	NGPL PipeCo, LLC
$715,000	9.625%, 6/1/2019[g]	$815,100
	NRG Energy, Inc.
710,000	6.625%, 3/15/2023[g]	725,975
	ONEOK Partners, LP
60,000	2.000%, 10/1/2017	61,112
78,000	8.625%, 3/1/2019	102,417
	Pacific Gas & Electric Company
177,000	5.625%, 11/30/2017	215,446
	Sempra Energy
177,000	6.150%, 6/15/2018	218,939
	Suburban Propane Partners, LP
287,000	7.500%, 10/1/2018[g]	307,090
	Williams Partners, LP
60,000	7.250%, 2/1/2017[g]	72,961
60,000	5.250%, 3/15/2020[g]	69,529

	Total	6,953,311

	Total Long-Term Fixed Income (cost $323,029,813)	331,979,813

Shares	Preferred Stock (<0.1%)	Value
Financials (<0.1%)
3,500	U.S. Bancorp, 6.000%[h]	97,930

	Total	97,930

	Total Preferred Stock (cost $88,865)	97,930

Shares	Collateral Held for Securities Loaned (0.7%)	Value
22,461,105	Thrivent Financial Securities Lending Trust	22,461,105

	Total Collateral Held for Securities Loaned (cost $22,461,105)	22,461,105

Shares or Principal Amount	Short-Term Investments (11.5%)	Value
	Federal Home Loan Bank Discount Notes
9,000,000	0.110%, 10/3/2012[i]	8,999,890
35,000,000	0.117%, 10/5/2012[i]	34,999,315
50,000,000	0.110%, 10/10/2012[i,j]	49,998,320
15,510,000	0.110%, 10/12/2012[i]	15,509,384
72,000,000	0.093%, 10/17/2012[i]	71,996,500
8,000,000	0.104%, 10/19/2012[i]	7,999,538
20,000,000	0.065%, 10/24/2012[i]	19,999,097
8,000,000	0.000%, 10/26/2012[j]	7,999,220
12,000,000	0.125%, 11/16/2012[i]	11,998,000
50,000,000	0.120%, 11/21/2012[i]	49,991,167
6,000,000	0.100%, 11/23/2012[i]	5,999,083
10,000,000	0.125%, 12/21/2012[i]	9,997,118
	Federal Home Loan Mortgage Corporation Discount Notes
16,600,000	0.160%, 12/17/2012[i,j]	16,594,172
	Federal National Mortgage Association Discount Notes
5,000,000	0.070%, 10/3/2012[i]	4,999,961

Shares or Principal Amount	Short-Term Investments (11.5%)	Value
	Straight-A Funding, LLC
3,000,000	0.180%, 10/10/2012[g,i,k]	$2,999,835
	U.S. Treasury Bills
20,000,000	0.085%, 10/11/2012[i]	19,999,433
6,000,000	0.000%, 1/17/2013[j]	5,997,708

	Total Short-Term Investments (at amortized cost)	346,077,741

	Total Investments (cost $3,126,828,660) 104.0%	$3,144,740,673

	Other Assets and Liabilities, Net (4.0%)	(121,304,197)

	Total Net Assets 100.0%	$3,023,436,476

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 28, 2012.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $27,110,308 or 0.9% of total net assets.

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At September 28, 2012, $27,891,504 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
k	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$165,710,058
Gross unrealized depreciation	(147,798,045)

Net unrealized appreciation (depreciation)	$17,912,013

Cost for federal income tax purposes	$3,126,828,660

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,849,408	–	1,849,408	–
Capital Goods	802,520	–	802,520	–
Communications Services	13,500,984	–	11,945,984	1,555,000
Consumer Cyclical	5,929,510	–	5,929,510	–
Consumer Non-Cyclical	7,315,060	–	7,315,060	–
Energy	1,723,090	–	1,723,090	–
Financials	2,168,641	–	2,168,641	–
Technology	3,937,398	–	3,937,398	–
Transportation	924,077	–	924,077	–
Utilities	2,502,814	–	2,502,814	–
Mutual Funds
Equity Mutual Funds	1,281,404,982	1,281,404,982	–	–
Fixed Income Mutual Funds	371,299,308	371,299,308	–	–
Common Stock
Consumer Discretionary	115,083,413	115,083,413	–	–
Consumer Staples	43,010,903	37,010,343	6,000,560	–
Energy	93,965,403	91,712,461	2,252,942	–
Financials	93,294,257	93,294,257	–	–
Health Care	99,712,596	99,712,596	–	–
Industrials	87,861,405	87,861,405	–	–
Information Technology	166,084,555	166,084,555	–	–
Materials	34,013,922	34,013,922	–	–
Telecommunications Services	4,847,448	4,847,448	–	–
Utilities	12,892,390	12,892,390	–	–
Long-Term Fixed Income
Asset-Backed Securities	4,147,101	–	4,147,101	–
Basic Materials	4,644,353	–	4,644,353	–
Capital Goods	5,813,953	–	5,813,953	–
Collateralized Mortgage Obligations	19,500,460	–	19,500,460	–
Commercial Mortgage-Backed
Securities	27,391,684	–	27,391,684	–
Communications Services	13,623,510	–	13,565,616	57,894
Consumer Cyclical	9,397,738	–	9,397,738	–
Consumer Non-Cyclical	9,963,630	–	9,963,630	–
Energy	6,879,576	–	6,879,576	–
Financials	19,936,725	–	19,936,725	–
Foreign Government	740,688	–	740,688	–
Mortgage-Backed Securities	88,954,554	–	88,954,554	–
Technology	3,780,815	–	3,780,815	–
Transportation	4,550,183	–	4,550,183	–
U.S. Government and Agencies	105,701,532	–	105,701,532	–
Utilities	6,953,311	–	6,953,311	–
Preferred Stock
Financials	97,930	97,930	–	–
Collateral Held for Securities Loaned	22,461,105	22,461,105	–	–
Short-Term Investments	346,077,741	–	346,077,741	–

Total	$3,144,740,673	$2,417,776,115	$725,351,664	$1,612,894

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	6,700,822	6,700,822	–	–

Total Asset Derivatives	$6,700,822	$6,700,822	$–	$–

Liability Derivatives
Futures Contracts	8,638,808	7,405,617	1,233,191	–

Total Liability Derivatives	$8,638,808	$7,405,617	$1,233,191	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The significant unobservable input used in the fair value measurement of the Bank Loans Communications Services Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Communications Services Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(110)	December 2012	($24,246,071)	($24,258,437)	($12,366)
5-Yr. U.S. Treasury Bond Futures	(560)	December 2012	(69,674,545)	(69,794,374)	(119,829)
10-Yr. U.S. Treasury Bond Futures	(10)	December 2012	(1,329,657)	(1,334,844)	(5,187)
20-Yr U.S. Treasury Bond Futures	245	December 2012	36,689,497	36,596,875	(92,622)
Eurex EURO STOXX 50 Futures	790	December 2012	26,156,088	24,922,897	(1,233,191)
Mini MSCI EAFE Index Futures	704	December 2012	54,827,115	52,736,640	(2,090,475)
Russell 2000 Index Mini-Futures	(825)	December 2012	(71,059,478)	(68,838,001)	2,221,477
S&P 400 Index Mini Futures	(1,178)	December 2012	(120,689,045)	(116,209,700)	4,479,345
S&P 500 Index Futures	818	December 2012	298,379,038	293,293,900	(5,085,138)
Total Futures Contracts					($1,937,986)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Partner Small Cap Growth	$62,803,020	$–	$–	5,056,075	$70,100,959	$–
Partner Small Cap Value	64,077,118	447,567	–	3,460,967	70,576,727	447,567
Small Cap Stock	54,297,906	–	–	4,528,335	59,002,393	–
Partner Mid Cap Value	77,040,544	694,339	–	6,211,851	87,805,753	694,339
Mid Cap Stock	161,523,408	432,674	–	14,108,172	177,952,012	432,674
Partner Worldwide Allocation	136,290,534	27,053,414	–	45,590,502	374,753,927	53,414
Partner International Stock*	178,908,630	9,002,028	–	–	–	9,002,028
Large Cap Value	191,568,241	3,581,679	–	18,770,587	217,575,504	3,581,679
Large Cap Stock	175,660,184	1,976,722	–	21,892,974	201,533,580	1,976,722
Equity Income Plus	19,597,241	319,019	–	2,259,027	22,104,127	319,019
High Yield	105,113,270	5,608,535	2,000,174	23,377,279	116,428,199	6,022,084
Income	183,615,301	5,195,801	2,800,243	18,473,004	197,958,560	5,566,579
Limited Maturity Bond	104,562,151	1,103,583	50,930,139	5,742,072	56,912,549	1,144,754
Securities Lending Trust - Collateral Investment	–	85,759,339	63,298,234	22,461,105	22,461,105	156,341
Total Value and Income Earned	1,515,057,548				1,675,165,395	29,397,200

*

Effective July 27, 2012 Partner International Stock Portfolio merged into Partner Worldwide Allocation Portfolio, with Partner Worldwide Allocation Portfolio acquiring the assets and liabilities of the Partner International Stock Portfolio.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderate Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,690,762	5.750%, 5/1/2018	$1,702,175
	Ineos US Finance, LLC, Term Loan
2,192,075	6.500%, 5/4/2018	2,212,899

	Total	3,915,074

Capital Goods (<0.1%)
	Reynolds Group, Term Loan
1,691,610	5.250%, 8/9/2018[b,c]	1,700,339

	Total	1,700,339

Communications Services (0.6%)
	Atlantic Broadband Finance, LLC, Term Loan
1,900,238	5.250%, 3/20/2019	1,901,587
	Charter Communications Operating, LLC, Term Loan
1,517,375	4.000%, 3/28/2019	1,522,746
	Clear Channel Communications, Term Loan
1,905,000	3.866%, 1/29/2016	1,556,271
	Cogeco Cable, Inc., Term Loan
1,355,000	0.000%, 9/10/2019[b,c]	1,365,162
	Cumulus Media Holdings, Inc., Term Loan
2,357,441	5.750%, 9/16/2018	2,367,272
	Lawson Software, Inc., Term Loan
1,900,237	5.000%, 3/16/2018[b,c]	1,908,313
	Level 3 Financing, Inc., Term Loan
3,305,000	0.000%, 8/1/2019[b,c]	3,305,000
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
1,690,763	6.000%, 6/30/2017	1,686,536
	MCC Georgia, LLC, Term Loan
1,355,000	4.000%, 8/15/2020	1,341,450
	SBA Senior Finance II, LLC, Term Loan
1,020,000	0.000%, 9/14/2019[b,c]	1,022,978
	Toys R Us, Inc., Term Loan
1,521,188	5.250%, 5/25/2018	1,492,665
	Univision Communications, Inc., Term Loan
1,087,257	2.216%, 9/29/2014	1,083,180
	Van Wagner Communications, Inc., Term Loan
1,360,000	4.125%, 7/25/2019[b,c]	1,374,457
	WideOpenWest Finance, LLC, Term Loan
2,533,650	6.250%, 7/12/2018	2,552,019
	Yankee Cable Acquisition, LLC, Term Loan
1,334,925	5.250%, 8/21/2016	1,335,967
	Zayo Group, LLC, Term Loan
2,533,650	7.125%, 6/14/2019	2,554,249

	Total	28,369,852

Consumer Cyclical (0.2%)
	ADS Waste Holdings, Inc., Term Loan
2,375,000	0.000%, 9/25/2019[b,c]	2,385,403

Principal Amount	Bank Loans (1.7%)[a]	Value
Consumer Cyclical (0.2%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$2,135,117	5.500%, 2/28/2017	$2,154,803
	Chrysler Group, LLC, Term Loan
1,895,403	6.000%, 5/24/2017	1,932,875
	ROC Finance, LLC, Term Loan
1,860,000	1.919%, 8/19/2017[b,c]	1,901,850
	Rock Ohio Caesars, LLC, Term Loan
1,020,000	7.000%, 8/19/2017[b,c]	1,042,950
	Seven Seas Cruises S de RL, LLC, Term Loan
3,050,000	6.250%, 2/16/2019	3,061,437

	Total	12,479,318

Consumer Non-Cyclical (0.3%)
	Bausch & Lomb, Inc., Term Loan
1,690,762	5.250%, 4/17/2019	1,708,025
	Ceridian Corporation, Term Loan
1,355,000	3.980%, 5/30/2017[b,c]	1,359,797
	CHS/Community Health Systems, Inc., Term Loan
1,695,000	3.921%, 1/25/2017	1,700,831
	DJO Finance, LLC, Term Loan
1,690,752	6.250%, 9/15/2017	1,693,288
	Grifols, Inc., Term Loan
1,689,480	4.500%, 6/4/2017	1,698,992
	Hologic, Inc., Term Loan
2,035,000	4.500%, 7/19/2019	2,058,748
	Reynolds Group Holdings, Inc., Term Loan
340,000	0.000%, 9/14/2018[b,c]	341,091
	Roundy’s Supermarkets, Inc., Term Loan
2,064,625	5.750%, 2/13/2019	2,020,009
	Visant Corporation, Term Loan
2,250,000	4.561%, 12/22/2016[b,c]	2,162,813
	Warner Chilcott Corporation, Term Loan
132,102	4.250%, 3/15/2018	132,186
264,205	4.250%, 3/15/2018	264,371
100,334	4.250%, 3/15/2018	100,397
	WC Luxco Sarl, Term Loan
181,641	4.250%, 3/15/2018	181,755

	Total	15,422,303

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
2,290,000	8.500%, 12/2/2017	2,295,839
	GenOn Energy, Inc., Term Loan
1,348,122	6.000%, 9/20/2017	1,355,712

	Total	3,651,551

Financials (0.1%)
	Nuveen Investments, Inc., Term Loan
1,000,000	0.000%, 5/13/2017[b,c]	992,920
1,700,000	5.900%, 5/13/2017	1,686,196

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderate Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Financials (0.1%) - continued
	WaveDivision Holdings, LLC, Term Loan
$2,375,000	4.250%, 8/15/2019[b,c]	$2,400,175

	Total	5,079,291

Technology (0.2%)
	First Data Corporation Extended, Term Loan
1,905,000	4.217%, 3/26/2018	1,808,950
	First Data Corporation, Term Loan
1,355,000	0.000%, 9/30/2018[b,c]	1,329,025
	Freescale Semiconductor, Inc., Term Loan
2,437,750	6.000%, 2/28/2019	2,438,774
	Infor US, Inc., Term Loan
335,000	0.000%, 4/5/2018[b,c]	335,837
	Intelsat Jackson Holdings SA, Term Loan
471,463	0.000%, 4/2/2018[b,c]	472,788
1,900,189	5.250%, 4/2/2018	1,901,386

	Total	8,286,760

Transportation (<0.1%)
	Delta Air Lines, Inc., Term Loan
1,895,403	5.500%, 4/20/2017	1,903,098

	Total	1,903,098

Utilities (0.1%)
	Calpine Corporation, Term Loan
2,710,000	0.000%, 9/27/2019[b,c]	2,723,550
	NGPL PipeCo, LLC, Term Loan
2,540,000	6.750%, 5/15/2017	2,585,517

	Total	5,309,067

	Total Bank Loans (cost $85,536,687)	86,116,653

Shares	Mutual Funds (52.6%)	Value
Equity Mutual Funds (27.4%)
51,744,590	Thrivent Partner Worldwide Allocation Portfolio	425,340,530
5,698,281	Thrivent Partner Small Cap Growth Portfolio[d]	79,004,958
4,264,932	Thrivent Partner Small Cap Value Portfolio	86,971,350
3,596,908	Thrivent Small Cap Stock Portfolio[d]	46,866,272
5,904,171	Thrivent Partner Mid Cap Value Portfolio	83,456,642
11,654,145	Thrivent Mid Cap Stock Portfolio	146,998,395
26,115,820	Thrivent Large Cap Value Portfolio	302,716,301
20,286,779	Thrivent Large Cap Stock Portfolio	186,747,915
2,977,010	Thrivent Equity Income Plus Portfolio	29,129,448

	Total	1,387,231,811

Fixed Income Mutual Funds (25.2%)
35,763,786	Thrivent High Yield Portfolio	178,117,959
61,007,578	Thrivent Income Portfolio	653,763,311

Shares	Mutual Funds (52.6%)	Value
Fixed Income Mutual Funds (25.2%) - continued
44,958,649	Thrivent Limited Maturity Bond Portfolio	$445,607,649

	Total	1,277,488,919

	Total Mutual Funds (cost $2,666,245,815)	2,664,720,730

Shares	Common Stock (17.3%)	Value
Consumer Discretionary (2.6%)
6,289	Abercrombie & Fitch Company	213,323
42,892	Amazon.com, Inc.[d]	10,908,293
22,700	AutoZone, Inc.[d]	8,391,509
45,500	BJ’s Restaurants, Inc.[d]	2,063,425
20,150	CBS Corporation	732,050
13,700	Charter Communications, Inc.[d]	1,028,459
9,400	Cheesecake Factory, Inc.	336,050
37,900	Children’s Place Retail Stores, Inc.[d]	2,274,000
666,294	Comcast Corporation	23,833,336
4,612	Darden Restaurants, Inc.	257,119
51,628	Delphi Automotive plc[d]	1,600,468
11,737	Discovery Communications, Inc.[d]	699,877
19,200	DISH Network Corporation	587,712
30,480	Dollar Tree, Inc.[d]	1,471,422
83,900	Expedia, Inc.	4,852,776
70,126	Foot Locker, Inc.	2,489,473
59,078	GNC Holdings, Inc.	2,302,270
9,820	Harley-Davidson, Inc.	416,073
108,000	Home Depot, Inc.	6,519,960
409,065	Las Vegas Sands Corporation	18,968,344
37,083	Life Time Fitness, Inc.[d]	1,696,176
9,745	Limited Brands, Inc.	480,039
88,400	Lowe’s Companies, Inc.	2,673,216
5,400	Marriott International, Inc.	211,140
68,600	Meredith Corporation[e]	2,401,000
71,390	News Corporation	1,770,472
114,600	NIKE, Inc.	10,876,686
17,100	Omnicom Group, Inc.	881,676
48,133	O’Reilly Automotive, Inc.[d]	4,024,881
3,191	Panera Bread Company[d]	545,310
29,737	Penn National Gaming, Inc.[d]	1,281,665
13,702	PetSmart, Inc.	945,164
129,872	Pier 1 Imports, Inc.	2,433,801
221,700	Sally Beauty Holdings, Inc.[d]	5,562,453
13,700	Tempur-Pedic International, Inc.[d]	409,493
20,410	Time Warner Cable, Inc.	1,940,175
31,000	Toll Brothers, Inc.[d]	1,030,130
5,881	Tractor Supply Company	581,572
1,943	VF Corporation	309,637
26,191	WMS Industries, Inc.[d]	429,009

	Total	130,429,634

Consumer Staples (1.1%)
92,384	Anheuser-Busch InBev NV ADR	7,936,709
19,985	Annie’s, Inc.[d,e]	896,127
77,400	Archer-Daniels-Midland Company	2,103,732
71,245	British American Tobacco plc ADR	7,312,587
35,400	Bunge, Ltd.	2,373,570
4,215	Clorox Company	303,691
37,390	CVS Caremark Corporation	1,810,424

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderate Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (17.3%)	Value
Consumer Staples (1.1%) - continued
15,270	Diageo plc ADR	$1,721,387
98,568	Ingredion, Inc.	5,437,011
12,930	Kimberly-Clark Corporation	1,109,135
56,602	Kraft Foods, Inc.	2,340,493
120,900	Nestle SA	7,628,473
108,370	Philip Morris International, Inc.	9,746,798
13,546	TreeHouse Foods, Inc.[d]	711,165
29,360	Unilever NV ADR	1,041,693
7,843	Whole Foods Market, Inc.	763,908

	Total	53,236,903

Energy (2.4%)
198,413	Alpha Natural Resources, Inc.[d]	1,303,573
13,700	Apache Corporation	1,184,639
53,813	Arch Coal, Inc.	340,636
39,100	Baker Hughes, Inc.	1,768,493
117,174	BP plc ADR	4,963,491
9,500	Cameron International Corporation[d]	532,665
51,880	Chevron Corporation	6,047,133
4,725	Concho Resources, Inc.[d]	447,694
224,600	Consol Energy, Inc.	6,749,230
35,400	Dril-Quip, Inc.[d]	2,544,552
65,579	Ensco plc	3,577,990
91,877	EOG Resources, Inc.	10,294,818
30,040	EQT Corporation	1,772,360
64,000	Exxon Mobil Corporation	5,852,800
46,666	Helix Energy Solutions Group, Inc.[d]	852,588
379,360	Marathon Oil Corporation	11,217,675
162,400	Marathon Petroleum Corporation	8,865,416
143,500	Nabors Industries, Ltd.[d]	2,013,305
31,083	National Oilwell Varco, Inc.	2,490,059
53,200	Newfield Exploration Company[d]	1,666,224
24,800	Occidental Petroleum Corporation	2,134,288
39,933	Oil States International, Inc.[d]	3,173,076
88,730	Peabody Energy Corporation	1,977,792
86,000	Petroleo Brasileiro SA ADR	1,972,840
144,805	Petroleum Geo-Services ASA	2,408,793
79,400	Plains Exploration & Production Company[d]	2,975,118
4,800	Range Resources Corporation	335,376
113,470	Schlumberger, Ltd.	8,207,285
3,600	SM Energy Company	194,796
19,100	Southwestern Energy Company[d]	664,298
175,779	Swift Energy Company[d]	3,670,266
70,700	Ultra Petroleum Corporation[d,e]	1,553,986
100,800	Valero Energy Corporation	3,193,344
970,552	Weatherford International, Ltd.[d]	12,306,599
2,065	Whiting Petroleum Corporation[d]	97,840

	Total	119,351,038

Financials (2.2%)
21,220	ACE, Ltd.	1,604,232
23,335	Affiliated Managers Group, Inc.[d]	2,870,205
5,500	Allied World Assurance Company Holdings AG	424,875
25,710	Allstate Corporation	1,018,373
19,800	American Campus Communities, Inc.	868,824
133,300	Ameriprise Financial, Inc.	7,556,777

Shares	Common Stock (17.3%)	Value
Financials (2.2%) - continued
36,100	Apartment Investment & Management Company	$938,239
15,500	Aspen Insurance Holdings, Ltd.	472,595
22,259	Boston Properties, Inc.	2,462,068
14,440	Capital One Financial Corporation	823,224
37,500	CBL & Associates Properties, Inc.	800,250
282,937	Citigroup, Inc.	9,257,699
130,955	CME Group, Inc.	7,503,721
17,529	Discover Financial Services	696,427
42,600	Douglas Emmett, Inc.	982,782
42,689	Duke Realty Corporation	627,528
15,700	Endurance Specialty Holdings, Ltd.	604,450
12,400	Equity Lifestyle Properties, Inc.	844,688
39,564	Equity Residential	2,276,117
8,610	Goldman Sachs Group, Inc.	978,785
52,663	HCC Insurance Holdings, Inc.	1,784,749
14,800	Home Properties, Inc.	906,796
53,546	Host Hotels & Resorts, Inc.	859,413
106,300	Huntington Bancshares, Inc.	733,470
44,190	Invesco, Ltd.	1,104,308
350,087	J.P. Morgan Chase & Company	14,171,522
122,401	Kimco Realty Corporation	2,481,068
95,700	KKR & Company, LP	1,446,027
19,507	Lazard, Ltd.	570,190
6,900	M&T Bank Corporation[e]	656,604
158,300	Marsh & McLennan Companies, Inc.	5,371,119
81,490	MetLife, Inc.	2,808,145
28,700	NASDAQ OMX Group, Inc.	668,567
15,700	Northern Trust Corporation	728,716
53,100	Och-Ziff Capital Management Group, LLC	512,946
111,600	Ocwen Financial Corporation[d]	3,058,956
116,609	Popular, Inc.[d]	2,032,495
5,300	ProAssurance Corporation	479,332
16,392	Public Storage, Inc.	2,281,275
16,729	Simon Property Group, Inc.	2,539,629
51,650	State Street Corporation	2,167,234
82,920	SunTrust Banks, Inc.	2,344,148
17,170	SVB Financial Group[d]	1,038,098
2,400	T. Rowe Price Group, Inc.	151,920
28,100	Tanger Factory Outlet Centers, Inc.	908,473
6,448	Taubman Centers, Inc.	494,755
15,883	TD Ameritrade Holding Corporation	244,122
20,100	Tower Group, Inc.	389,739
27,496	Vornado Realty Trust	2,228,551
36,034	W.R. Berkley Corporation	1,350,915
258,813	Wells Fargo & Company	8,936,813
143,283	Zions Bancorporation	2,959,510

	Total	112,021,464

Health Care (2.2%)
71,400	Abbott Laboratories	4,895,184
10,148	Alexion Pharmaceuticals, Inc.[d]	1,160,931
71,300	Align Technology, Inc.[d]	2,635,961
11,129	AmerisourceBergen Corporation	430,804
167,779	Baxter International, Inc.	10,110,362
79,000	Biogen Idec, Inc.[d]	11,789,170
6,700	BioMarin Pharmaceutical, Inc.[d]	269,809
260,900	Bristol-Myers Squibb Company	8,805,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderate Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (17.3%)	Value
Health Care (2.2%) - continued
6,401	C.R. Bard, Inc.	$669,865
5,046	Catamaran Corporation[d]	494,357
4,617	CIGNA Corporation	217,784
118,590	Covidien plc	7,046,618
75,900	Endo Pharmaceutical Holdings, Inc.[d]	2,407,548
12,405	HeartWare International, Inc.[d,e]	1,172,148
86,400	Humana, Inc.	6,060,960
12,600	Illumina, Inc.[d,e]	607,320
19,600	Medicines Company[d]	505,876
198,040	Merck & Company, Inc.	8,931,604
2,261	Mettler-Toledo International, Inc.[d]	386,043
3,179	Onyx Pharmaceuticals, Inc.[d]	268,625
3,700	Perrigo Company	429,829
338,852	Pfizer, Inc.	8,420,472
5,200	PSS World Medical, Inc.[d]	118,456
50,210	Sanofi ADR	2,162,043
92,800	Shire Pharmaceuticals Group plc ADR	8,231,360
31,400	Thoratec Corporation[d]	1,086,440
36,480	United Therapeutics Corporation[d]	2,038,502
354,427	UnitedHealth Group, Inc.	19,638,800
49,800	VIVUS, Inc.[d,e]	887,436
6,800	Waters Corporation[d]	566,644
8,030	Watson Pharmaceuticals, Inc.[d]	683,835
11,782	Zimmer Holdings, Inc.	796,699

	Total	113,926,860

Industrials (1.9%)
47,400	3M Company	4,380,708
76,600	Actuant Corporation	2,192,292
13,584	AMETEK, Inc.	481,553
5,775	BE Aerospace, Inc.[d]	243,127
2,438	Chicago Bridge and Iron Company	92,863
23,197	CSX Corporation	481,338
68,240	Deluxe Corporation	2,085,414
164,200	Dover Corporation	9,768,258
78,781	EMCOR Group, Inc.	2,248,410
7,500	Expeditors International of Washington, Inc.	272,700
10,720	FedEx Corporation	907,126
3,416	Flowserve Corporation	436,360
53,200	GATX Corporation	2,257,808
35,030	General Electric Company	795,531
25,012	Honeywell International, Inc.	1,494,467
217,130	Jacobs Engineering Group, Inc.[d]	8,778,566
11,730	JB Hunt Transport Services, Inc.	610,429
7,945	Kansas City Southern	602,072
48,700	Landstar System, Inc.	2,302,536
72,400	Lockheed Martin Corporation	6,760,712
206,831	Manitowoc Company, Inc.	2,759,126
10,600	Manpower, Inc.	390,080
48,700	McDermott International, Inc.[d]	595,114
13,980	Norfolk Southern Corporation	889,547
30,758	Oshkosh Corporation[d]	843,692
134,558	Parker Hannifin Corporation	11,246,358
6,902	Pentair, Inc.[d]	307,208
254,700	Pitney Bowes, Inc.[e]	3,519,954
4,192	Roper Industries, Inc.	460,659
56,500	Southwest Airlines Company	495,505
18,709	SPX Corporation	1,223,756

Shares	Common Stock (17.3%)	Value
Industrials (1.9%) - continued
4,705	Stericycle, Inc.[d]	$425,897
146,400	Tyco International, Ltd.	8,236,464
100,800	United Parcel Service, Inc.	7,214,256
114,487	United Technologies Corporation	8,963,187
59,800	Woodward, Inc.	2,032,004

	Total	96,795,077

Information Technology (3.7%)
62,500	Accenture plc	4,376,875
28,833	Akamai Technologies, Inc.[d]	1,103,150
11,600	Alliance Data Systems Corporation[d]	1,646,620
8,766	ANSYS, Inc.[d]	643,424
58,307	Apple, Inc.	38,905,929
96,200	Aruba Networks, Inc.[d,e]	2,163,057
338,534	Atmel Corporation[d]	1,780,689
7,289	Autodesk, Inc.[d]	243,234
15,524	Broadcom Corporation[d]	536,820
65,300	Cavium, Inc.[d,e]	2,176,449
21,900	Ciena Corporation[d]	297,840
112,200	Citrix Systems, Inc.[d]	8,591,154
103,276	Cognizant Technology Solutions Corporation[d]	7,221,058
38,303	CoreLogic, Inc.[d]	1,016,179
201,529	eBay, Inc.[d]	9,756,019
21,572	Electronic Arts, Inc.[d]	273,749
5,602	F5 Networks, Inc.[d]	586,529
8,712	Fortinet, Inc.[d]	210,308
22,684	Google, Inc.[d]	17,115,078
68,600	Informatica Corporation[d]	2,387,966
236,500	Intel Corporation	5,363,820
40,100	International Business Machines Corporation	8,318,745
16,793	Itron, Inc.[d]	724,618
31,524	Juniper Networks, Inc.[d]	539,376
2,414	Lam Research Corporation[d]	76,729
8,500	MasterCard, Inc.	3,837,580
2,887	Mercadolibre, Inc.	238,322
356,076	Microsoft Corporation	10,603,943
310,700	NetApp, Inc.[d]	10,215,816
3,056	Nice Systems, Ltd. ADR[d]	101,520
22,226	Nuance Communications, Inc.[d]	553,205
104,306	NVIDIA Corporation[d]	1,391,442
11,900	NXP Semiconductors NVd	297,619
484,065	Oracle Corporation	15,243,207
50,766	Plantronics, Inc.	1,793,563
148,592	QUALCOMM, Inc.	9,285,514
4,417	Red Hat, Inc.[d]	251,504
10,600	Riverbed Technology, Inc.[d]	246,662
4,500	Synopsys, Inc.[d]	148,590
6,975	Teradata Corporation[d]	525,985
206,396	Teradyne, Inc.[d]	2,934,951
287,050	Texas Instruments, Inc.	7,908,227
61,165	TIBCO Software, Inc.[d]	1,849,018
71,121	VeriFone Systems, Inc.[d]	1,980,720
137,200	Vishay Intertechnology, Inc.[d]	1,348,676
74,763	Xilinx, Inc.	2,497,832
31,800	Yahoo!, Inc.[d]	508,005

	Total	189,817,316

Materials (0.8%)
2,600	Agrium, Inc.	268,996
126,300	AK Steel Holding Corporation	606,240
28,200	BHP Billiton, Ltd. ADR[e]	1,934,802

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderate Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (17.3%)	Value
Materials (0.8%) - continued
27,300	Buckeye Technologies, Inc.	$875,238
4,245	Celanese Corporation	160,928
38,800	CF Industries Holdings, Inc.	8,622,912
35,600	Cliffs Natural Resources, Inc.[e]	1,393,028
20,100	Eagle Materials, Inc.	929,826
6,992	FMC Corporation	387,217
276,107	Freeport-McMoRan Copper & Gold, Inc.	10,928,315
25,100	H.B. Fuller Company	770,068
24,200	Materials Select Sector SPDR Fund	889,834
32,200	Mosaic Company	1,855,042
4,969	Newmont Mining Corporation	278,314
29,624	PPG Industries, Inc.	3,402,020
38,200	Rio Tinto plc ADR[e]	1,786,232
15,197	Sigma-Aldrich Corporation	1,093,728
14,474	Silgan Holdings, Inc.	629,764
5,286	Silver Wheaton Corporation	209,907
52,530	Steel Dynamics, Inc.	589,912
52,100	SunCoke Energy, Inc.[d]	839,852
23,310	United States Steel Corporation[e]	444,522
38,253	Walter Energy, Inc.	1,241,692

	Total	40,138,389

Telecommunications Services (0.1%)
5,256	SBA Communications Corporation[d]	330,602
18,405	TW Telecom, Inc.[d]	479,818
40,406	Verizon Communications, Inc.	1,841,302
192,000	Windstream Corporation[e]	1,941,120

	Total	4,592,842

Utilities (0.3%)
34,400	CMS Energy Corporation	810,120
76,820	NiSource, Inc.	1,957,373
46,573	NV Energy, Inc.	838,780
105,600	PNM Resources, Inc.	2,220,768
19,700	Public Service Enterprise Group, Inc.	633,946
76,900	Southern Company	3,544,321
47,461	Southwest Gas Corporation	2,097,776
80,550	Utilities Select Sector SPDR Fund	2,932,020

	Total	15,035,104

	Total Common Stock (cost $797,543,594)	875,344,627

Principal Amount	Long-Term Fixed Income (17.0%)	Value
Asset-Backed Securities (0.2%)
	Morgan Stanley Capital, Inc.
3,628,512	0.367%, 2/25/2037[f]	1,835,867
	Renaissance Home Equity Loan Trust
6,500,000	6.011%, 5/25/2036	3,846,343
3,959,956	5.580%, 11/25/2036	2,151,832

	Total	7,834,042

Basic Materials (0.3%)
	ArcelorMittal
528,000	5.375%, 6/1/2013	541,483
	Arch Coal, Inc.
1,920,000	7.000%, 6/15/2019[e]	1,612,800
	BHP Billiton Finance, Ltd.
840,000	1.000%, 2/24/2015	848,407

Principal Amount	Long-Term Fixed Income (17.0%)	Value
Basic Materials (0.3%) - continued
	Dow Chemical Company
$842,000	5.900%, 2/15/2015	$938,080
	FMG Resources Property, Ltd.
1,920,000	8.250%, 11/1/2019[e,g]	1,862,400
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,975,000	8.875%, 2/1/2018	2,029,312
	International Paper Company
560,000	5.300%, 4/1/2015	611,362
	LyondellBasell Industries NV
2,005,000	5.000%, 4/15/2019	2,130,312
	Novelis, Inc.
1,920,000	8.375%, 12/15/2017	2,097,600
	Rock-Tenn Company
588,000	3.500%, 3/1/2020[g]	599,241

	Total	13,270,997

Capital Goods (0.3%)
	Bombardier, Inc.
1,975,000	5.750%, 3/15/2022[e,g]	2,024,375
	Case New Holland, Inc.
1,940,000	7.875%, 12/1/2017	2,274,650
	Caterpillar Financial Services Corporation
380,000	1.100%, 5/29/2015	384,615
	John Deere Capital Corporation
588,000	0.700%, 9/4/2015	589,053
	Raytheon Company
840,000	1.625%, 10/15/2015	860,522
	RBS Global, Inc./Rexnord, LLC
1,975,000	8.500%, 5/1/2018	2,177,437
	Reynolds Group Issuer, Inc.
1,930,000	6.875%, 2/15/2021	2,036,150
	Sealed Air Corporation
1,610,000	8.375%, 9/15/2021[g]	1,803,200
	Textron, Inc.
1,120,000	5.600%, 12/1/2017	1,240,600
	Tyco Flow Control International Finance SA
588,000	1.875%, 9/15/2017[g]	588,348
	United Technologies Corporation
95,000	4.500%, 6/1/2042	106,475
	UR Financing Escrow Corporation
1,975,000	7.375%, 5/15/2020[g]	2,123,125

	Total	16,208,550

Collateralized Mortgage Obligations (0.8%)
	Citigroup Mortgage Loan Trust, Inc.
1,557,858	5.500%, 11/25/2035	1,364,867
	CitiMortgage Alternative Loan Trust
5,217,496	5.750%, 4/25/2037	4,135,951
	Countrywide Alternative Loan Trust
2,259,769	6.000%, 4/25/2036	1,616,458
1,079,940	6.000%, 1/25/2037	856,200
6,204,007	5.500%, 5/25/2037	4,639,115
4,926,166	7.000%, 10/25/2037	3,158,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderate Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (17.0%)	Value
Collateralized Mortgage Obligations (0.8%) - continued
	Countrywide Home Loans, Inc.
$2,298,130	5.750%, 4/25/2037	$2,066,780
	Deutsche Alt-A Securities, Inc.
1,807,799	6.000%, 10/25/2021	1,656,300
	Deutsche Alt-A Securities, Inc. Alternative Loan Trust
902,502	5.500%, 10/25/2021	920,317
	GSR Mortgage Loan Trust
2,447,084	0.407%, 8/25/2046[f]	2,243,699
	HomeBanc Mortgage Trust
2,506,208	2.634%, 4/25/2037	1,709,351
	J.P. Morgan Mortgage Trust
1,268,862	2.783%, 6/25/2036	1,018,914
473,244	2.976%, 10/25/2036	356,097
6,327,038	6.250%, 8/25/2037	4,367,851
	MASTR Alternative Loans Trust
1,230,997	6.500%, 7/25/2034	1,303,038
3,633,823	0.667%, 12/25/2035[f]	1,971,451
	Merrill Lynch Alternative Note Asset Trust
1,201,111	6.000%, 3/25/2037	955,293
	Residential Asset Securitization Trust
4,526,349	0.597%, 8/25/2037[f]	1,449,939
	Sequoia Mortgage Trust
1,446,729	5.030%, 9/20/2046	498,567
	WaMu Mortgage Pass Through Certificates
449,534	2.741%, 9/25/2036	343,603
1,653,247	2.579%, 10/25/2036	1,314,236
4,476,777	2.228%, 11/25/2036	3,551,226

	Total	41,497,378

Commercial Mortgage-Backed Securities (1.1%)
	Banc of America Commercial Mortgage, Inc.
7,200,000	5.803%, 4/10/2049	8,380,174
4,975,000	5.893%, 6/10/2049	5,708,937
	Bear Stearns Commercial Mortgage Securities, Inc.
3,500,000	5.331%, 2/11/2044	3,833,161
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,415,872
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	8,070,653
	Credit Suisse Mortgage Capital Certificates
8,875,000	5.509%, 9/15/2039	9,134,576
	Government National Mortgage Association
480,413	2.164%, 3/16/2033	488,235
466,050	3.214%, 1/16/2040	491,130
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	4,889,540
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,650,000	5.918%, 2/12/2049	3,793,138

Principal Amount	Long-Term Fixed Income (17.0%)	Value
Commercial Mortgage-Backed Securities (1.1%) - continued
	Morgan Stanley Capital, Inc.
$2,650,000	5.406%, 3/15/2044	$2,659,855
	Wachovia Bank Commercial Mortgage Trust
5,400,000	5.603%, 10/15/2048	5,591,716

	Total	56,456,987

Communications Services (0.8%)
	AMC Networks, Inc.
1,610,000	7.750%, 7/15/2021	1,819,300
	America Movil SAB de CV
876,000	3.125%, 7/16/2022	902,702
	AT&T, Inc.
1,170,000	2.400%, 8/15/2016	1,237,365
	British Telecommunications plc
750,000	2.000%, 6/22/2015	771,128
	Cablevision Systems Corporation
1,910,000	8.625%, 9/15/2017	2,220,375
	CCO Holdings, LLC
1,940,000	7.000%, 1/15/2019	2,100,050
	CenturyLink, Inc.
1,200,000	5.800%, 3/15/2022	1,305,775
	Comcast Corporation
1,198,000	6.500%, 1/15/2015	1,349,321
375,000	4.650%, 7/15/2042	401,103
	Digicel, Ltd.
1,177,000	8.250%, 9/1/2017[g]	1,271,160
670,000	7.000%, 2/15/2020[g]	683,400
	Dish DBS Corporation
1,355,000	4.625%, 7/15/2017[e,g]	1,385,488
1,355,000	5.875%, 7/15/2022[g]	1,388,875
	Frontier Communications Corporation
1,610,000	8.125%, 10/1/2018	1,811,250
	Hughes Satellite Systems Corporation
1,910,000	6.500%, 6/15/2019	2,043,700
	Intelsat Jackson Holdings SA
1,910,000	7.250%, 4/1/2019	2,062,800
	Level 3 Financing, Inc.
2,020,000	8.625%, 7/15/2020	2,181,600
	NBCUniversal Media, LLC
879,000	2.875%, 4/1/2016	931,037
302,000	2.875%, 1/15/2023[c]	301,447
	News America, Inc.
588,000	3.000%, 9/15/2022[g]	593,197
	Nippon Telegraph & Telephone Corporation
584,000	1.400%, 7/18/2017	592,098
	SBA Telecommunications, Inc.
500,000	5.750%, 7/15/2020[g]	525,000
	Sprint Nextel Corporation
740,000	9.125%, 3/1/2017	838,050
690,000	9.000%, 11/15/2018[g]	828,000
	Telefonica Emisiones SAU
584,000	3.729%, 4/27/2015	581,080
	Time Warner Cable, Inc.
586,000	3.500%, 2/1/2015	622,441
	Univision Communications, Inc.
1,285,000	6.750%, 9/15/2022[g]	1,285,000
	UPCB Finance V, Ltd.
1,920,000	7.250%, 11/15/2021[g]	2,088,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderate Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (17.0%)	Value
Communications Services (0.8%) - continued
	Verizon Communications, Inc.
$1,175,000	5.500%, 2/15/2018	$1,432,588
	Virgin Media Finance plc
1,975,000	5.250%, 2/15/2022	2,073,750
	Vivendi SA
882,000	2.400%, 4/10/2015[g]	893,711
	Vodafone Group plc
580,000	1.250%, 9/26/2017	580,782

	Total	39,101,573

Consumer Cyclical (0.5%)
	American Honda Finance Corporation
294,000	1.000%, 8/11/2015[g]	294,595
294,000	1.500%, 9/11/2017[g]	295,229
	Chrysler Group, LLC
1,905,000	8.000%, 6/15/2019[e]	2,019,300
	Daimler Finance North America, LLC
435,000	1.650%, 4/10/2015[g]	441,059
	Federated Retail Holdings, Inc.
839,000	5.900%, 12/1/2016	979,522
	Ford Motor Credit Company, LLC
580,000	12.000%, 5/15/2015	719,200
1,975,000	5.000%, 5/15/2018	2,156,153
	Host Hotels and Resorts, LP
1,355,000	6.000%, 11/1/2020	1,497,275
	Hyundai Capital America
604,000	1.625%, 10/2/2015[g]	604,299
	Lennar Corporation
1,420,000	12.250%, 6/1/2017	1,902,800
	Limited Brands, Inc.
1,240,000	5.625%, 2/15/2022	1,336,100
	Macy’s Retail Holdings, Inc.
881,000	3.875%, 1/15/2022	949,772
	MGM Resorts International
1,695,000	7.625%, 1/15/2017	1,796,700
	Rite Aid Corporation
1,420,000	7.500%, 3/1/2017	1,459,050
	Scientific Games International, Inc.
1,670,000	6.250%, 9/1/2020[g]	1,678,350
	Service Corporation International
1,475,000	8.000%, 11/15/2021	1,799,500
	Time Warner, Inc.
465,000	3.150%, 7/15/2015[e]	496,238
	Toyota Motor Credit Corporation
380,000	1.750%, 5/22/2017	390,402
	Toys R Us Property Company II, LLC
1,920,000	8.500%, 12/1/2017	2,068,800
	Viacom, Inc.
294,000	1.250%, 2/27/2015	297,068

	Total	23,181,412

Consumer Non-Cyclical (0.6%)
	Amgen, Inc.
390,000	4.850%, 11/18/2014	423,471
390,000	2.125%, 5/15/2017	402,737
	Anheuser-Busch InBev Worldwide, Inc.
292,000	0.800%, 7/15/2015	293,222

Principal Amount	Long-Term Fixed Income (17.0%)	Value
Consumer Non-Cyclical (0.6%) - continued
$584,000	1.375%, 7/15/2017	$591,133
	Aristotle Holding, Inc.
588,000	2.750%, 11/21/2014[g]	610,550
	BAT International Finance plc
760,000	1.400%, 6/5/2015[g]	765,824
	Beam, Inc.
195,000	1.875%, 5/15/2017	199,284
	Biomet, Inc.
1,695,000	6.500%, 10/1/2020[c,g]	1,661,100
	Boston Scientific Corporation
1,125,000	5.450%, 6/15/2014	1,204,803
	Bunge Limited Finance Corporation
294,000	3.200%, 6/15/2017	308,235
	Celgene Corporation
438,000	1.900%, 8/15/2017	444,289
441,000	3.250%, 8/15/2022	445,187
	Community Health Systems, Inc.
1,475,000	8.000%, 11/15/2019	1,618,813
	ConAgra Foods, Inc.
882,000	1.350%, 9/10/2015	888,148
	Covidien International Finance SA
760,000	1.350%, 5/29/2015	769,794
	Express Scripts, Inc.
588,000	3.125%, 5/15/2016	627,034
	Fresenius Medical Care US Finance II, Inc.
1,470,000	5.625%, 7/31/2019[g]	1,565,550
	Gilead Sciences, Inc.
464,000	2.400%, 12/1/2014	479,771
518,000	3.050%, 12/1/2016	556,735
	Grifols, Inc.
1,695,000	8.250%, 2/1/2018	1,872,975
	HCA, Inc.
1,975,000	5.875%, 3/15/2022	2,140,406
	JBS USA, LLC
1,790,000	7.250%, 6/1/2021[g]	1,682,600
	Kellogg Company
390,000	1.125%, 5/15/2015	393,701
	Kraft Foods, Inc.
760,000	1.625%, 6/4/2015[g]	771,510
475,000	2.250%, 6/5/2017[g]	489,014
	Laboratory Corporation of America Holdings
588,000	2.200%, 8/23/2017	600,564
	Libbey Glass, Inc.
320,000	6.875%, 5/15/2020[g]	344,000
	Lorillard Tobacco Company
584,000	2.300%, 8/21/2017	588,792
	Roche Holdings, Inc.
588,000	7.000%, 3/1/2039[g]	886,063
	SABMiller Holdings, Inc.
889,000	1.850%, 1/15/2015[g]	909,871
	Safeway, Inc.
625,000	5.000%, 8/15/2019	651,233
	Spectrum Brands Holdings, Inc.
1,610,000	9.500%, 6/15/2018	1,815,275
	Teva Pharmaceutical Finance Company BV
390,000	2.400%, 11/10/2016	409,757

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderate Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (17.0%)	Value
Consumer Non-Cyclical (0.6%) - continued
	Teva Pharmaceutical Finance IV, LLC
$652,000	1.700%, 11/10/2014	$667,101
	Tyson Foods, Inc.
760,000	4.500%, 6/15/2022	796,100
	Valeant Pharmaceuticals International
1,920,000	6.875%, 12/1/2018[g]	2,020,800
	Watson Pharmaceuticals, Inc.
302,000	1.875%, 10/1/2017	305,361
121,000	3.250%, 10/1/2022	122,550

	Total	31,323,353

Energy (0.4%)
	Apache Corporation
841,000	1.750%, 4/15/2017	868,432
	BP Capital Markets plc
840,000	3.625%, 5/8/2014	880,879
840,000	3.125%, 10/1/2015	896,950
	Concho Resources, Inc.
2,950,000	5.500%, 10/1/2022	3,075,375
	Denbury Resources, Inc.
1,970,000	6.375%, 8/15/2021	2,137,450
	EOG Resources, Inc.
588,000	2.625%, 3/15/2023	594,338
	Harvest Operations Corporation
1,190,000	6.875%, 10/1/2017	1,303,050
	Linn Energy, LLC
1,930,000	7.750%, 2/1/2021	2,040,975
	Marathon Petroleum Corporation
584,000	3.500%, 3/1/2016	619,247
	Phillips 66
653,000	2.950%, 5/1/2017[g]	690,806
	Pioneer Natural Resources Company
294,000	5.875%, 7/15/2016	334,933
588,000	6.650%, 3/15/2017	698,005
	SandRidge Energy, Inc.
1,690,000	7.500%, 2/15/2023[g]	1,740,700
	Suncor Energy, Inc.
519,000	6.100%, 6/1/2018	640,099
	Transocean, Inc.
292,000	5.050%, 12/15/2016	326,297
584,000	6.000%, 3/15/2018	681,955
	Valero Energy Corporation
588,000	7.500%, 4/15/2032	747,058
	Weatherford International, Ltd.
882,000	6.750%, 9/15/2040	995,074

	Total	19,271,623

Financials (1.5%)
	Achmea Hypotheekbank NV
371,000	3.200%, 11/3/2014[g]	388,990
	Ally Financial, Inc.
1,975,000	5.500%, 2/15/2017	2,064,434
	American Express Credit Corporation
380,000	2.375%, 3/24/2017	399,703
	American International Group, Inc.
882,000	2.375%, 8/24/2015	891,409

Principal Amount	Long-Term Fixed Income (17.0%)	Value
Financials (1.5%) - continued
$841,000	3.800%, 3/22/2017	$904,590
	ANZ National International, Ltd. of London
882,000	3.125%, 8/10/2015[g]	920,492
	Associated Bank Corporation
294,000	1.875%, 3/12/2014	294,138
	Bank of America Corporation
1,214,000	7.750%, 8/15/2015	1,365,219
590,000	5.750%, 8/15/2016	648,071
875,000	5.750%, 12/1/2017	1,006,736
595,000	5.650%, 5/1/2018	678,405
	Bank of New York Mellon Corporation
840,000	1.700%, 11/24/2014	858,550
	Bank of Nova Scotia
600,000	1.450%, 7/26/2013[g]	605,520
840,000	1.850%, 1/12/2015	865,812
	Barclays Bank plc
725,000	6.050%, 12/4/2017[g]	780,149
	BBVA Bancomer SA/Texas N.A.
441,000	6.750%, 9/30/2022[g]	481,792
	Berkshire Hathaway, Inc.
780,000	1.600%, 5/15/2017	798,144
	BlackRock, Inc.
380,000	1.375%, 6/1/2015	387,175
	BNP Paribas SA
294,000	2.375%, 9/14/2017	295,270
	Canadian Imperial Bank of Commerce
610,000	2.600%, 7/2/2015[g]	644,831
	Capital One Capital V
584,000	10.250%, 8/15/2039	601,520
	Capital One Financial Corporation
840,000	2.150%, 3/23/2015	861,286
	CIT Group, Inc.
1,695,000	4.250%, 8/15/2017	1,759,102
	Citigroup, Inc.
840,000	5.850%, 7/2/2013	870,392
1,495,000	5.000%, 9/15/2014	1,576,806
880,000	4.750%, 5/19/2015	947,309
876,000	6.000%, 8/15/2017	1,020,358
	CNA Financial Corporation
1,035,000	7.350%, 11/15/2019	1,284,270
	Credit Suisse New York, NY
884,000	5.500%, 5/1/2014	944,089
	Developers Diversified Realty Corporation
1,163,000	7.500%, 4/1/2017	1,391,683
1,440,000	7.875%, 9/1/2020	1,856,213
	Dexia Credit Local SA
600,000	2.750%, 4/29/2014[g]	605,610
	Discover Bank
876,000	8.700%, 11/18/2019	1,131,079
	Duke Realty, LP
294,000	3.875%, 10/15/2022	298,986
	Eksportfinans ASA
390,000	3.000%, 11/17/2014	383,175
	Fifth Third Bancorp
671,000	5.450%, 1/15/2017	755,498
	General Electric Capital Corporation
841,000	2.150%, 1/9/2015	865,526

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderate Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (17.0%)	Value
Financials (1.5%) - continued
$500,000	0.660%, 1/8/2016[f]	$489,607
385,000	1.308%, 5/9/2016[f]	385,235
390,000	2.300%, 4/27/2017	400,897
588,000	3.150%, 9/7/2022	590,637
881,000	6.750%, 3/15/2032	1,128,582
	Goldman Sachs Group, Inc.
840,000	5.000%, 10/1/2014	899,444
890,000	3.700%, 8/1/2015	938,723
888,000	0.823%, 3/22/2016[f]	853,467
	Hartford Financial Services Group, Inc.
195,000	7.300%, 11/1/2015	223,756
105,000	5.500%, 10/15/2016	116,536
841,000	4.000%, 10/15/2017	903,937
	HSBC Holdings plc
652,000	4.000%, 3/30/2022	699,542
	Icahn Enterprises, LP
465,000	8.000%, 1/15/2018[g]	498,712
1,965,000	8.000%, 1/15/2018	2,107,462
	ING Bank NV
1,060,000	2.000%, 9/25/2015[g]	1,061,585
893,000	3.750%, 3/7/2017[g]	940,959
	International Bank for Reconstruction & Development
600,000	2.375%, 5/26/2015	631,748
	International Lease Finance Corporation
1,975,000	5.875%, 4/1/2019	2,094,065
	J.P. Morgan Chase & Company
840,000	4.650%, 6/1/2014	890,374
604,000	1.875%, 3/20/2015	616,236
604,000	3.450%, 3/1/2016	644,015
876,000	2.000%, 8/15/2017	883,633
	J.P. Morgan Chase Bank NA
815,000	0.729%, 6/13/2016[f]	785,479
	Liberty Mutual Group, Inc.
292,000	4.950%, 5/1/2022[g]	305,432
	Lloyds TSB Bank plc
611,000	4.200%, 3/28/2017	674,147
870,000	6.500%, 9/14/2020[g]	916,458
	Morgan Stanley
588,000	4.750%, 4/1/2014	608,692
1,321,000	6.000%, 5/13/2014	1,400,211
1,197,000	4.750%, 3/22/2017	1,283,377
	Murray Street Investment Trust I
1,033,000	4.647%, 3/9/2017	1,109,310
	NiSource Finance Corporation
882,000	5.950%, 6/15/2041	1,061,688
	Omega Healthcare Investors, Inc.
1,355,000	5.875%, 3/15/2024	1,443,075
	PNC Funding Corporation
880,000	3.300%, 3/8/2022	943,139
	Prudential Financial, Inc.
834,000	6.200%, 11/15/2040	996,173
	Regions Bank
1,470,000	7.500%, 5/15/2018	1,734,600
	Royal Bank of Scotland Group plc
588,000	5.050%, 1/8/2015	609,979
882,000	2.550%, 9/18/2015	892,612
	Santander US Debt SAU
720,000	3.724%, 1/20/2015[g]	714,600

Principal Amount	Long-Term Fixed Income (17.0%)	Value
Financials (1.5%) - continued
	SLM Corporation
$1,495,000	6.250%, 1/25/2016	$1,622,075
	Societe Generale SA
580,000	5.200%, 4/15/2021[g]	622,398
	Svenska Handelsbanken AB
841,000	3.125%, 7/12/2016	891,460
	Toronto-Dominion Bank
610,000	2.200%, 7/29/2015[g]	638,609
	U.S. Bancorp
841,000	3.150%, 3/4/2015	891,307
390,000	1.650%, 5/15/2017	399,250
	Wachovia Corporation
2,045,000	5.625%, 10/15/2016	2,369,417
	WEA Finance, LLC
841,000	5.700%, 10/1/2016[g]	949,120
	Wells Fargo & Company
561,000	2.100%, 5/8/2017	580,402

	Total	74,874,494

Foreign Government (<0.1%)
	Kommunalbanken AS
600,000	2.750%, 5/5/2015[g]	633,360
	Korea Finance Corporation
294,000	2.250%, 8/7/2017	297,211
	Kreditanstalt fuer Wiederaufbau
295,000	0.231%, 6/17/2013[f]	295,018

	Total	1,225,589

Mortgage-Backed Securities (6.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
32,150,000	2.500%, 10/1/2027[c]	33,762,522
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
32,025,000	3.000%, 10/1/2042[c]	33,761,357
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
34,929,000	2.500%, 10/1/2027[c]	36,708,196
58,154,500	5.000%, 10/1/2042[c]	63,433,835
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
65,450,000	3.500%, 10/1/2042[c]	70,195,125
89,467,500	4.000%, 10/1/2042[c]	96,387,257

	Total	334,248,292

Technology (0.2%)
	Amkor Technology, Inc.
1,610,000	6.625%, 6/1/2021	1,634,150
	Computer Sciences Corporation
442,000	2.500%, 9/15/2015	448,578
	Equinix, Inc.
1,610,000	8.125%, 3/1/2018	1,787,100
	First Data Corporation
1,975,000	7.375%, 6/15/2019[g]	2,036,719
	Freescale Semiconductor, Inc.
2,010,000	9.250%, 4/15/2018[g]	2,185,875
	Hewlett-Packard Company
588,000	2.125%, 9/13/2015	596,706
669,000	2.600%, 9/15/2017	671,099

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderate Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (17.0%)	Value
Technology (0.2%) - continued
	International Business Machines Corporation
$780,000	0.750%, 5/11/2015	$785,082
	Samsung Electronics America, Inc.
963,000	1.750%, 4/10/2017[g]	976,386
	Xerox Corporation
588,000	7.200%, 4/1/2016	683,952

	Total	11,805,647

Transportation (0.2%)
	Avis Budget Car Rental, LLC
1,845,000	8.250%, 1/15/2019	2,008,744
	Burlington Northern Santa Fe, LLC
219,000	3.050%, 9/1/2022	226,669
	Continental Airlines, Inc.
1,475,000	6.750%, 9/15/2015[g]	1,546,906
390,000	4.150%, 4/11/2024	399,750
	CSX Corporation
466,000	6.250%, 4/1/2015	530,990
	Delta Air Lines, Inc.
882,000	6.750%, 5/23/2017	900,787
150,000	4.750%, 5/7/2020	156,750
	Hertz Corporation
1,855,000	6.750%, 4/15/2019[e]	1,957,025
	Kansas City Southern de Mexico SA de CV
780,000	8.000%, 2/1/2018	869,700
	Navios Maritime Acquisition Corporation
1,610,000	8.625%, 11/1/2017	1,533,525
	Navios Maritime Holdings, Inc.
1,355,000	8.875%, 11/1/2017[g]	1,377,019

	Total	11,507,865

U.S. Government and Agencies (3.1%)
	Eksportfinans ASA
548,000	5.500%, 5/25/2016	558,960
	FDIC Structured Sale Guaranteed Notes
240,000	Zero Coupon, 1/7/2014[g]	238,126
	Federal Agricultural Mortgage Corporation
600,000	2.125%, 9/15/2015	625,021
	Federal Home Loan Banks
3,640,000	0.375%, 1/29/2014	3,646,661
2,790,000	1.000%, 6/21/2017	2,823,935
2,760,000	5.000%, 11/17/2017	3,341,154
	Federal Home Loan Mortgage Corporation
640,000	1.750%, 9/10/2015	665,129
	Federal National Mortgage Association
2,250,000	1.250%, 2/27/2014	2,285,008
1,200,000	0.500%, 5/27/2015	1,203,715
910,000	4.375%, 10/15/2015	1,018,888
2,400,000	1.375%, 11/15/2016	2,474,602
680,000	6.250%, 5/15/2029	996,460
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	689,323
	U.S. Treasury Bonds
1,250,000	7.625%, 2/15/2025	2,041,406

Principal Amount	Long-Term Fixed Income (17.0%)	Value
U.S. Government and Agencies (3.1%) - continued
$2,975,000	4.375%, 5/15/2040	$3,935,833
11,760,000	3.000%, 5/15/2042	12,193,650
2,680,000	2.750%, 8/15/2042	2,635,614
	U.S. Treasury Bonds, TIPS
206,700	2.375%, 1/15/2025	280,505
185,500	2.125%, 2/15/2040	270,784
	U.S. Treasury Notes
400,000	0.250%, 4/30/2014	400,109
200,000	2.250%, 5/31/2014	206,672
5,580,000	0.750%, 6/15/2014	5,629,043
6,700,000	2.500%, 4/30/2015	7,081,062
1,560,000	0.250%, 5/15/2015	1,558,415
15,000,000	0.250%, 9/15/2015	14,974,215
1,785,000	2.625%, 2/29/2016	1,921,663
1,225,000	1.000%, 10/31/2016	1,250,745
4,350,000	3.250%, 3/31/2017	4,873,018
11,000,000	0.750%, 6/30/2017	11,083,358
45,000,000	0.875%, 7/31/2019	44,571,105
13,410,000	1.625%, 8/15/2022	13,395,329
	U.S. Treasury Notes, TIPS
840,000	1.625%, 1/15/2015	900,339
716,300	0.125%, 4/15/2017	771,628
956,300	2.625%, 7/15/2017	1,155,596
912,200	1.875%, 7/15/2019	1,120,574
759,400	1.125%, 1/15/2021	899,035
875,700	0.125%, 1/15/2022	955,909

	Total	154,672,589

Utilities (0.4%)
	AES Corporation
1,935,000	7.375%, 7/1/2021	2,205,900
	CenterPoint Energy, Inc.
780,000	6.850%, 6/1/2015	877,361
	Crosstex Energy, LP/Crosstex Energy Finance Corporation
1,610,000	8.875%, 2/15/2018	1,722,700
	Energy Transfer Partners, LP
876,000	4.650%, 6/1/2021	942,059
	Enterprise Products Operating, LLC
876,000	1.250%, 8/13/2015	884,688
	Exelon Corporation
1,190,000	4.900%, 6/15/2015	1,308,014
	FirstEnergy Solutions Corporation
1,259,000	4.800%, 2/15/2015	1,353,457
	ITC Holdings Corporation
746,000	5.875%, 9/30/2016[g]	857,548
	Kinder Morgan Energy Partners, LP
588,000	5.300%, 9/15/2020	685,413
588,000	5.000%, 8/15/2042	610,543
	MarkWest Energy Partners, LP
1,690,000	5.500%, 2/15/2023	1,770,275
	MidAmerican Energy Holdings Company
588,000	6.500%, 9/15/2037	787,387
	NextEra Energy Capital Holdings, Inc.
882,000	1.200%, 6/1/2015	887,597
	NGPL PipeCo, LLC
1,855,000	9.625%, 6/1/2019[g]	2,114,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderate Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (17.0%)	Value
Utilities (0.4%) - continued
	NRG Energy, Inc.
$1,510,000	6.625%, 3/15/2023[g]	$1,543,975
	ONEOK Partners, LP
294,000	2.000%, 10/1/2017	299,450
375,000	8.625%, 3/1/2019	492,388
	Pacific Gas & Electric Company
841,000	5.625%, 11/30/2017	1,023,671
	Sempra Energy
841,000	6.150%, 6/15/2018	1,040,269
	Suburban Propane Partners, LP
591,000	7.500%, 10/1/2018[g]	632,370
	Williams Partners, LP
294,000	7.250%, 2/1/2017[g]	357,510
294,000	5.250%, 3/15/2020[g]	340,693

	Total	22,737,968

	Total Long-Term Fixed Income (cost $840,389,152)	859,218,359

Shares	Preferred Stock (<0.1%)	Value
Financials (<0.1%)
15,400	U.S. Bancorp, 6.000%[h]	430,892

	Total	430,892

	Total Preferred Stock (cost $385,000)	430,892

Shares	Collateral Held for Securities Loaned (0.7%)	Value
35,038,287	Thrivent Financial Securities Lending Trust	35,038,287

	Total Collateral Held for Securities Loaned (cost $35,038,287)	35,038,287

Shares or Principal Amount	Short-Term Investments (18.3%)	Value
	Federal Home Loan Bank Discount Notes
177,000,000	0.110%, 10/3/2012[i]	176,997,837
22,000,000	0.118%, 10/5/2012[i]	21,999,567
10,000,000	0.100%, 10/9/2012[i]	9,999,722
53,000,000	0.113%, 10/10/2012[i]	52,998,176
55,000,000	0.110%, 10/12/2012[i]	54,997,815
83,000,000	0.093%, 10/17/2012[i]	82,995,768
10,000,000	0.104%, 10/19/2012[i]	9,999,422
10,000,000	0.088%, 10/24/2012[i]	9,999,392
27,000,000	0.000%, 10/26/2012[j]	26,997,367
10,000,000	0.105%, 10/31/2012[i,j]	9,999,067
22,600,000	0.125%, 11/15/2012[i]	22,596,312
35,000,000	0.120%, 11/16/2012[i]	34,994,400
185,000,000	0.115%, 11/21/2012[i]	184,968,789
3,000,000	0.100%, 11/23/2012[i]	2,999,542
20,000,000	0.080%, 11/28/2012[i]	19,997,333
6,000,000	0.125%, 12/21/2012[i]	5,998,271
	Federal Home Loan Mortgage Corporation Discount Notes
17,900,000	0.160%, 12/17/2012[i,j]	17,893,715

Shares or Principal Amount	Short-Term Investments (18.3%)	Value
	Federal National Mortgage Association
30,000,000	0.120%, 11/21/2012[i]	$29,994,700
	Federal National Mortgage Association Discount Notes
3,000,000	0.070%, 10/3/2012[i]	2,999,977
	Straight-A Funding, LLC
9,000,000	0.180%, 10/2/2012[g,i,k]	8,999,865
3,500,000	0.180%, 10/10/2012[g,i,k]	3,499,807
6,000,000	0.180%, 11/7/2012[g,i,k]	5,998,830
	U.S. Treasury Bills
120,000,000	0.079%, 10/11/2012[i]	119,996,850
7,600,000	0.000%, 1/17/2013[j]	7,597,097

	Total Short-Term Investments (at amortized cost)	925,519,621

	Total Investments (cost $5,350,658,156) 107.6%	$5,446,389,169

	Other Assets and Liabilities, Net (7.6%)	(386,286,110)

	Total Net Assets 100.0%	$5,060,103,059

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 28, 2012.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $81,809,386 or 1.6% of total net assets.

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At September 28, 2012, $31,790,219 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
k	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$233,608,022
Gross unrealized depreciation	(137,877,009)

Net unrealized appreciation (depreciation)	$95,731,013

Cost for federal income tax purposes	$5,350,658,156

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Moderate Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,915,074	–	3,915,074	–
Capital Goods	1,700,339	–	1,700,339	–
Communications Services	28,369,852	–	25,064,852	3,305,000
Consumer Cyclical	12,479,318	–	12,479,318	–
Consumer Non-Cyclical	15,422,303	–	15,422,303	–
Energy	3,651,551	–	3,651,551	–
Financials	5,079,291	–	5,079,291	–
Technology	8,286,760	–	8,286,760	–
Transportation	1,903,098	–	1,903,098	–
Utilities	5,309,067	–	5,309,067	–
Mutual Funds
Equity Mutual Funds	1,387,231,811	1,387,231,811	–	–
Fixed Income Mutual Funds	1,277,488,919	1,277,488,919	–	–
Common Stock
Consumer Discretionary	130,429,634	130,429,634	–	–
Consumer Staples	53,236,903	45,608,430	7,628,473	–
Energy	119,351,038	116,942,245	2,408,793	–
Financials	112,021,464	112,021,464	–	–
Health Care	113,926,860	113,926,860	–	–
Industrials	96,795,077	96,795,077	–	–
Information Technology	189,817,316	189,817,316	–	–
Materials	40,138,389	40,138,389	–	–
Telecommunications Services	4,592,842	4,592,842	–	–
Utilities	15,035,104	15,035,104	–	–
Long-Term Fixed Income
Asset-Backed Securities	7,834,042	–	7,834,042	–
Basic Materials	13,270,997	–	13,270,997	–
Capital Goods	16,208,550	–	16,208,550	–
Collateralized Mortgage Obligations	41,497,378	–	41,497,378	–
Commercial Mortgage-Backed
Securities	56,456,987	–	56,456,987	–
Communications Services	39,101,573	–	38,800,126	301,447
Consumer Cyclical	23,181,412	–	23,181,412	–
Consumer Non-Cyclical	31,323,353	–	31,323,353	–
Energy	19,271,623	–	19,271,623	–
Financials	74,874,494	–	74,874,494	–
Foreign Government	1,225,589	–	1,225,589	–
Mortgage-Backed Securities	334,248,292	–	334,248,292	–
Technology	11,805,647	–	11,805,647	–
Transportation	11,507,865	–	11,507,865	–
U.S. Government and Agencies	154,672,589	–	154,672,589	–
Utilities	22,737,968	–	22,737,968	–
Preferred Stock
Financials	430,892	430,892	–	–
Collateral Held for Securities Loaned	35,038,287	35,038,287	–	–
Short-Term Investments	925,519,621	–	925,519,621	–

Total	$5,446,389,169	$3,565,497,270	$1,877,285,452	$3,606,447

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Moderate Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,787,314	2,787,314	–	–

Total Asset Derivatives	$2,787,314	$2,787,314	$–	$–

Liability Derivatives
Futures Contracts	11,693,734	8,846,467	2,847,267	–

Total Liability Derivatives	$11,693,734	$8,846,467	$2,847,267	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The significant unobservable input used in the fair value measurement of the Bank Loans Communications Services Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Communications Services Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(295)	December 2012	($65,023,555)	($65,056,719)	($33,164)
5-Yr. U.S. Treasury Bond Futures	(775)	December 2012	(96,427,288)	(96,590,428)	(163,140)
10-Yr. U.S. Treasury Bond Futures	760	December 2012	100,965,130	101,448,129	482,999
20-Yr U.S. Treasury Bond Futures	800	December 2012	119,802,440	119,500,000	(302,440)
Eurex EURO STOXX 50 Futures	1,824	December 2012	60,390,766	57,543,499	(2,847,267)
Mini MSCI EAFE Index Futures	881	December 2012	68,611,773	65,995,709	(2,616,064)
S&P 400 Index Mini Futures	(606)	December 2012	(62,086,215)	(59,781,900)	2,304,315
S&P 500 Index Futures	922	December 2012	336,314,759	330,583,100	(5,731,659)
Total Futures Contracts					($8,906,420)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Moderate Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Partner Small Cap Growth	$55,795,259	$15,000,000	$–	5,698,281	$79,004,958	$–
Partner Small Cap Value	78,961,913	551,535	–	4,264,932	86,971,350	551,535
Small Cap Stock	43,129,445	–	–	3,596,908	46,866,272	–
Partner Mid Cap Value	73,224,646	659,948	–	5,904,171	83,456,642	659,948
Mid Cap Stock	133,427,441	357,413	–	11,654,145	146,998,395	357,413
Partner Worldwide Allocation	202,887,736	23,074,195	–	51,744,590	425,340,530	74,195
Partner International Stock*	161,178,231	8,109,899	–	–	–	8,109,899
Large Cap Value	266,531,978	4,983,248	–	26,115,820	302,716,301	4,983,248
Large Cap Stock	162,772,741	1,831,698	–	20,286,779	186,747,915	1,831,698
Equity Income Plus	25,825,801	420,413	–	2,977,010	29,129,448	420,413
High Yield	164,217,962	8,677,601	6,606,808	35,763,786	178,117,959	9,307,592
Income	598,279,774	17,001,458	649,453	61,007,578	653,763,311	18,221,626
Limited Maturity Bond	578,468,960	6,203,209	152,115,843	44,958,649	445,607,649	6,523,312
Securities Lending Trust - Collateral Investment	–	263,755,145	228,716,858	35,038,287	35,038,287	176,326
Total Value and Income Earned	2,544,701,887				2,699,759,017	51,217,205

* Effective July 27, 2012 Partner International Stock Portfolio merged into Partner Worldwide Allocation Portfolio, with Partner Worldwide Allocation Portfolio acquiring the assets and liabilities of the Partner International Stock Portfolio.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$1,296,750	5.750%, 5/1/2018	$1,305,503
	Ineos US Finance, LLC, Term Loan
1,678,978	6.500%, 5/4/2018	1,694,928

	Total	3,000,431

Capital Goods (0.1%)
	Reynolds Group, Term Loan
1,297,400	5.250%, 8/9/2018[b,c]	1,304,095

	Total	1,304,095

Communications Services (0.8%)
	Atlantic Broadband Finance, LLC, Term Loan
947,625	5.250%, 3/20/2019	948,298
	Charter Communications Operating, LLC, Term Loan
756,200	4.000%, 3/28/2019	758,877
	Clear Channel Communications, Term Loan
950,000	3.866%, 1/29/2016	776,093
	Cogeco Cable, Inc., Term Loan
1,040,000	0.000%, 9/10/2019[b,c]	1,047,800
	Cumulus Media Holdings, Inc., Term Loan
1,815,329	5.750%, 9/16/2018	1,822,899
	Lawson Software, Inc., Term Loan
949,525	4.998%, 3/16/2018[b,c]	951,652
	Level 3 Financing, Inc., Term Loan
2,540,000	0.000%, 8/1/2019[b,c]	2,540,000
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
1,296,750	6.000%, 6/30/2017	1,293,508
	MCC Georgia, LLC, Term Loan
1,040,000	4.000%, 8/15/2020	1,029,600
	SBA Senior Finance II, LLC, Term Loan
780,000	0.000%, 9/14/2019[b,c]	782,278
	Toys R Us, Inc., Term Loan
758,100	5.250%, 5/25/2018	743,886
	Univision Communications, Inc., Term Loan
831,432	2.216%, 9/29/2014	828,314
	Van Wagner Communications, Inc., Term Loan
1,040,000	4.125%, 7/25/2019[b,c]	1,051,055
	WideOpenWest Finance, LLC, Term Loan
1,950,113	6.250%, 7/12/2018	1,964,251
	Yankee Cable Acquisition, LLC, Term Loan
1,020,825	5.250%, 8/21/2016	1,021,621
	Zayo Group, LLC, Term Loan
1,945,125	7.125%, 6/14/2019	1,960,939

	Total	19,521,071

Consumer Cyclical (0.3%)
	ADS Waste Holdings, Inc., Term Loan
1,820,000	0.000%, 9/25/2019[b,c]	1,827,971

Principal Amount	Bank Loans (2.3%)[a]	Value
Consumer Cyclical (0.3%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$1,332,402	5.500%, 2/28/2017	$1,344,686
	Chrysler Group, LLC, Term Loan
945,214	6.000%, 5/24/2017	963,901
	ROC Finance, LLC, Term Loan
1,430,000	1.909%, 8/19/2017[b,c]	1,462,175
	Rock Ohio Caesars, LLC, Term Loan
780,000	7.000%, 8/19/2017[b,c]	797,550
	Seven Seas Cruises S de RL, LLC, Term Loan
2,345,000	6.250%, 2/16/2019	2,353,794

	Total	8,750,077

Consumer Non-Cyclical (0.4%)
	Bausch & Lomb, Inc., Term Loan
1,301,737	5.250%, 4/17/2019	1,315,028
	Ceridian Corporation, Term Loan
1,040,000	3.985%, 5/30/2017[b,c]	1,043,682
	CHS/Community Health Systems, Inc., Term Loan
1,300,000	3.921%, 1/25/2017	1,304,472
	DJO Finance, LLC, Term Loan
1,296,742	6.250%, 9/15/2017	1,298,687
	Grifols, Inc., Term Loan
1,295,767	4.500%, 6/4/2017	1,303,062
	Hologic, Inc., Term Loan
1,565,000	4.500%, 7/19/2019	1,583,263
	Reynolds Group Holdings, Inc., Term Loan
260,000	0.000%, 9/14/2018[b,c]	260,835
	Roundy’s Supermarkets, Inc., Term Loan
1,074,600	5.750%, 2/13/2019	1,051,378
	Visant Corporation, Term Loan
1,415,000	4.435%, 12/22/2016[b,c]	1,360,169
	Warner Chilcott Corporation, Term Loan
101,019	4.250%, 3/15/2018	101,083
202,039	4.250%, 3/15/2018	202,166
76,726	4.250%, 3/15/2018	76,774
	WC Luxco Sarl, Term Loan
138,902	4.250%, 3/15/2018	138,989

	Total	11,039,588

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
1,755,000	8.500%, 12/2/2017	1,759,475
	GenOn Energy, Inc., Term Loan
1,034,721	6.000%, 9/20/2017	1,040,547

	Total	2,800,022

Financials (0.1%)
	Nuveen Investments, Inc., Term Loan
395,000	0.000%, 5/13/2017[b,c]	392,203
1,300,000	5.900%, 5/13/2017	1,289,444

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value
Financials (0.1%) - continued
	WaveDivision Holdings, LLC, Term Loan
$1,820,000	4.250%, 8/15/2019[b,c]	$1,839,292

	Total	3,520,939

Technology (0.2%)
	First Data Corporation Extended, Term Loan
950,000	4.217%, 3/26/2018	902,101
	First Data Corporation, Term Loan
1,040,000	0.000%, 9/30/2018[b,c]	1,020,063
	Freescale Semiconductor, Inc., Term Loan
1,791,000	6.000%, 2/28/2019	1,791,752
	Infor US, Inc., Term Loan
260,000	0.000%, 4/5/2018[b,c]	260,650
	Intelsat Jackson Holdings SA, Term Loan
362,166	0.000%, 4/2/2018[b,c]	363,184
947,601	5.250%, 4/2/2018	948,198

	Total	5,285,948

Transportation (<0.1%)
	Delta Air Lines, Inc., Term Loan
945,214	5.500%, 4/20/2017	949,052

	Total	949,052

Utilities (0.2%)
	Calpine Corporation, Term Loan
2,085,000	0.000%, 9/27/2019[b,c]	2,095,425
	NGPL PipeCo, LLC, Term Loan
1,955,000	6.750%, 5/15/2017	1,990,034

	Total	4,085,459

	Total Bank Loans (cost $59,811,189)	60,256,682

Shares	Mutual Funds (47.4%)	Value
Equity Mutual Funds (13.8%)
1,273,911	Thrivent Partner Small Cap Value Portfolio	25,977,856
1,614,844	Thrivent Small Cap Stock Portfolio[d]	21,040,772
2,151,794	Thrivent Partner Mid Cap Value Portfolio	30,416,037
2,934,910	Thrivent Mid Cap Stock Portfolio	37,019,197
15,200,879	Thrivent Partner Worldwide Allocation Portfolio	124,951,224
7,600,011	Thrivent Large Cap Value Portfolio	88,094,003
2,756,082	Thrivent Large Cap Stock Portfolio	25,370,837
1,179,786	Thrivent Equity Income Plus Portfolio	11,543,973

	Total	364,413,899

Fixed Income Mutual Funds (33.6%)
18,464,121	Thrivent High Yield Portfolio	91,958,709
26,747,629	Thrivent Income Portfolio	286,630,266

Shares	Mutual Funds (47.4%)	Value
Fixed Income Mutual Funds (33.6%) - continued
51,752,771	Thrivent Limited Maturity Bond Portfolio	$512,947,587

	Total	891,536,562

	Total Mutual Funds (cost $1,232,963,495)	1,255,950,461

Principal Amount	Long-Term Fixed Income (26.6%)	Value
Asset-Backed Securities (0.2%)
	Morgan Stanley Capital, Inc.
2,406,141	0.367%, 2/25/2037[e]	1,217,401
	Renaissance Home Equity Loan Trust
5,500,000	6.011%, 5/25/2036	3,254,598
2,639,971	5.580%, 11/25/2036	1,434,555

	Total	5,906,554

Basic Materials (0.4%)
	ArcelorMittal
456,000	5.375%, 6/1/2013	467,644
	Arch Coal, Inc.
1,435,000	7.000%, 6/15/2019[f]	1,205,400
	BHP Billiton Finance, Ltd.
715,000	1.000%, 2/24/2015	722,156
	Dow Chemical Company
718,000	5.900%, 2/15/2015	799,930
	FMG Resources Property, Ltd.
1,435,000	8.250%, 11/1/2019[f,g]	1,391,950
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,370,000	8.875%, 2/1/2018	1,407,675
	International Paper Company
481,000	5.300%, 4/1/2015	525,116
	LyondellBasell Industries NV
1,325,000	5.000%, 4/15/2019	1,407,813
	Novelis, Inc.
1,435,000	8.375%, 12/15/2017	1,567,737
	Rock-Tenn Company
510,000	3.500%, 3/1/2020[g]	519,750

	Total	10,015,171

Capital Goods (0.5%)
	Bombardier, Inc.
1,370,000	5.750%, 3/15/2022[f,g]	1,404,250
	Case New Holland, Inc.
1,415,000	7.875%, 12/1/2017	1,659,087
	Caterpillar Financial Services Corporation
325,000	1.100%, 5/29/2015	328,947
	John Deere Capital Corporation
510,000	0.700%, 9/4/2015	510,913
	Raytheon Company
718,000	1.625%, 10/15/2015	735,541
	RBS Global, Inc./Rexnord, LLC
1,370,000	8.500%, 5/1/2018	1,510,425
	Reynolds Group Issuer, Inc.
1,425,000	6.875%, 2/15/2021	1,503,375
	Sealed Air Corporation
1,290,000	8.375%, 9/15/2021[g]	1,444,800
	Textron, Inc.
970,000	5.600%, 12/1/2017	1,074,449

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (26.6%)	Value
Capital Goods (0.5%) - continued
	Tyco Flow Control International Finance SA
$510,000	1.875%, 9/15/2017[g]	$510,302
	United Technologies Corporation
81,000	4.500%, 6/1/2042	90,784
	UR Financing Escrow Corporation
1,370,000	7.375%, 5/15/2020[g]	1,472,750

	Total	12,245,623

Collateralized Mortgage Obligations (0.9%)
	Citigroup Mortgage Loan Trust, Inc.
845,694	5.500%, 11/25/2035	740,928
	CitiMortgage Alternative Loan Trust
2,869,622	5.750%, 4/25/2037	2,274,773
	Countrywide Alternative Loan Trust
1,627,080	6.500%, 8/25/2036	1,060,321
586,253	6.000%, 1/25/2037	464,794
4,036,854	5.500%, 5/25/2037	3,018,602
3,200,758	7.000%, 10/25/2037	2,051,980
	Countrywide Home Loans, Inc.
1,276,739	5.750%, 4/25/2037	1,148,211
	Deutsche Alt-A Securities, Inc.
992,517	6.000%, 10/25/2021	909,341
	Deutsche Alt-A Securities, Inc. Alternative Loan Trust
489,930	5.500%, 10/25/2021	499,600
	Greenpoint Mortgage Funding Trust
1,653,322	0.417%, 10/25/2045[e]	1,013,607
	HomeBanc Mortgage Trust
1,408,829	2.634%, 4/25/2037	960,888
	J.P. Morgan Mortgage Trust
256,904	2.976%, 10/25/2036	193,310
4,528,174	6.250%, 8/25/2037	3,126,011
	MASTR Alternative Loans Trust
700,985	6.500%, 7/25/2034	742,008
2,986,704	0.667%, 12/25/2035[e]	1,620,371
	Merrill Lynch Alternative Note Asset Trust
652,032	6.000%, 3/25/2037	518,587
	Residential Asset Securitization Trust
3,717,002	0.597%, 8/25/2037[e]	1,190,678
	Sequoia Mortgage Trust
675,665	5.030%, 9/20/2046	573,314
537,152	5.030%, 9/20/2046	185,112
	WaMu Mortgage Pass Through Certificates
618,110	2.741%, 9/25/2036	472,453
614,321	2.579%, 10/25/2036	488,350
1,949,073	2.228%, 11/25/2036	1,546,112

	Total	24,799,351

Commercial Mortgage-Backed Securities (1.5%)
	Banc of America Commercial Mortgage, Inc.
4,600,000	5.803%, 4/10/2049	5,354,000

Principal Amount	Long-Term Fixed Income (26.6%)	Value
Commercial Mortgage-Backed Securities (1.5%) - continued
$6,000,000	5.893%, 6/10/2049	$6,885,150
	Bear Stearns Commercial Mortgage Securities, Inc.
2,000,000	5.331%, 2/11/2044	2,190,378
	Citigroup/Deutsche Bank Commercial Mortgage
1,700,000	5.322%, 12/11/2049	1,935,661
	Credit Suisse First Boston Mortgage Securities
4,600,000	5.542%, 1/15/2049	5,156,250
	Credit Suisse Mortgage Capital Certificates
5,800,000	5.509%, 9/15/2039	5,969,638
	Government National Mortgage Association
173,264	2.164%, 3/16/2033	176,085
168,083	3.214%, 1/16/2040	177,129
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	3,259,693
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
2,300,000	5.918%, 2/12/2049	2,390,197
	Morgan Stanley Capital, Inc.
1,750,000	5.406%, 3/15/2044	1,756,508
	Wachovia Bank Commercial Mortgage Trust
3,450,000	5.603%, 10/15/2048	3,572,485

	Total	38,823,174

Communications Services (1.1%)
	AMC Networks, Inc.
1,290,000	7.750%, 7/15/2021	1,457,700
	America Movil SAB de CV
756,000	3.125%, 7/16/2022	779,044
	AT&T, Inc.
994,000	2.400%, 8/15/2016	1,051,232
	British Telecommunications plc
650,000	2.000%, 6/22/2015	668,311
	Cablevision Systems Corporation
1,435,000	8.625%, 9/15/2017	1,668,188
	CCO Holdings, LLC
1,425,000	7.000%, 1/15/2019	1,542,563
	CenturyLink, Inc.
1,050,000	5.800%, 3/15/2022	1,142,553
	Comcast Corporation
1,065,000	6.500%, 1/15/2015	1,199,521
325,000	4.650%, 7/15/2042	347,623
	Digicel, Ltd.
930,000	8.250%, 9/1/2017[g]	1,004,400
540,000	7.000%, 2/15/2020[g]	550,800
	Dish DBS Corporation
1,040,000	4.625%, 7/15/2017[f,g]	1,063,400
1,040,000	5.875%, 7/15/2022[g]	1,066,000
	Frontier Communications Corporation
1,290,000	8.125%, 10/1/2018	1,451,250
	Hughes Satellite Systems Corporation
1,435,000	6.500%, 6/15/2019	1,535,450

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (26.6%)	Value
Communications Services (1.1%) - continued
	Intelsat Jackson Holdings SA
$1,435,000	7.250%, 4/1/2019	$1,549,800
	Level 3 Financing, Inc.
1,375,000	8.625%, 7/15/2020	1,485,000
	NBCUniversal Media, LLC
762,000	2.875%, 4/1/2016	807,110
265,000	2.875%, 1/15/2023[c]	264,515
	News America, Inc.
510,000	3.000%, 9/15/2022[g]	514,507
	Nippon Telegraph & Telephone Corporation
504,000	1.400%, 7/18/2017	510,989
	SBA Telecommunications, Inc.
575,000	5.750%, 7/15/2020[g]	603,750
	Sprint Nextel Corporation
400,000	9.125%, 3/1/2017	453,000
450,000	9.000%, 11/15/2018[g]	540,000
	Telefonica Emisiones SAU
504,000	3.729%, 4/27/2015	501,480
	Time Warner Cable, Inc.
507,000	3.500%, 2/1/2015	538,528
	Univision Communications, Inc.
990,000	6.750%, 9/15/2022[g]	990,000
	UPCB Finance V, Ltd.
1,435,000	7.250%, 11/15/2021[g]	1,560,562
	Verizon Communications, Inc.
995,000	5.500%, 2/15/2018	1,213,128
	Virgin Media Finance plc
1,370,000	5.250%, 2/15/2022	1,438,500
	Vivendi SA
765,000	2.400%, 4/10/2015[g]	775,158
	Vodafone Group plc
494,000	1.250%, 9/26/2017	494,666

	Total	30,768,728

Consumer Cyclical (0.7%)
	American Honda Finance Corporation
255,000	1.000%, 8/11/2015[g]	255,516
255,000	1.500%, 9/11/2017[g]	256,066
	Chrysler Group, LLC
1,675,000	8.000%, 6/15/2019[f]	1,775,500
	Daimler Finance North America, LLC
370,000	1.650%, 4/10/2015[g]	375,154
	Federated Retail Holdings, Inc.
718,000	5.900%, 12/1/2016	838,256
	Ford Motor Credit Company, LLC
494,000	12.000%, 5/15/2015	612,560
1,370,000	5.000%, 5/15/2018	1,495,661
	Host Hotels and Resorts, LP
1,040,000	6.000%, 11/1/2020	1,149,200
	Hyundai Capital America
530,000	1.625%, 10/2/2015[g]	530,262
	Lennar Corporation
860,000	12.250%, 6/1/2017	1,152,400
	Limited Brands, Inc.
710,000	5.625%, 2/15/2022	765,025
	Macy’s Retail Holdings, Inc.
760,000	3.875%, 1/15/2022	819,326
	MGM Resorts International
1,300,000	7.625%, 1/15/2017	1,378,000

Principal Amount	Long-Term Fixed Income (26.6%)	Value
Consumer Cyclical (0.7%) - continued
	Rite Aid Corporation
$1,280,000	7.500%, 3/1/2017	$1,315,200
	Scientific Games International, Inc.
1,360,000	6.250%, 9/1/2020[g]	1,366,800
	Service Corporation International
795,000	8.000%, 11/15/2021	969,900
	Time Warner, Inc.
400,000	3.150%, 7/15/2015	426,872
	Toyota Motor Credit Corporation
325,000	1.750%, 5/22/2017	333,896
	Toys R Us Property Company II, LLC
1,430,000	8.500%, 12/1/2017	1,540,825
	Viacom, Inc.
255,000	1.250%, 2/27/2015	257,661

	Total	17,614,080

Consumer Non-Cyclical (0.9%)
	Amgen, Inc.
330,000	4.850%, 11/18/2014	358,321
330,000	2.125%, 5/15/2017	340,777
	Anheuser-Busch InBev Worldwide, Inc.
252,000	0.800%, 7/15/2015	253,054
504,000	1.375%, 7/15/2017	510,156
	Aristotle Holding, Inc.
510,000	2.750%, 11/21/2014[g]	529,559
	BAT International Finance plc
650,000	1.400%, 6/5/2015[g]	654,981
	Beam, Inc.
165,000	1.875%, 5/15/2017	168,625
	Biomet, Inc.
1,300,000	6.500%, 10/1/2020[c,g]	1,274,000
	Boston Scientific Corporation
1,065,000	5.450%, 6/15/2014	1,140,547
	Bunge Limited Finance Corporation
255,000	3.200%, 6/15/2017	267,346
	Celgene Corporation
378,000	1.900%, 8/15/2017	383,428
381,000	3.250%, 8/15/2022	384,618
	Community Health Systems, Inc.
795,000	8.000%, 11/15/2019	872,513
	ConAgra Foods, Inc.
765,000	1.350%, 9/10/2015	770,333
	Covidien International Finance SA
650,000	1.350%, 5/29/2015	658,377
	Express Scripts, Inc.
510,000	3.125%, 5/15/2016	543,856
	Fresenius Medical Care US Finance II, Inc.
830,000	5.625%, 7/31/2019[g]	883,950
	Gilead Sciences, Inc.
399,000	2.400%, 12/1/2014	412,562
439,000	3.050%, 12/1/2016	471,827
	Grifols, Inc.
1,300,000	8.250%, 2/1/2018	1,436,500
	HCA, Inc.
1,370,000	5.875%, 3/15/2022	1,484,737
	JBS USA, LLC
1,290,000	7.250%, 6/1/2021[g]	1,212,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (26.6%)	Value
Consumer Non-Cyclical (0.9%) - continued
	Kellogg Company
$330,000	1.125%, 5/15/2015	$333,131
	Kraft Foods, Inc.
650,000	1.625%, 6/4/2015[g]	659,844
406,000	2.250%, 6/5/2017[g]	417,979
	Laboratory Corporation of America Holdings
510,000	2.200%, 8/23/2017	520,897
	Libbey Glass, Inc.
260,000	6.875%, 5/15/2020[g]	279,500
	Lorillard Tobacco Company
504,000	2.300%, 8/21/2017	508,135
	Roche Holdings, Inc.
510,000	7.000%, 3/1/2039[g]	768,524
	SABMiller Holdings, Inc.
759,000	1.850%, 1/15/2015[g]	776,819
	Safeway, Inc.
525,000	5.000%, 8/15/2019	547,036
	Spectrum Brands Holdings, Inc.
1,290,000	9.500%, 6/15/2018	1,454,475
	Teva Pharmaceutical Finance Company BV
330,000	2.400%, 11/10/2016	346,718
	Teva Pharmaceutical Finance IV, LLC
560,000	1.700%, 11/10/2014	572,970
	Tyson Foods, Inc.
650,000	4.500%, 6/15/2022	680,875
	Valeant Pharmaceuticals International
1,435,000	6.875%, 12/1/2018[g]	1,510,338
	Watson Pharmaceuticals, Inc.
265,000	1.875%, 10/1/2017	267,949
106,000	3.250%, 10/1/2022	107,358

	Total	24,765,215

Energy (0.6%)
	Apache Corporation
715,000	1.750%, 4/15/2017	738,322
	BP Capital Markets plc
715,000	3.625%, 5/8/2014	749,795
715,000	3.125%, 10/1/2015	763,476
	Concho Resources, Inc.
1,590,000	5.500%, 10/1/2022	1,657,575
	Denbury Resources, Inc.
1,405,000	6.375%, 8/15/2021	1,524,425
	EOG Resources, Inc.
510,000	2.625%, 3/15/2023	515,497
	Harvest Operations Corporation
1,120,000	6.875%, 10/1/2017	1,226,400
	Linn Energy, LLC
1,425,000	7.750%, 2/1/2021	1,506,938
	Marathon Petroleum Corporation
504,000	3.500%, 3/1/2016	534,419
	Phillips 66
556,000	2.950%, 5/1/2017[g]	588,190
	Pioneer Natural Resources Company
255,000	5.875%, 7/15/2016	290,503
510,000	6.650%, 3/15/2017	605,412

Principal Amount	Long-Term Fixed Income (26.6%)	Value
Energy (0.6%) - continued
	SandRidge Energy, Inc.
$1,305,000	7.500%, 2/15/2023[g]	$1,344,150
	Suncor Energy, Inc.
441,000	6.100%, 6/1/2018	543,899
	Transocean, Inc.
252,000	5.050%, 12/15/2016	281,599
504,000	6.000%, 3/15/2018	588,536
	Valero Energy Corporation
510,000	7.500%, 4/15/2032	647,959
	Weatherford International, Ltd.
765,000	6.750%, 9/15/2040	863,075

	Total	14,970,170

Financials (2.3%)
	Achmea Hypotheekbank NV
220,000	3.200%, 11/3/2014[g]	230,668
	Ally Financial, Inc.
1,370,000	5.500%, 2/15/2017	1,432,038
	American Express Credit Corporation
325,000	2.375%, 3/24/2017	341,851
	American International Group, Inc.
765,000	2.375%, 8/24/2015	773,161
715,000	3.800%, 3/22/2017	769,063
	ANZ National International, Ltd. of London
757,000	3.125%, 8/10/2015[g]	790,037
	Associated Bank Corporation
255,000	1.875%, 3/12/2014	255,120
	Bank of America Corporation
1,041,000	7.750%, 8/15/2015	1,170,670
510,000	5.750%, 8/15/2016	560,197
755,000	5.750%, 12/1/2017	868,670
505,000	5.650%, 5/1/2018	575,789
	Bank of New York Mellon Corporation
720,000	1.700%, 11/24/2014	735,900
	Bank of Nova Scotia
225,000	1.450%, 7/26/2013[g]	227,070
720,000	1.850%, 1/12/2015	742,124
	Barclays Bank plc
614,000	6.050%, 12/4/2017[g]	660,706
	BBVA Bancomer SA/Texas N.A.
374,000	6.750%, 9/30/2022[g]	408,595
	Berkshire Hathaway, Inc.
660,000	1.600%, 5/15/2017	675,353
	BlackRock, Inc.
325,000	1.375%, 6/1/2015	331,136
	BNP Paribas SA
255,000	2.375%, 9/14/2017	256,102
	Canadian Imperial Bank of Commerce
220,000	2.600%, 7/2/2015[g]	232,562
	Capital One Capital V
504,000	10.250%, 8/15/2039	519,120
	Capital One Financial Corporation
720,000	2.150%, 3/23/2015	738,245
	CIT Group, Inc.
1,300,000	4.250%, 8/15/2017	1,349,163
	Citigroup, Inc.
720,000	5.850%, 7/2/2013	746,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (26.6%)	Value
Financials (2.3%) - continued
$1,280,000	5.000%, 9/15/2014	$1,350,042
762,000	4.750%, 5/19/2015	820,283
756,000	6.000%, 8/15/2017	880,583
	CNA Financial Corporation
890,000	7.350%, 11/15/2019	1,104,348
	Credit Suisse New York, NY
755,000	5.500%, 5/1/2014	806,320
	Developers Diversified Realty Corporation
1,002,000	7.500%, 4/1/2017	1,199,025
1,170,000	7.875%, 9/1/2020	1,508,173
	Dexia Credit Local SA
225,000	2.750%, 4/29/2014[g]	227,104
	Discover Bank
762,000	8.700%, 11/18/2019	983,884
	Duke Realty, LP
255,000	3.875%, 10/15/2022	259,325
	Eksportfinans ASA
330,000	3.000%, 11/17/2014	324,225
	Fifth Third Bancorp
545,000	5.450%, 1/15/2017	613,631
	General Electric Capital Corporation
715,000	2.150%, 1/9/2015	735,852
400,000	0.660%, 1/8/2016[e]	391,686
365,000	1.308%, 5/9/2016[e]	365,223
330,000	2.300%, 4/27/2017	339,220
510,000	3.150%, 9/7/2022	512,287
765,000	6.750%, 3/15/2032	979,983
	Goldman Sachs Group, Inc.
718,000	5.000%, 10/1/2014	768,811
755,000	3.700%, 8/1/2015	796,332
763,000	0.823%, 3/22/2016[e]	733,328
	Hartford Financial Services Group, Inc.
185,000	7.300%, 11/1/2015	212,281
64,000	5.500%, 10/15/2016	71,031
715,000	4.000%, 10/15/2017	768,508
	HSBC Holdings plc
560,000	4.000%, 3/30/2022	600,834
	Icahn Enterprises, LP
435,000	8.000%, 1/15/2018[g]	466,538
1,380,000	8.000%, 1/15/2018	1,480,050
	ING Bank NV
900,000	2.000%, 9/25/2015[g]	901,346
802,000	3.750%, 3/7/2017[g]	845,071
	International Bank for Reconstruction & Development
225,000	2.375%, 5/26/2015	236,905
	International Lease Finance Corporation
1,370,000	5.875%, 4/1/2019	1,452,592
	J.P. Morgan Chase & Company
722,000	4.650%, 6/1/2014	765,298
530,000	1.875%, 3/20/2015	540,737
530,000	3.450%, 3/1/2016	565,113
756,000	2.000%, 8/15/2017	762,587
	J.P. Morgan Chase Bank NA
697,000	0.729%, 6/13/2016[e]	671,753
	Liberty Mutual Group, Inc.
252,000	4.950%, 5/1/2022[g]	263,592

Principal Amount	Long-Term Fixed Income (26.6%)	Value
Financials (2.3%) - continued
	Lloyds TSB Bank plc
$485,000	4.200%, 3/28/2017	$535,125
750,000	6.500%, 9/14/2020[g]	790,050
	Morgan Stanley
510,000	4.750%, 4/1/2014	527,947
1,119,000	6.000%, 5/13/2014	1,186,099
1,065,000	4.750%, 3/22/2017	1,141,851
	Murray Street Investment Trust I
890,000	4.647%, 3/9/2017	955,746
	NiSource Finance Corporation
765,000	5.950%, 6/15/2041	920,852
	Omega Healthcare Investors, Inc.
1,035,000	5.875%, 3/15/2024	1,102,275
	PNC Funding Corporation
759,000	3.300%, 3/8/2022	813,457
	Prudential Financial, Inc.
716,000	6.200%, 11/15/2040	855,228
	Regions Bank
1,275,000	7.500%, 5/15/2018	1,504,500
	Royal Bank of Scotland Group plc
510,000	5.050%, 1/8/2015	529,063
765,000	2.550%, 9/18/2015	774,204
	Santander US Debt SAU
650,000	3.724%, 1/20/2015[g]	645,125
	SLM Corporation
1,280,000	6.250%, 1/25/2016	1,388,800
	Societe Generale SA
500,000	5.200%, 4/15/2021[g]	536,550
	Svenska Handelsbanken AB
715,000	3.125%, 7/12/2016	757,900
	Toronto-Dominion Bank
220,000	2.200%, 7/29/2015[g]	230,318
	U.S. Bancorp
715,000	3.150%, 3/4/2015	757,770
330,000	1.650%, 5/15/2017	337,827
	Wachovia Corporation
1,780,000	5.625%, 10/15/2016	2,062,377
	WEA Finance, LLC
715,000	5.700%, 10/1/2016[g]	806,921
	Wells Fargo & Company
485,000	2.100%, 5/8/2017	501,774

	Total	61,355,050

Foreign Government (<0.1%)
	Kommunalbanken AS
225,000	2.750%, 5/5/2015[g]	237,510
	Korea Finance Corporation
255,000	2.250%, 8/7/2017	257,785
	Kreditanstalt fuer Wiederaufbau
120,000	0.231%, 6/17/2013[e]	120,007

	Total	615,302

Mortgage-Backed Securities (12.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
22,505,000	2.500%, 10/1/2027[c]	23,633,765
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
30,675,000	3.000%, 10/1/2042[c]	32,338,162

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (26.6%)	Value
Mortgage-Backed Securities (12.0%) - continued
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
$50,992,000	2.500%, 10/1/2027[c]	$53,589,405
62,119,000	5.000%, 10/1/2042[c]	67,758,236
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
68,885,000	3.500%, 10/1/2042[c]	73,879,162
63,600,000	4.000%, 10/1/2042[c]	68,519,065

	Total	319,717,795

Technology (0.4%)
	Amkor Technology, Inc.
1,290,000	6.625%, 6/1/2021	1,309,350
	Computer Sciences Corporation
382,000	2.500%, 9/15/2015	387,685
	Equinix, Inc.
1,290,000	8.125%, 3/1/2018	1,431,900
	First Data Corporation
1,370,000	7.375%, 6/15/2019[g]	1,412,812
	Freescale Semiconductor, Inc.
1,945,000	9.250%, 4/15/2018[g]	2,115,187
	Hewlett-Packard Company
510,000	2.125%, 9/13/2015	517,551
569,000	2.600%, 9/15/2017	570,786
	International Business Machines Corporation
660,000	0.750%, 5/11/2015	664,300
	Samsung Electronics America, Inc.
823,000	1.750%, 4/10/2017[g]	834,440
	Xerox Corporation
510,000	7.200%, 4/1/2016	593,224

	Total	9,837,235

Transportation (0.4%)
	Avis Budget Car Rental, LLC
1,630,000	8.250%, 1/15/2019	1,774,662
	Burlington Northern Santa Fe, LLC
189,000	3.050%, 9/1/2022	195,619
	Continental Airlines, Inc.
1,215,000	6.750%, 9/15/2015[g]	1,274,231
330,000	4.150%, 4/11/2024	338,250
	CSX Corporation
403,000	6.250%, 4/1/2015	459,204
	Delta Air Lines, Inc.
760,000	6.750%, 5/23/2017	776,188
130,000	4.750%, 5/7/2020	135,850
	Hertz Corporation
1,615,000	6.750%, 4/15/2019[f]	1,703,825
	Kansas City Southern de Mexico SA de CV
660,000	8.000%, 2/1/2018	735,900
	Navios Maritime Acquisition Corporation
1,290,000	8.625%, 11/1/2017	1,228,725
	Navios Maritime Holdings, Inc.
1,040,000	8.875%, 11/1/2017[g]	1,056,900

	Total	9,679,354

Principal Amount	Long-Term Fixed Income (26.6%)	Value
U.S. Government and Agencies (4.0%)
	Eksportfinans ASA
$465,000	5.500%, 5/25/2016	$474,300
	FDIC Structured Sale Guaranteed Notes
90,000	Zero Coupon, 1/7/2014[g]	89,297
	Federal Agricultural Mortgage Corporation
225,000	2.125%, 9/15/2015	234,383
	Federal Home Loan Banks
1,355,000	0.375%, 1/29/2014	1,357,480
1,020,000	1.000%, 6/21/2017	1,032,406
1,015,000	5.000%, 11/17/2017	1,228,721
	Federal Home Loan Mortgage Corporation
300,000	1.750%, 9/10/2015	311,779
	Federal National Mortgage Association
710,000	1.250%, 2/27/2014	721,047
430,000	0.500%, 5/27/2015	431,331
325,000	4.375%, 10/15/2015	363,889
870,000	1.375%, 11/15/2016	897,043
255,000	6.250%, 5/15/2029	373,673
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	265,124
	U.S. Treasury Bonds
455,000	7.625%, 2/15/2025	743,072
1,275,000	4.375%, 5/15/2040	1,686,786
8,645,000	3.000%, 5/15/2042	8,963,784
2,260,000	2.750%, 8/15/2042	2,222,570
	U.S. Treasury Bonds, TIPS
79,000	2.375%, 1/15/2025	107,252
68,900	2.125%, 2/15/2040	100,577
	U.S. Treasury Notes
150,000	0.250%, 4/30/2014	150,041
75,000	2.250%, 5/31/2014	77,502
2,005,000	0.750%, 6/15/2014	2,022,622
9,350,000	2.500%, 4/30/2015	9,881,781
16,000,000	0.250%, 9/15/2015	15,972,496
650,000	2.625%, 2/29/2016	699,765
3,725,000	1.000%, 10/31/2016	3,803,285
1,550,000	3.250%, 3/31/2017	1,736,363
11,500,000	0.750%, 6/30/2017	11,587,147
28,250,000	0.875%, 7/31/2019	27,980,749
6,210,000	1.625%, 8/15/2022	6,203,206
	U.S. Treasury Notes, TIPS
3,500,000	0.125%, 7/31/2014	3,492,755
312,000	1.625%, 1/15/2015	334,412
267,300	0.125%, 4/15/2017	288,002
348,300	2.625%, 7/15/2017	420,824
322,000	1.875%, 7/15/2019	395,497
314,200	1.125%, 1/15/2021	372,014
308,800	0.125%, 1/15/2022	337,055

	Total	107,360,030

Utilities (0.7%)
	AES Corporation
1,415,000	7.375%, 7/1/2021	1,613,100
	CenterPoint Energy, Inc.
660,000	6.850%, 6/1/2015	742,383
	Crosstex Energy, LP/Crosstex Energy Finance Corporation
1,290,000	8.875%, 2/15/2018	1,380,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (26.6%)	Value
Utilities (0.7%) - continued
	Energy Transfer Partners, LP
$756,000	4.650%, 6/1/2021	$813,010
	Enterprise Products Operating, LLC
756,000	1.250%, 8/13/2015	763,498
	Exelon Corporation
1,065,000	4.900%, 6/15/2015	1,170,617
	FirstEnergy Solutions Corporation
1,080,000	4.800%, 2/15/2015	1,161,027
	ITC Holdings Corporation
644,000	5.875%, 9/30/2016[g]	740,296
	Kinder Morgan Energy Partners, LP
510,000	5.300%, 9/15/2020	594,491
510,000	5.000%, 8/15/2042	529,553
	MarkWest Energy Partners, LP
1,305,000	5.500%, 2/15/2023	1,366,987
	MidAmerican Energy Holdings Company
510,000	6.500%, 9/15/2037	682,938
	NextEra Energy Capital Holdings, Inc.
765,000	1.200%, 6/1/2015	769,855
	NGPL PipeCo, LLC
1,615,000	9.625%, 6/1/2019[g]	1,841,100
	NRG Energy, Inc.
1,160,000	6.625%, 3/15/2023[g]	1,186,100
	ONEOK Partners, LP
255,000	2.000%, 10/1/2017	259,727
321,000	8.625%, 3/1/2019	421,484
	Pacific Gas & Electric Company
715,000	5.625%, 11/30/2017	870,303
	Sempra Energy
715,000	6.150%, 6/15/2018	884,414
	Suburban Propane Partners, LP
320,000	7.500%, 10/1/2018[g]	342,400
	Williams Partners, LP
255,000	7.250%, 2/1/2017[g]	310,085
255,000	5.250%, 3/15/2020[g]	295,499

	Total	18,739,167

	Total Long-Term Fixed Income (cost $694,334,500)	707,211,999

Shares	Common Stock (11.6%)	Value
Consumer Discretionary (1.6%)
13,356	Amazon.com, Inc.[d]	3,396,698
7,050	AutoZone, Inc.[d]	2,606,174
13,200	BJ’s Restaurants, Inc.[d]	598,620
9,910	CBS Corporation	360,030
6,700	Charter Communications, Inc.[d]	502,969
4,500	Cheesecake Factory, Inc.	160,875
11,000	Children’s Place Retail Stores, Inc.[d]	660,000
216,413	Comcast Corporation	7,741,093
25,299	Delphi Automotive plc[d]	784,269
9,300	DISH Network Corporation	284,673
8,604	Dollar Tree, Inc.[d]	415,358
30,000	Expedia, Inc.	1,735,200
20,335	Foot Locker, Inc.	721,893
14,200	GNC Holdings, Inc.	553,374

Shares	Common Stock (11.6%)	Value
Consumer Discretionary (1.6%) - continued
4,800	Harley-Davidson, Inc.	$203,376
33,400	Home Depot, Inc.	2,016,358
133,576	Las Vegas Sands Corporation	6,193,919
10,864	Life Time Fitness, Inc.[d]	496,919
43,330	Lowe’s Companies, Inc.	1,310,299
19,900	Meredith Corporation[f]	696,500
34,980	News Corporation	867,504
35,600	NIKE, Inc.	3,378,796
8,300	Omnicom Group, Inc.	427,948
16,300	O’Reilly Automotive, Inc.[d]	1,363,006
1,554	Panera Bread Company[d]	265,563
11,925	Penn National Gaming, Inc.[d]	513,968
3,300	PetSmart, Inc.	227,634
37,749	Pier 1 Imports, Inc.	707,416
68,700	Sally Beauty Holdings, Inc.[d]	1,723,683
6,600	Tempur-Pedic International, Inc.[d]	197,274
10,000	Time Warner Cable, Inc.	950,600
10,200	Toll Brothers, Inc.[d]	338,946
13,061	WMS Industries, Inc.[d]	213,939

	Total	42,614,874

Consumer Staples (0.7%)
28,712	Anheuser-Busch InBev NV ADR	2,466,648
5,246	Annie’s, Inc.[d]	235,231
37,200	Archer-Daniels-Midland Company	1,011,096
22,156	British American Tobacco plc ADR	2,274,092
17,000	Bunge, Ltd.	1,139,850
18,320	CVS Caremark Corporation	887,055
7,480	Diageo plc ADR	843,220
40,488	Ingredion, Inc.	2,233,318
6,330	Kimberly-Clark Corporation	542,987
27,729	Kraft Foods, Inc.	1,146,594
37,500	Nestle SA	2,366,152
40,686	Philip Morris International, Inc.	3,659,299
6,578	TreeHouse Foods, Inc.[d]	345,345
14,380	Unilever NV ADR	510,202

	Total	19,661,089

Energy (1.8%)
95,561	Alpha Natural Resources, Inc.[d]	627,836
6,600	Apache Corporation	570,702
25,846	Arch Coal, Inc.	163,605
18,800	Baker Hughes, Inc.	850,324
56,936	BP plc ADR	2,411,809
25,070	Chevron Corporation	2,922,159
69,600	Consol Energy, Inc.	2,091,480
17,000	Dril-Quip, Inc.[d]	1,221,960
28,500	Ensco plc	1,554,960
36,036	EOG Resources, Inc.	4,037,834
14,720	EQT Corporation	868,480
22,900	Exxon Mobil Corporation	2,094,205
17,100	Helix Energy Solutions Group, Inc.[d]	312,417
140,300	Marathon Oil Corporation	4,148,671
58,000	Marathon Petroleum Corporation	3,166,220
68,900	Nabors Industries, Ltd.[d]	966,667
14,909	National Oilwell Varco, Inc.	1,194,360
25,500	Newfield Exploration Company[d]	798,660
11,900	Occidental Petroleum Corporation	1,024,114

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (11.6%)	Value
Energy (1.8%) - continued
16,600	Oil States International, Inc.[d]	$1,319,036
37,800	Peabody Energy Corporation	842,562
41,300	Petroleo Brasileiro SA ADR	947,422
42,065	Petroleum Geo-Services ASA	699,740
38,100	Plains Exploration & Production Company[d]	1,427,607
37,060	Schlumberger, Ltd.	2,680,550
9,300	Southwestern Energy Company[d]	323,454
66,881	Swift Energy Company[d]	1,396,475
33,900	Ultra Petroleum Corporation[d,f]	745,122
48,400	Valero Energy Corporation	1,533,312
326,061	Weatherford International, Ltd.[d]	4,134,454

	Total	47,076,197

Financials (1.6%)
10,390	ACE, Ltd.	785,484
5,343	Affiliated Managers Group, Inc.[d]	657,189
1,600	Allied World Assurance Company Holdings AG	123,600
12,600	Allstate Corporation	499,086
5,800	American Campus Communities, Inc.	254,504
41,300	Ameriprise Financial, Inc.	2,341,297
10,500	Apartment Investment & Management Company	272,895
4,500	Aspen Insurance Holdings, Ltd.	137,205
10,697	Boston Properties, Inc.	1,183,195
7,080	Capital One Financial Corporation	403,631
18,200	CBL & Associates Properties, Inc.	388,388
100,708	Citigroup, Inc.	3,295,166
40,730	CME Group, Inc.	2,333,829
12,400	Douglas Emmett, Inc.	286,068
21,083	Duke Realty Corporation	309,920
7,500	Endurance Specialty Holdings, Ltd.	288,750
3,600	Equity Lifestyle Properties, Inc.	245,232
18,969	Equity Residential	1,091,287
4,220	Goldman Sachs Group, Inc.	479,730
23,018	HCC Insurance Holdings, Inc.	780,080
4,300	Home Properties, Inc.	263,461
26,398	Host Hotels & Resorts, Inc.	423,688
51,600	Huntington Bancshares, Inc.	356,040
21,650	Invesco, Ltd.	541,033
128,569	J.P. Morgan Chase & Company	5,204,473
58,732	Kimco Realty Corporation	1,190,498
46,930	KKR & Company, LP	709,112
9,488	Lazard, Ltd.	277,334
3,400	M&T Bank Corporation[f]	323,544
56,600	Marsh & McLennan Companies, Inc.	1,920,438
39,940	MetLife, Inc.	1,376,332
14,000	NASDAQ OMX Group, Inc.	326,130
7,600	Northern Trust Corporation	352,754
25,500	Och-Ziff Capital Management Group, LLC	246,330
32,466	Ocwen Financial Corporation[d]	889,893
33,888	Popular, Inc.[d]	590,668
1,500	ProAssurance Corporation	135,660
7,851	Public Storage, Inc.	1,092,624
8,098	Simon Property Group, Inc.	1,229,357
25,320	State Street Corporation	1,062,427
40,650	SunTrust Banks, Inc.	1,149,175
8,420	SVB Financial Group[d]	509,073

Shares	Common Stock (11.6%)	Value
Financials (1.6%) - continued
8,200	Tanger Factory Outlet Centers, Inc.	$265,106
1,935	Taubman Centers, Inc.	148,473
5,800	Tower Group, Inc.	112,462
13,167	Vornado Realty Trust	1,067,185
17,924	W.R. Berkley Corporation	671,971
92,586	Wells Fargo & Company	3,196,995
49,093	Zions Bancorporation	1,014,016

	Total	42,802,788

Health Care (1.5%)
25,500	Abbott Laboratories	1,748,280
2,700	Alexion Pharmaceuticals, Inc.[d]	308,880
20,800	Align Technology, Inc.[d]	768,976
57,327	Baxter International, Inc.	3,454,525
24,500	Biogen Idec, Inc.[d]	3,656,135
93,300	Bristol-Myers Squibb Company	3,148,875
3,072	C.R. Bard, Inc.	321,485
43,510	Covidien plc	2,585,364
25,800	Endo Pharmaceutical Holdings, Inc.[d]	818,376
3,571	HeartWare International, Inc.[d,f]	337,424
30,900	Humana, Inc.	2,167,635
6,100	Illumina, Inc.[d]	294,020
9,500	Medicines Company[d]	245,195
79,980	Merck & Company, Inc.	3,607,098
139,836	Pfizer, Inc.	3,474,925
24,600	Sanofi ADR	1,059,276
28,700	Shire Pharmaceuticals Group plc ADR	2,545,690
11,500	Thoratec Corporation[d]	397,900
10,662	United Therapeutics Corporation[d]	595,792
122,053	UnitedHealth Group, Inc.	6,762,957
14,400	VIVUS, Inc.[d,f]	256,608
3,000	Waters Corporation[d]	249,990
5,671	Zimmer Holdings, Inc.	383,473

	Total	39,188,879

Industrials (1.2%)
16,900	3M Company	1,561,898
22,200	Actuant Corporation	635,364
11,271	CSX Corporation	233,873
19,891	Deluxe Corporation	607,869
50,900	Dover Corporation	3,028,041
22,850	EMCOR Group, Inc.	652,139
5,250	FedEx Corporation	444,255
15,500	GATX Corporation	657,820
17,160	General Electric Company	389,704
12,241	Honeywell International, Inc.	731,400
74,050	Jacobs Engineering Group, Inc.[d]	2,993,841
14,100	Landstar System, Inc.	666,648
25,900	Lockheed Martin Corporation	2,418,542
72,360	Manitowoc Company, Inc.	965,282
4,900	Manpower, Inc.	180,320
23,700	McDermott International, Inc.[d]	289,614
6,840	Norfolk Southern Corporation	435,229
15,017	Oshkosh Corporation[d]	411,916
43,146	Parker Hannifin Corporation	3,606,143
91,000	Pitney Bowes, Inc.[f]	1,257,620
27,400	Southwest Airlines Company	240,298
6,807	SPX Corporation	445,246
48,300	Tyco International, Ltd.	2,717,358
36,000	United Parcel Service, Inc.	2,576,520

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (11.6%)	Value
Industrials (1.2%) - continued
46,524	United Technologies Corporation	$3,642,364
17,300	Woodward, Inc.	587,854

	Total	32,377,158

Information Technology (2.3%)
22,300	Accenture plc	1,561,669
9,200	Akamai Technologies, Inc.[d]	351,992
5,800	Alliance Data Systems Corporation[d]	823,310
18,112	Apple, Inc.	12,085,413
28,000	Aruba Networks, Inc.[d,f]	629,580
93,600	Atmel Corporation[d]	492,336
19,000	Cavium, Inc.[d,f]	633,270
34,700	Citrix Systems, Inc.[d]	2,656,979
32,081	Cognizant Technology Solutions Corporation[d]	2,243,103
18,681	CoreLogic, Inc.[d]	495,607
64,722	eBay, Inc.[d]	3,133,192
6,969	Google, Inc.[d]	5,258,110
19,800	Informatica Corporation[d]	689,238
84,500	Intel Corporation	1,916,460
14,300	International Business Machines Corporation	2,966,535
8,147	Itron, Inc.[d]	351,543
15,307	Juniper Networks, Inc.[d]	261,903
3,000	MasterCard, Inc.	1,354,440
135,118	Microsoft Corporation	4,023,814
103,817	NetApp, Inc.[d]	3,413,503
29,906	NVIDIA Corporation[d]	398,946
172,549	Oracle Corporation	5,433,568
14,757	Plantronics, Inc.	521,365
46,127	QUALCOMM, Inc.	2,882,476
70,162	Teradyne, Inc.[d]	997,704
103,420	Texas Instruments, Inc.	2,849,221
17,773	TIBCO Software, Inc.[d]	537,278
19,000	VeriFone Systems, Inc.[d]	529,150
39,800	Vishay Intertechnology, Inc.[d]	391,234
32,531	Xilinx, Inc.	1,086,861
15,400	Yahoo!, Inc.[d]	246,015

	Total	61,215,815

Materials (0.6%)
36,600	AK Steel Holding Corporation	175,680
13,600	BHP Billiton, Ltd. ADR[f]	933,096
7,900	Buckeye Technologies, Inc.	253,274
13,900	CF Industries Holdings, Inc.	3,089,136
17,100	Cliffs Natural Resources, Inc.	669,123
5,800	Eagle Materials, Inc.	268,308
97,536	Freeport-McMoRan Copper & Gold, Inc.	3,860,475
7,300	H.B. Fuller Company	223,964
7,100	Materials Select Sector SPDR Fund	261,067
15,500	Mosaic Company	892,955
10,691	PPG Industries, Inc.	1,227,755
18,300	Rio Tinto plc ADR[f]	855,708
7,292	Sigma-Aldrich Corporation	524,805
7,254	Silgan Holdings, Inc.	315,622
25,680	Steel Dynamics, Inc.	288,386
15,100	SunCoke Energy, Inc.[d]	243,412
11,420	United States Steel Corporation[f]	217,779
15,800	Walter Energy, Inc.	512,868

	Total	14,813,413

Shares	Common Stock (11.6%)	Value
Telecommunications Services (0.1%)
19,809	Verizon Communications, Inc.	$902,696
68,700	Windstream Corporation[f]	694,557

	Total	1,597,253

Utilities (0.2%)
16,800	CMS Energy Corporation	395,640
37,640	NiSource, Inc.	959,067
22,992	NV Energy, Inc.	414,086
30,600	PNM Resources, Inc.	643,518
9,400	Public Service Enterprise Group, Inc.	302,492
27,500	Southern Company	1,267,475
13,781	Southwest Gas Corporation	609,120
39,460	Utilities Select Sector SPDR Fund	1,436,344

	Total	6,027,742

	Total Common Stock (cost $281,734,607)	307,375,208

Shares	Preferred Stock (<0.1%)	Value
Financials (<0.1%)
14,600	U.S. Bancorp, 6.000%[h]	408,508

	Total	408,508

	Total Preferred Stock (cost $365,000)	408,508

Shares	Collateral Held for Securities Loaned (0.6%)	Value
16,004,599	Thrivent Financial Securities Lending Trust	16,004,599

	Total Collateral Held for Securities Loaned (cost $16,004,599)	16,004,599

Shares or Principal Amount	Short-Term Investments (24.6%)	Value
	Federal Home Loan Bank Discount Notes
94,900,000	0.110%, 10/3/2012[i]	94,898,840
12,000,000	0.113%, 10/5/2012[i]	11,999,775
10,000,000	0.100%, 10/9/2012[i]	9,999,722
28,000,000	0.110%, 10/10/2012[i]	27,999,054
102,000,000	0.097%, 10/17/2012[i]	101,995,070
4,000,000	0.104%, 10/19/2012[i]	3,999,769
27,000,000	0.085%, 10/24/2012[i]	26,998,406
8,000,000	0.000%, 10/26/2012[j]	7,999,220
10,000,000	0.105%, 10/31/2012[i,j]	9,999,067
20,000,000	0.120%, 11/9/2012[i]	19,997,267
40,000,000	0.120%, 11/16/2012[i,j]	39,993,600
100,000,000	0.115%, 11/21/2012[i]	99,983,070
10,000,000	0.100%, 11/23/2012[i]	9,998,472
40,000,000	0.080%, 11/28/2012[i]	39,994,667
	Federal Home Loan Mortgage Corporation Discount Notes
7,300,000	0.160%, 12/17/2012[i,j]	7,297,437
	Federal National Mortgage Association Discount Notes
5,000,000	0.070%, 10/3/2012[i]	4,999,961
	Straight-A Funding, LLC
8,029,000	0.180%, 10/2/2012[g,i,k]	8,028,879
3,000,000	0.180%, 10/10/2012[g,i,k]	2,999,835

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares or Principal Amount	Short-Term Investments (24.6%)	Value
	U.S. Treasury Bills
120,000,000	0.079%, 10/11/2012[i]	$119,996,850
4,000,000	0.000%, 1/17/2013[j]	3,998,472

	Total Short-Term Investments (at amortized cost)	653,177,433

	Total Investments (cost $2,938,390,823) 113.1%	$3,000,384,890

	Other Assets and Liabilities, Net (13.1%)	(347,304,663)

	Total Net Assets 100.0%	$2,653,080,227

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 28, 2012.
f	All or a portion of the security is on loan.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $60,123,435 or 2.3% of total net assets.

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At September 28, 2012, $14,295,619 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
k	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for     federal income tax purposes, were as follows:

Gross unrealized appreciation	$96,382,511
Gross unrealized depreciation	(34,388,444)

Net unrealized appreciation (depreciation)	$61,994,067

Cost for federal income tax purposes	$2,938,390,823

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,000,431	–	3,000,431	–
Capital Goods	1,304,095	–	1,304,095	–
Communications Services	19,521,071	–	16,981,071	2,540,000
Consumer Cyclical	8,750,077	–	8,750,077	–
Consumer Non-Cyclical	11,039,588	–	11,039,588	–
Energy	2,800,022	–	2,800,022	–
Financials	3,520,939	–	3,520,939	–
Technology	5,285,948	–	5,285,948	–
Transportation	949,052	–	949,052	–
Utilities	4,085,459	–	4,085,459	–
Mutual Funds
Equity Mutual Funds	364,413,899	364,413,899	–	–
Fixed Income Mutual Funds	891,536,562	891,536,562	–	–
Long-Term Fixed Income
Asset-Backed Securities	5,906,554	–	5,906,554	–
Basic Materials	10,015,171	–	10,015,171	–
Capital Goods	12,245,623	–	12,245,623	–
Collateralized Mortgage Obligations	24,799,351	–	24,799,351	–
Commercial Mortgage-Backed Securities	38,823,174	–	38,823,174	–
Communications Services	30,768,728	–	30,504,213	264,515
Consumer Cyclical	17,614,080	–	17,614,080	–
Consumer Non-Cyclical	24,765,215	–	24,765,215	–
Energy	14,970,170	–	14,970,170	–
Financials	61,355,050	–	61,355,050	–
Foreign Government	615,302	–	615,302	–
Mortgage-Backed Securities	319,717,795	–	319,717,795	–
Technology	9,837,235	–	9,837,235	–
Transportation	9,679,354	–	9,679,354	–
U.S. Government and Agencies	107,360,030	–	107,360,030	–
Utilities	18,739,167	–	18,739,167	–
Common Stock
Consumer Discretionary	42,614,874	42,614,874	–	–
Consumer Staples	19,661,089	17,294,937	2,366,152	–
Energy	47,076,197	46,376,457	699,740	–
Financials	42,802,788	42,802,788	–	–
Health Care	39,188,879	39,188,879	–	–
Industrials	32,377,158	32,377,158	–	–
Information Technology	61,215,815	61,215,815	–	–
Materials	14,813,413	14,813,413	–	–
Telecommunications Services	1,597,253	1,597,253	–	–
Utilities	6,027,742	6,027,742	–	–
Preferred Stock
Financials	408,508	408,508	–	–
Collateral Held for Securities Loaned	16,004,599	16,004,599	–	–
Short-Term Investments	653,177,433	–	653,177,433	–

Total	$3,000,384,890	$1,576,672,884	$1,420,907,491	$2,804,515

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	784,997	784,997	–	–

Total Asset Derivatives	$784,997	$784,997	$–	$–

Liability Derivatives
Futures Contracts	5,359,718	4,126,526	1,233,192	–

Total Liability Derivatives	$5,359,718	$4,126,526	$1,233,192	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Moderately Conservative Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The significant unobservable input used in the fair value measurement of the Bank Loans Communications Services Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Communications Services Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(250)	December 2012	($55,104,708)	($55,132,813)	($28,105)
5-Yr. U.S. Treasury Bond Futures	60	December 2012	7,459,871	7,477,969	18,098
10-Yr. U.S. Treasury Bond Futures	430	December 2012	57,140,920	57,398,284	257,364
20-Yr U.S. Treasury Bond Futures	645	December 2012	96,590,717	96,346,875	(243,842)
Eurex EURO STOXX 50 Futures	790	December 2012	26,156,089	24,922,897	(1,233,192)
Mini MSCI EAFE Index Futures	414	December 2012	32,242,082	31,012,740	(1,229,342)
Russell 2000 Index Mini-Futures	72	December 2012	6,202,246	6,007,680	(194,566)
S&P 400 Index Mini Futures	(134)	December 2012	(13,728,635)	(13,219,100)	509,535
S&P 500 Index Futures	391	December 2012	142,623,721	140,193,050	(2,430,671)
Total Futures Contracts					($4,574,721)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Partner Small Cap Value	$23,585,482	$164,740	$–	1,273,911	$25,977,856	$164,740
Small Cap Stock	19,363,111	–	–	1,614,844	21,040,772	–
Partner Mid Cap Value	26,686,954	240,520	–	2,151,794	30,416,037	240,520
Mid Cap Stock	33,601,569	90,009	–	2,934,910	37,019,197	90,009
Partner Worldwide Allocation	68,816,746	10,025,846	–	15,200,879	124,951,224	25,846
Partner International Stock*	34,849,649	1,753,507	–	–	–	1,753,507
Large Cap Value	77,563,939	1,450,184	–	7,600,011	88,094,003	1,450,184
Large Cap Stock	22,113,664	248,847	–	2,756,082	25,370,837	248,847
Equity Income Plus	10,234,741	166,609	–	1,179,786	11,543,973	166,609
High Yield	81,625,810	4,138,720	65,115	18,464,121	91,958,709	4,704,580
Income	262,194,274	7,065,681	169,299	26,747,629	286,630,266	7,987,314
Limited Maturity Bond	582,200,860	6,190,535	89,603,712	51,752,771	512,947,587	6,835,277
Securities Lending Trust - Collateral Investment	–	120,835,865	104,831,266	16,004,599	16,004,599	56,019
Total Value and Income Earned	1,242,836,799				1,271,955,060	23,723,452

* Effective July 27, 2012 Partner International Stock Portfolio merged into Partner Worldwide Allocation Portfolio, with Partner Worldwide Allocation Portfolio acquiring the assets and liabilities of the Partner International Stock Portfolio.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Partner Technology Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.4%)	Value
Communications Equipment (8.1%)
46,765	Calix, Inc.[a,b]	$299,296
39,688	Juniper Networks, Inc.[b]	679,062
30,951	QUALCOMM, Inc.	1,934,128

	Total	2,912,486

Computers & Peripherals (16.1%)
6,283	Apple, Inc.	4,192,395
20,476	EMC Corporation[b]	558,381
32,488	NetApp, Inc.[b]	1,068,205

	Total	5,818,981

Consumer Discretionary (10.5%)
5,163	Amazon.com, Inc.[b]	1,313,054
20,273	Coinstar, Inc.[a,b]	911,880
75,494	Pandora Media, Inc.[a,b]	826,659
1,191	Priceline.com, Inc.[b]	736,907

	Total	3,788,500

Electronic Equipment, Instruments & Components (4.1%)
14,202	Amphenol Corporation	836,214
73,064	RealD, Inc.[a,b]	653,192

	Total	1,489,406

Financials (4.6%)
13,689	American Tower Corporation	977,258
5,157	IntercontinentalExchange, Inc.[b]	687,995

	Total	1,665,253

Internet Software & Services (16.9%)
3,843	Equinix, Inc.[b]	791,850
15,546	ExactTarget, Inc.[b]	376,524
31,350	Facebook, Inc.[a,b]	678,728
3,210	Google, Inc.[b]	2,421,945
22,322	Rackspace Hosting, Inc.[b]	1,475,261
15,198	Yandex NVb	366,424

	Total	6,110,732

IT Consulting & Services (5.8%)
8,206	Cognizant Technology Solutions Corporation[b]	573,763
45,208	InterXion Holding NVb	1,027,126
17,832	VeriFone Systems, Inc.[b]	496,621

	Total	2,097,510

Semiconductors & Semiconductor Equipment (7.6%)
18,925	Altera Corporation	643,166
12,512	Cavium, Inc.[a,b]	417,025
10,059	Hittite Microwave Corporation[b]	557,973
25,117	Intermolecular, Inc.[b]	178,330
28,995	Xilinx, Inc.	968,723

	Total	2,765,217

Software (19.6%)
64,415	Activision Blizzard, Inc.	726,601
9,210	Citrix Systems, Inc.[b]	705,210
17,649	MICROS Systems, Inc.[b]	866,919
47,817	Microsoft Corporation	1,423,990
12,538	NetSuite, Inc.[b]	799,924
42,945	Oracle Corporation	1,352,338

Shares	Common Stock (98.4%)	Value
Software (19.6%) - continued
7,927	Salesforce.com, Inc.[b]	$1,210,374

	Total	7,085,356

Telecommunications Services (5.1%)
18,292	SBA Communications Corporation[b]	1,150,567
26,900	TW Telecom, Inc.[b]	701,283

	Total	1,851,850

	Total Common Stock (cost $28,087,367)	35,585,291

Shares	Collateral Held for Securities Loaned (9.9%)	Value
3,581,652	Thrivent Financial Securities Lending Trust	3,581,652

	Total Collateral Held for Securities Loaned (cost $3,581,652)	3,581,652

	Total Investments (cost $31,669,019) 108.3%	$39,166,943

	Other Assets and Liabilities, Net (8.3%)	(2,998,098)

	Total Net Assets 100.0%	$36,168,845

a	All or a portion of the security is on loan.
b	Non-income producing security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$9,669,904
Gross unrealized depreciation	(2,171,980)

Net unrealized appreciation (depreciation)	$7,497,924

Cost for federal income tax purposes	$31,669,019

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Partner Technology Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Partner Technology Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	2,912,486	2,912,486	–	–
Computers & Peripherals	5,818,981	5,818,981	–	–
Consumer Discretionary	3,788,500	3,788,500	–	–
Electronic Equipment, Instruments & Components	1,489,406	1,489,406	–	–
Financials	1,665,253	1,665,253	–	–
Internet Software & Services	6,110,732	6,110,732	–	–
IT Consulting & Services	2,097,510	2,097,510	–	–
Semiconductors & Semiconductor Equipment	2,765,217	2,765,217	–	–
Software	7,085,356	7,085,356	–	–
Telecommunications Services	1,851,850	1,851,850	–	–
Collateral Held for Securities Loaned	3,581,652	3,581,652	–	–

Total	$39,166,943	$39,166,943	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.
Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$3,695,344	$16,685,636	$16,799,328	3,581,652	$3,581,652	$75,252
Total Value and Income Earned	3,695,344				3,581,652	75,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Partner Healthcare Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (96.2%)	Value
Biotechnology (23.3%)
23,337	Algeta ASA[a]	$603,044
17,561	Amarin Corporation plc ADR[a]	221,269
14,964	ARIAD Pharmaceuticals, Inc.[a]	362,503
4,591	Biogen Idec, Inc.[a]	685,115
14,201	Gilead Sciences, Inc.[a]	941,952
33,515	Incyte Corporation[a]	604,946
30,432	InterMune, Inc.[a]	272,975
6,175	Ironwood Pharmaceuticals, Inc.[a]	78,917
6,933	Onyx Pharmaceuticals, Inc.[a]	585,838
9,067	United Therapeutics Corporation[a]	506,664
12,543	Vertex Pharmaceuticals, Inc.[a]	701,781

	Total	5,565,004

Health Care Equipment (17.0%)
22,003	Accuray, Inc.[a]	155,781
14,597	Covidien plc	867,354
18,993	Dexcom, Inc.[a]	285,465
6,659	Edwards Lifesciences Corporation[a]	714,977
23,590	EOS Imaging SAa	112,148
16,591	Given Imaging, Ltd.[a]	241,731
3,259	HeartWare International, Inc.[a]	307,943
19,841	Hologic, Inc.[a]	401,582
18,825	NxStage Medical, Inc.[a]	248,678
5,617	St. Jude Medical, Inc.	236,644
8,227	Varian Medical Systems, Inc.[a]	496,252

	Total	4,068,555

Health Care Supplies (2.4%)
15,436	Align Technology, Inc.[a]	570,669

	Total	570,669

Life Sciences Tools & Services (0.9%)
58,675	Sequenom, Inc.[a]	207,123

	Total	207,123

Pharmaceuticals (52.6%)
36,491	Aspen Pharmacare Holdings, Ltd.[a]	627,939
1,464,230	CFR Pharmaceuticals SA	345,723
21,063	Elan Corporation plc ADR[a]	225,795
15,399	Eli Lilly and Company	730,067
46,513	GlaxoSmithKline plc	1,073,645
106,562	Hikma Pharmaceuticals plc	625,535
42,662	Merck & Company, Inc.	1,924,056
32,915	Mylan, Inc.[a]	803,126
31,492	Novartis AG	1,927,421
6,475	Novo Nordisk A/S ADR	1,021,820
15,816	Pharmstandard GDR[a]	224,587
10,012	Roche Holding AG	1,872,711
3,972	Sawai Pharmaceutical Company, Ltd.	460,886
12,682	Valeant Pharmaceuticals International, Inc.[a]	700,934

	Total	12,564,245

	Total Common Stock (cost $18,603,457)	22,975,596

	Total Investments (cost $18,603,457) 96.2%	$22,975,596

	Other Assets and Liabilities, Net 3.8%	896,184

	Total Net Assets 100.0%	$23,871,780

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$5,170,962
Gross unrealized depreciation	(798,823)

Net unrealized appreciation (depreciation)	$4,372,139

Cost for federal income tax purposes	$18,603,457

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Partner Healthcare Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	5,565,004	4,961,960	603,044	–
Health Care Equipment	4,068,555	3,956,407	112,148	–
Health Care Supplies	570,669	570,669	–	–
Life Sciences Tools & Services	207,123	207,123	–	–
Pharmaceuticals	12,564,245	5,630,385	6,933,860	–
Total	$22,975,596	$15,326,544	$7,649,052	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Natural Resources Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (97.2%)	Value
Coal & Consumable Fuels (3.7%)
48,514	Alpha Natural Resources, Inc.[a]	$318,737
21,476	Arch Coal, Inc.	135,943
31,394	Peabody Energy Corporation	699,772

	Total	1,154,452

Consumer Staples (8.8%)
29,903	Archer-Daniels-Midland Company	812,764
13,710	Bunge, Ltd.	919,255
18,695	Ingredion, Inc.	1,031,216

	Total	2,763,235

Financials (18.1%)
8,935	Boston Properties, Inc.	988,300
15,786	Equity Residential	908,169
48,700	Kimco Realty Corporation	987,149
6,594	Public Storage, Inc.	917,687
6,679	Simon Property Group, Inc.	1,013,939
10,960	Vornado Realty Trust	888,308

	Total	5,703,552

Integrated Oil & Gas (12.9%)
20,978	BP plc ADR	888,628
13,729	Chevron Corporation	1,600,252
9,582	Occidental Petroleum Corporation	824,627
33,226	Petroleo Brasileiro SA ADR	762,205

	Total	4,075,712

Materials (13.7%)
11,200	BHP Billiton, Ltd. ADR[b]	768,432
14,000	Cliffs Natural Resources, Inc.[b]	547,820
28,208	Freeport-McMoRan Copper & Gold, Inc.	1,116,473
12,800	Mosaic Company	737,408
15,200	Rio Tinto plc ADR[b]	710,752
13,075	Walter Energy, Inc.	424,414

	Total	4,305,299

Oil & Gas Drilling (5.6%)
18,404	Ensco plc	1,004,122
55,500	Nabors Industries, Ltd.[a]	778,665

	Total	1,782,787

Oil & Gas Equipment & Services (13.9%)
15,191	Baker Hughes, Inc.	687,089
13,701	Dril-Quip, Inc.[a]	984,828
11,800	National Oilwell Varco, Inc.	945,298
13,322	Oil States International, Inc.[a]	1,058,566
56,800	Weatherford International, Ltd.[a]	720,224

	Total	4,396,005

Oil & Gas Exploration & Production (16.4%)
5,488	Apache Corporation	474,547
9,100	EOG Resources, Inc.	1,019,655
22,900	Marathon Oil Corporation	677,153
18,100	Newfield Exploration Company[a]	566,892
30,699	Plains Exploration & Production Company[a]	1,150,292
32,100	Swift Energy Company[a]	670,248

Shares	Common Stock (97.2%)	Value
Oil & Gas Exploration & Production (16.4%) - continued
27,300	Ultra Petroleum Corporation[a,b]	$600,054

	Total	5,158,841

Oil & Gas Refining & Marketing (4.1%)
40,800	Valero Energy Corporation	1,292,544

	Total	1,292,544

	Total Common Stock (cost $36,143,658)	30,632,427

Shares	Collateral Held for Securities Loaned (8.6%)	Value
2,705,105	Thrivent Financial Securities Lending Trust	2,705,105

	Total Collateral Held for Securities Loaned (cost $2,705,105)	2,705,105

	Total Investments (cost $38,848,763) 105.8%	$33,337,532

	Other Assets and Liabilities, Net (5.8%)	(1,826,300)

	Total Net Assets 100.0%	$31,511,232

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,227,715
Gross unrealized depreciation	(7,738,946)

Net unrealized appreciation (depreciation)	$(5,511,231)

Cost for federal income tax purposes	$38,848,763

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Natural Resources Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Partner Natural Resources Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	1,154,452	1,154,452	–	–
Consumer Staples	2,763,235	2,763,235	–	–
Financials	5,703,552	5,703,552	–	–
Integrated Oil & Gas	4,075,712	4,075,712	–	–
Materials	4,305,299	4,305,299	–	–
Oil & Gas Drilling	1,782,787	1,782,787	–	–
Oil & Gas Equipment & Services	4,396,005	4,396,005	–	–
Oil & Gas Exploration & Production	5,158,841	5,158,841	–	–
Oil & Gas Refining & Marketing	1,292,544	1,292,544	–	–
Collateral Held for Securities Loaned	2,705,105	2,705,105	–	–
Total	$33,337,532	$33,337,532	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.1%)	Value
Brazil (16.6%)
98,072	Banco Bradesco SA ADR	$1,576,017
17,521	Lojas Renner SA	581,657
22,000	Multiplan Empreendimentos Imobiliarios SA	646,788
72,500	Petroleo Brasileiro SA PREF ADR	1,600,074
56,500	Souza Cruz SA	757,235
59,400	Ultrapar Participacoes SA	1,329,083
89,947	Vale SA SP PREF ADR	1,561,480

	Total	8,052,334

Chile (1.5%)
10,200	Banco Santander Chile SA ADR[a]	747,048

	Total	747,048

China (2.5%)
961,000	PetroChina Company, Ltd.	1,242,404

	Total	1,242,404

Hong Kong (11.0%)
263,000	AIA Group, Ltd.	974,528
176,000	China Mobile, Ltd.	1,951,121
153,000	Hang Lung Group, Ltd.	966,193
43,000	Hang Lung Properties, Ltd.	146,410
82,000	Swire Pacific, Ltd., Class A	1,001,121
60,000	Swire Pacific, Ltd., Class B	138,818
59,500	Swire Properties, Ltd.	183,665

	Total	5,361,856

Hungary (1.7%)
4,871	Richter Gedeon Nyrt	852,614

	Total	852,614

India (12.7%)
9,500	GlaxoSmithKline Pharmaceuticals, Ltd.	356,255
2,200	Grasim Industries, Ltd.	138,058
4,350	Grasim Industries, Ltd. GDR	273,815
21,000	Hero Motocorp, Ltd.	747,677
58,000	Hindustan Unilever, Ltd.	599,118
90,050	Housing Development Finance Corporation	1,319,139
30,000	ICICI Bank, Ltd.	601,236
5,000	ICICI Bank, Ltd. ADR	200,700
23,600	Infosys, Ltd.	1,137,474
3,900	Infosys, Ltd. ADR[a]	189,306
12,947	Ultra Tech Cement, Ltd.	482,250
2,484	Ultra Tech Cement, Ltd. GDR	92,675

	Total	6,137,703

Indonesia (2.9%)
1,864,000	PT Astra International Tbk	1,436,703

	Total	1,436,703

Luxembourg (2.4%)
28,465	Tenaris SA ADR[a]	1,160,518

	Total	1,160,518

Malaysia (2.5%)
320,000	CIMB Group Holdings Berhad	783,778
96,500	Public Bank Berhad	453,777

	Total	1,237,555

Shares	Common Stock (98.1%)	Value
Mexico (8.0%)
16,400	Fomento Economico Mexicano SAB de CV ADR	$1,508,472
6,800	Grupo Aeroportuario del Sureste SAB de CV ADR	602,480
251,128	Grupo Financiero Banorte SAB de CV ADR	1,419,353
120,300	Organizacion Soriana SAB de CV	391,506

	Total	3,921,811

Philippines (2.8%)
5,000	Ayala Corporation	50,950
1,280,400	Ayala Land, Inc.	731,594
312,897	Bank of the Philippine Islands	597,258

	Total	1,379,802

Poland (1.9%)
18,372	Bank Pekao SA	906,357

	Total	906,357

Russia (3.0%)
23,400	Lukoil ADR	1,446,336

	Total	1,446,336

South Africa (3.5%)
30,047	Massmart Holdings, Ltd.	602,490
99,800	Truworths International, Ltd.	1,128,235

	Total	1,730,725

South Korea (5.1%)
1,670	E-Mart Company, Ltd.	363,390
2,250	Samsung Electronics Company, Ltd.	1,590,371
1,570	Samsung Electronics Company, Ltd. GDR	554,712

	Total	2,508,473

Taiwan (5.3%)
168,400	Taiwan Mobile Company, Ltd.	614,110
635,499	Taiwan Semiconductor Manufacturing Company, Ltd.	1,954,969

	Total	2,569,079

Thailand (5.0%)
156,000	PTT Exploration & Production pcl	821,878
64,400	Siam Cement pcl	829,920
148,600	Siam Commercial Bank pcl	811,107

	Total	2,462,905

Turkey (5.2%)
310,833	Akbank TAS	1,228,415
16,518	BIM Birlesik Magazalar AS	689,138
151,000	Turkiye Garanti Bankasi AS	630,825

	Total	2,548,378

United Kingdom (4.5%)
8,000	BHP Billiton plc	248,086
17,139	SABMiller plc	745,553
52,950	Standard Chartered plc	1,199,794

	Total	2,193,433

	Total Common Stock (cost $40,328,856)	47,896,034

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Collateral Held for Securities Loaned (4.2%)	Value
2,029,150	Thrivent Financial Securities Lending Trust	$2,029,150

	Total Collateral Held for Securities Loaned (cost $2,029,150)	2,029,150

	Total Investments (cost $42,358,006) 102.3%	$49,925,184

	Other Assets and Liabilities, Net (2.3%)	(1,118,930)

	Total Net Assets 100.0%	$48,806,254

a	All or a portion of the security is on loan.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$9,756,734
Gross unrealized depreciation	(2,189,556)

Net unrealized appreciation (depreciation)	$7,567,178

Cost for federal income tax purposes	$42,358,006

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Partner Emerging Markets Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Basic Materials	248,086	–	248,086	–
Consumer Discretionary	4,649,168	–	4,649,168	–
Consumer Staples	4,902,006	1,508,472	3,393,534	–
Energy	7,600,293	2,760,592	4,839,701	–
Financials	15,528,144	2,523,765	13,004,379	–
Health Care	1,208,869	–	1,208,869	–
Industrials	4,205,925	695,155	3,510,770	–
Information Technology	5,426,832	189,306	5,237,526	–
Materials	1,561,480	1,561,480	–	–
Telecommunications Services	2,565,231	–	2,565,231	–
Collateral Held for Securities Loaned	2,029,150	2,029,150	–	–
Total	$49,925,184	$11,267,920	$38,657,264	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Foreign Currency Forward Contracts	1,847	–	1,847	–
Total Liability Derivatives	$1,847	$–	$1,847	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
South Africa Rand	SSB	1,329,216	10/1/2012 - 10/4/2012	$161,520	$159,705	($1,815)
Total Purchases				$161,520	$159,705	($1,815)

Sales
Hong Kong Dollar	SSB	258,667	10/3/2012	$33,357	$33,359	($2)
Malaysian Ringgit	SSB	16,000	10/1/2012	5,213	5,235	(22)
Thai Baht	SSB	133,740	10/1/2012	4,337	4,345	(8)
Total Sales				$42,907	$42,939	($32)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($1,847)

Counterparty

State Street Bank

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Real Estate Securities Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (99.5%)	Value
Diversified Real Estate Activities (0.1%)
5,019	Brookfield Asset Management, Inc.	$173,206

	Total	173,206

Diversified REITS (5.9%)
13,692	American Assets Trust, Inc.	366,809
12,380	American Realty Capital Trust, Inc.	145,217
30,557	Colonial Properties Trust	643,225
62,670	Duke Realty Corporation	921,249
27,243	Liberty Property Trust	987,286
5,270	PS Business Parks, Inc.	352,141
2,000	Select Income REIT	49,240
24,200	Spirit Realty Captial, Inc.[a]	375,100
36,850	Vornado Realty Trust	2,986,693
12,015	Washington Real Estate Investment Trust	322,242
3,050	Whitestone REIT	40,260

	Total	7,189,462

Hotels, Resorts & Cruise Lines (1.0%)
3,508	Gaylord Entertainment Company[a]	138,671
4,000	Hyatt Hotels Corporation[a]	160,600
3,500	Marriott International, Inc.	136,850
13,626	Starwood Hotels & Resorts Worldwide, Inc.	789,763

	Total	1,225,884

Industrial REITS (4.9%)
65,716	DCT Industrial Trust, Inc.	425,183
8,624	EastGroup Properties, Inc.	458,797
18,746	First Industrial Realty Trust, Inc.[a]	246,322
11,126	First Potomac Realty Trust	143,303
125,773	Prologis, Inc.	4,405,828
17,650	STAG Industrial, Inc.	286,989

	Total	5,966,422

Mortgage REITS (1.0%)
65,000	ARMOUR Residential REIT, Inc.	497,900
6,100	Colony Financial, Inc.	118,828
44,250	CYS Investments, Inc.	623,483

	Total	1,240,211

Office REITS (15.0%)
16,462	Alexandria Real Estate Equities, Inc.	1,210,286
30,662	BioMed Realty Trust, Inc.	573,993
48,924	Boston Properties, Inc.	5,411,484
44,380	Brandywine Realty Trust	540,992
9,455	CommonWealth REIT	137,665
5,646	Coresite Realty Corporation	152,103
9,807	Corporate Office Properties Trust	235,074
33,668	Digital Realty Trust, Inc.	2,351,710
44,757	Douglas Emmett, Inc.	1,032,544
28,043	DuPont Fabros Technology, Inc.	708,086
2,879	Government Properties Income Trust	67,369
19,612	Highwoods Properties, Inc.	639,743
17,949	Hudson Pacific Properties, Inc.	332,057
26,313	Kilroy Realty Corporation	1,178,296
17,555	Lexington Realty Trust	169,581
20,405	Mack-Cali Realty Corporation	542,773
16,963	Piedmont Office Realty Trust, Inc.	294,138

Shares	Common Stock (99.5%)	Value
Office REITS (15.0%) - continued
35,277	SL Green Realty Corporation	$2,824,629

	Total	18,402,523

Real Estate Operating Companies (0.7%)
28,857	Brookfield Office Properties, Inc.	477,872
20,743	Forest City Enterprises, Inc.[a]	328,777

	Total	806,649

Residential REITS (18.0%)
22,003	American Campus Communities, Inc.	965,492
64,384	Apartment Investment & Management Company	1,673,340
14,159	Associated Estates Realty Corporation	214,650
29,749	AvalonBay Communities, Inc.	4,045,566
23,257	BRE Properties, Inc.	1,090,521
30,851	Camden Property Trust	1,989,581
16,676	Campus Crest Communities, Inc.	180,101
37,464	Education Realty Trust, Inc.	408,358
14,539	Equity Lifestyle Properties, Inc.	990,397
89,140	Equity Residential	5,128,224
11,199	Essex Property Trust, Inc.	1,660,140
9,887	Home Properties, Inc.	605,776
9,334	Mid-America Apartment Communities, Inc.	609,603
15,335	Post Properties, Inc.	735,467
7,417	Sun Communities, Inc.	327,238
58,094	UDR, Inc.	1,441,893

	Total	22,066,347

Retail REITS (25.7%)
13,863	Acadia Realty Trust	344,080
44,739	CBL & Associates Properties, Inc.	954,730
119,556	DDR Corporation	1,836,380
18,517	Equity One, Inc.	389,968
7,032	Excel Trust, Inc.	80,305
17,195	Federal Realty Investment Trust	1,810,634
112,605	General Growth Properties, Inc.	2,193,545
55,924	Glimcher Realty Trust	591,117
13,832	Inland Real Estate Corporation	114,114
92,287	Kimco Realty Corporation	1,870,658
19,197	Kite Realty Group Trust	97,905
40,166	Macerich Company	2,298,700
21,186	National Retail Properties, Inc.	646,173
5,526	Pennsylvania Real Estate Investment Trust	87,642
20,348	Ramco-Gershenson Properties Trust	254,960
23,692	Regency Centers Corporation	1,154,511
9,222	Retail Opportunity Investments Corporation	118,687
27,900	Retail Properties of America, Inc.	315,828
4,073	Rouse Properties, Inc.	58,448
2,138	Saul Centers, Inc.	94,927
89,061	Simon Property Group, Inc.	13,520,350
27,863	Tanger Factory Outlet Centers, Inc.	900,811
15,441	Taubman Centers, Inc.	1,184,788
23,142	Weingarten Realty Investors	650,522

	Total	31,569,783

Specialized REITS (27.2%)
17,100	American Tower Corporation	1,220,769

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Real Estate Securities Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (99.5%)	Value
Specialized REITS (27.2%) - continued
26,278	Ashford Hospitality Trust, Inc.	$220,735
6,227	Chatham Lodging Trust	86,431
27,383	Chesapeake Lodging Trust	544,100
48,072	CubeSmart	618,687
75,495	DiamondRock Hospitality Company	727,017
13,683	Entertainment Properties Trust	607,936
32,320	Extra Space Storage, Inc.	1,074,640
20,843	FelCor Lodging Trust, Inc.[a]	98,796
93,044	HCP, Inc.	4,138,597
73,994	Health Care REIT, Inc.	4,273,153
22,762	Healthcare Realty Trust, Inc.	524,664
55,647	Hersha Hospitality Trust	272,670
15,749	Hospitality Properties Trust	374,511
212,440	Host Hotels & Resorts, Inc.	3,409,662
24,640	LaSalle Hotel Properties	657,642
9,472	LTC Properties, Inc.	301,683
23,864	Medical Properties Trust, Inc.	249,379
19,461	Omega Healthcare Investors, Inc.	442,348
17,008	Pebblebrook Hotel Trust	397,817
5,465	Plum Creek Timber Company, Inc.	239,586
34,483	Public Storage, Inc.	4,798,999
10,494	Rayonier, Inc. REIT	514,311
23,180	RLJ Lodging Trust	438,334
5,792	Sabra Healthcare REIT, Inc.	115,898
21,216	Senior Housing Property Trust	462,084
4,099	Sovran Self Storage, Inc.	237,127
69,274	Strategic Hotel Capital, Inc.[a]	416,337
18,457	Summit Hotel Properties, Inc.	157,623
43,274	Sunstone Hotel Investors, Inc.[a]	476,014
84,620	Ventas, Inc.	5,267,595

	Total	33,365,145

	Total Common Stock (cost $132,353,444)	122,005,632

	Total Investments (cost $132,353,444) 99.5%	$122,005,632

	Other Assets and Liabilities, Net 0.5%	615,696

	Total Net Assets 100.0%	$122,621,328

a	Non-income producing security.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$15,608,029
Gross unrealized depreciation	(25,955,841)

Net unrealized appreciation (depreciation)	$(10,347,812)

Cost for federal income tax purposes	$132,353,444

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Real Estate Securities Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified Real Estate Activities	173,206	173,206	–	–
Diversified REITS	7,189,462	7,189,462	–	–
Hotels, Resorts & Cruise Lines	1,225,884	1,225,884	–	–
Industrial REITS	5,966,422	5,966,422	–	–
Mortgage REITS	1,240,211	1,240,211	–	–
Office REITS	18,402,523	18,402,523	–	–
Real Estate Operating Companies	806,649	806,649	–	–
Residential REITS	22,066,347	22,066,347	–	–
Retail REITS	31,569,783	31,569,783	–	–
Specialized REITS	33,365,145	33,365,145	–	–
Total	$122,005,632	$122,005,632	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.1%)	Value
Consumer Discretionary (17.7%)
138,051	Aeropostale, Inc.[a]	$1,867,830
19,570	Ann, Inc.[a]	738,376
15,350	Arctic Cat, Inc.[a]	636,411
42,800	BJ’s Restaurants, Inc.[a]	1,940,980
65,852	Bravo Brio Restaurant Group, Inc.[a]	958,147
86,690	Brunswick Corporation	1,961,795
7,420	Buffalo Wild Wings, Inc.[a]	636,191
11,590	Children’s Place Retail Stores, Inc.[a]	695,400
17,290	Cracker Barrel Old Country Store, Inc.	1,160,332
100,040	Crocs, Inc.[a]	1,621,648
25,980	DSW, Inc.	1,733,386
33,100	Five Below, Inc.[a,b]	1,293,548
36,952	Gaylord Entertainment Company[a]	1,460,712
30,380	Hibbett Sports, Inc.[a]	1,806,091
74,780	HomeAway, Inc.[a,b]	1,753,591
56,530	Imax Corporation[a,b]	1,125,512
66,830	Meritage Homes Corporation[a]	2,541,545
12,270	Oxford Industries, Inc.	692,641
11,960	Red Robin Gourmet Burgers, Inc.[a]	389,418
11,420	Rue21, Inc.[a]	355,733
53,110	Scientific Games Corporation[a]	439,220
26,110	Select Comfort Corporation[a]	823,770
169,880	Shuffle Master, Inc.[a]	2,685,803
68,840	Shutterfly, Inc.[a]	2,142,301
92,980	Sonic Automotive, Inc.	1,764,760
55,460	Sotheby’s Holdings, Inc.	1,746,990
34,150	Stamps.com, Inc.[a]	790,231
43,620	Steven Madden, Ltd.[a]	1,907,066
65,020	Tenneco, Inc.[a]	1,820,560
95,980	Texas Roadhouse, Inc.	1,641,258
32,490	True Religion Apparel, Inc.	693,012
8,070	Ulta Salon Cosmetics & Fragrance, Inc.	777,181
52,380	Vitamin Shoppe, Inc.[a]	3,054,802

	Total	45,656,241

Consumer Staples (4.0%)
71,580	B&G Foods, Inc.	2,169,590
2,210	Boston Beer Company, Inc.[a]	247,454
24,000	Hain Celestial Group, Inc.[a]	1,512,000
60,040	Susser Holdings Corporation[a]	2,171,647
10,550	TreeHouse Foods, Inc.[a]	553,875
61,030	United Natural Foods, Inc.[a]	3,567,203

	Total	10,221,769

Energy (5.5%)
11,880	Bonanza Creek Energy, Inc.[a]	279,893
64,600	Carrizo Oil & Gas, Inc.[a]	1,615,646
91,720	Comstock Resources, Inc.[a]	1,685,814
32,720	Dril-Quip, Inc.[a]	2,351,914
48,720	Energy XXI, Ltd.[b]	1,702,764
58,570	Gulfport Energy Corporation[a]	1,830,898
17,138	Halcon Resources Corporation[a]	125,621
196,010	Kodiak Oil & Gas Corporation[a]	1,834,654
7,160	Lufkin Industries, Inc.	385,351
51,310	Rex Energy Corporation[a]	684,988
67,830	Stone Energy Corporation[a]	1,703,890

	Total	14,201,433

Financials (7.6%)
65,650	Alterra Capital Holdings, Ltd.	1,571,661

Shares	Common Stock (98.1%)	Value
Financials (7.6%) - continued
52,966	Bank of the Ozarks, Inc.	$1,825,738
88,590	Colonial Properties Trust	1,864,819
241,370	Education Realty Trust, Inc.	2,630,933
91,760	Equity One, Inc.	1,932,466
53,160	Highwoods Properties, Inc.	1,734,079
53,580	MarketAxess Holdings, Inc.	1,693,128
15,580	ProAssurance Corporation	1,409,055
12,680	Sovran Self Storage, Inc.	733,538
12,550	Sun Communities, Inc.	553,706
43,680	Texas Capital Bancshares, Inc.[a]	2,171,333
22,340	Umpqua Holdings Corporation	287,963
2,310	Walter Investment Management Corporation[a]	85,493
27,190	Zillow, Inc.[a]	1,146,874

	Total	19,640,786

Health Care (18.1%)
4,900	ABIOMED, Inc.[a]	102,851
78,330	Acadia Healthcare Company, Inc.[a]	1,868,171
23,500	Air Methods Corporation[a]	2,805,195
194,114	Akorn, Inc.[a]	2,566,187
60,720	Align Technology, Inc.[a]	2,244,818
10,250	Analogic Corporation	801,242
46,060	ARIAD Pharmaceuticals, Inc.[a]	1,115,804
35,220	ArthroCare Corporation[a]	1,141,128
81,360	Bruker Corporation[a]	1,065,002
18,774	Catamaran Corporation[a]	1,839,289
31,460	Cepheid, Inc.[a]	1,085,685
9,430	Computer Programs and Systems, Inc.	523,837
49,660	Cubist Pharmaceuticals, Inc.[a]	2,367,789
15,710	Cyberonics, Inc.[a]	823,518
81,520	Endologix, Inc.[a]	1,126,606
186,870	Health Management Associates, Inc.[a]	1,567,839
84,690	Incyte Corporation[a,b]	1,528,654
51,060	Integra LifeSciences Holdings Corporation[a]	2,098,566
17,610	IPC The Hospitalist Company, Inc.[a]	804,777
26,480	Molina Healthcare, Inc.[a]	665,972
20,690	Onyx Pharmaceuticals, Inc.[a]	1,748,305
10,820	Orthofix International NVa	484,195
65,210	PAREXEL International Corporation[a]	2,005,860
27,670	Pharmacyclics, Inc.[a,b]	1,784,715
85,000	PSS World Medical, Inc.[a]	1,936,300
6,860	QLT, Inc.[a]	53,439
29,210	Salix Pharmaceuticals, Ltd.[a]	1,236,751
33,900	Sirona Dental Systems, Inc.[a]	1,930,944
31,480	Spectrum Pharmaceuticals, Inc.[a]	368,316
19,910	Synageva BioPharma Corporation[a]	1,063,791
50,620	Team Health Holdings, Inc.[a]	1,373,321
29,233	Teleflex, Inc.	2,012,400
24,470	Wellcare Health Plans, Inc.[a]	1,383,779
23,510	West Pharmaceutical Services, Inc.	1,247,676

	Total	46,772,722

Industrials (16.1%)
31,190	Alaska Air Group, Inc.[a]	1,093,521
151,170	Avis Budget Group, Inc.[a]	2,324,995
39,880	Beacon Roofing Supply, Inc.[a]	1,136,580

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.1%)	Value
Industrials (16.1%) - continued
59,050	Belden, Inc.	$2,177,764
39,200	Chart Industries, Inc.[a]	2,894,920
41,190	Clean Harbors, Inc.[a]	2,012,132
56,300	Colfax Corporation[a]	2,064,521
30,580	Copa Holdings SA	2,485,237
16,790	EnPro Industries, Inc.[a]	604,608
10,610	ESCO Technologies, Inc.	412,198
34,620	Genesee & Wyoming, Inc.[a]	2,314,693
56,850	Healthcare Services Group, Inc.	1,300,159
91,390	Hexcel Corporation[a]	2,195,188
18,350	Hub Group, Inc.[a]	544,628
35,000	Huron Consulting Group, Inc.[a]	1,218,700
12,510	Kforce, Inc.[a]	147,493
10,160	Middleby Corporation[a]	1,174,902
70,710	Old Dominion Freight Line, Inc.[a]	2,132,614
25,090	On Assignment, Inc.[a]	499,793
4,530	RBC Bearings, Inc.[a]	217,893
50,820	Thermon Group Holdings, Inc.[a]	1,269,992
101,870	Titan International, Inc.[b]	1,799,024
18,810	Triumph Group, Inc.	1,176,189
125,740	TrueBlue, Inc.[a]	1,976,633
149,710	US Airways Group, Inc.[a,b]	1,565,967
57,930	USG Corporation[a,b]	1,271,563
28,550	WESCO International, Inc.[a]	1,633,060
58,576	Woodward, Inc.	1,990,412

	Total	41,635,379

Information Technology (23.7%)
63,770	Allot Communications, Ltd.[a]	1,691,180
9,040	ANSYS, Inc.[a]	663,536
32,730	Aspen Technology, Inc.[a]	846,070
14,290	Bottomline Technologies, Inc.[a]	352,820
56,910	Broadsoft, Inc.[a,b]	2,334,448
91,050	Cardtronics, Inc.[a]	2,711,469
73,950	Cavium, Inc.[a,b]	2,464,754
113,410	Ciena Corporation[a]	1,542,376
68,000	Cirrus Logic, Inc.[a]	2,610,520
50,400	Cognex Corporation	1,742,832
8,400	Coherent, Inc.[a]	385,224
37,880	CommVault Systems, Inc.[a]	2,223,556
43,830	Cornerstone OnDemand, Inc.[a,b]	1,343,828
29,010	Electronics for Imaging, Inc.[a]	481,856
11,710	Ellie Mae, Inc.[a]	318,863
117,230	Fairchild Semiconductor International, Inc.[a]	1,538,058
111,680	Finisar Corporation[a,b]	1,597,024
48,330	Fusion-io, Inc.[a,b]	1,462,949
33,540	GSI Group, Inc.[a]	298,841
51,770	Guidewire Software, Inc.[a]	1,607,459
69,516	Heartland Payment Systems, Inc.	2,202,267
14,450	Imperva, Inc.[a]	534,506
2,780	Infoblox, Inc.[a]	64,635
26,060	IPG Photonics Corporation[a,b]	1,493,238
26,890	Manhattan Associates, Inc.[a]	1,539,990
40,702	MAXIMUS, Inc.	2,430,723
73,470	Monolithic Power Systems, Inc.[a]	1,451,033
7,830	NETGEAR, Inc.[a]	298,636
55,260	NetScout Systems, Inc.[a]	1,409,683
39,190	OSI Systems, Inc.[a]	3,050,550
55,970	Plexus Corporation[a]	1,695,331
56,500	Power Integrations, Inc.	1,719,295
13,070	Procera Networks, Inc.[a]	307,145
80,780	QLIK Technologies, Inc.[a]	1,810,280
41,600	Radware, Inc.[a]	1,498,432

Shares	Common Stock (98.1%)	Value
Information Technology (23.7%) - continued
77,730	Semtech Corporation[a]	$1,954,909
39,300	Sourcefire, Inc.[a]	1,926,879
16,880	Stratasys, Inc.[a,b]	918,272
16,820	Synchronoss Technologies, Inc.[a]	385,178
105,480	Teradyne, Inc.[a]	1,499,926
13,190	Tyler Technologies, Inc.[a]	580,624
18,530	Ultimate Software Group, Inc.[a]	1,891,913
69,890	Ultratech, Inc.[a]	2,193,148

	Total	61,074,256

Materials (4.6%)
273,040	Boise, Inc.	2,391,830
34,480	Carpenter Technology Corporation	1,803,993
101,580	Chemtura Corporation[a]	1,749,208
87,210	Commercial Metals Company	1,151,172
21,320	KapStone Paper and Packaging Corporation[a]	477,355
148,580	Louisiana-Pacific Corporation[a]	1,857,250
17,300	LSB Industries, Inc.[a]	758,951
41,390	Methanex Corporation	1,181,271
11,850	Rentech Nitrogen Partners, LP	459,306

	Total	11,830,336

Telecommunications Services (0.7%)
35,070	8x8, Inc.[a]	230,059
72,530	Cogent Communications Group, Inc.	1,667,465

	Total	1,897,524

Utilities (0.1%)
7,472	Artesian Resources Corporation	173,574

	Total	173,574

	Total Common Stock (cost $222,122,805)	253,104,020

Shares	Collateral Held for Securities Loaned (9.4%)	Value
24,224,802	Thrivent Financial Securities Lending Trust	24,224,802

	Total Collateral Held for Securities Loaned (cost $24,224,802)	24,224,802

	Total Investments (cost $246,347,607) 107.5%	$277,328,822

	Other Assets and Liabilities, Net (7.5%)	(19,278,686)

	Total Net Assets 100.0%	$258,050,136

a	Non-income producing security.
b	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Partner Small Cap Growth Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$36,573,642
Gross unrealized depreciation	(5,592,427)

Net unrealized appreciation (depreciation)	$30,981,215

Cost for federal income tax purposes	$246,347,607

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	45,656,241	45,656,241	–	–
Consumer Staples	10,221,769	10,221,769	–	–
Energy	14,201,433	14,201,433	–	–
Financials	19,640,786	19,640,786	–	–
Health Care	46,772,722	46,772,722	–	–
Industrials	41,635,379	41,635,379	–	–
Information Technology	61,074,256	61,074,256	–	–
Materials	11,830,336	11,830,336	–	–
Telecommunications Services	1,897,524	1,897,524	–	–
Utilities	173,574	173,574	–	–
Collateral Held for Securities Loaned	24,224,802	24,224,802	–	–
Total	$277,328,822	$277,328,822	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$20,479,131	$103,069,519	$99,323,848	24,224,802	$24,224,802	$138,737
Total Value and Income Earned	20,479,131				24,224,802	138,737

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Partner Small Cap Value Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (97.1%)	Value
Consumer Discretionary (14.6%)
212,000	Aaron’s, Inc.	$5,895,720
35,500	Ascent Capital Group, Inc., LLC[a]	1,917,355
56,000	CSS Industries, Inc.	1,150,800
116,000	Dorman Products, Inc.[a]	3,655,160
104,000	Drew Industries, Inc.[a]	3,141,840
63,500	Ethan Allen Interiors, Inc.[b]	1,391,920
137,000	Fifth & Pacific Companies, Inc.[a]	1,750,860
92,500	Fred’s, Inc.	1,316,275
100,000	Haverty Furniture Companies, Inc.	1,388,000
44,000	Hooker Furniture Corporation	571,560
68,000	M/I Homes, Inc.[a]	1,315,120
103,000	MarineMax, Inc.[a]	853,870
58,900	Matthews International Corporation	1,756,398
79,000	Men’s Wearhouse, Inc.	2,719,970
106,600	Meritage Homes Corporation[a]	4,053,998
89,000	Modine Manufacturing Company[a]	656,820
220,000	Orient-Express Hotels, Ltd.[a]	1,958,000
154,500	Shiloh Industries, Inc.	1,733,490
62,100	Stanley Furniture Company, Inc.[a]	302,427
172,000	Stein Mart, Inc.[a]	1,463,720
28,200	Steven Madden, Ltd.[a]	1,232,904

	Total	40,226,207

Consumer Staples (0.5%)
265,000	Alliance One International, Inc.[a]	855,950
32,100	Nash Finch Company	655,482

	Total	1,511,432

Energy (4.3%)
35,600	C&J Energy Services, Inc.[a,b]	708,440
8,300	Carbo Ceramics, Inc.	522,236
100,000	Cloud Peak Energy, Inc.[a]	1,810,000
93,000	Gulf Island Fabrication, Inc.	2,591,910
228,200	Hercules Offshore, Inc.[a]	1,113,616
48,000	Overseas Shipholding Group, Inc.[b]	316,800
42,500	PDC Energy, Inc.[a]	1,344,275
74,500	Swift Energy Company[a]	1,555,560
255,000	Teekay Tankers, Ltd.[b]	953,700
129,500	Tetra Technologies, Inc.[a]	783,475

	Total	11,700,012

Financials (24.6%)
81,500	Alterra Capital Holdings, Ltd.	1,951,110
204,000	Ares Capital Corporation	3,496,560
35,000	Assured Guaranty, Ltd.	476,700
192,000	CBL & Associates Properties, Inc.	4,097,280
329,900	Cedar Realty Trust, Inc.	1,741,872
412,000	CoBiz Financial, Inc.	2,884,000
74,000	Columbia Banking System, Inc.	1,371,960
55,000	Compass Diversified Trust	812,900
139,000	Cousins Properties, Inc.	1,103,660
119,000	East West Bancorp, Inc.	2,513,280
48,500	Employers Holdings, Inc.	889,005
86,100	First Potomac Realty Trust	1,108,968
94,000	Glacier Bancorp, Inc.	1,464,520
96,500	Golub Capital BDC, Inc.[b]	1,534,350
65,300	Hatteras Financial Corporation	1,840,807
199,000	Hercules Technology Growth Capital, Inc.	2,190,990
91,500	Home Bancshares, Inc.	3,119,235

Shares	Common Stock (97.1%)	Value
Financials (24.6%) - continued
35,000	iShares Russell 2000 Value Index Fund	$2,587,900
61,000	JMP Group, Inc.	334,890
57,600	Kilroy Realty Corporation	2,579,328
340,000	Kite Realty Group Trust	1,734,000
88,000	LaSalle Hotel Properties	2,348,720
2,700	Markel Corporation[a]	1,237,923
110,000	Meadowbrook Insurance Group, Inc.	845,900
79,900	National Interstate Corporation	2,061,420
17,000	Potlatch Corporation	635,290
70,000	ProAssurance Corporation	6,330,800
110,000	Radian Group, Inc.[b]	477,400
191,000	Redwood Trust, Inc.	2,761,860
137,000	Safeguard Scientifics, Inc.[a]	2,149,530
119,700	Sandy Spring Bancorp, Inc.	2,304,225
19,000	Stifel Financial Corporation[a]	638,400
55,200	SVB Financial Group[a]	3,337,392
66,600	Wintrust Financial Corporation	2,502,162

	Total	67,464,337

Health Care (4.2%)
7,200	Atrion Corporation	1,594,800
880,000	Lexicon Pharmaceuticals, Inc.[a,b]	2,041,600
34,500	National Healthcare Corporation[b]	1,647,030
95,000	Triple-S Management Corporation[a]	1,985,500
70,000	Vanguard Health Systems, Inc.[a]	865,900
63,000	West Pharmaceutical Services, Inc.	3,343,410

	Total	11,478,240

Industrials (24.8%)
63,000	A.O. Smith Corporation	3,625,020
100,000	Aegion Corporation[a]	1,916,000
90,500	Alaska Air Group, Inc.[a]	3,172,930
41,000	Applied Industrial Technologies, Inc.	1,698,630
35,200	Astec Industries, Inc.[a]	1,112,672
148,000	Beacon Roofing Supply, Inc.[a]	4,218,000
60,000	Belden, Inc.	2,212,800
27,700	Cascade Corporation	1,516,298
38,000	Circor International, Inc.	1,434,500
95,000	Comfort Systems USA, Inc.	1,038,350
80,000	Dolan Company[a]	430,400
24,700	Franklin Electric Company, Inc.	1,494,103
23,500	FTI Consulting, Inc.[a]	626,980
66,000	G & K Services, Inc.	2,066,460
84,400	Genesee & Wyoming, Inc.[a]	5,642,984
114,000	Gibraltar Industries, Inc.[a]	1,461,480
111,000	Greenbrier Companies, Inc.[a]	1,791,540
44,000	Hub Group, Inc.[a]	1,305,920
54,300	IDEX Corporation	2,268,111
51,000	Kaman Corporation	1,828,860
99,600	Kforce, Inc.[a]	1,174,284
79,000	Kirby Corporation[a]	4,367,120
140,000	Kratos Defense & Security Solutions, Inc.[a,b]	817,600
120,000	McGrath Rentcorp	3,130,800
42,500	Mine Safety Appliances Company	1,583,975
125,000	Navigant Consulting, Inc.[a]	1,381,250
48,100	Nordson Corporation	2,819,622
15,000	RBC Bearings, Inc.[a]	721,500
35,700	Robbins & Myers, Inc.	2,127,720

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Partner Small Cap Value Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (97.1%)	Value
Industrials (24.8%) - continued
26,100	Sterling Construction Company, Inc.[a]	$260,478
46,300	Sun Hydraulics Corporation[b]	1,230,191
30,700	Universal Forest Products, Inc.	1,275,278
85,000	Universal Truckload Services, Inc.	1,357,450
94,000	Vitran Corporation, Inc.[a]	559,300
65,300	Waste Connections, Inc.	1,975,325
69,000	Woodward, Inc.	2,344,620

	Total	67,988,551

Information Technology (8.9%)
76,000	Accelrys, Inc.[a]	658,160
141,000	Advanced Energy Industries, Inc.[a]	1,737,120
39,300	ATMI, Inc.[a]	729,801
145,000	Brooks Automation, Inc.	1,164,350
30,900	Cabot Microelectronics Corporation	1,085,826
30,300	Cognex Corporation	1,047,774
64,000	Cohu, Inc.	600,960
128,500	Electro Rent Corporation	2,273,165
73,500	Electro Scientific Industries, Inc.	898,170
168,000	Intevac, Inc.[a]	1,026,480
17,800	Littelfuse, Inc.	1,006,412
95,000	Methode Electronics, Inc.	922,450
69,600	Monotype Imaging Holdings, Inc.	1,085,064
40,500	Newport Corporation[a]	447,930
112,000	Progress Software Corporation[a]	2,395,680
51,700	RealNetworks, Inc.[a]	430,144
170,000	ShoreTel, Inc.[a]	695,300
316,000	Sonus Networks, Inc.[a]	594,080
69,000	Synnex Corporation[a]	2,248,020
81,000	Teradyne, Inc.[a]	1,151,820
66,200	Xyratex, Ltd.	609,040
84,000	Zygo Corporation[a]	1,536,360

	Total	24,344,106

Materials (9.6%)
42,500	AMCOL International Corporation	1,439,900
74,000	AptarGroup, Inc.	3,826,540
28,000	Carpenter Technology Corporation	1,464,960
82,800	Clearwater Paper Corporation[a]	3,420,468
60,100	Franco-Nevada Corporation	3,542,666
22,800	Haynes International, Inc.	1,189,020
95,000	Innospec, Inc.[a]	3,222,400
25,200	Minerals Technologies, Inc.	1,787,436
127,500	Myers Industries, Inc.	1,991,550
325,000	North American Palladium, Ltd.[a,b]	617,500
35,000	Schnitzer Steel Industries, Inc.	985,250
18,900	Texas Industries, Inc.[a,b]	768,285
220,000	Wausau Paper Corporation	2,037,200

	Total	26,293,175

Telecommunications Services (0.3%)
103,000	Premiere Global Services, Inc.[a]	963,050

	Total	963,050

Utilities (5.3%)
32,000	Black Hills Corporation	1,138,240
103,600	Cleco Corporation	4,349,128
70,000	El Paso Electric Company	2,397,500
57,000	NorthWestern Corporation	2,065,110
55,000	PNM Resources, Inc.	1,156,650

Shares	Common Stock (97.1%)	Value
Utilities (5.3%) - continued
68,500	Southwest Gas Corporation	$3,027,700
18,300	Vectren Corporation	523,380

	Total	14,657,708

	Total Common Stock (cost $210,478,134)	266,626,818

Shares	Preferred Stock (0.7%)	Value
Financials (0.4%)
820	East West Bancorp, Inc.[c]	1,213,600

	Total	1,213,600

Health Care (0.3%)
51,400	National Healthcare Corporation, Convertible[c]	767,916

	Total	767,916

	Total Preferred Stock (cost $1,505,546)	1,981,516

Shares	Collateral Held for Securities Loaned (2.7%)	Value
7,262,209	Thrivent Financial Securities Lending Trust	7,262,209

	Total Collateral Held for Securities Loaned (cost $7,262,209)	7,262,209

	Total Investments (cost $219,245,889) 100.5%	$275,870,543

	Other Assets and Liabilities, Net (0.5%)	(1,296,947)

	Total Net Assets 100.0%	$274,573,596

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$74,867,756
Gross unrealized depreciation	(18,243,102)

Net unrealized appreciation (depreciation)	$56,624,654

Cost for federal income tax purposes	$219,245,889

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Partner Small Cap Value Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	40,226,207	40,226,207	–	–
Consumer Staples	1,511,432	1,511,432	–	–
Energy	11,700,012	11,700,012	–	–
Financials	67,464,337	67,464,337	–	–
Health Care	11,478,240	11,478,240	–	–
Industrials	67,988,551	67,988,551	–	–
Information Technology	24,344,106	24,344,106	–	–
Materials	26,293,175	22,750,509	3,542,666	–
Telecommunications Services	963,050	963,050	–	–
Utilities	14,657,708	14,657,708	–	–
Preferred Stock
Financials	1,213,600	–	1,213,600	–
Health Care	767,916	767,916	–	–
Collateral Held for Securities Loaned	7,262,209	7,262,209	–	–
Total	$275,870,543	$271,114,277	$4,756,266	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$15,559,565	$40,942,336	$49,239,692	7,262,209	$7,262,209	$127,589
Total Value and Income Earned	15,559,565				7,262,209	127,589

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Small Cap Stock Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (82.7%)	Value
Consumer Discretionary (12.6%)
85,700	BJ’s Restaurants, Inc.[a]	$3,886,495
90,000	Children’s Place Retail Stores, Inc.[a]	5,400,000
194,131	Foot Locker, Inc.	6,891,651
70,500	GNC Holdings, Inc.	2,747,385
94,012	Life Time Fitness, Inc.[a]	4,300,109
128,000	Meredith Corporation[b]	4,480,000
49,713	Penn National Gaming, Inc.[a]	2,142,630
236,862	Pier 1 Imports, Inc.	4,438,794

	Total	34,287,064

Consumer Staples (3.5%)
60,564	Annie’s, Inc.[a,b]	2,715,690
125,537	Ingredion, Inc.	6,924,621

	Total	9,640,311

Energy (4.2%)
462,812	Petroleum Geo-Services ASA	7,698,756
173,843	Swift Energy Company[a]	3,629,842

	Total	11,328,598

Financials (20.7%)
39,096	Affiliated Managers Group, Inc.[a]	4,808,808
42,300	Allied World Assurance Company Holdings AG	3,267,675
66,400	American Campus Communities, Inc.	2,913,632
107,100	Apartment Investment & Management Company	2,783,529
97,900	Aspen Insurance Holdings, Ltd.	2,984,971
129,600	Douglas Emmett, Inc.	2,989,872
42,400	Equity Lifestyle Properties, Inc.	2,888,288
86,700	HCC Insurance Holdings, Inc.	2,938,263
44,800	Home Properties, Inc.	2,744,896
43,500	iShares Russell 2000 Index Fund	3,630,510
225,236	Ocwen Financial Corporation[a]	6,173,719
243,282	Popular, Inc.[a]	4,240,405
29,800	ProAssurance Corporation	2,695,112
69,800	Tanger Factory Outlet Centers, Inc.	2,256,634
35,220	Taubman Centers, Inc.	2,702,431
118,659	Tower Group, Inc.	2,300,798
185,303	Zions Bancorporation	3,827,433

	Total	56,146,976

Health Care (5.6%)
109,500	Align Technology, Inc.[a]	4,048,215
151,100	Endo Pharmaceutical Holdings, Inc.[a]	4,792,892
21,239	HeartWare International, Inc.[a,b]	2,006,873
57,911	United Therapeutics Corporation[a]	3,236,067
56,700	VIVUS, Inc.[a,b]	1,010,394

	Total	15,094,441

Industrials (14.7%)
241,200	Actuant Corporation	6,903,144
227,768	Deluxe Corporation	6,960,590
277,704	EMCOR Group, Inc.	7,925,672
155,200	GATX Corporation	6,586,688
110,900	Landstar System, Inc.	5,243,352
273,499	Manitowoc Company, Inc.	3,648,477
80,400	Woodward, Inc.	2,731,992

	Total	39,999,915

Shares	Common Stock (82.7%)	Value
Information Technology (12.7%)
194,300	Aruba Networks, Inc.[a,b]	$4,368,835
377,600	Atmel Corporation[a]	1,986,176
129,600	Cavium, Inc.[a,b]	4,319,568
66,500	Informatica Corporation[a]	2,314,865
174,845	Plantronics, Inc.	6,177,274
436,720	Teradyne, Inc.[a]	6,210,158
145,472	TIBCO Software, Inc.[a]	4,397,619
100,000	VeriFone Systems, Inc.[a]	2,785,000
206,200	Vishay Intertechnology, Inc.[a]	2,026,946

	Total	34,586,441

Materials (4.4%)
274,400	AK Steel Holding Corporation	1,317,120
64,000	Buckeye Technologies, Inc.	2,051,840
41,400	Eagle Materials, Inc.	1,915,164
84,800	H.B. Fuller Company	2,601,664
74,700	Materials Select Sector SPDR Fund	2,746,719
90,000	SunCoke Energy, Inc.[a]	1,450,800

	Total	12,083,307

Utilities (4.3%)
253,100	PNM Resources, Inc.	5,322,693
142,687	Southwest Gas Corporation	6,306,765

	Total	11,629,458

	Total Common Stock (cost $207,662,717)	224,796,511

Shares	Collateral Held for Securities Loaned (7.1%)	Value
19,440,614	Thrivent Financial Securities Lending Trust	19,440,614

	Total Collateral Held for Securities Loaned (cost $19,440,614)	19,440,614

Shares or Principal Amount	Short-Term Investments (17.1%)	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.095%, 10/17/2012[c]	4,999,763
7,000,000	0.065%, 10/24/2012[c]	6,999,684
5,000,000	0.130%, 10/26/2012[c,d]	4,999,512
	Federal Home Loan Mortgage Corporation Discount Notes
1,400,000	0.160%, 12/17/2012[c,d]	1,399,508
	Federal National Mortgage Association Discount Notes
10,000,000	0.100%, 10/24/2012[c]	9,999,306
1,278,885	Thrivent Financial Securities Lending Trust	1,278,885
	U.S. Treasury Bills
15,000,000	0.085%, 10/11/2012[c]	14,999,575
1,800,000	0.125%, 1/17/2013[c,d]	1,799,313

	Total Short-Term Investments (at amortized cost)	46,475,546

	Total Investments (cost $273,578,877) 106.9%	$290,712,671

	Other Assets and Liabilities, Net (6.9%)	(18,819,061)

	Total Net Assets 100.0%	$271,893,610

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Small Cap Stock Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At September 28, 2012, $3,298,811 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for     federal income tax purposes, were as follows:

Gross unrealized appreciation	$29,451,129
Gross unrealized depreciation	(12,317,335)

Net unrealized appreciation (depreciation)	$17,133,794

Cost for federal income tax purposes	$273,578,877

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	34,287,064	34,287,064	–	–
Consumer Staples	9,640,311	9,640,311	–	–
Energy	11,328,598	3,629,842	7,698,756	–
Financials	56,146,976	56,146,976	–	–
Health Care	15,094,441	15,094,441	–	–
Industrials	39,999,915	39,999,915	–	–
Information Technology	34,586,441	34,586,441	–	–
Materials	12,083,307	12,083,307	–	–
Utilities	11,629,458	11,629,458	–	–
Collateral Held for Securities Loaned	19,440,614	19,440,614	–	–
Short-Term Investments	46,475,546	1,278,885	45,196,661	–

Total	$290,712,671	$237,817,254	$52,895,417	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives Futures Contracts	1,205,226	1,205,226	–	–

Total Liability Derivatives	$1,205,226	$1,205,226	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	446	December 2012	$38,419,466	$37,214,240	($1,205,226)
Total Futures Contracts					($1,205,226)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Small Cap Stock Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust- Collateral Investment	$2,316,500	$107,667,724	$90,543,610	19,440,614	$19,440,614	$298,927
Securities Lending Trust - Short Term Investment	–	1,278,885	–	1,278,885	1,278,885	11
Total Value and Income Earned	2,316,500				20,719,499	298,938

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Small Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (15.7%)
12,800	American Greetings Corporation[a]	$215,040
6,800	American Public Education, Inc.[a,b]	247,724
9,900	Arbitron, Inc.	375,210
5,000	Arctic Cat, Inc.[b]	207,300
6,500	Big 5 Sporting Goods Corporation	64,675
515	Biglari Holdings, Inc.[b]	188,006
9,300	BJ’s Restaurants, Inc.[b]	421,755
4,700	Blue Nile, Inc.[a,b]	174,323
4,300	Blyth, Inc.	111,757
21,200	Boyd Gaming Corporation[b]	149,672
15,425	Brown Shoe Company, Inc.	247,263
33,700	Brunswick Corporation	762,631
10,350	Buckle, Inc.[a]	470,201
7,000	Buffalo Wild Wings, Inc.[b]	600,180
17,400	Cabela’s, Inc.[b]	951,432
24,800	Callaway Golf Company	152,272
4,500	Capella Education Company[b]	157,770
19,400	Career Education Corporation[b]	73,138
10,200	Cato Corporation	303,042
6,425	CEC Entertainment, Inc.	193,521
9,100	Children’s Place Retail Stores, Inc.[b]	546,000
13,925	Christopher & Banks Corporation	48,877
11,800	Coinstar, Inc.[a,b]	530,764
30,500	Coldwater Creek, Inc.[a,b]	25,315
29,800	Corinthian Colleges, Inc.[a,b]	70,924
8,800	Cracker Barrel Old Country Store, Inc.	590,568
34,100	Crocs, Inc.[b]	552,761
9,700	Digital Generation, Inc.[a,b]	110,192
5,900	DineEquity, Inc.[b]	330,400
7,100	Drew Industries, Inc.[b]	214,491
10,833	E.W. Scripps Company[b]	115,371
9,750	Ethan Allen Interiors, Inc.[a]	213,720
42,700	Fifth & Pacific Companies, Inc.[b]	545,706
19,293	Finish Line, Inc.	438,723
12,650	Fred’s, Inc.	180,009
9,200	Genesco, Inc.[b]	613,916
8,200	Group 1 Automotive, Inc.	493,886
16,400	Harte-Hanks, Inc.	113,652
7,400	Haverty Furniture Companies, Inc.	102,712
12,000	Helen of Troy, Ltd.[b]	381,960
9,850	Hibbett Sports, Inc.[b]	585,582
23,500	Hillenbrand, Inc.	427,465
15,875	Hot Topic, Inc.	138,112
25,800	Iconix Brand Group, Inc.[b]	470,592
14,600	Interval Leisure Group, Inc.	276,378
9,800	iRobot Corporation[b]	223,048
16,800	Jack in the Box, Inc.[b]	472,248
7,853	JAKKS Pacific, Inc.	114,418
10,562	Joseph A. Bank Clothiers, Inc.[a,b]	512,046
5,700	Kirkland’s, Inc.[b]	56,601
9,200	K-Swiss, Inc.[a,b]	31,556
19,900	La-Z-Boy, Inc.[b]	291,137
8,100	Lincoln Educational Services	34,020
7,900	Lithia Motors, Inc.	263,149
53,418	Live Nation Entertainment, Inc.[b]	459,929
10,300	Lumber Liquidators Holdings, Inc.[a,b]	522,004
7,800	M/I Homes, Inc.[b]	150,852
8,900	Maidenform Brands, Inc.[b]	182,272
7,500	Marcus Corporation	83,250
8,900	MarineMax, Inc.[b]	73,781

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (15.7%) - continued
10,800	Marriott Vacations Worldwide Corporation[a,b]	$389,016
18,000	Men’s Wearhouse, Inc.	619,740
11,600	Meritage Homes Corporation[b]	441,148
3,700	Monarch Casino & Resort, Inc.[b]	32,227
11,050	Monro Muffler Brake, Inc.[a]	388,850
6,600	Movado Group, Inc.	222,552
10,500	Multimedia Games Holding Company, Inc.[b]	165,165
10,700	NutriSystem, Inc.	112,671
32,700	OfficeMax, Inc.	255,387
5,400	Oxford Industries, Inc.	304,830
6,700	Papa John’s International, Inc.[b]	357,847
5,000	Peet’s Coffee & Tea, Inc.[a,b]	366,700
20,000	Pep Boys - Manny, Moe & Jack	203,600
4,500	Perry Ellis International, Inc.[b]	99,225
7,700	PetMed Express, Inc.	77,308
23,500	Pinnacle Entertainment, Inc.[b]	287,875
17,712	Pool Corporation	736,465
47,200	Quiksilver, Inc.[b]	156,704
4,900	Red Robin Gourmet Burgers, Inc.[b]	159,544
22,600	Ruby Tuesday, Inc.[b]	163,850
6,000	Rue21, Inc.[b]	186,900
13,200	Ruth’s Hospitality Group, Inc.[b]	84,084
16,900	Ryland Group, Inc.	507,000
21,300	Select Comfort Corporation[b]	672,015
21,125	Shuffle Master, Inc.[b]	333,986
14,500	Skechers USA, Inc.[b]	295,800
14,100	Sonic Automotive, Inc.	267,618
20,652	Sonic Corporation[b]	212,096
11,500	Spartan Motors, Inc.	57,500
11,900	Stage Stores, Inc.	250,614
5,600	Stamps.com, Inc.[b]	129,584
7,500	Standard Motor Products, Inc.	138,150
41,800	Standard Pacific Corporation[a,b]	282,568
10,400	Stein Mart, Inc.[b]	88,504
15,350	Steven Madden, Ltd.[b]	671,102
7,200	Sturm, Ruger & Company, Inc.[a]	356,328
8,800	Superior Industries International, Inc.	150,392
22,200	Texas Roadhouse, Inc.	379,620
9,200	True Religion Apparel, Inc.	196,236
15,800	Tuesday Morning Corporation[b]	103,490
5,700	Universal Electronic, Inc.[b]	100,206
8,100	Universal Technical Institute, Inc.	110,970
11,200	Vitamin Shoppe, Inc.[b]	653,184
7,100	VOXX International Corporation[b]	53,108
11,000	Winnebago Industries, Inc.[b]	138,930
18,500	Wolverine World Wide, Inc.	820,845
9,800	Zale Corporation[b]	67,620
8,500	Zumiez, Inc.[a,b]	235,705

	Total	30,740,158

Consumer Staples (4.5%)
31,200	Alliance One International, Inc.[b]	100,776
6,600	Andersons, Inc.	248,556
18,400	B&G Foods, Inc.	557,704
3,200	Boston Beer Company, Inc.[a,b]	358,304
4,800	Calavo Growers, Inc.[a]	120,000
5,300	Cal-Maine Foods, Inc.	238,182
14,500	Casey’s General Stores, Inc.	828,530
15,500	Central Garden & Pet Company[b]	187,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Small Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Staples (4.5%) - continued
44,500	Darling International, Inc.[b]	$813,905
8,300	Diamond Foods, Inc.[a]	156,206
17,000	Hain Celestial Group, Inc.[b]	1,071,000
6,200	Inter Parfums, Inc.	113,460
5,700	J & J Snack Foods Corporation	326,781
5,200	Medifast, Inc.[b]	135,980
4,600	Nash Finch Company	93,932
19,000	Prestige Brands Holdings, Inc.[b]	322,240
7,500	Sanderson Farms, Inc.	332,775
3,200	Seneca Foods Corporation[b]	95,552
18,100	Snyders-Lance, Inc.	452,500
8,200	Spartan Stores, Inc.	125,542
13,700	TreeHouse Foods, Inc.[b]	719,250
18,500	United Natural Foods, Inc.[b]	1,081,325
5,670	WD-40 Company	298,469

	Total	8,778,209

Energy (3.9%)
13,000	Approach Resources, Inc.[b]	391,690
10,400	Basic Energy Services, Inc.[a,b]	116,688
13,500	Bristow Group, Inc.	682,425
23,100	Cloud Peak Energy, Inc.[b]	418,110
17,000	Comstock Resources, Inc.[b]	312,460
4,800	Contango Oil & Gas Company[b]	235,872
24,500	Exterran Holdings, Inc.[b]	496,860
5,400	Gulf Island Fabrication, Inc.	150,498
18,600	Gulfport Energy Corporation[b]	581,436
12,100	Hornbeck Offshore Services, Inc.[b]	443,465
45,400	ION Geophysical Corporation[b]	315,076
12,700	Lufkin Industries, Inc.	683,514
9,700	Matrix Service Company[b]	102,529
9,400	Overseas Shipholding Group, Inc.[a]	62,040
2,400	OYO Geospace Corporation[b]	293,784
11,400	PDC Energy, Inc.[b]	360,582
17,300	Penn Virginia Corporation	107,260
21,500	PetroQuest Energy, Inc.[b]	144,265
23,500	Pioneer Energy Services Corporation[b]	183,065
7,550	SEACOR Holdings, Inc.[b]	629,368
18,700	Stone Energy Corporation[b]	469,744
16,200	Swift Energy Company[b]	338,256
29,550	Tetra Technologies, Inc.[b]	178,778

	Total	7,697,765

Financials (20.0%)
17,528	Acadia Realty Trust	435,045
6,900	Amerisafe, Inc.[b]	187,266
16,400	Bank Mutual Corporation	74,620
11,100	Bank of the Ozarks, Inc.	382,617
29,500	BBCN Bancorp, Inc.[b]	371,995
30,100	Boston Private Financial Holdings, Inc.	288,659
26,500	Brookline Bancorp, Inc.	233,730
7,800	Calamos Asset Management, Inc.	90,792
11,100	Cash America International, Inc.	428,127
20,700	Cedar Realty Trust, Inc.	109,296
5,600	City Holding Company[a]	200,704
31,300	Colonial Properties Trust	658,865
15,000	Columbia Banking System, Inc.	278,100
14,900	Community Bank System, Inc.	420,031
34,400	Cousins Properties, Inc.	273,136
33,300	CVB Financial Corporation	397,602

Shares	Common Stock (98.4%)	Value
Financials (20.0%) - continued
73,967	DiamondRock Hospitality Company	$712,302
10,875	Dime Community Bancshares, Inc.	157,035
11,000	EastGroup Properties, Inc.	585,200
7,500	eHealth, Inc.[b]	140,775
11,700	Employers Holdings, Inc.	214,461
17,600	Entertainment Properties Trust	781,968
36,700	Extra Space Storage, Inc.	1,220,275
17,100	EZCORP, Inc.[b]	392,103
52,800	F.N.B. Corporation	591,888
15,300	Financial Engines, Inc.[a,b]	364,599
26,573	First Bancorp[b]	117,453
10,100	First Cash Financial Services, Inc.[b]	464,701
39,500	First Commonwealth Financial Corporation	278,475
22,100	First Financial Bancorp	373,711
11,350	First Financial Bankshares, Inc.[a]	408,940
28,312	First Midwest Bancorp, Inc.	355,316
13,100	Forestar Real Estate Group, Inc.[b]	218,246
27,300	Franklin Street Properties Corporation	302,211
10,200	Getty Realty Corporation	183,090
27,300	Glacier Bancorp, Inc.	425,334
11,862	Hanmi Financial Corporation[b]	151,952
33,200	Healthcare Realty Trust, Inc.	765,260
12,200	HFF, Inc.[b]	181,780
8,720	Home Bancshares, Inc.	297,265
14,900	Horace Mann Educators Corporation	269,839
8,200	Independent Bank Corporation (MA)	246,738
4,500	Infinity Property & Casualty Corporation	271,755
29,300	Inland Real Estate Corporation	241,725
15,400	Interactive Brokers Group, Inc.	215,908
14,600	Investment Technology Group, Inc.[b]	127,020
27,900	Kilroy Realty Corporation	1,249,362
22,800	Kite Realty Group Trust	116,280
32,500	LaSalle Hotel Properties	867,425
50,759	Lexington Realty Trust	490,332
11,500	LTC Properties, Inc.	366,275
14,300	MarketAxess Holdings, Inc.	451,880
17,774	Meadowbrook Insurance Group, Inc.	136,682
51,300	Medical Properties Trust, Inc.	536,085
15,500	Mid-America Apartment Communities, Inc.	1,012,305
15,100	National Financial Partners[b]	255,190
46,400	National Penn Bancshares, Inc.	422,704
4,000	Navigators Group, Inc.[b]	196,900
12,700	NBT Bancorp, Inc.	280,289
36,800	Northwest Bancshares, Inc.	450,064
38,300	Old National Bancorp	521,263
14,800	Oritani Financial Corporation	222,740
12,200	PacWest Bancorp	285,114
8,200	Parkway Properties, Inc.	109,634
19,900	Pennsylvania Real Estate Investment Trust	315,614
12,400	Pinnacle Financial Partners, Inc.[b]	239,568
6,100	Piper Jaffray Companies[b]	155,245
20,500	Post Properties, Inc.	983,180
8,000	Presidential Life Corporation	111,440

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Small Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.4%)	Value
Financials (20.0%) - continued
22,300	PrivateBancorp, Inc.	$356,577
11,600	ProAssurance Corporation	1,049,104
54,671	Prospect Capital Corporation[a]	629,810
20,400	Provident Financial Services, Inc.	322,116
6,800	PS Business Parks, Inc.	454,376
6,400	RLI Corporation	426,624
10,900	S&T Bancorp, Inc.	191,949
14,100	Sabra Healthcare REIT, Inc.	282,141
4,900	Safety Insurance Group, Inc.	224,812
4,800	Saul Centers, Inc.	213,120
20,700	Selective Insurance Group, Inc.	393,093
6,400	Simmons First National Corporation	155,872
11,100	Sovran Self Storage, Inc.	642,135
11,700	Sterling Bancorp	116,064
6,800	Stewart Information Services Corporation[a]	136,952
18,850	Stifel Financial Corporation[b]	633,360
70,600	Susquehanna Bancshares, Inc.	738,476
10,726	SWS Group, Inc.[b]	65,536
35,500	Tanger Factory Outlet Centers, Inc.	1,147,715
15,100	Texas Capital Bancshares, Inc.[b]	750,621
4,340	Tompkins Financial Corporation[a]	175,857
13,100	Tower Group, Inc.	254,009
35,482	Trustco Bank Corporation NY	202,957
12,200	UMB Financial Corporation	593,896
42,300	Umpqua Holdings Corporation	545,247
17,100	United Bankshares, Inc.[a]	425,961
17,375	United Community Banks, Inc.[b]	145,776
8,300	United Fire Group, Inc.	208,496
4,800	Universal Health Realty Income Trust	220,704
8,900	Urstadt Biddle Properties, Inc.	180,047
13,400	ViewPoint Financial Group	256,878
2,200	Virtus Investment Partners, Inc.[b]	189,200
23,400	Wilshire Bancorp, Inc.[b]	147,420
13,800	Wintrust Financial Corporation	518,466
4,912	World Acceptance Corporation[b]	331,314

	Total	38,990,162

Health Care (10.9%)
7,800	Abaxis, Inc.[b]	280,176
26,500	Affymetrix, Inc.[a,b]	114,745
4,400	Air Methods Corporation[b]	525,228
25,500	Akorn, Inc.[b]	337,110
27,200	Align Technology, Inc.[b]	1,005,584
3,100	Almost Family, Inc.[b]	65,968
11,333	Amedisys, Inc.[a,b]	156,509
15,300	AMN Healthcare Services, Inc.[b]	153,918
11,950	AmSurg Corporation[b]	339,141
4,600	Analogic Corporation	359,582
22,100	ArQule, Inc.[b]	112,931
9,200	Bio-Reference Laboratories, Inc.[a,b]	262,936
11,200	Cambrex Corporation[b]	131,376
8,050	Cantel Medical Corporation	217,994
19,400	Centene Corporation[b]	725,754
7,200	Chemed Corporation	498,888
4,000	Computer Programs and Systems, Inc.	222,200
10,750	CONMED Corporation	306,375
2,400	Corvel Corporation[b]	107,400
11,600	Cross Country Healthcare, Inc.[b]	54,752
9,550	CryoLife, Inc.	64,176

Shares	Common Stock (98.4%)	Value
Health Care (10.9%) - continued
24,100	Cubist Pharmaceuticals, Inc.[b]	$1,149,088
9,000	Cyberonics, Inc.[b]	471,780
9,700	Emergent Biosolutions, Inc.[b]	137,837
6,500	Ensign Group, Inc.	198,932
12,597	Enzo Biochem, Inc.[b]	25,698
10,700	Gentiva Health Services, Inc.[a,b]	121,124
8,900	Greatbatch, Inc.[b]	216,537
9,700	Haemonetics Corporation[b]	777,940
12,900	Hanger, Inc.[b]	368,037
7,400	HealthStream, Inc.[b]	210,604
12,600	Healthways, Inc.[b]	147,546
4,100	Hi-Tech Pharmacal Company[b]	135,751
4,700	ICU Medical, Inc.[b]	284,256
7,400	Integra LifeSciences Holdings Corporation[b]	304,140
11,000	Invacare Corporation	155,540
6,300	IPC The Hospitalist Company, Inc.[b]	287,910
20,000	Kindred Healthcare, Inc.[b]	227,600
3,600	Landauer, Inc.	214,992
5,900	LHC Group, Inc.[b]	108,973
14,300	Luminex Corporation[b]	277,992
10,300	Magellan Health Services, Inc.[b]	531,583
20,100	Medicines Company[b]	518,781
8,400	Medidata Solutions, Inc.[b]	348,600
15,700	Meridian Bioscience, Inc.	301,126
15,075	Merit Medical Systems, Inc.[b]	225,070
11,200	Molina Healthcare, Inc.[b]	281,680
16,900	Momenta Pharmaceuticals, Inc.[b]	246,233
4,600	MWI Veterinary Supply, Inc.[b]	490,728
11,300	Natus Medical, Inc.[b]	147,691
8,450	Neogen Corporation[b]	360,815
16,500	NuVasive, Inc.[b]	378,015
12,600	Omnicell, Inc.[b]	175,140
6,800	Palomar Medical Technologies, Inc.[b]	64,192
13,900	Par Pharmaceutical Companies, Inc.[b]	694,722
22,800	PAREXEL International Corporation[b]	701,328
11,100	PharMerica Corporation[b]	140,526
19,000	PSS World Medical, Inc.[b]	432,820
15,000	Quality Systems, Inc.	278,250
22,600	Questcor Pharmaceuticals, Inc.[a,b]	418,100
18,900	Salix Pharmaceuticals, Ltd.[b]	800,226
19,600	Spectrum Pharmaceuticals, Inc.[a,b]	229,320
4,600	SurModics, Inc.[b]	93,012
13,800	Symmetry Medical, Inc.[b]	136,482
26,000	Viropharma, Inc.[b]	785,720
12,900	West Pharmaceutical Services, Inc.	684,603

	Total	21,329,783

Industrials (15.2%)
14,700	A.O. Smith Corporation	845,838
7,050	AAON, Inc.	138,815
15,200	AAR Corporation	249,584
19,100	ABM Industries, Inc.	361,563
27,600	Actuant Corporation	789,912
14,800	Aegion Corporation[b]	283,568
7,200	Aerovironment, Inc.[b]	168,984
11,000	Albany International Corporation	241,670
5,700	Allegiant Travel Company[b]	361,152

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Small Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.4%)	Value
Industrials (15.2%) - continued
3,300	American Science & Engineering, Inc.	$216,513
10,700	Apogee Enterprises, Inc.	209,934
15,850	Applied Industrial Technologies, Inc.	656,665
9,000	Arkansas Best Corporation	71,280
8,000	Astec Industries, Inc.[b]	252,880
9,600	AZZ, Inc.	364,608
17,700	Barnes Group, Inc.	442,677
17,025	Belden, Inc.	627,882
18,000	Brady Corporation	527,040
18,200	Briggs & Stratton Corporation	339,794
3,300	Cascade Corporation	180,642
5,200	CDI Corporation	88,556
8,650	Ceradyne, Inc.	211,319
6,500	Circor International, Inc.	245,375
14,100	Comfort Systems USA, Inc.	154,113
3,300	Consolidated Graphics, Inc.[b]	86,097
6,000	Cubic Corporation	300,360
17,700	Curtiss-Wright Corporation	578,790
11,000	Dolan Company[b]	59,180
12,700	Dycom Industries, Inc.[b]	182,626
25,100	EMCOR Group, Inc.	716,354
8,900	Encore Capital Group, Inc.[b]	251,514
7,000	Encore Wire Corporation	204,820
18,100	EnerSys[b]	638,749
6,102	Engility Holdings, Inc.[b]	112,582
7,800	EnPro Industries, Inc.[b]	280,878
10,100	ESCO Technologies, Inc.	392,385
5,000	Exponent, Inc.[b]	285,450
23,500	Federal Signal Corporation[b]	148,520
11,000	Forward Air Corporation	334,510
7,300	Franklin Electric Company, Inc.	441,577
7,100	G & K Services, Inc.	222,301
22,600	GenCorp, Inc.[b]	214,474
23,100	Geo Group, Inc.	639,177
11,300	Gibraltar Industries, Inc.[b]	144,866
17,430	Griffon Corporation	179,529
25,437	Healthcare Services Group, Inc.	581,744
17,448	Heartland Express, Inc.	233,105
6,300	Heidrick & Struggles International, Inc.	80,262
13,500	Hub Group, Inc.[b]	400,680
20,500	II-VI, Inc.[b]	389,910
8,400	Insperity, Inc.	211,932
21,800	Interface, Inc.	287,978
10,900	John Bean Technologies Corporation	177,997
10,000	Kaman Corporation	358,600
12,100	Kaydon Corporation	270,314
10,300	Kelly Services, Inc.	129,780
22,350	Knight Transportation, Inc.	319,605
1,500	Lawson Products, Inc.	10,380
4,750	Lindsay Manufacturing Company[a]	341,857
6,400	Lydall, Inc.[b]	90,176
14,400	Mobile Mini, Inc.[b]	240,624
17,050	Moog, Inc.[b]	645,684
14,400	Mueller Industries, Inc.	654,768
1,800	National Presto Industries, Inc.[a]	131,184
19,500	Navigant Consulting, Inc.[b]	215,475
7,260	NCI Building Systems, Inc.[b]	72,818
26,737	Old Dominion Freight Line, Inc.[b]	806,388
16,500	On Assignment, Inc.[b]	328,680

Shares	Common Stock (98.4%)	Value
Industrials (15.2%) - continued
22,500	Orbital Sciences Corporation[b]	$327,600
10,200	Orion Marine Group, Inc.[b]	75,786
6,400	Portfolio Recovery Associates, Inc.[b]	668,352
3,400	Powell Industries, Inc.[b]	131,478
13,975	Quanex Building Products Corporation	263,289
16,000	Resources Global Professionals	209,760
16,200	Robbins & Myers, Inc.	965,520
15,200	Simpson Manufacturing Company, Inc.	435,024
19,100	SkyWest, Inc.	197,303
4,800	Standex International Corporation	213,360
14,700	Sykes Enterprises, Inc.[b]	197,568
13,900	Teledyne Technologies, Inc.[b]	881,121
7,100	Tennant Company	304,022
24,206	Tetra Tech, Inc.[b]	635,650
22,300	Toro Company	887,094
15,200	TrueBlue, Inc.[b]	238,944
5,600	UniFirst Corporation	374,024
15,300	United Stationers, Inc.	398,106
7,500	Universal Forest Products, Inc.	311,550
7,700	Viad Corporation	160,622
7,500	Vicor Corporation[b]	50,025
10,500	Watts Water Technologies, Inc.	397,215

	Total	29,748,457

Information Technology (17.8%)
18,000	3D Systems Corporation[a,b]	591,300
13,300	Advanced Energy Industries, Inc.[b]	163,856
5,400	Agilysys, Inc.[b]	46,440
10,500	Anixter International, Inc.	603,330
42,723	Arris Group, Inc.[b]	546,427
12,000	ATMI, Inc.[b]	222,840
11,413	Avid Technology, Inc.[b]	107,967
5,500	Badger Meter, Inc.	200,145
4,100	Bel Fuse, Inc.	76,588
21,150	Benchmark Electronics, Inc.[b]	322,960
6,400	Black Box Corporation	163,264
17,100	Blackbaud, Inc.	409,032
15,300	Blucora, Inc.[b]	272,493
13,900	Bottomline Technologies, Inc.[b]	343,191
26,100	Brightpoint, Inc.[b]	234,378
25,107	Brooks Automation, Inc.	201,609
8,900	Cabot Microelectronics Corporation	312,746
8,500	CACI International, Inc.[b]	440,215
16,700	Cardtronics, Inc.[b]	497,326
8,600	Ceva, Inc.[b]	123,668
15,200	Checkpoint Systems, Inc.[b]	125,856
25,300	CIBER, Inc.[b]	87,791
24,400	Cirrus Logic, Inc.[b]	936,716
14,800	Cognex Corporation	511,784
8,700	Cohu, Inc.	81,693
15,800	CommVault Systems, Inc.[b]	927,460
12,200	comScore, Inc.[b]	186,050
6,700	Comtech Telecommunications Corporation	185,188
12,800	CSG Systems International, Inc.[b]	287,872
12,900	CTS Corporation	129,903
11,800	Cymer, Inc.[b]	602,508
13,900	Daktronics, Inc.	132,189
16,000	DealerTrack Holdings, Inc.[b]	445,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Small Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.4%)	Value
Information Technology (17.8%) - continued
19,800	Dice Holdings, Inc.[b]	$166,716
9,700	Digi International, Inc.[b]	98,552
13,500	Digital River, Inc.[b]	224,910
13,550	Diodes, Inc.[b]	230,486
8,200	DSP Group, Inc.[b]	48,708
7,100	DTS, Inc.[b]	165,288
12,000	Ebix, Inc.[a]	283,320
9,400	Electro Scientific Industries, Inc.	114,868
33,400	Entropic Communications, Inc.[b]	194,388
12,100	EPIQ Systems, Inc.	162,382
17,200	Exar Corporation[b]	137,600
9,800	ExlService Holdings, Inc.[b]	289,100
6,400	FARO Technologies, Inc.[b]	264,448
14,400	FEI Company	770,400
5,600	Forrester Research, Inc.	161,112
44,600	GT Advanced Technologies, Inc.[a,b]	243,070
44,300	Harmonic, Inc.[b]	201,122
14,700	Heartland Payment Systems, Inc.	465,696
12,400	Higher One Holdings, Inc.[a,b]	167,152
10,300	Hittite Microwave Corporation[b]	571,341
11,600	iGATE Corporation[b]	210,772
16,775	Insight Enterprises, Inc.[b]	293,227
5,600	Interactive Intelligence Group[b]	168,280
4,100	InterDigital, Inc.	152,807
21,300	Intermec, Inc.[b]	132,273
8,800	Intevac, Inc.[b]	53,768
16,300	j2 Global, Inc.[a]	534,966
16,200	JDA Software Group, Inc.[b]	514,836
23,400	Kopin Corporation[b]	87,984
28,100	Kulicke and Soffa Industries, Inc.[b]	292,240
9,100	Liquidity Services, Inc.[b]	456,911
8,200	Littelfuse, Inc.	463,628
18,800	Liveperson, Inc.[b]	340,468
8,400	LogMeIn, Inc.[b]	188,412
7,600	Manhattan Associates, Inc.[b]	435,252
12,900	MAXIMUS, Inc.	770,388
5,800	Measurement Specialties, Inc.[b]	191,284
11,600	Mercury Computer Systems, Inc.[b]	123,192
13,500	Methode Electronics, Inc.	131,085
18,500	Micrel, Inc.	192,770
33,700	Microsemi Corporation[b]	676,359
3,300	MicroStrategy, Inc.[b]	442,431
19,900	MKS Instruments, Inc.	507,251
11,700	Monolithic Power Systems, Inc.[b]	231,075
13,900	Monotype Imaging Holdings, Inc.	216,701
6,100	MTS Systems Corporation	326,655
8,100	Nanometrics, Inc.[b]	111,861
3,100	NCI, Inc.[b]	21,328
14,600	NETGEAR, Inc.[b]	556,844
13,600	NetScout Systems, Inc.[b]	346,936
14,400	Newport Corporation[b]	159,264
12,500	Novatel Wireless, Inc.[b]	24,750
8,500	OpenTable, Inc.[a,b]	353,600
7,200	Oplink Communications, Inc.[b]	119,088
5,700	Opnet Technologies, Inc.	194,199
7,200	OSI Systems, Inc.[b]	560,448
7,350	Park Electrochemical Corporation	182,500
6,600	PC-Tel, Inc.	46,530
12,400	Perficient, Inc.[b]	149,668
8,200	Pericom Semiconductor Corporation[b]	71,217
13,100	Plexus Corporation[b]	396,799
10,900	Power Integrations, Inc.	331,687

Shares	Common Stock (98.4%)	Value
Information Technology (17.8%) - continued
23,950	Progress Software Corporation[b]	$512,290
15,600	Pulse Electronics Corporation	12,792
9,600	QuinStreet, Inc.[b]	80,544
8,700	RadiSys Corporation[b]	31,320
10,800	Rofin-Sinar Technologies, Inc.[b]	213,084
6,200	Rogers Corporation[b]	262,632
6,500	Rubicon Technology, Inc.[a,b]	62,270
12,200	Rudolph Technologies, Inc.[b]	128,100
10,400	ScanSource, Inc.[b]	333,008
12,600	Sigma Designs, Inc.[b]	83,286
11,300	Sourcefire, Inc.[b]	554,039
14,700	STR Holdings, Inc.[a,b]	45,570
9,700	Super Micro Computer, Inc.[b]	116,691
3,900	Supertex, Inc.[b]	69,732
15,650	Symmetricom, Inc.[b]	109,081
12,500	Synaptics, Inc.[a,b]	300,250
10,300	Synchronoss Technologies, Inc.[b]	235,870
10,000	Synnex Corporation[b]	325,800
34,050	Take-Two Interactive Software, Inc.[b]	355,142
8,700	TeleTech Holdings, Inc.[b]	148,335
19,600	Tessera Technologies, Inc.	268,128
61,800	TriQuint Semiconductor, Inc.[b]	312,090
19,800	TTM Technologies, Inc.[b]	186,714
9,900	Tyler Technologies, Inc.[b]	435,798
10,000	Ultratech, Inc.[b]	313,800
34,300	United Online, Inc.	189,336
10,900	VASCO Data Security International, Inc.[b]	102,242
14,800	Veeco Instruments, Inc.[a,b]	444,296
15,000	Viasat, Inc.[b]	560,700
7,500	Virtusa Corporation[b]	133,275
9,600	Volterra Semiconductor Corporation[b]	209,952
13,800	Websense, Inc.[b]	215,970
9,200	XO Group, Inc.[b]	76,820

	Total	34,671,735

Materials (5.7%)
11,100	A. Schulman, Inc.	264,402
6,300	A.M. Castle & Company[a,b]	78,687
41,600	AK Steel Holding Corporation	199,680
9,500	AMCOL International Corporation	321,860
8,700	American Vanguard Corporation	302,760
11,100	Balchem Corporation	407,703
15,200	Buckeye Technologies, Inc.	487,312
21,500	Calgon Carbon Corporation[b]	307,665
19,500	Century Aluminum Company[b]	139,425
8,800	Clearwater Paper Corporation[b]	363,528
4,100	Deltic Timber Corporation	267,566
17,800	Eagle Materials, Inc.	823,428
24,200	Globe Specialty Metals, Inc.	368,324
18,900	H.B. Fuller Company	579,852
3,400	Hawkins, Inc.[a]	141,270
4,600	Haynes International, Inc.	239,890
23,100	Headwaters, Inc.[b]	151,998
8,200	Innophos Holdings, Inc.	397,618
6,300	Kaiser Aluminum Corporation	367,857
14,000	KapStone Paper and Packaging Corporation[b]	313,460
7,800	Koppers Holdings, Inc.	272,454

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Small Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.4%)	Value
Materials (5.7%) - continued
12,100	Kraton Performance Polymers, Inc.[b]	$315,810
7,000	LSB Industries, Inc.[b]	307,090
7,700	Materion Corporation	183,260
11,763	Myers Industries, Inc.	183,738
6,000	Neenah Paper, Inc.	171,840
3,500	Olympic Steel, Inc.	59,080
12,200	OM Group, Inc.[b]	226,188
33,400	PolyOne Corporation	553,438
4,900	Quaker Chemical Corporation	228,683
11,400	RTI International Metals, Inc.[b]	272,916
11,800	Schweitzer-Mauduit International, Inc.	389,282
3,100	Stepan Company	297,972
26,327	SunCoke Energy, Inc.[b]	424,391
7,900	Texas Industries, Inc.[a,b]	321,135
9,100	Tredegar Corporation	161,434
17,400	Wausau Paper Corporation	161,124
8,350	Zep, Inc.	126,252

	Total	11,180,372

Telecommunications Services (0.6%)
3,500	Atlantic Tele-Network, Inc.	150,430
11,800	Cbeyond, Inc.[b]	116,348
74,600	Cincinnati Bell, Inc.[b]	425,220
12,600	General Communication, Inc.[b]	123,480
5,600	Lumos Networks Corporation	44,016
11,300	Neutral Tandem, Inc.[b]	105,994
5,700	NTELOS Holdings Corporation	99,009
8,300	USA Mobility, Inc.	98,521

	Total	1,163,018

Utilities (4.1%)
13,033	ALLETE, Inc.	543,997
7,150	American States Water Company	317,675
22,300	Avista Corporation	574,002
5,600	CH Energy Group, Inc.	365,176
15,100	El Paso Electric Company	517,175
8,000	Laclede Group, Inc.	344,000
15,650	New Jersey Resources Corporation	715,518
10,100	Northwest Natural Gas Company	497,324
14,100	NorthWestern Corporation	510,843
27,200	Piedmont Natural Gas Company, Inc.[a]	883,456
11,600	South Jersey Industries, Inc.	613,988
17,400	Southwest Gas Corporation	769,080
19,066	UIL Holdings Corporation	683,707
15,600	UNS Energy Corporation	653,016

	Total	7,988,957

	Total Common Stock (cost $149,023,090)	192,288,616

Shares	Collateral Held for Securities Loaned (6.3%)	Value
12,273,481	Thrivent Financial Securities Lending Trust	12,273,481

	Total Collateral Held for Securities Loaned (cost $12,273,481)	12,273,481

Shares or Principal Amount	Short-Term Investments (0.2%)	Value
	Federal Home Loan Mortgage Corporation Discount Notes
150,000	0.125%, 12/17/2012[c,d]	$149,958
	U.S. Treasury Bills
200,000	0.125%, 1/17/2013[c,d]	199,924

	Total Short-Term Investments (at amortized cost)	349,882

	Total Investments (cost $161,646,453) 104.9%	$204,911,979

	Other Assets and Liabilities, Net (4.9%)	(9,553,253)

	Total Net Assets 100.0%	$195,358,726

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At September 28, 2012, $349,882 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT -	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for     federal income tax purposes, were as follows:

Gross unrealized appreciation	$61,056,698
Gross unrealized depreciation	(17,791,172)

Net unrealized appreciation (depreciation)	$43,265,526

Cost for federal income tax purposes	$161,646,453

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Small Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	30,740,158	30,740,158	–	–
Consumer Staples	8,778,209	8,778,209	–	–
Energy	7,697,765	7,697,765	–	–
Financials	38,990,162	38,990,162	–	–
Health Care	21,329,783	21,329,783	–	–
Industrials	29,748,457	29,748,457	–	–
Information Technology	34,671,735	34,671,735	–	–
Materials	11,180,372	11,180,372	–	–
Telecommunications Services	1,163,018	1,163,018	–	–
Utilities	7,988,957	7,988,957	–	–
Collateral Held for Securities Loaned	12,273,481	12,273,481	–	–
Short-Term Investments	349,882	–	349,882	–

Total	$204,911,979	$204,562,097	$349,882	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	89,403	89,403	–	–

Total Liability Derivatives	$89,403	$89,403	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	42	December 2012	$3,593,883	$3,504,480	($89,403)
Total Futures Contracts					($89,403)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$16,002,829	$37,311,876	$41,041,224	12,273,481	$12,273,481	$158,758
Total Value and Income Earned	16,002,829				12,273,481	158,758

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Mid Cap Growth Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (97.0%)	Value
Consumer Discretionary (16.3%)
82,698	Abercrombie & Fitch Company	$2,805,116
61,364	Darden Restaurants, Inc.	3,421,043
150,802	Discovery Communications, Inc.[a]	8,992,323
167,846	Dollar Tree, Inc.[a]	8,102,766
129,781	GNC Holdings, Inc.	5,057,566
127,887	Limited Brands, Inc.	6,299,714
66,700	Marriott International, Inc.	2,607,970
30,786	O’Reilly Automotive, Inc.[a]	2,574,325
85,626	PetSmart, Inc.	5,906,481
109,100	Toll Brothers, Inc.[a]	3,625,393
75,066	Tractor Supply Company	7,423,277
24,593	VF Corporation	3,919,140

	Total	60,735,114

Consumer Staples (3.7%)
53,607	Clorox Company	3,862,384
101,253	Whole Foods Market, Inc.	9,862,042

	Total	13,724,426

Energy (11.0%)
122,200	Cameron International Corporation[a]	6,851,754
61,217	Concho Resources, Inc.[a]	5,800,311
80,025	Ensco plc	4,366,164
149,424	Helix Energy Solutions Group, Inc.[a]	2,729,976
67,221	Oil States International, Inc.[a]	5,341,381
128,682	Peabody Energy Corporation	2,868,322
62,000	Range Resources Corporation	4,331,940
46,900	SM Energy Company	2,537,759
362,935	Weatherford International, Ltd.[a]	4,602,016
28,017	Whiting Petroleum Corporation[a]	1,327,445

	Total	40,757,068

Financials (5.8%)
62,265	Affiliated Managers Group, Inc.[a]	7,658,595
217,930	Discover Financial Services	8,658,359
30,000	T. Rowe Price Group, Inc.	1,899,000
208,057	TD Ameritrade Holding Corporation	3,197,836

	Total	21,413,790

Health Care (13.8%)
60,020	Alexion Pharmaceuticals, Inc.[a]	6,866,288
136,951	AmerisourceBergen Corporation	5,301,373
83,200	BioMarin Pharmaceutical, Inc.[a]	3,350,464
65,298	Catamaran Corporation[a]	6,397,245
59,291	CIGNA Corporation	2,796,756
27,635	Mettler-Toledo International, Inc.[a]	4,718,400
41,349	Onyx Pharmaceuticals, Inc.[a]	3,493,991
46,700	Perrigo Company	5,425,139
64,500	PSS World Medical, Inc.[a]	1,469,310
95,000	Thoratec Corporation[a]	3,287,000
98,947	Watson Pharmaceuticals, Inc.[a]	8,426,327

	Total	51,532,293

Industrials (15.2%)
173,828	AMETEK, Inc.	6,162,203
71,690	BE Aerospace, Inc.[a]	3,018,149
30,883	Chicago Bridge and Iron Company	1,176,333
95,600	Expeditors International of Washington, Inc.	3,476,016

Shares	Common Stock (97.0%)	Value
Industrials (15.2%) - continued
44,266	Flowserve Corporation	$5,654,539
74,600	Jacobs Engineering Group, Inc.[a]	3,016,078
147,884	JB Hunt Transport Services, Inc.	7,695,883
99,181	Kansas City Southern	7,515,936
84,866	Pentair, Inc.[a]	3,777,386
52,319	Roper Industries, Inc.	5,749,335
61,961	SPX Corporation	4,052,869
60,461	Stericycle, Inc.[a]	5,472,930

	Total	56,767,657

Information Technology (23.3%)
122,149	Akamai Technologies, Inc.[a]	4,673,421
111,235	ANSYS, Inc.[a]	8,164,649
200,740	Atmel Corporation[a]	1,055,892
92,860	Autodesk, Inc.[a]	3,098,738
194,799	Broadcom Corporation[a]	6,736,149
271,700	Ciena Corporation[a]	3,695,120
276,617	Electronic Arts, Inc.[a]	3,510,270
72,997	F5 Networks, Inc.[a]	7,642,786
111,936	Fortinet, Inc.[a]	2,702,135
31,652	Lam Research Corporation[a]	1,006,059
36,984	Mercadolibre, Inc.	3,053,029
43,018	Nice Systems, Ltd. ADR[a]	1,429,058
280,590	Nuance Communications, Inc.[a]	6,983,885
524,871	NVIDIA Corporation[a]	7,001,779
144,700	NXP Semiconductors NVa	3,618,947
55,126	Red Hat, Inc.[a]	3,138,874
134,200	Riverbed Technology, Inc.[a]	3,122,834
56,100	Synopsys, Inc.[a]	1,852,422
86,190	Teradata Corporation[a]	6,499,588
171,500	Teradyne, Inc.[a]	2,438,730
67,637	VeriFone Systems, Inc.[a]	1,883,691
106,133	Xilinx, Inc.	3,545,904

	Total	86,853,960

Materials (5.1%)
34,400	Agrium, Inc.	3,559,024
52,925	Celanese Corporation	2,006,387
89,010	FMC Corporation	4,929,374
66,974	Newmont Mining Corporation	3,751,214
66,159	Silver Wheaton Corporation	2,627,174
68,975	Walter Energy, Inc.	2,238,928

	Total	19,112,101

Telecommunications Services (2.8%)
69,552	SBA Communications Corporation[a]	4,374,821
238,137	TW Telecom, Inc.[a]	6,208,231

	Total	10,583,052

	Total Common Stock (cost $299,313,843)	361,479,461

Shares or Principal Amount	Short-Term Investments (2.7%)	Value
	Federal Home Loan Bank Discount Notes
3,000,000	0.130%, 10/26/2012[b]	2,999,708
2,000,000	Thrivent Financial Securities Lending Trust	2,000,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Mid Cap Growth Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares or Principal Amount	Short-Term Investments (2.7%)	Value
	U.S. Treasury Bills
5,000,000	0.085%, 10/11/2012[b]	$4,999,858

	Total Short-Term Investments (at amortized cost)	9,999,566

	Total Investments (cost $309,313,409) 99.7%	$371,479,027

	Other Assets and Liabilities, Net 0.3%	980,952

	Total Net Assets 100.0%	$372,459,979

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for     federal income tax purposes, were as follows:

Gross unrealized appreciation	$78,673,731
Gross unrealized depreciation	(16,508,113)

Net unrealized appreciation (depreciation)	$62,165,618
Cost for federal income tax purposes	$309,313,409

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Mid Cap Growth Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Mid Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	60,735,114	60,735,114	–	–
Consumer Staples	13,724,426	13,724,426	–	–
Energy	40,757,068	40,757,068	–	–
Financials	21,413,790	21,413,790	–	–
Health Care	51,532,293	51,532,293	–	–
Industrials	56,767,657	56,767,657	–	–
Information Technology	86,853,960	86,853,960	–	–
Materials	19,112,101	19,112,101	–	–
Telecommunications Services	10,583,052	10,583,052	–	–
Short-Term Investments	9,999,566	2,000,000	7,999,566	–

Total	$371,479,027	$363,479,461	$7,999,566	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust- Collateral Investment	$–	$66,159,635	$66,159,635	–	$–	$6,741
Securities Lending Trust - Short Term Investment	–	2,000,000	–	2,000,000	2,000,000	52
Total Value and Income Earned	–				2,000,000	6,793

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.5%)	Value
Consumer Discretionary (10.3%)
5,004	AutoZone, Inc.[a]	$1,849,829
3,766	Chipotle Mexican Grill, Inc.[a]	1,195,856
69,980	D.R. Horton, Inc.	1,444,387
36,445	Delphi Automotive plc[a]	1,129,795
141,982	Liberty Interactive Corporation[a]	2,626,667
18,005	Limited Brands, Inc.	886,926
74,657	Macy’s, Inc.	2,808,596
212,631	MGM Resorts International[a]	2,285,783
19,279	PetSmart, Inc.	1,329,866
29,126	PVH Corporation	2,729,689
15,257	Ross Stores, Inc.	985,602
31,855	Scripps Networks Interactive	1,950,482
16,416	Starwood Hotels & Resorts Worldwide, Inc.	951,471
35,513	Toll Brothers, Inc.[a]	1,180,097
34,037	TRW Automotive Holdings Corporation[a]	1,487,757
30,972	Urban Outfitters, Inc.[a]	1,163,308

	Total	26,006,111

Consumer Staples (5.5%)
17,528	Church & Dwight Company, Inc.	946,337
84,237	Coca-Cola Enterprises, Inc.	2,634,091
63,199	Constellation Brands, Inc.[a]	2,044,488
48,216	Ingredion, Inc.	2,659,594
43,778	J.M. Smucker Company	3,779,355
15,903	Lorillard, Inc.	1,851,904

	Total	13,915,769

Energy (8.1%)
23,347	Cabot Oil & Gas Corporation	1,048,280
73,059	Cameron International Corporation[a]	4,096,418
35,995	Energen Corporation	1,886,498
29,083	EQT Corporation	1,715,897
52,113	HollyFrontier Corporation	2,150,704
42,221	Marathon Petroleum Corporation	2,304,844
30,214	Pioneer Natural Resources Company	3,154,342
38,604	Range Resources Corporation	2,697,262
34,737	Tesoro Corporation	1,455,480

	Total	20,509,725

Financials (30.1%)
42,056	Alexandria Real Estate Equities, Inc.	3,091,957
46,917	Ameriprise Financial, Inc.	2,659,725
24,212	AvalonBay Communities, Inc.	3,292,590
26,100	Camden Property Trust	1,683,189
47,977	CIT Group, Inc.[a]	1,889,814
71,906	Douglas Emmett, Inc.	1,658,871
37,604	Everest Re Group, Ltd.	4,022,124
46,245	First Republic Bank	1,593,603
87,507	Hartford Financial Services Group, Inc.	1,701,136
221,073	Host Hotels & Resorts, Inc.	3,548,222
153,811	Invesco, Ltd.	3,843,737
47,200	iShares Russell Midcap Value Index Fund	2,299,584
131,996	Kimco Realty Corporation	2,675,559
36,877	Lazard, Ltd.	1,077,915
79,076	Liberty Property Trust	2,865,714
48,943	M&T Bank Corporation[b]	4,657,416
295,825	MFA Financial, Inc.	2,514,512

Shares	Common Stock (98.5%)	Value
Financials (30.1%) - continued
128,965	NASDAQ OMX Group, Inc.	$3,004,240
27,074	PartnerRe, Ltd.	2,011,057
157,257	Principal Financial Group, Inc.	4,236,503
218,941	SLM Corporation	3,441,752
127,326	SunTrust Banks, Inc.	3,599,506
67,695	Tanger Factory Outlet Centers, Inc.	2,188,579
59,409	Ventas, Inc.	3,698,210
82,684	W.R. Berkley Corporation	3,099,823
68,165	Willis Group Holdings plc	2,516,652
131,425	XL Group plc	3,158,143

	Total	76,030,133

Health Care (6.8%)
80,149	Aetna, Inc.	3,173,900
521,940	Boston Scientific Corporation[a]	2,995,936
128,333	Hologic, Inc.[a]	2,597,460
52,279	Life Technologies Corporation[a]	2,555,397
147,567	Mylan, Inc.[a]	3,600,635
5,065	Vertex Pharmaceuticals, Inc.[a]	283,387
142,882	Warner Chilcott plc	1,928,907

	Total	17,135,622

Industrials (9.2%)
41,232	BE Aerospace, Inc.[a]	1,735,867
59,286	Dover Corporation	3,526,924
52,538	Fortune Brands Home and Security, Inc.[a]	1,419,051
33,023	Gardner Denver, Inc.	1,994,920
54,908	Lennox International, Inc.	2,655,351
15,035	Parker Hannifin Corporation	1,256,625
43,850	Pentair, Inc.[a]	1,951,764
27,476	Republic Services, Inc.	755,865
18,060	Rockwell Automation, Inc.	1,256,073
96,221	Spirit Aerosystems Holdings, Inc.[a]	2,137,068
28,296	Stanley Black & Decker, Inc.	2,157,570
89,831	Textron, Inc.	2,350,877

	Total	23,197,955

Information Technology (10.3%)
36,976	Adobe Systems, Inc.[a]	1,200,241
68,291	Altera Corporation	2,320,870
23,118	Amphenol Corporation	1,361,188
12,942	Cavium, Inc.[a,b]	431,357
25,789	Check Point Software Technologies, Ltd.[a]	1,241,998
67,417	Fidelity National Information Services, Inc.	2,104,759
153,103	Juniper Networks, Inc.[a]	2,619,592
117,776	Lam Research Corporation[a]	3,743,510
57,026	NetApp, Inc.[a]	1,875,015
245,502	ON Semiconductor Corporation[a]	1,514,747
113,060	Parametric Technology Corporation[a]	2,464,708
39,230	Paychex, Inc.	1,305,967
116,450	Polycom, Inc.[a]	1,149,361
40,190	QLIK Technologies, Inc.[a]	900,658
39,823	SanDisk Corporation[a]	1,729,513

	Total	25,963,484

Materials (6.6%)
42,065	Albemarle Corporation	2,215,984
20,787	Ball Corporation	879,498

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.5%)	Value
Materials (6.6%) - continued
42,423	Carpenter Technology Corporation	$2,219,572
36,377	Crown Holdings, Inc.[a]	1,336,855
39,666	Cytec Industries, Inc.	2,598,916
28,229	Martin Marietta Materials, Inc.[b]	2,339,337
48,012	Reliance Steel & Aluminum Company	2,513,428
119,651	Sealed Air Corporation	1,849,805
15,647	Vulcan Materials Company	740,103

	Total	16,693,498

Telecommunications Services (0.9%)
419,376	Sprint Nextel Corporation[a]	2,314,956

	Total	2,314,956

Utilities (10.7%)
116,680	Calpine Corporation[a]	2,018,564
39,701	CMS Energy Corporation	934,958
57,821	Edison International, Inc.	2,641,841
42,370	Great Plains Energy, Inc.	943,156
72,233	Northeast Utilities	2,761,468
121,808	NV Energy, Inc.	2,193,762
36,365	Pinnacle West Capital Corporation	1,920,072
118,953	PPL Corporation	3,455,585
39,266	Questar Corporation	798,278
66,591	SCANA Corporation	3,214,347
32,053	Sempra Energy	2,067,098
145,129	Xcel Energy, Inc.	4,021,525

	Total	26,970,654

	Total Common Stock (cost $223,574,381)	248,737,907

Shares	Collateral Held for Securities Loaned (2.9%)	Value
7,187,975	Thrivent Financial Securities Lending Trust	7,187,975

	Total Collateral Held for Securities Loaned (cost $7,187,975)	7,187,975

	Total Investments (cost $230,762,356) 101.4%	$255,925,882

	Other Assets and Liabilities, Net (1.4%)	(3,411,284)

	Total Net Assets 100.0%	$252,514,598

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for     federal income tax purposes, were as follows:

Gross unrealized appreciation	$32,352,898
Gross unrealized depreciation	(7,189,372)

Net unrealized appreciation (depreciation)	$25,163,526

Cost for federal income tax purposes	$230,762,356

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Partner Mid Cap Value Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	26,006,111	26,006,111	–	–
Consumer Staples	13,915,769	13,915,769	–	–
Energy	20,509,725	20,509,725	–	–
Financials	76,030,133	76,030,133	–	–
Health Care	17,135,622	17,135,622	–	–
Industrials	23,197,955	23,197,955	–	–
Information Technology	25,963,484	25,963,484	–	–
Materials	16,693,498	16,693,498	–	–
Telecommunications Services	2,314,956	2,314,956	–	–
Utilities	26,970,654	26,970,654	–	–
Collateral Held for Securities Loaned	7,187,975	7,187,975	–	–

Total	$255,925,882	$255,925,882	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$3,702,175	$54,224,357	$50,738,557	7,187,975	$7,187,975	$5,350
Total Value and Income Earned	3,702,175				7,187,975	5,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Mid Cap Stock Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (94.0%)	Value
Consumer Discretionary (14.5%)
141,500	Charter Communications, Inc.[a]	$10,622,405
97,000	Cheesecake Factory, Inc.	3,467,750
201,400	DISH Network Corporation	6,164,854
179,872	Dollar Tree, Inc.[a]	8,683,321
171,700	Omnicom Group, Inc.	8,852,852
31,955	Panera Bread Company[a]	5,460,790
148,600	Penn National Gaming, Inc.[a]	6,404,660
75,500	PetSmart, Inc.	5,207,990
142,300	Tempur-Pedic International, Inc.[a]	4,253,347
236,500	Toll Brothers, Inc.[a]	7,858,895
278,378	WMS Industries, Inc.[a]	4,559,831

	Total	71,536,695

Consumer Staples (3.1%)
145,600	Ingredion, Inc.	8,031,296
137,990	TreeHouse Foods, Inc.[a]	7,244,475

	Total	15,275,771

Energy (7.1%)
804,792	Alpha Natural Resources, Inc.[a]	5,287,483
124,500	Ensco plc	6,792,720
353,400	Helix Energy Solutions Group, Inc.[a]	6,456,618
15,506	National Oilwell Varco, Inc.	1,242,186
62,900	Newfield Exploration Company[a]	1,970,028
196,200	Southwestern Energy Company[a]	6,823,836
500,200	Weatherford International, Ltd.[a]	6,342,536

	Total	34,915,407

Financials (21.2%)
386,900	CBL & Associates Properties, Inc.	8,256,446
430,273	Duke Realty Corporation	6,325,013
159,071	Endurance Specialty Holdings, Ltd.	6,124,234
381,320	HCC Insurance Holdings, Inc.	12,922,935
538,648	Host Hotels & Resorts, Inc.	8,645,300
1,134,800	Huntington Bancshares, Inc.	7,830,120
198,824	Lazard, Ltd.	5,811,626
73,400	M&T Bank Corporation[b]	6,984,744
296,200	NASDAQ OMX Group, Inc.	6,899,979
162,333	Northern Trust Corporation	7,534,686
557,900	Och-Ziff Capital Management Group, LLC	5,389,314
363,460	W.R. Berkley Corporation	13,626,115
378,272	Zions Bancorporation	7,813,208

	Total	104,163,720

Health Care (11.1%)
58,400	Alexion Pharmaceuticals, Inc.[a]	6,680,960
67,082	C.R. Bard, Inc.	7,020,131
204,500	Endo Pharmaceutical Holdings, Inc.[a]	6,486,740
130,300	Illumina, Inc.[a,b]	6,280,460
209,800	Medicines Company[a]	5,414,938
245,000	Thoratec Corporation[a]	8,477,000
71,400	Waters Corporation[a]	5,949,762
124,169	Zimmer Holdings, Inc.	8,396,308

	Total	54,706,299

Industrials (11.5%)
236,893	CSX Corporation	4,915,530
672,966	Manitowoc Company, Inc.	8,977,366
108,008	Manpower, Inc.	3,974,694
514,100	McDermott International, Inc.[a]	6,282,302

Shares	Common Stock (94.0%)	Value
Industrials (11.5%) - continued
316,934	Oshkosh Corporation[a]	$8,693,500
88,082	Parker Hannifin Corporation	7,361,894
602,000	Southwest Airlines Company	5,279,540
34,532	SPX Corporation	2,258,738
159,288	Tyco International, Ltd.	8,961,543

	Total	56,705,107

Information Technology (18.3%)
202,300	Akamai Technologies, Inc.[a]	7,739,998
120,000	Alliance Data Systems Corporation[a]	17,034,000
401,466	CoreLogic, Inc.[a]	10,650,893
137,704	eBay, Inc.[a]	6,666,251
173,752	Itron, Inc.[a]	7,497,399
319,732	Juniper Networks, Inc.[a]	5,470,615
660,166	NVIDIA Corporation[a]	8,806,614
773,713	Teradyne, Inc.[a]	11,002,199
292,991	Xilinx, Inc.	9,788,829
329,000	Yahoo!, Inc.[a]	5,255,775

	Total	89,912,573

Materials (2.5%)
141,412	Silgan Holdings, Inc.	6,152,836
541,700	Steel Dynamics, Inc.	6,083,291

	Total	12,236,127

Utilities (4.7%)
345,700	CMS Energy Corporation	8,141,235
468,278	NV Energy, Inc.	8,433,687
210,500	Public Service Enterprise Group, Inc.	6,773,890

	Total	23,348,812

	Total Common Stock (cost $395,164,557)	462,800,511

Shares	Collateral Held for Securities Loaned (2.5%)	Value
12,204,700	Thrivent Financial Securities Lending Trust	12,204,700

	Total Collateral Held for Securities Loaned (cost $12,204,700)	12,204,700

Shares or Principal Amount	Short-Term Investments (4.8%)	Value
	Federal Home Loan Bank Discount Notes
3,500,000	0.065%, 10/24/2012[c]	3,499,842
	U.S. Treasury Bills
20,000,000	0.085%, 10/11/2012[c]	19,999,433

	Total Short-Term Investments (at amortized cost)	23,499,275

	Total Investments (cost $430,868,532) 101.3%	$498,504,486

	Other Assets and Liabilities, Net (1.3%)	(6,398,265)

	Total Net Assets 100.0%	$492,106,221

a	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Mid Cap Stock Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for     federal income tax purposes, were as follows:

Gross unrealized appreciation	$89,829,753
Gross unrealized depreciation	(22,193,799)

Net unrealized appreciation (depreciation)	$67,635,954

Cost for federal income tax purposes	$430,868,532

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	71,536,695	71,536,695	–	–
Consumer Staples	15,275,771	15,275,771	–	–
Energy	34,915,407	34,915,407	–	–
Financials	104,163,720	104,163,720	–	–
Health Care	54,706,299	54,706,299	–	–
Industrials	56,705,107	56,705,107	–	–
Information Technology	89,912,573	89,912,573	–	–
Materials	12,236,127	12,236,127	–	–
Utilities	23,348,812	23,348,812	–	–
Collateral Held for Securities Loaned	12,204,700	12,204,700	–	–
Short-Term Investments	23,499,275	–	23,499,275	–

Total	$498,504,486	$475,005,211	$23,499,275	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust -Collateral Investment	$9,724,975	$50,819,810	$48,340,085	12,204,700	$12,204,700	$91,195
Total Value and Income Earned	9,724,975				12,204,700	91,195

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Mid Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (13.9%)
5,100	Aaron’s, Inc.	$141,831
5,200	Advance Auto Parts, Inc.	355,888
5,750	Aeropostale, Inc.[a]	77,798
4,100	AMC Networks, Inc.[a]	178,432
12,780	American Eagle Outfitters, Inc.	269,402
3,450	Ann, Inc.[a]	130,168
8,800	Ascena Retail Group, Inc.[a]	188,760
3,000	Bally Technologies, Inc.[a]	148,170
2,770	Barnes & Noble, Inc.[a,b]	35,401
2,010	Bob Evans Farms, Inc.	78,651
5,355	Brinker International, Inc.	189,032
3,700	Carter’s, Inc.[a]	199,208
3,600	Cheesecake Factory, Inc.	128,700
11,800	Chico’s FAS, Inc.	213,698
7,200	Cinemark Holdings, Inc.	161,496
4,400	Collective Brands, Inc.[a]	95,524
2,700	Deckers Outdoor Corporation[a,b]	98,928
4,100	DeVry, Inc.	93,316
6,900	Dick’s Sporting Goods, Inc.	357,765
5,100	DreamWorks Animation SKG, Inc.[a,b]	98,073
10,700	Foot Locker, Inc.	379,850
10,220	Gentex Corporation	173,842
4,400	Guess ?, Inc.	111,848
6,900	Hanesbrands, Inc.[a]	219,972
2,700	HSN, Inc.	132,435
1,870	International Speedway Corporation	53,052
1,200	ITT Educational Services, Inc.[a]	38,676
5,400	Jarden Corporation	285,336
3,300	John Wiley and Sons, Inc.	151,635
5,400	KB Home[b]	77,490
4,000	Lamar Advertising Company[a]	148,240
2,900	Life Time Fitness, Inc.[a]	132,646
21,100	LKQ Corporation[a]	390,350
2,700	M.D.C. Holdings, Inc.	103,977
2,000	Matthews International Corporation	59,640
2,600	Meredith Corporation[b]	91,000
4,070	Mohawk Industries, Inc.[a]	325,681
8,600	New York Times Company[a]	83,936
400	NVR, Inc.[a]	337,800
20,300	Office Depot, Inc.[a]	51,968
2,100	Panera Bread Company[a]	358,869
7,700	PetSmart, Inc.	531,146
4,600	Polaris Industries, Inc.	372,002
5,000	PVH Corporation	468,600
4,000	Regis Corporation	73,520
4,200	Rent-A-Center, Inc.	147,336
7,350	Saks, Inc.[a,b]	75,778
1,810	Scholastic Corporation	57,522
4,100	Scientific Games Corporation[a]	33,907
15,300	Service Corporation International	205,938
5,800	Signet Jewelers, Ltd.	282,808
4,820	Sotheby’s Holdings, Inc.	151,830
800	Strayer Education, Inc.	51,480
4,300	Tempur-Pedic International, Inc.[a]	128,527
3,100	Thor Industries, Inc.	112,592
10,600	Toll Brothers, Inc.[a]	352,238
5,100	Tractor Supply Company	504,339
4,000	Tupperware Brands Corporation	214,360
5,500	Under Armour, Inc.[a,b]	307,065
2,900	Valassis Communications, Inc.[a]	71,601
2,900	Warnaco Group, Inc.[a]	150,510

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (13.9%) - continued
20,114	Wendy’s Company	$91,519
6,180	Williams-Sonoma, Inc.	271,735
3,900	WMS Industries, Inc.[a]	63,882

	Total	11,668,719

Consumer Staples (3.3%)
9,920	Church & Dwight Company, Inc.	535,581
4,650	Energizer Holdings, Inc.	346,936
8,150	Flowers Foods, Inc.	164,467
9,200	Green Mountain Coffee Roasters, Inc.[a,b]	218,500
3,510	Harris Teeter Supermarkets, Inc.	136,328
8,400	Hillshire Brands Company	224,952
5,400	Ingredion, Inc.	297,864
1,440	Lancaster Colony Corporation	105,480
2,300	Post Holdings, Inc.[a]	69,138
3,900	Ralcorp Holdings, Inc.[a]	284,700
9,600	Smithfield Foods, Inc.[a]	188,640
15,200	SUPERVALU, Inc.[b]	36,632
1,512	Tootsie Roll Industries, Inc.	40,794
1,640	Universal Corporation	83,509

	Total	2,733,521

Energy (5.8%)
15,100	Arch Coal, Inc.[b]	95,583
4,000	Atwood Oceanics, Inc.[a]	181,800
3,400	Bill Barrett Corporation[a]	84,218
1,400	Carbo Ceramics, Inc.[b]	88,088
6,100	Cimarex Energy Company	357,155
5,400	Dresser-Rand Group, Inc.[a]	297,594
2,500	Dril-Quip, Inc.[a]	179,700
5,100	Energen Corporation	267,291
8,400	Forest Oil Corporation[a]	70,980
7,000	Helix Energy Solutions Group, Inc.[a]	127,890
14,590	HollyFrontier Corporation	602,129
4,300	Northern Oil and Gas, Inc.[a]	73,057
7,700	Oceaneering International, Inc.	425,425
3,900	Oil States International, Inc.[a]	309,894
10,900	Patterson-UTI Energy, Inc.	172,656
9,139	Plains Exploration & Production Company[a]	342,438
8,500	Quicksilver Resources, Inc.[a,b]	34,765
3,800	Rosetta Resources, Inc.[a]	182,020
4,600	SM Energy Company	248,906
11,200	Superior Energy Services, Inc.[a]	229,824
3,600	Tidewater, Inc.	174,708
3,000	Unit Corporation[a]	124,500
5,100	World Fuel Services Corporation	181,611

	Total	4,852,232

Financials (21.7%)
3,700	Affiliated Managers Group, Inc.[a]	455,100
3,060	Alexander & Baldwin, Inc.[a]	90,362
4,500	Alexandria Real Estate Equities, Inc.	330,840
1,200	Alleghany Corporation[a]	413,928
6,400	American Campus Communities, Inc.	280,832
5,635	American Financial Group, Inc.	213,566
14,380	Apollo Investment Corporation	113,171
8,600	Arthur J. Gallagher & Company	308,052
5,100	Aspen Insurance Holdings, Ltd.	155,499

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Mid Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.3%)	Value
Financials (21.7%) - continued
12,193	Associated Banc-Corp	$160,582
5,870	Astoria Financial Corporation[b]	57,996
5,900	BancorpSouth, Inc.	86,966
3,300	Bank of Hawaii Corporation	150,546
10,900	BioMed Realty Trust, Inc.	204,048
5,400	BRE Properties, Inc.	253,206
8,300	Brown & Brown, Inc.	216,381
5,900	Camden Property Trust	380,491
5,300	Cathay General Bancorp	91,478
6,200	CBOE Holdings, Inc.	182,404
3,320	City National Corporation	171,013
5,369	Commerce Bancshares, Inc.	216,532
5,100	Corporate Office Properties Trust	122,247
4,400	Cullen/Frost Bankers, Inc.	252,692
19,200	Duke Realty Corporation	282,240
10,200	East West Bancorp, Inc.	215,424
8,200	Eaton Vance Corporation	237,472
4,300	Equity One, Inc.	90,558
2,500	Essex Property Trust, Inc.	370,600
3,710	Everest Re Group, Ltd.	396,822
4,500	Federal Realty Investment Trust	473,850
15,105	Fidelity National Financial, Inc.	323,096
7,500	First American Financial Corporation	162,525
25,100	First Niagara Financial Group, Inc.	203,059
7,798	FirstMerit Corporation	114,864
14,200	Fulton Financial Corporation	140,012
2,000	Greenhill & Company, Inc.	103,500
6,000	Hancock Holding Company	185,700
3,170	Hanover Insurance Group, Inc.	118,114
7,150	HCC Insurance Holdings, Inc.	242,313
5,400	Highwoods Properties, Inc.	176,148
3,500	Home Properties, Inc.	214,445
8,700	Hospitality Properties Trust	206,886
3,900	International Bancshares Corporation	74,295
13,300	Janus Capital Group, Inc.	125,552
9,200	Jefferies Group, Inc.	125,948
3,100	Jones Lang LaSalle, Inc.	236,685
3,800	Kemper Corporation	116,698
8,300	Liberty Property Trust	300,792
9,468	Macerich Company	541,854
6,000	Mack-Cali Realty Corporation	159,600
2,600	Mercury General Corporation	100,490
8,600	MSCI, Inc.[a]	307,794
7,700	National Retail Properties, Inc.	234,850
31,211	New York Community Bancorp, Inc.[b]	441,948
17,250	Old Republic International Corporation	160,425
7,700	Omega Healthcare Investors, Inc.	175,021
2,907	Potlatch Corporation	108,634
3,100	Prosperity Bancshares, Inc.	132,122
5,670	Protective Life Corporation	148,611
7,925	Raymond James Financial, Inc.	290,451
8,712	Rayonier, Inc. REIT	426,975
9,400	Realty Income Corporation	384,366
6,400	Regency Centers Corporation	311,872
5,200	Reinsurance Group of America, Inc.	300,924
9,740	SEI Investments Company	208,923
12,500	Senior Housing Property Trust	272,250
3,300	Signature Bank[a]	221,364
6,400	SL Green Realty Corporation	512,448

Shares	Common Stock (98.3%)	Value
Financials (21.7%) - continued
3,200	StanCorp Financial Group, Inc.	$99,968
3,130	SVB Financial Group[a]	189,240
56,100	Synovus Financial Corporation	132,957
4,300	Taubman Centers, Inc.	329,939
11,520	TCF Financial Corporation	137,549
4,600	Trustmark Corporation	111,964
17,803	UDR, Inc.	441,870
13,984	Valley National Bancorp[b]	140,120
7,975	W.R. Berkley Corporation	298,983
6,140	Waddell & Reed Financial, Inc.	201,208
7,527	Washington Federal, Inc.	125,550
5,230	Webster Financial Corporation	123,951
8,000	Weingarten Realty Investors	224,880
2,020	Westamerica Bancorporation	95,041

	Total	18,239,672

Health Care (10.3%)
12,300	Allscripts Healthcare Solutions, Inc.[a]	152,889
3,500	AMERIGROUP Corporation[a]	320,005
1,400	Bio-Rad Laboratories, Inc.[a]	149,408
3,400	Charles River Laboratories International, Inc.[a]	134,640
6,400	Community Health Systems, Inc.[a]	186,496
3,400	Cooper Companies, Inc.	321,164
3,910	Covance, Inc.[a]	182,558
8,300	Endo Pharmaceutical Holdings, Inc.[a]	263,276
18,200	Health Management Associates, Inc.[a]	152,698
5,880	Health Net, Inc.[a]	132,359
6,400	Henry Schein, Inc.[a]	507,328
4,450	Hill-Rom Holdings, Inc.	129,317
6,100	HMS Holdings Corporation[a]	203,923
18,800	Hologic, Inc.[a]	380,512
3,900	IDEXX Laboratories, Inc.[a]	387,465
3,400	LifePoint Hospitals, Inc.[a]	145,452
3,800	Masimo Corporation[a]	91,884
4,200	Medicis Pharmaceutical Corporation	181,734
3,500	Mednax, Inc.[a]	260,575
2,200	Mettler-Toledo International, Inc.[a]	375,628
7,920	Omnicare, Inc.	269,042
4,550	Owens & Minor, Inc.	135,954
5,400	Regeneron Pharmaceuticals, Inc.[a]	824,364
10,100	ResMed, Inc.	408,747
4,100	STERIS Corporation	145,427
2,500	Techne Corporation	179,850
2,940	Teleflex, Inc.	202,390
4,200	Thoratec Corporation[a]	145,320
3,500	United Therapeutics Corporation[a]	195,580
6,300	Universal Health Services, Inc.	288,099
6,200	VCA Antech, Inc.[a]	122,326
15,320	Vertex Pharmaceuticals, Inc.[a]	857,154
3,000	Wellcare Health Plans, Inc.[a]	169,650

	Total	8,603,214

Industrials (15.5%)
3,000	Acuity Brands, Inc.	189,870
8,000	Aecom Technology Corporation[a]	169,280
6,930	AGCO Corporation[a]	329,036
4,980	Alaska Air Group, Inc.[a]	174,599
2,300	Alliant Techsystems, Inc.	115,253

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

Mid Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.3%)	Value
Industrials (15.5%) - continued
17,232	AMETEK, Inc.	$610,874
7,400	BE Aerospace, Inc.[a]	311,540
3,360	Brink’s Company	86,318
4,440	Carlisle Companies, Inc.	230,525
3,600	CLARCOR, Inc.	160,668
3,400	Clean Harbors, Inc.[a]	166,090
3,930	Con-way, Inc.	107,564
7,700	Copart, Inc.[a]	213,521
2,400	Corporate Executive Board Company	128,712
7,100	Corrections Corporation of America	237,495
3,500	Crane Company	139,755
3,600	Deluxe Corporation	110,016
9,800	Donaldson Company, Inc.	340,158
2,200	Esterline Technologies Corporation[a]	123,508
13,300	Exelis, Inc.	137,522
11,400	Fortune Brands Home and Security, Inc.[a]	307,914
3,000	FTI Consulting, Inc.[a]	80,040
3,500	Gardner Denver, Inc.	211,435
3,320	GATX Corporation	140,901
3,500	General Cable Corporation[a]	102,830
4,300	Graco, Inc.	216,204
2,460	Granite Construction, Inc.	70,651
5,700	Harsco Corporation	117,021
4,090	Herman Miller, Inc.	79,510
3,230	HNI Corporation	82,397
3,830	Hubbell, Inc.	309,234
3,501	Huntington Ingalls Industries, Inc.[a]	147,217
5,900	IDEX Corporation	246,443
6,500	ITT Corporation	130,975
6,440	JB Hunt Transport Services, Inc.	335,138
16,175	JetBlue Airways Corporation[a]	77,478
7,800	Kansas City Southern	591,084
10,400	KBR, Inc.	310,128
5,640	Kennametal, Inc.	209,131
4,000	Kirby Corporation[a]	221,120
3,340	Korn/Ferry International[a]	51,202
3,300	Landstar System, Inc.	156,024
3,400	Lennox International, Inc.	164,424
5,900	Lincoln Electric Holdings, Inc.	230,395
5,670	Manpower, Inc.	208,656
2,960	Matson, Inc.	61,894
2,200	Mine Safety Appliances Company	81,994
3,300	MSC Industrial Direct Company, Inc.	222,618
3,980	Nordson Corporation	233,308
6,500	Oshkosh Corporation[a]	178,295
3,000	Regal-Beloit Corporation	211,440
4,622	Rollins, Inc.	108,108
4,700	Shaw Group, Inc.[a]	205,014
3,660	SPX Corporation	239,401
7,800	Terex Corporation[a]	176,124
5,800	Timken Company	215,528
4,000	Towers Watson & Company	212,200
5,695	Trinity Industries, Inc.	170,679
3,500	Triumph Group, Inc.	218,855
6,598	United Rentals, Inc.[a]	215,821
5,400	URS Corporation	190,674
7,300	UTI Worldwide, Inc.	98,331
1,600	Valmont Industries, Inc.	210,400

Shares	Common Stock (98.3%)	Value
Industrials (15.5%) - continued
3,400	Wabtec Corporation	$272,986
8,700	Waste Connections, Inc.	263,175
2,100	Watsco, Inc.	159,159
3,200	Werner Enterprises, Inc.	68,384
4,300	Woodward, Inc.	146,114

	Total	13,040,358

Information Technology (15.4%)
2,820	ACI Worldwide, Inc.[a]	119,173
5,390	Acxiom Corporation[a]	98,475
4,580	ADTRAN, Inc.	79,142
2,300	Advent Software, Inc.[a]	56,511
3,600	Alliance Data Systems Corporation[a]	511,020
6,600	ANSYS, Inc.[a]	484,440
6,400	AOL, Inc.[a]	225,472
7,870	Arrow Electronics, Inc.[a]	265,298
31,320	Atmel Corporation[a]	164,743
10,120	Avnet, Inc.[a]	294,391
8,900	Broadridge Financial Solutions, Inc.	207,637
19,580	Cadence Design Systems, Inc.[a]	251,897
7,100	Ciena Corporation[a]	96,560
15,300	Compuware Corporation[a]	151,623
3,300	Concur Technologies, Inc.[a]	243,309
8,100	Convergys Corporation	126,927
7,500	CoreLogic, Inc.[a]	198,975
8,200	Cree, Inc.[a,b]	209,346
9,800	Cypress Semiconductor Corporation[a]	105,056
4,430	Diebold, Inc.	149,335
2,210	DST Systems, Inc.	124,998
3,400	Equinix, Inc.[a]	700,570
3,000	FactSet Research Systems, Inc.	289,260
2,450	Fair Isaac Corporation	108,437
9,000	Fairchild Semiconductor International, Inc.[a]	118,080
6,600	Gartner, Inc.[a]	304,194
5,600	Global Payments, Inc.	234,248
7,700	Informatica Corporation[a]	268,037
10,700	Ingram Micro, Inc.[a]	162,961
10,150	Integrated Device Technology, Inc.[a]	59,682
3,000	InterDigital, Inc.	111,810
4,950	International Rectifier Corporation[a]	82,615
9,000	Intersil Corporation	78,750
2,800	Itron, Inc.[a]	120,820
6,160	Jack Henry & Associates, Inc.	233,464
6,000	Lender Processing Services, Inc.	167,340
5,000	Lexmark International, Inc.	111,250
1,600	ManTech International Corporation	38,400
16,400	MEMC Electronic Materials, Inc.[a]	45,100
6,570	Mentor Graphics Corporation[a]	101,704
5,700	MICROS Systems, Inc.[a]	279,984
8,500	Monster Worldwide, Inc.[a]	62,305
6,662	National Instruments Corporation	167,683
11,300	NCR Corporation[a]	263,403
4,800	NeuStar, Inc.[a]	192,144
8,400	Parametric Technology Corporation[a]	183,120
3,040	Plantronics, Inc.	107,403

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

Mid Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.3%)	Value
Information Technology (15.4%) - continued
12,540	Polycom, Inc.[a]	$123,770
6,800	QLogic Corporation[a]	77,656
7,700	Rackspace Hosting, Inc.[a]	508,893
19,640	RF Micro Devices, Inc.[a]	77,578
11,000	Riverbed Technology, Inc.[a]	255,970
7,740	Rovi Corporation[a]	112,307
4,690	Semtech Corporation[a]	117,953
2,800	Silicon Laboratories, Inc.[a]	102,928
13,600	Skyworks Solutions, Inc.[a]	320,484
4,300	Solarwinds, Inc.[a]	239,682
4,900	Solera Holdings, Inc.	214,963
10,580	Synopsys, Inc.[a]	349,352
2,780	Tech Data Corporation[a]	125,934
24,700	Tellabs, Inc.	87,438
11,000	TIBCO Software, Inc.[a]	332,530
8,900	Trimble Navigation, Ltd.[a]	424,174
5,100	ValueClick, Inc.[a]	87,669
7,600	VeriFone Systems, Inc.[a]	211,660
9,420	Vishay Intertechnology, Inc.[a]	92,599
2,800	Wright Express Corporation[a]	195,216
3,700	Zebra Technologies Corporation[a]	138,898

	Total	12,954,746

Materials (6.8%)
6,320	Albemarle Corporation	332,938
4,700	AptarGroup, Inc.	243,037
5,300	Ashland, Inc.	379,480
4,290	Cabot Corporation	156,885
3,100	Carpenter Technology Corporation	162,192
8,200	Commercial Metals Company	108,240
2,300	Compass Minerals International, Inc.	171,557
3,260	Cytec Industries, Inc.	213,595
2,600	Domtar Corporation	203,554
2,200	Greif, Inc.	97,196
3,800	Intrepid Potash, Inc.[a]	81,624
9,800	Louisiana-Pacific Corporation[a]	122,500
3,220	Martin Marietta Materials, Inc.[b]	266,841
1,280	Minerals Technologies, Inc.	90,791
800	NewMarket Corporation	197,184
5,700	Olin Corporation	123,861
6,900	Packaging Corporation of America	250,470
5,300	Reliance Steel & Aluminum Company	277,455
5,000	Rock-Tenn Company	360,900
4,200	Royal Gold, Inc.	419,412
9,400	RPM International, Inc.	268,276
2,800	Scotts Miracle-Gro Company	121,716
3,530	Sensient Technologies Corporation	129,763
3,500	Silgan Holdings, Inc.	152,285
7,080	Sonoco Products Company	219,409
15,600	Steel Dynamics, Inc.	175,188
6,060	Valspar Corporation	339,966
3,700	Worthington Industries, Inc.	80,142

	Total	5,746,457

Telecommunications Services (0.6%)
7,195	Telephone & Data Systems, Inc.	184,264

Shares	Common Stock (98.3%)	Value
Telecommunications Services (0.6%) - continued
10,700	TW Telecom, Inc.[a]	$278,949

	Total	463,213

Utilities (5.0%)
7,900	Alliant Energy Corporation	342,781
9,866	Aqua America, Inc.	244,282
6,400	Atmos Energy Corporation	229,056
3,100	Black Hills Corporation	110,267
4,300	Cleco Corporation	180,514
10,863	Great Plains Energy, Inc.	241,810
6,880	Hawaiian Electric Industries, Inc.	181,013
3,530	IDACORP, Inc.	152,743
13,425	MDU Resources Group, Inc.	295,887
5,900	National Fuel Gas Company	318,836
16,800	NV Energy, Inc.	302,568
6,990	OGE Energy Corporation	387,666
5,675	PNM Resources, Inc.	119,345
12,500	Questar Corporation	254,125
8,000	UGI Corporation	254,000
5,790	Vectren Corporation	165,594
8,920	Westar Energy, Inc.	264,567
3,710	WGL Holdings, Inc.	149,328

	Total	4,194,382

	Total Common Stock (cost $65,716,915)	82,496,514

Shares	Collateral Held for Securities Loaned (2.8%)	Value
2,361,137	Thrivent Financial Securities Lending Trust	2,361,137

	Total Collateral Held for Securities Loaned (cost $2,361,137)	2,361,137

Shares or Principal Amount	Short-Term Investments (0.9%)	Value
	Federal Home Loan Mortgage Corporation Discount Notes
200,000	0.160%, 12/17/2012[c,d]	199,930
545,602	Thrivent Financial Securities Lending Trust	545,602

	Total Short-Term Investments (at amortized cost)	745,532

	Total Investments (cost $68,823,584) 102.0%	$85,603,183

	Other Assets and Liabilities, Net (2.0%)	(1,642,110)

	Total Net Assets 100.0%	$83,961,073

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At September 28, 2012, $199,930 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

Mid Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

d	At September 28, 2012, $199,930 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$22,162,165
Gross unrealized depreciation	(5,382,566)

Net unrealized appreciation (depreciation)	$16,779,599
Cost for federal income tax purposes	$68,823,584

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	11,668,719	11,668,719	–	–
Consumer Staples	2,733,521	2,733,521	–	–
Energy	4,852,232	4,852,232	–	–
Financials	18,239,672	18,239,672	–	–
Health Care	8,603,214	8,603,214	–	–
Industrials	13,040,358	13,040,358	–	–
Information Technology	12,954,746	12,954,746	–	–
Materials	5,746,457	5,746,457	–	–
Telecommunications Services	463,213	463,213	–	–
Utilities	4,194,382	4,194,382	–	–
Collateral Held for Securities Loaned	2,361,137	2,361,137	–	–
Short-Term Investments	745,532	545,602	199,930	–

Total	$85,603,183	$85,403,253	$199,930	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	43,000	43,000	–	–

Total Liability Derivatives	$43,000	$43,000	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini Futures	14	December 2012	$1,424,100	$1,381,100	($43,000)
Total Futures Contracts					($43,000)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust-Collateral Investment	$3,326,354	$16,786,277	$17,751,494	2,361,137	$2,361,137	$42,375
Securities Lending Trust- Short Term Investment	–	668,801	123,199	545,602	545,602	14
Total Value and Income Earned	3,326,354				2,906,739	42,389

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (88.6%)	Value
Australia (3.5%)
284,595	ALS, Ltd.	$2,522,952
358,831	Amcor, Ltd.	2,879,182
125,811	Australia & New Zealand Banking Group, Ltd.	3,215,180
2,668,186	Beach Energy, Ltd.	3,484,460
315,191	BHP Billiton, Ltd.	10,769,723
52,742	Flight Centre, Ltd.[a]	1,280,933
349,468	GrainCorp, Ltd.	3,250,432
1,839,871	Imdex, Ltd.	3,119,171
796,458	Mermaid Marine Australia, Ltd.	2,553,882
327,851	Mineral Resources, Ltd.	2,595,382
99,396	Monadelphous Group, Ltd.[a]	2,021,583
222,171	NRW Holdings, Ltd.	470,121
103,323	Ramsay Health Care, Ltd.	2,568,534
80,090	Rio Tinto, Ltd.	4,399,126
659,791	SAI Global, Ltd.	2,892,348
825,698	Westfield Retail Trust	2,465,468

	Total	50,488,477

Austria (0.1%)
37,091	Voestalpine AG	1,111,859

	Total	1,111,859

Belgium (1.1%)
107,715	Anheuser-Busch InBev NV	9,214,872
35,718	Barco NV	2,430,735
21,385	Compagnie d’ Entreprises CFE	1,083,726
42,397	EVS Broadcast Equipment SA	2,342,697

	Total	15,072,030

Bermuda (0.3%)
341,000	Cheung Kong Infrastructure Holdings, Ltd.	2,062,180
3,113,000	Pacific Basin Shipping, Ltd.	1,420,430
115,461	VimpelCom, Ltd.	1,373,986

	Total	4,856,596

Brazil (2.3%)
188,600	All America Latina Logistica SA	774,960
168,000	Autometal SA	1,548,028
159,320	Banco Bradesco SA ADR	2,560,272
168,600	Banco do Estado do Rio Grande do Sul SA	1,471,222
138,400	Cia Paranaense de Energia	2,259,731
47,200	Cyrela Brazil Realty SA Empreendimentos e Participacoes	403,723
307,900	Embraer SA	2,051,907
34,000	Even Construtora e Incorporadora SA	131,153
37,849	Lojas Renner SA	1,256,499
47,168	Multiplan Empreendimentos Imobiliarios SA	1,386,712
236,600	Petroleo Brasileiro SA ADR	5,427,605
134,000	Petroleo Brasileiro SA PREF ADR	2,957,380
102,900	Porto Seguro PT	1,035,472
664,300	Rossi Residencial SA	1,658,088
102,500	Souza Cruz SA	1,373,745
208,700	Sul America SA	1,540,092
114,000	Ultrapar Participacoes SA ADR[a]	2,543,340
154,000	Vale SA SP PREF ADR	2,673,440

	Total	33,053,369

Shares	Common Stock (88.6%)	Value
Canada (3.6%)
51,569	Agrium, Inc.	$5,350,461
81,917	Alimentation Couche-Tard, Inc.	3,764,632
17,323	Bank of Nova Scotia[a]	950,113
127,779	Barrick Gold Corporation	5,339,397
75,073	Canadian National Railway Company	6,642,865
32,400	Canadian Natural Resources, Ltd.	999,585
30,884	Dollarama, Inc.	1,971,286
87,521	Enbridge, Inc.[a]	3,418,580
405,600	Encana Corporation[a]	8,890,751
55,126	Gibson Energy, Inc.	1,291,376
200,883	Lundin Mining Corporation[b]	1,025,768
22,957	Metro, Inc.	1,363,736
122,427	Pacific Rubiales Energy Corporation[a]	2,925,247
128,124	Sherritt International Corporation	649,026
102,177	Suncor Energy, Inc.	3,361,209
74,400	Talisman Energy, Inc.	994,422
178,211	Yamana Gold, Inc.[a]	3,404,336

	Total	52,342,790

Chile (0.4%)
18,200	Banco Santander Chile SA ADR[a]	1,332,968
52,397	Cia Cervecerias Unidas SA	3,737,478

	Total	5,070,446

China (0.8%)
3,516,000	China Petroleum & Chemical Corporation	3,261,393
512,000	Dongfeng Motor Group Co., Ltd.	594,964
4,774,000	PetroChina Company, Ltd.	6,171,941
1,126,000	Yanzhou Coal Mining Company, Ltd.	1,695,817

	Total	11,724,115

Colombia (0.2%)
40,947	Bancolombia SA	2,444,945

	Total	2,444,945

Cyprus (0.2%)
345,465	Prosafe SE	2,845,705

	Total	2,845,705

Czech Republic (0.2%)
41,437	CEZ AS	1,546,115
8,998	Komercni Banka AS	1,786,145

	Total	3,332,260

Denmark (1.3%)
88,037	Christian Hansen Holding AS	2,645,579
5,038	Coloplast AS	1,049,830
547,200	Danske Bank AS ADR[b]	9,861,502
35,110	Novo Nordisk AS	5,525,400

	Total	19,082,311

Egypt (<0.1%)
307,503	Ezz Steel	610,584

	Total	610,584

Finland (0.8%)
240,953	Amer Sports Oyj	3,140,868
419,500	Neste Oil Oyj[a]	5,511,503

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (88.6%)	Value
Finland (0.8%) - continued
71,807	Outotec Oyj	$3,419,439

	Total	12,071,810

France (5.9%)
109,608	Alten, Ltd.	3,505,721
37,903	AtoS	2,637,171
625,854	AXA SA	9,317,510
151,482	Beneteau SA	1,656,423
96,692	Bouygues SA	2,351,282
228,250	Cap Gemini SA	9,645,597
29,156	Casino Guichard Perrachon SA	2,579,034
20,389	Christian Dior SA	2,731,158
23,380	Cie Generale des Etablissements Michelin	1,830,694
223,992	Compagnie de Saint-Gobain	7,840,199
364,950	GDF Suez[a]	8,135,478
50,609	Ingenico	2,601,574
21,980	Sanofi	1,880,971
28,212	Sartorius Stedim Biotech	2,540,779
183,100	Total SAa	9,109,210
11,816	Unibail-Rodamco	2,354,521
74,699	Vinci SA	3,178,291
15,779	Virbac SA	2,730,050
436,904	Vivendi SA	8,513,952

	Total	85,139,615

Germany (7.1%)
102,819	BASF SE	8,687,802
20,282	Bilfinger SE	1,795,763
25,908	Brenntag AG	3,319,809
4,865,450	Commerzbank AGb	8,704,165
196,850	Daimler AG	9,554,226
39,970	Delticom AGa	2,670,818
158,650	Deutsche Boerse AG	8,779,327
65,834	Duerr AG	4,389,935
59,343	Gerresheimer AGb	3,103,621
63,018	Gerry Weber International AG	2,607,350
59,272	Henkel AG & Company KGaA	4,721,525
43,215	Lanxess AG	3,589,689
235,050	Metro AG	7,041,981
63,346	NORMA Group	1,709,952
26,217	Pfeiffer Vacuum Technology AG	2,804,199
42,186	RWE AG	1,887,741
99,089	SAP AG ADR	7,051,510
107,292	Suedzucker AG	3,800,799
96,137	Symrise AG	3,259,167
396,150	ThyssenKrupp AG	8,439,109
23,063	Volkswagen AG	4,216,961

	Total	102,135,449

Hong Kong (2.9%)
484,800	AIA Group, Ltd.	1,796,393
574,000	Cathay Pacific Airways, Ltd.	928,921
675,500	China Mobile, Ltd.	7,488,534
370,000	China Overseas Land & Investment, Ltd.	932,478
2,061,747	Dah Chong Hong Holdings, Ltd.	1,866,259
4,620,400	Guangzhou Automobile Group Company, Ltd.	3,022,609
336,000	Hang Lung Group, Ltd.	2,121,837
801,550	Hutchison Whampoa, Ltd.	7,729,961
3,971,767	New World Development Company, Ltd.	6,120,489

Shares	Common Stock (88.6%)	Value
Hong Kong (2.9%) - continued
4,453,000	Sany Heavy Equipment International Holdings Company, Ltd.	$2,410,851
1,699,000	Sinotruk Hong Kong, Ltd.	985,845
113,000	Swire Pacific, Ltd., Class A	1,379,593
340,000	Swire Pacific, Ltd., Class B	786,637
126,700	Swire Properties, Ltd.	391,099
363,000	Weichai Power Company, Ltd.	1,105,667
449,000	Wheelock and Company, Ltd.	1,928,985

	Total	40,996,158

Hungary (0.2%)
16,815	EGIS Pharmaceuticals plc	1,334,104
8,200	Richter Gedeon Nyrt	1,435,317

	Total	2,769,421

India (0.9%)
16,100	GlaxoSmithKline Pharmaceuticals, Ltd.	603,758
7,344	Grasim Industries, Ltd.	460,864
8,000	Grasim Industries, Ltd. GDR	503,568
35,500	Hero Motocorp, Ltd.	1,263,930
116,000	Hindustan Unilever, Ltd.	1,198,236
140,200	Housing Development Finance Corporation	2,053,786
25,000	ICICI Bank, Ltd.	501,030
33,946	ICICI Bank, Ltd. ADR	1,362,592
26,000	Infosys, Ltd.	1,253,149
16,504	Infosys, Ltd. ADR[a]	801,104
76,682	Reliance Industries, Ltd.[c]	2,420,755
20,696	Ultra Tech Cement, Ltd.	770,884
4,570	Ultra Tech Cement, Ltd. GDR	170,501

	Total	13,364,157

Indonesia (0.4%)
2,837,500	Bank Rakyat Indonesia Persero Tbk PT	2,199,259
86,500	Indo Tambangraya Megah Tbk PT	379,498
3,410,000	PT Astra International Tbk	2,628,303
3,572,000	Vale Indonesia Tbk PT	1,094,517

	Total	6,301,577

Ireland (0.4%)
43,622	Paddy Power plc	3,230,583
94,081	Ryanair Holdings plc ADR[b]	3,034,112

	Total	6,264,695

Israel (1.2%)
148,488	Gazit-Globe, Ltd.	1,623,300
40,332	Mellanox Technologies, Ltd.[a,b]	4,117,393
77,378	Radware, Inc.[b]	2,787,156
203,300	Teva Pharmaceutical Industries, Ltd. ADR	8,418,653

	Total	16,946,502

Italy (2.0%)
82,395	DiaSorin SPA	2,871,176
438,800	Eni SPA[a]	9,620,017
6,201,600	Intesa Sanpaolo SPA	9,456,480
7,473,925	Telecom Italia SPA	6,547,046

	Total	28,494,719

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (88.6%)	Value
Japan (14.1%)
72,300	Advantest Corporation	$939,992
47,700	Aisin Seiki Company, Ltd.	1,358,466
21,000	Alfresca Holdings Corporation	1,034,448
99,200	Aoyama Trading Company, Ltd.	1,896,528
193,015	Asics Corporation	2,603,591
380,000	Bank of Yokohama, Ltd.[a]	1,806,997
447,750	Bridgestone Corporation	10,384,332
210,258	Chiyoda Corporation	3,266,549
153,500	CMK Corporation	526,041
92,000	Daihatsu Motor Company, Ltd.[a]	1,532,869
471,350	Daiichi Sankyo Company, Ltd.[a]	7,764,184
252,000	Daiwa House Industry Company, Ltd.	3,651,454
2,243,651	Daiwa Securities Group, Inc.	8,522,034
56,600	East Japan Railway Company	3,744,944
37,700	FamilyMart Company, Ltd.[a]	1,852,180
248,000	Hino Motors, Ltd.	1,623,489
70,000	HIS Company, Ltd.	2,195,811
436,000	Hitachi, Ltd.	2,421,157
30,800	Hogy Medical Company, Ltd.	1,649,788
31,500	Idemitsu Kosan Company, Ltd.[a]	2,576,387
1,008,000	IHI Corporation	2,245,003
267,700	ITOCHU Corporation[a]	2,702,512
135,100	Japan Tobacco, Inc.	4,044,049
100,300	JTEKT Corporation	792,828
161,900	JX Holdings, Inc.	884,391
100,000	Kaken Pharmaceutical Company, Ltd.[a]	1,492,758
28,400	KDDI Corporation	2,202,774
100,000	Konica Minolta Holdings, Inc.	769,269
654,464	Kureha Corporation	2,606,322
287,000	Marubeni Corporation[a]	1,824,605
75,800	MEIJI Holdings Company, Ltd.[a]	3,761,662
827	Message Company, Ltd.	3,000,530
400,500	Mitsubishi Chemical Holdings Corporation[a]	1,529,712
369,800	Mitsubishi UFJ Financial Group, Inc.[a]	1,730,499
381,350	Mori Seiki Company, Ltd.[a]	2,427,016
458,995	MS and AD Insurance Group Holdings, Inc.	7,923,346
135,912	Nabtesco Corporation[a]	2,501,967
278,297	Nikkiso Company, Ltd.	3,433,459
323,600	Nikon Corporation[a]	8,898,116
1,367,900	Nippon Sheet Glass Company[a]	962,006
235,790	Nippon Shokubai Company, Ltd.	2,637,105
57,700	Nippon Telegraph & Telephone Corporation[a]	2,745,371
354,000	Nippon Yusen Kabushiki Kaisha[a]	625,345
1,140,950	Nissan Motor Company, Ltd.	9,710,284
1,396	NTT DoCoMo, Inc.[a]	2,255,483
212,334	OSG Corporation	2,948,413
61,718	Pigeon Corporation	2,818,362
54,631	Ryohin Keikaku Company, Ltd.	3,443,478
32,900	Ship Healthcare Holdings, Inc.	1,046,736
1,494,500	Sojitz Corporation[a]	1,932,193
1,704	So-net M3, Inc.	3,239,402
750,050	Sumitomo Corporation[a]	10,090,136
258,500	Sumitomo Electric Industries, Ltd.	2,733,806
3,147,300	Sumitomo Mitsui Trust Holdings, Inc.[a]	9,343,857
722,065	Sumitomo Osaka Cement Company, Ltd.	2,566,338

Shares	Common Stock (88.6%)	Value
Japan (14.1%) - continued
83,000	Suzuki Motor Corporation	$1,612,102
56,165	Sysmex Corporation	2,700,663
90,770	Tamron Company, Ltd.	2,771,347
497,287	Toda Kogyo Corporation[a]	1,760,749
198,500	Toyota Motor Corporation	7,783,051
21,100	Tsuruha Holdings, Inc.	1,578,550
120,452	Unipres Corporation	2,665,925
105,400	West Japan Railway Company[a]	4,501,134
93,000	Yokohama Rubber Company, Ltd.	687,227

	Total	201,281,122

Jersey (0.2%)
53,039	Wolseley plc	2,268,801

	Total	2,268,801

Lebanon (0.1%)
106,325	Solidere	1,339,695

	Total	1,339,695

Luxembourg (0.3%)
47,000	Tenaris SA ADR[a]	1,916,190
88,472	Ternium SA ADR	1,735,821

	Total	3,652,011

Malaysia (0.4%)
640,000	CIMB Group Holdings Berhad	1,567,556
843,100	Genting Berhad	2,396,380
406,000	Malayan Banking Berhad	1,194,995
199,400	Public Bank Berhad	937,650

	Total	6,096,581

Mexico (0.8%)
950,600	America Movil SAB de CV	1,211,167
172,000	Consorcio ARA SAB de CVb	53,851
31,500	Fomento Economico Mexicano SAB de CV ADR	2,897,371
13,500	Grupo Aeroportuario del Sureste SAB de CV ADR	1,196,100
645,300	Grupo Financiero Banorte SAB de CV ADR	3,647,179
452,600	Kimberly-Clark de Mexico SAB de CV	1,080,888
259,000	Organizacion Soriana SAB de CV	842,893

	Total	10,929,449

Netherlands (3.2%)
183,970	Aalberts Industries NV	3,302,462
2,212,700	Aegon NV	11,503,356
73,873	ASML Holding NV	3,951,352
34,664	European Aeronautic Defence and Space Company	1,098,673
31,807	Gemalto NVa	2,797,394
101,513	Imtech NV	2,680,471
131,547	Koninklijke (Royal) Ahold NV	1,647,569
232,100	Koninklijke DSM NV	11,578,141
49,420	Nutreco NV	3,661,333
113,281	TKH Group NV	2,364,179
30,270	Unilever NV	1,073,557

	Total	45,658,487

New Zealand (0.3%)
853,243	Ryman Healthcare, Ltd.	2,898,906

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (88.6%)	Value
New Zealand (0.3%) - continued
704,015	Telecom Corporation of New Zealand, Ltd.	$1,386,080

	Total	4,284,986

Norway (1.7%)
51,243	Petroleum Geo-Services ASA	852,414
76,459	Schibsted ASA	2,926,141
104,683	Seadrill, Ltd.	4,112,428
206,723	Statoil ASA	5,334,816
967,000	STX OSV Holdings, Ltd.[a]	1,273,892
96,277	TGS Nopec Geophysical Company ASA	3,139,426
360,430	Tomra Systems ASA	3,172,538
76,747	Yara International ASA	3,853,746

	Total	24,665,401

Panama (0.1%)
19,441	Copa Holdings SA	1,579,970

	Total	1,579,970

Philippines (0.2%)
2,576,000	Ayala Land, Inc.	1,471,873
658,242	Bank of the Philippine Islands	1,256,453
27,510	Globe Telecom, Inc.	762,875

	Total	3,491,201

Poland (0.5%)
63,197	Bank Handlowy w Warszawie SA	1,737,502
64,358	Bank Pekao SA	3,175,012
179,629	Grupa Lotos SAb	1,764,506

	Total	6,677,020

Portugal (0.3%)
6,114,837	Banco Espirito Santo SAb	4,433,536

	Total	4,433,536

Russia (0.7%)
539,880	Gazprom OAO	5,447,389
38,500	Lukoil ADR	2,379,655
9,854	Novolipetsk Steel OJSC	196,033
155,188	Sberbank of Russia	1,807,940

	Total	9,831,017

Singapore (1.6%)
2,662,000	Biosensors International Group, Ltd.[a,b]	2,638,677
5,120,000	China Minzhong Food Corporation, Ltd.[a,b]	3,360,217
2,935,000	Ezion Holdings, Ltd.[a]	3,203,185
26,041,000	GMG Global, Ltd.	2,876,246
873,140	Keppel Corporation, Ltd.	8,072,869
1,392,000	Raffles Medical Group, Ltd.	2,755,873

	Total	22,907,067

South Africa (1.0%)
170,683	ABSA Group, Ltd.	2,847,680
319,794	Aveng, Ltd.	1,205,767
90,889	Impala Platinum Holdings, Ltd.	1,518,150
59,584	Massmart Holdings, Ltd.	1,194,753
212,848	MTN Group, Ltd.	4,109,057
422,788	Pretoria Portland Cement Company, Ltd.	1,469,685

Shares	Common Stock (88.6%)	Value
South Africa (1.0%) - continued
181,000	Truworths International, Ltd.	$2,046,199

	Total	14,391,291

South Korea (2.9%)
2,033	AMOREPACIFIC Group	901,787
12,181	BS Financial Group, Inc.	130,843
4,101	E-Mart Company, Ltd.	892,374
11,530	Hyundai Heavy Industries Company, Ltd.	2,595,404
7,885	Hyundai Mobis	2,192,070
258,000	LG Uplus Corporation	1,683,418
25,639	Medy-Tox, Inc.	1,799,434
25,100	POSCO	8,214,157
17,290	POSCO ADR	1,409,827
6,250	Samsung Electronics Company, Ltd.	4,417,696
55,990	Samsung Heavy Industries Company, Ltd.	1,881,312
85,218	Shinhan Financial Group Company, Ltd.	2,896,440
13,255	Shinsegae Company, Ltd.	2,497,133
8,673	SK Telecom Company, Ltd.	1,139,255
489,477	SK Telecom Company, Ltd. ADR	7,116,996
101,580	Tera Semicon Company, Ltd.[b]	2,134,960

	Total	41,903,106

Spain (0.8%)
654,255	Banco Bilbao Vizcaya Argentaria SA	5,147,586
465,150	Iberdrola SA	2,108,995
25,528	Industria de Diseno Textil SA (Inditex)	3,171,927
32,691	Viscofan SA	1,497,235

	Total	11,925,743

Sweden (1.4%)
124,377	Boliden AB	2,080,043
67,348	Hexpol AB	2,619,819
86,133	Hoganas AB	3,000,196
171,218	JM ABa	3,134,381
393,187	Skandinaviska Enskilda Banken AB	3,294,672
380,211	Volvo AB	5,341,759

	Total	19,470,870

Switzerland (6.7%)
45,052	Actelion, Ltd.[b]	2,258,269
169,850	Adecco SAb	8,107,599
38,213	Aryzta AGb	1,834,238
19,752	Bucher Industries AG	3,541,544
9,855	Burckhardt Compression Holding AG	2,926,981
81,109	Compagnie Financiere Richemont SA	4,870,043
409,000	Credit Suisse Group[b]	8,647,997
9,380	Dufry AGb	1,125,240
299,130	EFG International AGb	2,486,378
5,146	Galenica AG	3,049,952
7,099	Givaudan SAb	6,739,821
140,768	Holcim, Ltd.[b]	8,965,659
177,030	Nestle SA	11,170,128
135,100	Novartis AG	8,268,595
101,024	Roche Holding AG	18,896,204

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (88.6%)	Value
Switzerland (6.7%) - continued
12,709	Zurich Insurance Group AGb	$3,168,448

	Total	96,057,096

Taiwan (1.0%)
3,192,000	Compal Electronics, Inc.	2,860,419
21,756	Hon Hai Precision Industry Company, Ltd. GDR	136,839
1,008,000	Novatek Microelectronics Corporation	3,629,662
553,000	Taiwan Fertilizer Company, Ltd.	1,494,689
337,300	Taiwan Mobile Company, Ltd.	1,230,044
1,124,951	Taiwan Semiconductor Manufacturing Company, Ltd.	3,460,658
64,361	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	1,018,191
3,052,000	Walsin Lihwa Corporation[b]	1,062,913

	Total	14,893,415

Thailand (1.7%)
150,400	Advanced Info Service pcl	1,044,471
757,875	Bangkok Bank pcl	4,936,436
198,100	Kasikornbank pcl	1,171,744
280,100	PTT Exploration & Production pcl	1,475,692
947,050	PTT pcl	10,101,349
133,100	Siam Cement pcl	1,715,254
269,200	Siam Commercial Bank pcl	1,469,381
913,100	Thai Oil Public Company, Ltd.	1,932,015

	Total	23,846,342

Turkey (0.4%)
563,982	Akbank TAS	2,228,861
29,848	Arcelik AS	158,943
31,670	BIM Birlesik Magazalar AS	1,321,286
77,984	Ford Otomotiv Sanayi AS	806,888
220,000	Turkiye Garanti Bankasi AS	919,083

	Total	5,435,061

United Kingdom (12.1%)
107,561	Aveva Group plc	3,422,388
420,121	Babcock International Group plc	6,299,188
2,912,451	BAE Systems plc	15,312,978
189,684	Bellway plc	2,821,010
170,922	BG Group plc	3,458,570
14,000	BHP Billiton plc	434,151
70,545	British American Tobacco plc	3,624,854
1,207,546	BT Group plc	4,501,434
313,520	BTG plc[b]	1,636,421
120,825	Diageo plc	3,402,219
328,506	Elementis plc	1,234,188
82,334	Eurasian Natural Resources	411,652
536,053	Fenner plc	3,352,794
270,653	FirstGroup plc	1,049,122
205,791	GlaxoSmithKline plc	4,750,209
494,358	Halma plc	3,389,426
135,014	Hikma Pharmaceuticals plc	1,585,106
188,950	HSBC Holdings plc ADR[a]	8,778,617
125,347	Imperial Tobacco Group plc	4,643,689
292,024	Inchcape plc	1,700,222
1,152,591	Intermediate Capital Group plc	5,564,820
1,156,948	ITV plc	1,653,899
252,130	Lancashire Holdings, Ltd.	3,358,977
852,014	Legal & General Group plc	1,818,974

Shares	Common Stock (88.6%)	Value
United Kingdom (12.1%) - continued
197,316	London Stock Exchange Group plc	$3,010,005
320,902	Mondi plc	3,273,754
561,236	Morgan Crucible Company plc	2,400,671
258,497	National Grid plc	2,851,452
30,972	Next plc	1,727,902
489,054	Pace plc	1,258,034
225,000	Pearson plc	4,398,439
289,218	Persimmon plc	3,548,246
252,396	Prudential plc	3,277,440
99,589	Rio Tinto plc	4,656,719
32,588	SABMiller plc	1,417,591
92,170	Spirax-Sarco Engineering plc	3,117,536
946,302	Spirent plc	2,369,638
166,070	Sports Direct International plc[b]	924,165
109,878	Standard Chartered plc	2,489,723
192,049	Telecity Group plc	2,781,067
2,410,882	Tesco plc	12,946,507
113,464	Ultra Electronics Holdings plc	2,827,763
93,330	Unilever plc	3,407,669
35,596	Vedanta Resources plc	593,839
3,047,987	Vodafone Group plc	8,661,285
57,735	Whitbread plc	2,117,585
786,050	WPP plc	10,706,720

	Total	172,968,658

United States (0.3%)
51,800	iShares MSCI Emerging Markets Index Fund	2,140,376
51,700	Vanguard MSCI Emerging Markets ETF	2,158,475

	Total	4,298,851

	Total Common Stock (cost $1,299,018,008)	1,270,806,367

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Angola (<0.1%)
	Republic of Angola Via Northern Lights III BV
450,000	7.000%, 8/16/2019	493,875

	Total	493,875

Argentina (0.3%)
	Arcos Dorados SA
73,000	7.500%, 10/1/2019	81,490
	Argentina Government International Bond
352,005	7.820%, 12/31/2033[d]	294,023
1,713,533	7.820%, 12/31/2033[d]	1,431,284
1,150,000	0.000%, 12/15/2035[e]	147,488
840,000	0.000%, 12/15/2035[e]	109,620
10,812,000	0.000%, 12/15/2035[d,e]	1,667,275

	Total	3,731,180

Azerbaijan (<0.1%)
	State Oil Company of Azerbaijan Republic
410,000	5.450%, 2/9/2017	438,610

	Total	438,610

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Belarus (0.1%)
	Belarus Government International Bond
$719,000	8.750%, 8/3/2015	$710,911
100,000	8.950%, 1/26/2018	98,100

	Total	809,011

Belize (<0.1%)
	Belize Government International Bond
120,000	8.500%, 2/20/2029	46,200

	Total	46,200

Bermuda (0.1%)
	China Resources Gas Group, Ltd
400,000	4.500%, 4/5/2022	433,744
	Digicel Group, Ltd.
400,000	8.250%, 9/30/2020[c]	420,000

	Total	853,744

Brazil (0.3%)
	Banco do Estado do Rio Grande de Sul SA
200,000	7.375%, 2/2/2022	222,500
	Banco do Estado do Rio Grande do Sul SA
680,000	7.375%, 2/2/2022[c]	756,500
	Brazil Government International Bond
100,000	5.875%, 1/15/2019	124,500
1,020,000	2.625%, 1/5/2023	1,018,980
670,000	5.625%, 1/7/2041	857,600
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[c,f]	1
	OGX Austria GmbH
200,000	8.375%, 4/1/2022[c]	174,000

	Total	3,154,081

Canada (0.1%)
	Nexen, Inc.
115,000	6.400%, 5/15/2037	145,982
	PTTEP Canada International Finance, Ltd.
270,000	5.692%, 4/5/2021[c]	311,347
210,000	6.350%, 6/12/2042[c]	242,223
740,000	6.350%, 6/12/2042	853,549

	Total	1,553,101

Cayman Islands (0.3%)
	CCL Finance, Ltd.
520,000	9.500%, 8/15/2014	584,350
	Country Garden Holdings Company
600,000	2.500%, 2/22/2013[g]	113,972
	Dubai Holding Commercial Operations MTN, Ltd.
250,000	6.000%, 2/1/2017[h]	372,414
	Evergrande Real Estate Group, Ltd.
1,440,000	7.500%, 1/19/2014[g]	215,764
	Petrobras International Finance Company
360,000	5.750%, 1/20/2020	410,327

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Cayman Islands (0.3%) - continued
$1,120,000	5.375%, 1/27/2021	$1,261,984
	Vale Overseas, Ltd.
86,000	4.625%, 9/15/2020	91,697
380,000	6.875%, 11/10/2039	443,218

	Total	3,493,726

Chile (0.4%)
	AES Gener SA
120,000	5.250%, 8/15/2021[c]	133,112
110,000	5.250%, 8/15/2021	122,020
	Banco de Credito e Inversiones
1,290,000	3.000%, 9/13/2017[a,c]	1,288,103
	Banco del Estado de Chile
200,000	4.125%, 10/7/2020	216,999
260,000	4.125%, 10/7/2020[c]	282,100
	Banco do Credito e Inversiones
200,000	3.000%, 9/13/2017	199,706
	Banco Santander Chile
350,000	3.875%, 9/20/2022[c]	351,089
	Chile Government International Bond
130,000	3.875%, 8/5/2020	147,225
870,000	3.250%, 9/14/2021	941,775
	Corporacion Nacional del Cobre de Chile
120,000	3.750%, 11/4/2020[c]	129,667
740,000	3.750%, 11/4/2020	799,612
200,000	4.250%, 7/17/2042[c]	197,788
	Corporacion Nacional del Cobre de Chile - Codelco
160,000	6.150%, 10/24/2036	205,062
	E-CL SA
320,000	5.625%, 1/15/2021[c]	357,844

	Total	5,372,102

Colombia (0.5%)
	Banco de Bogota SA
650,000	5.000%, 1/15/2017	687,375
	Bancolombia SA
200,000	5.950%, 6/3/2021	225,000
470,000	5.125%, 9/11/2022	474,700
	Colombia Government International Bond
30,000	8.250%, 12/22/2014	34,755
400,000	7.375%, 1/27/2017	496,800
580,000	7.375%, 3/18/2019	767,050
590,000	7.375%, 9/18/2037	905,650
1,420,000	6.125%, 1/18/2041	1,924,099
	Colombia Telecomunicaciones SA ESP
260,000	5.375%, 9/27/2022[c]	263,900
	Empresa de Energia de Bogota SA
660,000	6.125%, 11/10/2021	726,000
420,000	6.125%, 11/10/2021[c]	462,000
	Empresas Publicas de Medellin ESP
100,000	7.625%, 7/29/2019	126,250
	Transportadora de Gas del Internacional SA ESP
200,000	5.700%, 3/20/2022[c]	215,000

	Total	7,308,579

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Dominican Republic (0.4%)
	Dominican Republic Government International Bond
$448,121	9.040%, 1/23/2018	$500,775
100,000	7.500%, 5/6/2021[c]	112,750
3,258,000	7.500%, 5/6/2021	3,673,395
100,000	8.625%, 4/20/2027	113,000

	Total	4,399,920

Egypt (0.1%)
	Egypt Government International Bond
660,000	5.750%, 4/29/2020	662,475
100,000	6.875%, 4/30/2040	98,500

	Total	760,975

Gabon (<0.1%)
	Gabon Government International Bond
350,000	8.200%, 12/12/2017	427,000

	Total	427,000

Ghana (<0.1%)
	Ghana Government International Bond
350,000	8.500%, 10/4/2017	411,250

	Total	411,250

Greece (<0.1%)
	Greece Government International Bond
10,000	2.000%, 2/24/2025[d,i]	3,000
10,000	2.000%, 2/24/2028[d,i]	2,586
10,000	2.000%, 2/24/2029[d,i]	2,550
20,000	2.000%, 2/24/2030[d,i]	5,032
20,000	2.000%, 2/24/2031[d,i]	4,932
30,000	2.000%, 2/24/2032[d,i]	7,245
40,000	2.000%, 2/24/2034[d,i]	9,406
90,000	2.000%, 2/24/2035[d,i]	20,853
60,000	2.000%, 2/24/2036[d,i]	13,687
60,000	2.000%, 2/24/2037[d,i]	13,416
1,700,000	2.000%, 2/24/2038[d,i]	379,887
90,000	2.000%, 2/24/2039[d,i]	19,960
130,000	2.000%, 2/24/2040[d,i]	28,488
60,000	2.000%, 2/24/2041[d,i]	12,940
40,000	2.000%, 2/24/2042[d,i]	8,551

	Total	532,533

Guatemala (<0.1%)
	Guatemala Government International Bond
350,000	5.750%, 6/6/2022[c]	388,500

	Total	388,500

Hong Kong (<0.1%)
	Zijin International Finance Company, Ltd.
120,000	4.250%, 6/30/2016	126,830

	Total	126,830

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Hungary (<0.1%)
	Hungary Government International Bond
$80,000	3.500%, 7/18/2016[d]	$96,029
450,000	4.375%, 7/4/2017[d]	545,623
21,000	3.875%, 2/24/2020[d]	23,691

	Total	665,343

Iceland (0.1%)
	Iceland Government International Bond
400,000	4.875%, 6/16/2016[c]	416,552
850,000	4.875%, 6/16/2016	885,173
100,000	5.875%, 5/11/2022[c]	109,000

	Total	1,410,725

Indonesia (0.9%)
	Berau Coal Energy Tbk PT
200,000	7.250%, 3/13/2017	188,000
200,000	7.250%, 3/13/2017[c]	188,000
	Indonesia Government International Bond
49,000	6.875%, 1/17/2018	60,025
2,280,000	11.625%, 3/4/2019	3,482,700
1,000,000	11.625%, 3/4/2019[c]	1,527,500
400,000	4.875%, 5/5/2021	458,000
590,000	4.875%, 5/5/2021[c]	675,550
360,000	3.750%, 4/25/2022[c]	380,700
955,000	8.500%, 10/12/2035	1,513,675
3,360,000	7.750%, 1/17/2038	5,006,399
350,000	5.250%, 1/17/2042[c]	398,563
	Perusahaan Penerbit SBSN
200,000	4.000%, 11/21/2018[c]	211,500

	Total	14,090,612

Iraq (0.1%)
	Iraq Government International Bond
1,200,000	5.800%, 1/15/2028	1,101,000

	Total	1,101,000

Ireland (0.1%)
	MTS International Funding, Ltd.
1,050,000	8.625%, 6/22/2020	1,277,010

	Total	1,277,010

Ivory Coast (0.3%)
	Ivory Coast Government International Bond
4,525,000	2.500%, 12/31/2032	3,891,499

	Total	3,891,499

Kazakhstan (0.2%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
220,000	6.250%, 5/20/2015	239,800
	KazMunayGas National Company
450,000	11.750%, 1/23/2015	542,894
1,370,000	6.375%, 4/9/2021[c]	1,644,835

	Total	2,427,529

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Luxembourg (0.4%)
	Gazprom OAO Via Gaz Capital SA
$417,000	9.250%, 4/23/2019	$543,143
200,000	5.999%, 1/23/2021[c]	227,038
200,000	5.999%, 1/23/2021	227,038
2,610,000	4.950%, 7/19/2022[c]	2,743,632
	Gazprom Via Gazprom International, Ltd.
56,619	7.201%, 2/1/2020	63,782
	TNK-BP Finance SA
390,000	7.875%, 3/13/2018	471,900
760,000	7.250%, 2/2/2020	919,790
	Vimpel Communications OJSC Via UBS Luxembourg SA
100,000	8.250%, 5/23/2016	110,373
	Wind Acquisition Finance SA
140,000	11.750%, 7/15/2017[c]	131,950

	Total	5,438,646

Malaysia (<0.1%)
	Wakala Global Sukuk Bhd
420,000	4.646%, 7/6/2021	485,068

	Total	485,068

Mexico (0.7%)
	America Movil SAB de CV
400,000	3.125%, 7/16/2022	412,193
	Mexican Bonos
6,741,500	8.500%, 11/18/2038[j]	654,522
	Mexichem Sab de CV
200,000	4.875%, 9/19/2022[c]	203,000
	Mexico Cetes
10,674,320	Zero Coupon, 10/4/2012[j]	828,778
	Mexico Government International Bond
750,000	6.375%, 1/16/2013	761,249
990,000	5.875%, 1/15/2014	1,046,925
20,000	6.625%, 3/3/2015	22,630
100,000	5.625%, 1/15/2017	116,900
266,000	5.950%, 3/19/2019	329,840
110,000	3.625%, 3/15/2022	119,955
230,000	6.750%, 9/27/2034	327,520
370,000	6.050%, 1/11/2040	493,025
1,380,000	4.750%, 3/8/2044	1,535,250
180,000	5.750%, 10/12/2110	215,100
	Pemex Project Funding Master Trust
590,000	6.625%, 6/15/2035	740,450
	Petroleos Mexicanos
45,000	8.000%, 5/3/2019	58,883
80,000	5.500%, 1/21/2021	93,800
1,270,000	4.875%, 1/24/2022	1,435,100

	Total	9,395,120

Netherlands (0.1%)
	Kazakhstan Temir Zholy Finance BV
470,000	6.950%, 7/10/2042[c]	570,463
	Listrindo Capital BV
650,000	6.950%, 2/21/2019	716,098

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Netherlands (0.1%) - continued
	VimpelCom Holdings BV
$580,000	7.504%, 3/1/2022[c]	$608,275

	Total	1,894,836

Nigeria (0.1%)
	Nigeria Government International Bond
850,000	6.750%, 1/28/2021	960,500

	Total	960,500

Pakistan (<0.1%)
	Pakistan Government International Bond
480,000	6.875%, 6/1/2017	403,200
100,000	7.875%, 3/31/2036	70,000

	Total	473,200

Panama (0.3%)
	Panama Government International Bond
430,000	7.250%, 3/15/2015	492,350
286,000	8.875%, 9/30/2027	463,320
990,000	9.375%, 4/1/2029	1,685,474
880,000	6.700%, 1/26/2036	1,236,400

	Total	3,877,544

Peru (0.2%)
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[c]	220,500
200,000	4.750%, 2/8/2022	220,500
	Corporacion Lindley SA
70,000	6.750%, 11/23/2021[c]	78,575
70,000	6.750%, 11/23/2021	78,575
	Peru Government International Bond
230,000	5.625%, 11/18/2050	299,575
1,630,000	7.350%, 7/21/2025	2,387,950
354,000	8.750%, 11/21/2033	616,845
	Volcan Cia Minera SAA
20,000	5.375%, 2/2/2022	21,650
60,000	5.375%, 2/2/2022[c]	64,950

	Total	3,989,120

Philippines (0.5%)
	Energy Development Corporation
120,000	6.500%, 1/20/2021	131,256
	Philippines Government International Bond
70,000	9.500%, 10/21/2024	113,400
3,200,000	5.500%, 3/30/2026	4,012,000
547,000	9.500%, 2/2/2030	945,626
250,000	7.750%, 1/14/2031	382,500
961,000	6.375%, 10/23/2034	1,323,778

	Total	6,908,560

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Qatar (<0.1%)
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
$209,950	5.298%, 9/30/2020	$236,194

	Total	236,194

Romania (0.1%)
	Romania Government International Bond
690,000	6.750%, 2/7/2022[c]	776,250

	Total	776,250

Russia (0.4%)
	Gazprom Neft Capital SA
490,000	4.375%, 9/19/2022[a,c]	487,550
	OJSC Novolipetsk Steel via Steel Funding, Ltd.
200,000	4.950%, 9/26/2019[c]	198,260
	Russia Government International Bond
1,100,000	5.000%, 4/29/2020	1,262,250
1,200,000	4.500%, 4/4/2022[c]	1,339,560
2,000,425	7.500%, 3/31/2030	2,525,537

	Total	5,813,157

Serbia (<0.1%)
	Serbia Government International Bond
610,000	7.250%, 9/28/2021	645,075
150,000	6.750%, 11/1/2024	147,000

	Total	792,075

Singapore (<0.1%)
	Berau Capital Resournces Pte., Ltd.
100,000	12.500%, 7/8/2015	106,000

	Total	106,000

South Africa (0.1%)
	Peermont Global Proprietary, Ltd.
580,000	7.750%, 4/30/2014[d]	715,516
	Transnet SOC, Ltd.
490,000	4.000%, 7/26/2022[c]	498,085

	Total	1,213,601

South Korea (0.1%)
	South Korea Government International Bond
830,000	7.125%, 4/16/2019	1,078,348

	Total	1,078,348

Sri Lanka (<0.1%)
	Sri Lanka Government International Bond
430,000	6.250%, 7/27/2021[c]	467,542

	Total	467,542

Supranational (0.1%)
	Corporacion Andina de Fomento
639,000	3.750%, 1/15/2016	669,943

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Supranational (0.1%) - continued
$643,000	4.375%, 6/15/2022	$697,338

	Total	1,367,281

Thailand (<0.1%)
	Bangkok Bank PCL of Hong Kong
200,000	3.875%, 9/27/2022[c]	199,802

	Total	199,802

Turkey (0.7%)
	Export Credit Bank of Turkey
640,000	5.375%, 11/4/2016[c]	686,400
	Turkey Government International Bond
2,700,000	Zero Coupon, 9/11/2013[k]	1,404,420
5,130,000	6.750%, 4/3/2018	6,034,162
320,000	7.000%, 3/11/2019	388,000
430,000	5.625%, 3/30/2021	490,200
1,060,000	6.250%, 9/26/2022	1,268,502
130,000	7.375%, 2/5/2025	168,675
90,000	7.250%, 3/5/2038	119,588
	Turkiye Halk Bankasi AS
200,000	4.875%, 7/19/2017[c]	204,260

	Total	10,764,207

Ukraine (<0.1%)
	Ukraine Government International Bond
100,000	8.375%, 11/3/2017	92,000

	Total	92,000

United Arab Emirates (<0.1%)
	Dolphin Energy, Ltd.
608,304	5.888%, 6/15/2019	690,425
	National Bank of Abu Dhabi PJSC
200,000	3.000%, 8/13/2019	200,300

	Total	890,725

United Kingdom (0.1%)
	HSBC Bank plc
144,000,000	Zero Coupon, 8/12/2013[c,f]	825,038

	Total	825,038

United States (0.1%)
	Banco del Estado de Chile
775,000	0.280%, 10/19/2012	775,000
	Corporacion Andina de Fomento
600,000	5.750%, 1/12/2017	684,009
	HSBC Bank USA NA/New York
761,000	Zero Coupon, 1/4/2013[f,l]	368,779
680,000	12.803%, 8/15/2040[f,m]	926,979

	Total	2,754,767

Uruguay (0.2%)
	Uruguay Government International Bond
550,000	6.875%, 9/28/2025	748,000
468,000	7.625%, 3/21/2036	728,910

	Total	1,476,910

Venezuela (0.6%)
	Petroleos de Venezuela SA
471,600	5.250%, 4/12/2017	372,564

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (9.2%)	Value
Venezuela (0.6%) - continued
$1,750,000	9.000%, 11/17/2021	$1,505,000
180,000	5.375%, 4/12/2027	111,150
30,000	5.500%, 4/12/2037	18,150
	Venezuela Government International Bond
350,000	7.750%, 10/13/2019	301,875
196,500	6.000%, 12/9/2020	148,063
880,000	9.000%, 5/7/2023	774,400
1,645,000	8.250%, 10/13/2024	1,365,350
5,340,000	7.650%, 4/21/2025	4,178,549
20,000	11.750%, 10/21/2026	20,100
5,000	9.250%, 5/7/2028	4,400
400,000	11.950%, 8/5/2031	407,000

	Total	9,206,601

Vietnam (<0.1%)
	Vietnam Government International Bond
100,000	6.750%, 1/29/2020	111,000

	Total	111,000

Virgin Islands, British (0.1%)
	Central American Bottling Corporation
40,000	6.750%, 2/9/2022[c]	43,200
	Talent Yield Investments, Ltd.
230,000	4.500%, 4/25/2022[c]	248,801
460,000	4.500%, 4/25/2022	497,602

	Total	789,603

Zambia (<0.1%)
	Zambia Government International Bond
400,000	5.375%, 9/20/2022[c]	402,000

	Total	402,000

	Total Long-Term Fixed Income (cost $125,102,998)	131,950,630

Shares	Preferred Stock (<0.1%)	Value
Brazil (0.1%)
122,300	Vale SA	2,125,357

	Total	2,125,357

	Total Preferred Stock (cost $2,046,141)	2,125,357

Shares	Collateral Held for Securities Loaned (10.4%)	Value
149,421,907	Thrivent Financial Securities Lending Trust	149,421,907

	Total Collateral Held for Securities Loaned (cost $149,421,907)	149,421,907

Shares or Principal Amount	Short-Term Investments (<0.1%)	Value
	Federal Home Loan Mortgage Corporation Discount Notes
264,000	0.125%, 12/17/2012[n,o]	$263,919

	Total Short-Term Investments (at amortized cost)	263,919

	Total Investments (cost $1,575,852,973) 108.3%	$1,554,568,180

	Other Assets and Liabilities, Net (8.3%)	(119,374,465)

	Total Net Assets 100.0%	$1,435,193,715

a	All or a portion of the security is on loan.
b	Non-income producing security.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $25,284,010 or 1.8% of total net assets.

d	Principal amount is displayed in Euros.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 28, 2012.
f	Security is fair valued.
g	Principal amount is displayed in Chinese Yuan.
h	Principal amount is displayed in British Pounds.
i

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 28, 2012.

j	Principal amount is displayed in Mexican Pesos.
k	Principal amount is displayed in Turkish Lira.
l	Principal amount is displayed in Brazilian Real.
m	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	At September 28, 2012, $263,919 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR -	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
ETF -	Exchange Traded Fund.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation	$108,428,623
Gross unrealized depreciation	(129,713,416)

Net unrealized appreciation (depreciation)	$(21,284,793)

Cost for federal income tax purposes	$1,575,852,973

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Basic Materials	12,168,877	–	12,168,877	–
Capital Goods	16,767,571	–	16,767,571	–
Communications Services	8,810,988	–	8,810,988	–
Consumer Discretionary	177,160,882	–	177,160,882	–
Consumer Staples	116,551,382	6,634,849	109,916,533	–
Energy	134,259,158	27,182,655	107,076,503	–
Financials	226,304,080	22,586,185	203,717,895	–
Health Care	109,211,174	8,418,653	100,792,521	–
Industrials	194,407,417	5,980,683	188,426,734	–
Information Technology	70,185,780	4,743,290	65,442,490	–
Materials	135,610,785	5,819,088	129,791,697	–
Technology	9,968,375	–	9,968,375	–
Telecommunications Services	46,648,288	8,490,982	38,157,306	–
Utilities	12,751,610	–	12,751,610	–
Long-Term Fixed Income
Basic Materials	2,963,734	–	2,963,734	–
Communications Services	3,223,701	–	3,223,701	–
Consumer Cyclical	910,978	–	910,978	–
Consumer Non-Cyclical	784,701	–	784,700	1
Energy	14,401,643	–	14,401,643	–
Financials	9,254,720	–	7,133,924	2,120,796
Foreign Government	92,850,931	–	92,850,931	–
Transportation	1,068,548	–	1,068,548	–
Utilities	6,491,674	–	6,491,674	–
Preferred Stock
Basic Materials	2,125,357	–	2,125,357	–
Collateral Held for Securities Loaned	149,421,907	149,421,907	–	–
Short-Term Investments	263, 919	–	263,919	–

Total	$1,554,568,180	$239,278,292	$1,313,169,091	$2,120,797

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	109,176	109,176	–	–
Foreign Currency Forward Contracts	391,427	–	391,427	–

Total Asset Derivatives	$500,603	$109,176	$391,427	$–

Liability Derivatives
Futures Contracts	172,980	172,980	–	–
Foreign Currency Forward Contracts	295,928	–	295,928	–

Total Liability Derivatives	$468,908	$172,980	$295,928	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Consumer Non-Cyclical Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Long-Term Fixed Income Financials Level 3 securities are the volatility of benchmark securities and the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	11	December 2012	$2,424,828	$2,425,844	$1,016
5-Yr. U.S. Treasury Bond Futures	88	December 2012	10,932,437	10,967,687	35,250
10-Yr. U.S. Treasury Bond Futures	78	December 2012	10,358,561	10,411,781	53,220
20-Yr U.S. Treasury Bond Futures	26	December 2012	3,906,820	3,883,750	(23,070)
90 Day Euro$ Futures	(11)	September 2015	(2,696,950)	(2,728,825)	(31,875)
90 Day Euro$ Futures	11	September 2014	2,716,973	2,736,663	19,690
Mini MSCI EAFE Index Futures	27	December 2012	2,089,459	2,022,570	(66,889)
Ultra Long Term U.S. Treasury Bond Futures	(16)	December 2012	(2,592,354)	(2,643,500)	(51,146)
Total Futures Contracts					($63,804)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Australian Dollar	SSB	7,189	10/2/2012	$7,850	$7,141	($709)
Australian Dollar	BOA	48,106	10/4/2012	49,896	50,240	344
Brazilian Real	UBS	1,064,348	4/2/2012 - 10/19/2012	521,000	523,905	2,905
Brazilian Real	RBS	1,139,518	10/2/2012	561,726	561,118	(608)
Brazilian Real	JPM	1,768,639	10/17/2012 - 10/19/2012	871,489	870,228	(1,261)
British Pound	BOA	308,281	10/1/2012	498,408	497,814	(594)
British Pound	RBS	37,612	10/2/2012	60,763	61,069	306
British Pound	SSB	259,971	10/1/2012 - 10/2/2012	420,091	419,802	(289)
Chinese Yuan	HSBC	4,338,950	2/4/2013	680,000	683,173	3,173
Colombian Peso	BOA	475,277,263	10/17/2012	263,842	263,472	(370)
Euro	CITI	531,000	12/19/2012	697,049	682,890	(14,159)
Euro	SSB	110,603	10/1/2012 - 10/2/2012	142,548	142,390	(158)
Indian Rupee	HSBC	38,182,704	10/18/2012	706,185	720,866	14,681
Indian Rupee	DB	136,390,227	10/4/2012 - 10/18/2012	2,483,372	2,577,994	94,622
Indian Rupee	RBS	155,588,671	10/10/2012 - 11/6/2012	2,824,972	2,938,387	113,415
Indonesia Rupiah	SSB	1,454,823,499	10/1/2012 - 10/2/2012	151,647	151,995	348
Israeli Shekel	DB	2,724,269	12/19/2012	694,000	693,693	(307)
Israeli Shekel	JPM	670,536	12/19/2012	166,065	170,742	4,677
Israeli Shekel	SSB	2,488,284	10/2/2012	637,042	635,090	(1,952)
Japanese Yen	SSB	65,895,529	10/1/2012 - 10/3/2012	847,153	845,557	(1,596)
Japanese Yen	BB	13,704,170	12/19/2012	174,000	175,803	1,803
Malaysian Ringgit	DB	4,719,173	10/19/2012 - 10/30/2012	1,543,877	1,541,840	(2,037)
Malaysian Ringgit	BB	2,134,331	10/30/2012	693,291	696,961	3,670
Mexican Peso	HSBC	1,722,000	12/19/2012	132,050	132,729	679
Mexican Peso	CFSB	9,058,768	12/19/2012	691,000	698,235	7,235
Mexican Peso	SSB	27,643,261	12/19/2012	2,128,756	2,130,697	1,941
Mexican Peso	JPM	24,463,056	12/19/2012	1,899,236	1,890,774	(8,462)
Philippines Peso	DB	7,240,140	10/15/2012	174,000	173,555	(445)
Philippines Peso	CITI	14,518,560	10/15/2012	348,000	348,028	28
Philippines Peso	HSBC	28,715,836	10/17/2012	695,000	688,350	(6,650)
Polish Zloty	MSC	80,752	10/1/2012	25,008	25,206	198
Russian Ruble	UBS	44,063,040	10/11/2012 - 10/22/2012	1,389,000	1,409,540	20,540
Russian Ruble	CITI	31,340,770	10/17/2012 - 10/22/2012	1,005,994	1,003,700	(2,294)
Russian Ruble	HSBC	31,007,686	10/11/2012	957,441	992,271	34,830
Russian Ruble	CSFB	83,276,780	10/9/2012 - 10/17/2012	2,676,510	2,662,747	(13,763)
Singapore Dollar	BOA	544,611	10/3/2012	443,923	444,182	259
Singapore Dollar	SSB	204,343	10/1/2012 - 10/2/2012	166,397	166,512	115
South African Rand	SSB	2,325,946	10/1/2012 - 10/4/2012	282,638	280,378	(2,260)
South African Rand	DB	2,888,045	12/19/2012	349,000	343,368	(5,632)
South African Rand	UBS	2,638,794	12/19/2012	316,100	313,734	(2,366)
Turkish Lira	JPM	4,272,103	12/19/2012	2,352,132	2,351,986	(146)
Total Purchases				$31,728,451	$31,968,162	$239,711

Sales
Australian Dollar	BOA	17,229	10/2/2012	$18,451	$18,600	($149)
Brazilian Real	RBS	27,615	10/1/2012	13,589	13,622	(33)
Brazilian Real	JPM	667,853	10/11/2012	328,911	328,880	31
British Pound	SSB	71,580	10/1/2012	115,837	116,220	(383)
Canadian Dollar	SSB	307	10/1/2012	312	313	(1)
Chinese Yuan	JPM	2,030,567	2/4/2013	317,797	319,715	(1,918)
Euro	BIO	63,347	10/1/2012	81,421	81,404	17
Euro	MSC	135,000	12/19/2012	174,887	173,616	1,271
Euro	DB	2,587,917	12/19/2012	3,344,950	3,328,180	16,770
Euro	JPM	4,004,474	10/12/2012 - 12/19/2012	5,041,875	5,146,645	(104,770)
Euro	SSB	92,029	10/1/2012 - 10/2/2012	118,515	118,385	130
Hong Kong Dollar	SSB	992,782	10/3/2012	128,015	128,039	(24)
Hong Kong Dollar	MSC	242,874	10/3/2012	31,320	31,323	(3)
Indian Rupee	CITI	9,296,820	10/18/2012	174,000	175,518	(1,518)
Indian Rupee	DB	39,790,872	10/18/2012	733,890	751,226	(17,336)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Partner Worldwide Allocation Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales - continued
Indian Rupee	RBS	44,175,030	10/4/2012 - 10/18/2012	$820,536	$835,195	($14,659)
Japanese Yen	HSBC	10,297,560	12/19/2012	132,050	132,102	(52)
Japanese Yen	CITI	98,686,647	12/19/2012	1,262,839	1,265,995	(3,156)
Malaysian Ringgit	SSB	32,000	10/1/2012	10,427	10,401	26
Mexican Peso	HSBC	18,193,468	12/19/2012	1,397,589	1,404,310	(6,721)
Mexican Peso	UBS	4,514,517	12/19/2012	349,000	347,972	1,028
Mexican Peso	DB	2,248,167	12/19/2012	174,000	173,285	715
Russian Ruble	CITI	37,277,530	10/9/2012 - 10/11/2012	1,213,607	1,192,958	20,649
South African Rand	BB	5,526,839	12/19/2012	661,150	664,928	(3,778)
Thai Baht	SSB	5,969,790	10/1/2012	192,957	192,760	197
Turkish Lira	DB	2,526,714	9/27/2013	1,342,284	1,371,731	(29,447)
Turkish Lira	RBS	626,597	10/1/2012 - 12/19/2012	346,869	346,046	823
Turkish Lira	CFSB	1,901,607	12/19/2012	1,045,000	1,046,921	(1,921)
Total Sales				$19,572,078	$19,716,290	($144,212)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$95,499

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BIO	-	Brown Brothers Harriman
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
RBS	-	The Royal Bank of Scotland

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (94.6%)	Value
Consumer Discretionary (12.4%)
710	Amazon.com, Inc.[a]	$180,567
6,490	CarMax, Inc.[a]	183,667
3,340	Kohl’s Corporation	171,075
4,720	Lowe’s Companies, Inc.	142,733
870	NIKE, Inc.	82,571
190	Priceline.com, Inc.[a]	117,559
3,900	Starbucks Corporation	197,925

	Total	1,076,097

Consumer Staples (10.7%)
5,140	Coca-Cola Company	194,960
2,340	Costco Wholesale Corporation	234,293
7,220	CVS Caremark Corporation	349,592
2,120	PepsiCo, Inc.	150,032

	Total	928,877

Energy (9.3%)
4,660	Cameron International Corporation[a]	261,286
3,800	Noble Corporation[a]	135,964
5,370	QEP Resources, Inc.	170,014
7,490	Suncor Energy, Inc. ADR	246,047

	Total	813,311

Financials (10.1%)
2,080	Aflac, Inc.	99,591
3,800	American Express Company	216,068
940	IntercontinentalExchange, Inc.[a]	125,405
4,090	SunTrust Banks, Inc.	115,624
2,150	T. Rowe Price Group, Inc.	136,095
5,290	Wells Fargo & Company	182,664

	Total	875,447

Health Care (13.0%)
4,240	Allergan, Inc.	388,299
820	Cerner Corporation[a]	63,476
990	Edwards Lifesciences Corporation[a]	106,296
3,520	Gilead Sciences, Inc.[a]	233,482
110	Intuitive Surgical, Inc.[a]	54,519
1,350	Novartis AG ADR	82,701
1,080	Perrigo Company	125,464
1,330	Varian Medical Systems, Inc.[a]	80,226

	Total	1,134,463

Industrials (8.9%)
1,210	3M Company	111,828
1,379	BE Aerospace, Inc.[a]	58,056
2,230	C.H. Robinson Worldwide, Inc.	130,566
1,880	Cooper Industries plc	141,113
4,160	Danaher Corporation	229,424
2,980	Expeditors International of Washington, Inc.	108,353

	Total	779,340

Information Technology (27.1%)
589	Apple, Inc.	393,016
4,130	Cognizant Technology Solutions Corporation[a]	288,770
406	Google, Inc.[a]	306,327
700	Informatica Corporation[a]	24,367
1,230	International Business Machines Corporation	255,164
3,150	Intuit, Inc.	185,472

Shares	Common Stock (94.6%)	Value
Information Technology (27.1%) - continued
4,700	Juniper Networks, Inc.[a]	$80,417
11,590	Microsoft Corporation	345,150
5,990	QUALCOMM, Inc.	374,315
3,900	Texas Instruments, Inc.	107,445

	Total	2,360,443

Materials (3.1%)
4,160	Ecolab, Inc.	269,610

	Total	269,610

	Total Common Stock (cost $7,279,491)	8,237,588

	Total Investments (cost $7,279,491) 94.6%	$8,237,588

	Other Assets and Liabilities, Net 5.4%	467,555

	Total Net Assets 100.0%	$8,705,143

a Non-income producing security.

    Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,094,957
Gross unrealized depreciation	(136,860)

Net unrealized appreciation (depreciation)	$958,097

Cost for federal income tax purposes	$7,279,491

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Partner Socially Responsible Stock Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Partner Socially Responsible Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,076,097	1,076,097	–	–
Consumer Staples	928,877	928,877	–	–
Energy	813,311	813,311	–	–
Financials	875,447	875,447	–	–
Health Care	1,134,463	1,134,463	–	–
Industrials	779,340	779,340	–	–
Information Technology	2,360,443	2,360,443	–	–
Materials	269,610	269,610	–	–

Total	$8,237,588	$8,237,588	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Partner All Cap Growth Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (97.0%)	Value
Consumer Discretionary (14.4%)
1,505	Amazon.com, Inc.[a]	$382,752
4,975	Chico’s FAS, Inc.	90,097
2,250	DIRECTV[a]	118,035
2,150	Expedia, Inc.	124,356
3,025	Gap, Inc.	108,234
2,200	Harman International Industries, Inc.	101,552
3,475	Michael Kors Holdings, Ltd.[a]	184,801
700	Panera Bread Company[a]	119,623
300	Priceline.com, Inc.[a]	185,619
1,500	Ross Stores, Inc.	96,900
1,750	Scripps Networks Interactive	107,153
4,005	Starbucks Corporation	203,254
2,950	TJX Companies, Inc.	132,130
2,500	TripAdvisor, Inc.[a]	82,325

	Total	2,036,831

Consumer Staples (4.5%)
1,250	Anheuser-Busch InBev NV ADR	107,388
4,400	Coca-Cola Company	166,892
4,050	Companhia de Bebidas das Americas ADR	154,993
1,425	Herbalife, Ltd.	67,545
1,875	Mead Johnson Nutrition Company	137,400

	Total	634,218

Energy (6.8%)
1,225	Continental Resources, Inc.[a]	94,203
850	EOG Resources, Inc.	95,242
4,075	National Oilwell Varco, Inc.	326,448
1,525	Occidental Petroleum Corporation	131,241
2,975	Rowan Companies plc[a]	100,466
2,875	Schlumberger, Ltd.	207,949

	Total	955,549

Financials (3.4%)
2,100	American Express Company	119,406
750	Franklin Resources, Inc.	93,802
870	IntercontinentalExchange, Inc.[a]	116,067
2,400	T. Rowe Price Group, Inc.	151,920

	Total	481,195

Health Care (14.6%)
1,525	Abbott Laboratories	104,554
625	Alexion Pharmaceuticals, Inc.[a]	71,500
3,000	Align Technology, Inc.[a]	110,910
1,650	Amgen, Inc.	139,128
1,450	Cerner Corporation[a]	112,244
5,625	Cubist Pharmaceuticals, Inc.[a]	268,200
775	Edwards Lifesciences Corporation[a]	83,212
1,375	Gilead Sciences, Inc.[a]	91,204
850	Intuitive Surgical, Inc.[a]	421,285
450	Jazz Pharmaceuticals, Inc.[a]	25,655
2,550	Johnson & Johnson	175,720
1,950	Novo Nordisk A/S ADR	307,730
500	Regeneron Pharmaceuticals, Inc.[a]	76,330
1,875	ResMed, Inc.	75,881

	Total	2,063,553

Industrials (6.3%)
7,075	ABB, Ltd. ADR[a]	132,303

Shares	Common Stock (97.0%)	Value
Industrials (6.3%) - continued
1,200	Caterpillar, Inc.	$103,248
2,850	Dover Corporation	169,546
4,775	Eaton Corporation	225,666
3,125	Fluor Corporation	175,875
1,025	Parker Hannifin Corporation	85,670

	Total	892,308

Information Technology (41.4%)
3,950	Accenture plc	276,618
995	Apple, Inc.	663,924
1,825	Aruba Networks, Inc.[a]	41,035
1,475	Citrix Systems, Inc.[a]	112,941
4,375	Cognizant Technology Solutions Corporation[a]	305,900
2,650	CommVault Systems, Inc.[a]	155,555
5,225	eBay, Inc.[a]	252,942
7,125	EMC Corporation[a]	194,299
3,025	Facebook, Inc.[a]	65,491
4,000	Fortinet, Inc.[a]	96,560
2,625	Fusion-io, Inc.[a]	79,459
897	Google, Inc.[a]	676,787
1,525	Intuit, Inc.	89,792
1,850	IPG Photonics Corporation[a]	106,005
575	MasterCard, Inc.	259,601
3,825	Nuance Communications, Inc.[a]	95,204
14,250	Oracle Corporation	448,732
8,050	QUALCOMM, Inc.	503,044
1,550	Salesforce.com, Inc.[a]	236,670
3,625	SAP AG ADR	258,571
4,550	Solarwinds, Inc.[a]	253,617
1,850	Teradata Corporation[a]	139,509
3,725	TIBCO Software, Inc.[a]	112,607
2,300	VeriSign, Inc.[a]	111,987
3,150	VMware, Inc.[a]	304,731

	Total	5,841,581

Materials (5.6%)
2,050	Agrium, Inc.	212,093
3,150	Barrick Gold Corporation	131,544
2,800	Goldcorp, Inc.	128,380
2,600	Rio Tinto plc ADR	121,576
10,050	Yamana Gold, Inc.	192,056

	Total	785,649

	Total Common Stock (cost $11,174,785)	13,690,884

	Total Investments (cost $11,174,785) 97.0%	$13,690,884

	Other Assets and Liabilities, Net 3.0%	425,825

	Total Net Assets 100.0%	$14,116,709

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Partner All Cap Growth Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$2,713,168
Gross unrealized depreciation	(197,069)

Net unrealized appreciation (depreciation)	$2,516,099

Cost for federal income tax purposes	$11,174,785

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Partner All Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	2,036,831	2,036,831	–	–
Consumer Staples	634,218	634,218	–	–
Energy	955,549	955,549	–	–
Financials	481,195	481,195	–	–
Health Care	2,063,553	2,063,553	–	–
Industrials	892,308	892,308	–	–
Information Technology	5,841,581	5,841,581	–	–
Materials	785,649	785,649	–	–

Total	$13,690,884	$13,690,884	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Partner All Cap Value Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.4%)	Value
Consumer Discretionary (7.9%)
1,940	Ascena Retail Group, Inc.[a]	$41,613
4,223	Comcast Corporation	151,057
4,100	Lowe’s Companies, Inc.	123,984
3,340	Newell Rubbermaid, Inc.	63,760
1,840	Target Corporation	116,785

	Total	497,199

Consumer Staples (9.7%)
4,060	Coca-Cola Company	153,996
1,300	Kellogg Company	67,158
3,190	Molson Coors Brewing Company	143,709
1,360	PepsiCo, Inc.	96,247
4,090	Walgreen Company	149,040

	Total	610,150

Energy (11.8%)
880	Apache Corporation	76,094
1,520	Baker Hughes, Inc.	68,750
3,270	Chevron Corporation	381,151
780	Exxon Mobil Corporation	71,331
12,360	Kosmos Energy, Ltd.[a]	140,780

	Total	738,106

Financials (22.3%)
2,010	ACE, Ltd.	151,956
370	BlackRock, Inc.	65,971
3,710	Brown & Brown, Inc.	96,720
1,000	Citigroup, Inc.	32,720
1,300	Goldman Sachs Group, Inc.	147,784
2,510	M&T Bank Corporation	238,852
6,730	Marsh & McLennan Companies, Inc.	228,349
2,090	PNC Financial Services Group, Inc.	131,879
3,930	SunTrust Banks, Inc.	111,101
5,550	Wells Fargo & Company	191,641

	Total	1,396,973

Health Care (15.2%)
2,240	Baxter International, Inc.	134,982
4,910	Humana, Inc.	344,437
3,900	Merck & Company, Inc.	175,890
3,880	Teva Pharmaceutical Industries, Ltd. ADR	160,671
2,420	UnitedHealth Group, Inc.	134,092

	Total	950,072

Industrials (10.9%)
10,531	AerCap Holdings NVa	131,637
1,540	AGCO Corporation[a]	73,119
2,480	Honeywell International, Inc.	148,180
2,940	Navistar International Corporation[a]	62,005
10,950	Quanta Services, Inc.[a]	270,465

	Total	685,406

Information Technology (8.1%)
100	Apple, Inc.	66,726
5,300	Ciena Corporation[a]	72,080
6,440	Cisco Systems, Inc.	122,940
8,690	Juniper Networks, Inc.[a]	148,686

Shares	Common Stock (98.4%)	Value
Information Technology (8.1%) - continued
2,800	Xilinx, Inc.	$93,548

	Total	503,980

Materials (5.4%)
3,460	Mosaic Company	199,331
1,920	Rock-Tenn Company	138,585

	Total	337,916

Telecommunications Services (2.4%)
3,270	Verizon Communications, Inc.	149,014

	Total	149,014

Utilities (4.7%)
3,250	NiSource, Inc.	82,810
1,960	Public Service Enterprise Group, Inc.	63,073
3,080	SCANA Corporation	148,671

	Total	294,554

	Total Common Stock (cost $6,027,622)	6,163,370

	Total Investments (cost $6,027,622) 98.4%	$6,163,370

	Other Assets and Liabilities, Net 1.6%	100,979

	Total Net Assets 100.0%	$6,264,349

a	Non-income producing security.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$461,240
Gross unrealized depreciation	(325,492)

Net unrealized appreciation (depreciation)	$135,748

Cost for federal income tax purposes	$6,027,622

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Partner All Cap Value Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Partner All Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	497,199	497,199	–	–
Consumer Staples	610,150	610,150	–	–
Energy	738,106	738,106	–	–
Financials	1,396,973	1,396,973	–	–
Health Care	950,072	950,072	–	–
Industrials	685,406	685,406	–	–
Information Technology	503,980	503,980	–	–
Materials	337,916	337,916	–	–
Telecommunications Services	149,014	149,014	–	–
Utilities	294,554	294,554	–	–

Total	$6,163,370	$6,163,370	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Partner All Cap Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (99.7%)	Value
Consumer Discretionary (11.0%)
3,280	Amazon.com, Inc.[a]	$834,170
8,020	Coach, Inc.	449,281
23,280	Comcast Corporation	832,726
10,200	DISH Network Corporation	312,222
5,090	Dollar General Corporation	265,000
7,140	McDonald’s Corporation	655,095
6,210	NIKE, Inc.	589,391
3,040	Ralph Lauren Corporation	459,739
13,960	Staples, Inc.	160,819
11,140	Time Warner, Inc.	504,976
2,740	VF Corporation	436,646
8,370	Viacom, Inc.	448,548

	Total	5,948,613

Consumer Staples (11.1%)
31,880	CVS Caremark Corporation	1,543,629
7,360	Estee Lauder Companies, Inc.	453,155
18,880	Kraft Foods, Inc.	780,688
2,120	Lorillard, Inc.	246,874
10,670	PepsiCo, Inc.	755,116
9,690	Philip Morris International, Inc.	871,519
6,110	Procter & Gamble Company	423,790
12,280	Wal-Mart Stores, Inc.	906,264

	Total	5,981,035

Energy (11.2%)
5,930	Apache Corporation	512,767
9,680	Chevron Corporation	1,128,301
6,254	Ensco plc	341,218
6,450	EQT Corporation	380,550
15,050	Exxon Mobil Corporation	1,376,323
5,950	Marathon Petroleum Corporation	324,811
4,540	National Oilwell Varco, Inc.	363,699
11,320	Occidental Petroleum Corporation	974,199
7,020	Phillips 66	325,517
4,300	Schlumberger, Ltd.	311,019

	Total	6,038,404

Financials (14.6%)
5,090	American Tower Corporation	363,375
12,190	Berkshire Hathaway, Inc.[a]	1,075,158
5,280	Boston Properties, Inc.	584,021
10,660	Capital One Financial Corporation	607,726
800	CME Group, Inc.	45,840
1,590	IntercontinentalExchange, Inc.[a]	212,122
30,700	Invesco, Ltd.	767,193
31,950	J.P. Morgan Chase & Company	1,293,336
33,820	KeyCorp	295,587
16,950	MetLife, Inc.	584,097
7,970	PNC Financial Services Group, Inc.	502,907
1,870	Prudential Financial, Inc.	101,934
2,490	Public Storage, Inc.	346,533
48,630	Regions Financial Corporation	350,622
21,120	Wells Fargo & Company	729,274

	Total	7,859,725

Health Care (11.8%)
3,510	Allergan, Inc.	321,446
5,820	Amgen, Inc.	490,742
2,260	Biogen Idec, Inc.[a]	337,260

Shares	Common Stock (99.7%)	Value
Health Care (11.8%) - continued
3,580	Edwards Lifesciences Corporation[a]	$384,385
6,530	Express Scripts Holding Company[a]	409,235
13,530	Gilead Sciences, Inc.[a]	897,445
5,760	HCA Holdings, Inc.	191,520
7,100	Hospira, Inc.[a]	233,022
1,820	Medicis Pharmaceutical Corporation	78,751
3,960	Medivation, Inc.[a]	223,186
5,940	Onyx Pharmaceuticals, Inc.[a]	501,930
48,515	Pfizer, Inc.	1,205,598
7,040	UnitedHealth Group, Inc.	390,086
8,663	Valeant Pharmaceuticals International, Inc.[a]	478,804
4,070	Varian Medical Systems, Inc.[a]	245,502

	Total	6,388,912

Industrials (9.9%)
7,500	Boeing Company	522,150
3,850	Caterpillar, Inc.	331,254
1,790	Colfax Corporation[a]	65,639
3,670	Cummins, Inc.	338,411
9,440	Danaher Corporation	520,616
1,040	Flowserve Corporation	132,850
41,870	General Electric Company	950,868
7,800	Ingersoll-Rand plc	349,596
2,330	Precision Castparts Corporation	380,582
4,200	Republic Services, Inc.	115,542
4,170	Union Pacific Corporation	494,979
7,290	United Parcel Service, Inc.	521,745
7,690	United Technologies Corporation	602,050

	Total	5,326,282

Information Technology (20.1%)
5,700	Accenture plc	399,171
4,090	Adobe Systems, Inc.[a]	132,762
11,700	ADTRAN, Inc.	202,176
9,530	Altera Corporation	323,877
4,820	Apple, Inc.	3,216,193
6,300	BMC Software, Inc.[a]	261,387
12,940	Broadcom Corporation[a]	447,465
7,900	Check Point Software Technologies, Ltd.[a]	380,464
6,710	Cognizant Technology Solutions Corporation[a]	469,163
1,690	Google, Inc.[a]	1,275,105
22,560	Hewlett-Packard Company	384,874
18,900	Juniper Networks, Inc.[a]	323,379
14,390	Maxim Integrated Products, Inc.	383,062
11,000	NXP Semiconductors NVa	275,110
20,190	Oracle Corporation	635,783
13,330	QUALCOMM, Inc.	832,992
4,630	Visa, Inc.	621,716
3,100	VMware, Inc.[a]	299,894

	Total	10,864,573

Materials (3.4%)
1,040	CF Industries Holdings, Inc.	231,130
7,380	Ecolab, Inc.	478,298
5,800	Goldcorp, Inc.	265,930
11,300	LyondellBasell Industries NV	583,758

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Partner All Cap Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (99.7%)	Value
Materials (3.4%) - continued
2,330	PPG Industries, Inc.	$267,577

	Total	1,826,693

Telecommunications Services (3.2%)
20,942	AT&T, Inc.	789,513
10,019	CenturyLink, Inc.	404,768
300	Frontier Communications Corporation[b]	1,470
9,080	NII Holdings, Inc.[a,b]	71,278
7,450	SBA Communications Corporation[a]	468,605

	Total	1,735,634

Utilities (3.4%)
8,930	Dominion Resources, Inc.	472,754
16,940	Edison International, Inc.	773,989
2,150	ITC Holdings Corporation	162,497
15,330	PPL Corporation	445,336

	Total	1,854,576

	Total Common Stock
	(cost $48,560,987)	53,824,447

Shares	Collateral Held for Securities Loaned (0.2%)	Value
75,825	Thrivent Financial Securities Lending Trust	75,825

	Total Collateral Held for Securities Loaned (cost $75,825)	75,825

	Total Investments (cost $48,636,812) 99.9%	$53,900,272

	Other Assets and Liabilities, Net 0.1%	79,397

	Total Net Assets 100.0%	$53,979,669

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$6,718,460
Gross unrealized depreciation	(1,455,000)

Net unrealized appreciation (depreciation)	$5,263,460

Cost for federal income tax purposes	$48,636,812

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Partner All Cap Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Partner All Cap Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	5,948,613	5,948,613	–	–
Consumer Staples	5,981,035	5,981,035	–	–
Energy	6,038,404	6,038,404	–	–
Financials	7,859,725	7,859,725	–	–
Health Care	6,388,912	6,388,912	–	–
Industrials	5,326,282	5,326,282	–	–
Information Technology	10,864,573	10,864,573	–	–
Materials	1,826,693	1,826,693	–	–
Telecommunications Services	1,735,634	1,735,634	–	–
Utilities	1,854,576	1,854,576	–	–
Collateral Held for Securities Loaned	75,825	75,825	–	–

Total	$53,900,272	$53,900,272	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$–	$4,235,762	$4,159,937	75,825	$75,825	$4,458
Total Value and Income Earned	–				75,825	4,458

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Large Cap Growth Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (94.9%)	Value
Consumer Discretionary (16.6%)
104,154	Amazon.com, Inc.[a]	$26,488,445
53,900	AutoZone, Inc.[a]	19,925,213
765,359	Comcast Corporation	27,376,891
394,500	Home Depot, Inc.	23,815,965
325,450	Las Vegas Sands Corporation	15,091,117
197,500	NIKE, Inc.	18,744,725
10,900	Priceline.com, Inc.[a]	6,744,157
454,900	Sally Beauty Holdings, Inc.[a]	11,413,441

	Total	149,599,954

Consumer Staples (5.5%)
107,188	Anheuser-Busch InBev NV ADR	9,208,521
169,675	British American Tobacco plc ADR	17,415,442
90,100	Costco Wholesale Corporation	9,021,262
216,100	Nestle SA	13,635,343

	Total	49,280,568

Energy (8.2%)
148,800	Consol Energy, Inc.	4,471,440
134,200	EOG Resources, Inc.	15,037,110
331,800	Marathon Oil Corporation	9,811,326
293,119	Schlumberger, Ltd.	21,201,297
1,832,401	Weatherford International, Ltd.[a]	23,234,845

	Total	73,756,018

Financials (7.0%)
226,700	Ameriprise Financial, Inc.	12,851,623
293,877	Citigroup, Inc.	9,615,655
209,520	CME Group, Inc.	12,005,496
221,339	J.P. Morgan Chase & Company	8,959,803
554,705	Wells Fargo & Company	19,153,964

	Total	62,586,541

Health Care (13.5%)
99,900	Allergan, Inc.	9,148,842
306,429	Baxter International, Inc.	18,465,412
167,200	Biogen Idec, Inc.[a]	24,951,256
347,900	Covidien plc	20,672,218
108,800	Express Scripts Holding Company[a]	6,818,496
173,000	Shire Pharmaceuticals Group plc ADR	15,345,100
476,940	UnitedHealth Group, Inc.	26,427,245

	Total	121,828,569

Industrials (9.4%)
380,200	Dover Corporation	22,618,098
539,500	Jacobs Engineering Group, Inc.[a]	21,811,985
230,830	Parker Hannifin Corporation	19,292,771
362,300	Tyco International, Ltd.	20,382,998

	Total	84,105,852

Information Technology (33.7%)
135,651	Apple, Inc.	90,514,486
222,700	Citrix Systems, Inc.[a]	17,052,139
335,508	Cognizant Technology Solutions Corporation[a]	23,458,719
529,004	eBay, Inc.[a]	25,609,084
327,100	EMC Corporation[a]	8,920,017
57,939	Google, Inc.[a]	43,714,976
231,002	NetApp, Inc.[a]	7,595,346
906,724	Oracle Corporation	28,552,739
518,750	QUALCOMM, Inc.	32,416,687

Shares	Common Stock (94.9%)	Value
Information Technology (33.7%) - continued
578,600	Texas Instruments, Inc.	$15,940,430
67,600	Visa, Inc.	9,077,328

	Total	302,851,951

Materials (1.0%)
229,954	Freeport-McMoRan Copper & Gold, Inc.	9,101,579

	Total	9,101,579

	Total Common Stock (cost $754,923,615)	853,111,032

Shares or Principal Amount	Short-Term Investments (4.1%)	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.095%, 10/17/2012[b]	4,999,763
5,000,000	0.065%, 10/24/2012[b]	4,999,774
	Federal National Mortgage Association Discount Notes
5,000,000	0.070%, 10/3/2012[b]	4,999,961
11,200,000	0.100%, 10/24/2012[b]	11,199,222
500,000	Thrivent Financial Securities Lending Trust	500,000
	U.S. Treasury Bills
10,000,000	0.078%, 10/11/2012[b]	9,999,742

	Total Short-Term Investments (at amortized cost)	36,698,462

	Total Investments (cost $791,622,077) 99.0%	$889,809,494

	Other Assets and Liabilities, Net 1.0%	8,820,592

	Total Net Assets 100.0%	$898,630,086

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$123,826,775
Gross unrealized depreciation	(25,639,358)

Net unrealized appreciation (depreciation)	$98,187,417

Cost for federal income tax purposes	$791,622,077

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Large Cap Growth Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Large Cap Growth Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	149,599,954	149,599,954	–	–
Consumer Staples	49,280,568	35,645,225	13,635,343	–
Energy	73,756,018	73,756,018	–	–
Financials	62,586,541	62,586,541	–	–
Health Care	121,828,569	121,828,569	–	–
Industrials	84,105,852	84,105,852	–	–
Information Technology	302,851,951	302,851,951	–	–
Materials	9,101,579	9,101,579	–	–
Short-Term Investments	36,698,462	500,000	36,198,462	–

Total	$889,809,494	$839,975,689	$49,833,805	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$–	$159,378,600	$159,378,600	–	$–	$17,406
Securities Lending Trust- Short Term Investment	–	1,000,000	500,000	500,000	500,000	16
Total Value and Income Earned	–				500,000	17,422

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Partner Growth Stock Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (96.5%)	Value
Consumer Discretionary (20.5%)
9,300	Amazon.com, Inc.[a]	$2,365,176
1,400	AutoZone, Inc.[a]	517,538
10,600	CarMax, Inc.[a]	299,980
6,724	Carnival plc	247,684
900	Charter Communications, Inc.[a]	67,563
1,500	Chipotle Mexican Grill, Inc.[a]	476,310
13,700	D.R. Horton, Inc.	282,768
3,400	Dollar Tree, Inc.[a]	164,135
2,500	Fossil, Inc.[a]	211,750
4,400	Harley-Davidson, Inc.	186,428
8,900	Home Depot, Inc.	537,293
10,300	Las Vegas Sands Corporation	477,611
8,000	Lennar Corporation[b]	278,160
10,633	Marriott International, Inc.	415,750
2,500	MGM Resorts International[a]	26,875
4,600	NIKE, Inc.	436,586
25,100	Prada Holding SPA	186,477
2,400	Priceline.com, Inc.[a]	1,484,952
1,400	Ralph Lauren Corporation	211,722
4,900	Ross Stores, Inc.	316,540
3,900	Sherwin-Williams Company	580,749
20,300	Starbucks Corporation	1,030,225
7,000	Starwood Hotels & Resorts Worldwide, Inc.	405,720
1,300	Tractor Supply Company	128,557
9,800	Walt Disney Company	512,344
3,100	Yum! Brands, Inc.	205,654

	Total	12,054,547

Consumer Staples (2.5%)
4,700	Costco Wholesale Corporation	470,588
10,800	CVS Caremark Corporation	522,936
4,900	Monster Beverage Corporation[a]	265,384
2,000	Whole Foods Market, Inc.	194,800

	Total	1,453,708

Energy (4.0%)
3,900	EOG Resources, Inc.	436,995
8,200	FMC Technologies, Inc.[a]	379,660
4,000	Occidental Petroleum Corporation	344,240
1,100	Pioneer Natural Resources Company	114,840
4,000	Range Resources Corporation	279,480
6,100	Schlumberger, Ltd.	441,213
11,200	Williams Companies, Inc.	391,664

	Total	2,388,092

Financials (5.8%)
13,100	American Express Company	744,866
17,600	American Tower Corporation	1,256,464
4,300	Franklin Resources, Inc.	537,801
1,900	IntercontinentalExchange, Inc.[a]	253,479
17,000	Invesco, Ltd.	424,830
6,800	U.S. Bancorp	233,240

	Total	3,450,680

Health Care (9.1%)
4,000	Alexion Pharmaceuticals, Inc.[a]	457,600
2,500	Allergan, Inc.	228,950
3,800	Baxter International, Inc.	228,988
3,100	Biogen Idec, Inc.[a]	462,613
2,890	Catamaran Corporation[a]	283,133
2,900	Celgene Corporation[a]	221,560

Shares	Common Stock (96.5%)	Value
Health Care (9.1%) - continued
1,200	Covidien plc	$71,304
3,300	Edwards Lifesciences Corporation[a]	354,321
8,400	Express Scripts Holding Company[a]	526,428
6,300	Gilead Sciences, Inc.[a]	417,879
6,900	McKesson Corporation	593,607
1,892	Novo Nordisk AS	297,648
1,300	Regeneron Pharmaceuticals, Inc.[a]	198,458
5,600	Stryker Corporation	311,696
6,500	UnitedHealth Group, Inc.	360,165
6,100	Valeant Pharmaceuticals International, Inc.[a]	337,147

	Total	5,351,497

Industrials (11.9%)
4,900	Babcock & Wilcox Company[a]	124,803
5,200	Boeing Company	362,024
25,200	Danaher Corporation	1,389,780
2,600	Deere & Company	214,474
16,300	Fastenal Company	700,737
5,800	FedEx Corporation	490,796
2,500	IHS, Inc.[a]	243,375
4,800	JB Hunt Transport Services, Inc.	249,792
5,300	Kansas City Southern	401,634
5,700	Precision Castparts Corporation	931,038
4,500	Roper Industries, Inc.	494,505
4,900	Union Pacific Corporation	581,630
5,500	United Continental Holdings, Inc.[a]	107,250
7,500	United Parcel Service, Inc.	536,775
1,000	W.W. Grainger, Inc.	208,370

	Total	7,036,983

Information Technology (37.9%)
9,400	Accenture plc	658,282
7,300	Akamai Technologies, Inc.[a]	279,298
800	Alliance Data Systems Corporation[a]	113,560
10,800	Apple, Inc.	7,206,408
6,200	Autodesk, Inc.[a]	206,894
5,900	Baidu.com, Inc. ADR[a]	689,238
11,900	Broadcom Corporation[a]	411,502
3,200	Check Point Software Technologies, Ltd.[a]	154,112
21,900	eBay, Inc.[a]	1,060,179
16,500	EMC Corporation[a]	449,955
5,217	Facebook, Inc., Class Aa,c	107,301
9,948	Facebook, Inc., Class Ba,c	204,605
4,050	Google, Inc.[a]	3,055,725
5,800	Informatica Corporation[a]	201,898
25,500	Juniper Networks, Inc.[a]	436,305
3,400	LinkedIn Corporation[a]	409,360
3,650	MasterCard, Inc.	1,647,902
7,200	Nuance Communications, Inc.[a]	179,208
25,000	QUALCOMM, Inc.	1,562,250
4,900	Rackspace Hosting, Inc.[a]	323,841
6,400	Red Hat, Inc.[a]	364,416
3,200	Salesforce.com, Inc.[a]	488,608
13,500	Tencent Holdings, Ltd.	457,052
3,900	Teradata Corporation[a]	294,099
5,200	Trimble Navigation, Ltd.[a]	247,832
2,380	Twitter, Inc.[a,c]	30,321

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Partner Growth Stock Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (96.5%)	Value
Information Technology (37.9%) - continued
8,100	Visa, Inc.	$1,087,668

	Total	22,327,819

Materials (2.1%)
3,300	Ecolab, Inc.	213,873
9,700	Praxair, Inc.	1,007,636

	Total	1,221,509

Telecommunications Services (2.7%)
24,800	Crown Castle International Corporation[a]	1,589,680

	Total	1,589,680

	Total Common Stock (cost $34,131,737)	56,874,515

Shares	Preferred Stock (0.2%)	Value
Information Technology (0.2%)
4,432	LivingSocial.com Convertible[a,c]	11,438
6	Twitter, Inc., Convertible, Series Aa,c	76
96	Twitter, Inc., Convertible, Series Ba,c	1,223
1,615	Twitter, Inc., Convertible, Series B, Restricted[a,c]	20,575
25	Twitter, Inc., Convertible, Series Ca,c	319
438	Twitter, Inc., Convertible, Series C, Restricted[a,c]	5,580
913	Twitter, Inc., Convertible, Series Da,c	11,632
292	Twitter, Inc., Convertible, Series Fa,c	3,720
3,855	Twitter, Inc., Convertible, Series G-2[a,c]	49,113

	Total	103,676

	Total Preferred Stock (cost $150,381)	103,676

Shares	Collateral Held for Securities Loaned (0.4%)	Value
266,400	Thrivent Financial Securities Lending Trust	266,400

	Total Collateral Held for Securities Loaned (cost $266,400)	266,400

	Total Investments (cost $34,548,518) 97.1%	$57,244,591

	Other Assets and Liabilities, Net 2.9%	1,680,831

	Total Net Assets 100.0%	$58,925,422

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is fair valued.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security's shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$23,186,411
Gross unrealized depreciation	(490,338)

Net unrealized appreciation (depreciation)	$22,696,073

Cost for federal income tax purposes	$34,548,518

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Partner Growth Stock Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	12,054,547	11,620,386	434,161	–
Consumer Staples	1,453,708	1,453,708	–	–
Energy	2,388,092	2,388,092	–	–
Financials	3,450,680	3,450,680	–	–
Health Care	5,351,497	5,053,849	297,648	–
Industrials	7,036,983	7,036,983	–	–
Information Technology	22,327,819	21,528,540	457,052	342,227
Materials	1,221,509	1,221,509	–	–
Telecommunications Services	1,589,680	1,589,680	–	–
Preferred Stock
Information Technology	103,676	–	–	103,676
Collateral Held for Securities Loaned	266,400	266,400	–	–

Total	$57,244,591	$55,609,827	$1,188,861	$445,903

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Common Stock Information Technology and Preferred Stock Information Technology Level 3 securities are market activity, private-market activity, rate of growth, volatility of any underlying security, and cash flow. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$1,659,825	$5,220,893	$6,614,318	266,400	$266,400	$28,323
Total Value and Income Earned	1,659,825				266,400	28,323

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Large Cap Value Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (95.6%)	Value
Consumer Discretionary (9.1%)
162,450	CBS Corporation	$5,901,808
425,440	Delphi Automotive plc[a]	13,188,640
80,400	Harley-Davidson, Inc.	3,406,548
736,440	Lowe’s Companies, Inc.	22,269,946
594,450	News Corporation	14,742,360
170,210	Time Warner Cable, Inc.	16,180,163

	Total	75,689,465

Consumer Staples (9.4%)
311,390	CVS Caremark Corporation	15,077,504
127,420	Diageo plc ADR	14,364,057
106,800	Kimberly-Clark Corporation	9,161,304
473,152	Kraft Foods, Inc.	19,564,835
119,949	Philip Morris International, Inc.	10,788,213
244,930	Unilever NV ADR	8,690,116

	Total	77,646,029

Energy (11.7%)
524,090	BP plc ADR	22,200,452
139,535	Chevron Corporation	16,264,200
172,439	EOG Resources, Inc.	19,321,790
253,650	EQT Corporation	14,965,350
600,200	Marathon Oil Corporation	17,747,914
92,160	Schlumberger, Ltd.	6,665,933

	Total	97,165,639

Financials (22.0%)
175,200	ACE, Ltd.	13,245,120
214,230	Allstate Corporation	8,485,650
119,520	Capital One Financial Corporation	6,813,835
287,080	Citigroup, Inc.	9,393,258
71,670	Goldman Sachs Group, Inc.	8,147,446
367,400	Invesco, Ltd.	9,181,326
643,036	J.P. Morgan Chase & Company	26,030,097
788,310	KKR & Company, LP	11,911,364
679,920	MetLife, Inc.	23,430,043
430,910	State Street Corporation	18,080,984
685,630	SunTrust Banks, Inc.	19,382,760
142,169	SVB Financial Group[a]	8,595,538
574,940	Wells Fargo & Company	19,852,678

	Total	182,550,099

Health Care (14.8%)
247,770	Baxter International, Inc.	14,930,620
303,270	Covidien plc	18,020,303
574,800	Merck & Company, Inc.	25,923,480
1,169,855	Pfizer, Inc.	29,070,897
413,880	Sanofi ADR	17,821,673
307,307	UnitedHealth Group, Inc.	17,027,881

	Total	122,794,854

Industrials (9.9%)
90,360	FedEx Corporation	7,646,263
292,280	General Electric Company	6,637,679
197,010	Honeywell International, Inc.	11,771,347
389,100	Jacobs Engineering Group, Inc.[a]	15,731,313
118,150	Norfolk Southern Corporation	7,517,885
85,770	SPX Corporation	5,610,216
352,624	United Technologies Corporation	27,606,933

	Total	82,521,636

Information Technology (10.5%)
485,730	Microsoft Corporation	14,465,039

Shares	Common Stock (95.6%)	Value
Information Technology (10.5%) - continued
349,070	NetApp, Inc.[a]	$11,477,422
1,044,770	Oracle Corporation	32,899,807
653,800	Texas Instruments, Inc.	18,012,190
304,670	Xilinx, Inc.	10,179,025

	Total	87,033,483

Materials (1.5%)
116,144	Sigma-Aldrich Corporation	8,358,883
194,240	United States Steel Corporation[b]	3,704,157

	Total	12,063,040

Telecommunications Services (1.8%)
336,734	Verizon Communications, Inc.	15,344,968

	Total	15,344,968

Utilities (4.9%)
642,490	NiSource, Inc.	16,370,645
670,660	Utilities Select Sector SPDR Fund	24,412,024

	Total	40,782,669

	Total Common Stock (cost $703,260,346)	793,591,882

Shares	Collateral Held for Securities Loaned (0.5%)	Value
3,835,450	Thrivent Financial Securities Lending Trust	3,835,450

	Total Collateral Held for Securities Loaned (cost $3,835,450)	3,835,450

Shares or Principal Amount	Short-Term Investments (3.8%)	Value
	Federal Home Loan Bank Discount Notes
10,000,000	0.088%, 10/17/2012[c]	9,999,563
4,000,000	0.110%, 10/24/2012[c]	3,999,694
5,000,000	0.130%, 10/26/2012[c]	4,999,513
	Nieuw Amsterdam Receivables Corporation
12,000,000	0.130%, 10/1/2012[c,d,e]	11,999,913
1,000,000	Thrivent Financial Securities Lending Trust	1,000,000

	Total Short-Term Investments (at amortized cost)	31,998,683

	Total Investments (cost $739,094,479) 99.9%	$829,426,015

	Other Assets and Liabilities, Net 0.1%	1,068,890

	Total Net Assets 100.0%	$830,494,905

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Large Cap Value Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $11,999,913 or 1.4% of total net assets.

e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$99,074,072
Gross unrealized depreciation	(8,742,536)

Net unrealized appreciation (depreciation)	$90,331,536

Cost for federal income tax purposes	$739,094,479

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	75,689,465	75,689,465	–	–
Consumer Staples	77,646,029	77,646,029	–	–
Energy	97,165,639	97,165,639	–	–
Financials	182,550,099	182,550,099	–	–
Health Care	122,794,854	122,794,854	–	–
Industrials	82,521,636	82,521,636	–	–
Information Technology	87,033,483	87,033,483	–	–
Materials	12,063,040	12,063,040	–	–
Telecommunications Services	15,344,968	15,344,968	–	–
Utilities	40,782,669	40,782,669	–	–
Collateral Held for Securities Loaned	3,835,450	3,835,450	–	–
Short-Term Investments	31,998,683	1,000,000	30,998,683	–

Total	$829,426,015	$798,427,332	$30,998,683	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$6,250,075	$80,154,410	$82,569,035	3,835,450	$3,835,450	$14,791
Securities Lending Trust - Short Term Investment	–	1,000,000	–	1,000,000	1,000,000	24
Total Value and Income Earned	6,250,075				4,835,450	14,815

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Large Cap Stock Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (87.9%)	Value
Consumer Discretionary (13.4%)
26,550	Amazon.com, Inc.[a]	$6,752,196
55,100	AutoZone, Inc.[a]	20,368,817
350,900	Comcast Corporation	12,551,693
218,900	Home Depot, Inc.	13,214,993
216,975	Las Vegas Sands Corporation	10,061,131
222,600	Sally Beauty Holdings, Inc.[a]	5,585,034
163,000	Time Warner Cable, Inc.	15,494,780

	Total	84,028,644

Consumer Staples (5.2%)
112,838	Anheuser-Busch InBev NV ADR	9,693,913
227,800	Kimberly-Clark Corporation	19,540,684
50,100	Nestle SA	3,161,178

	Total	32,395,775

Energy (8.4%)
371,291	BP plc ADR	15,727,887
470,200	Marathon Oil Corporation	13,903,814
121,360	Schlumberger, Ltd.	8,777,969
1,139,800	Weatherford International, Ltd.[a]	14,452,664

	Total	52,862,334

Financials (12.9%)
84,100	ACE, Ltd.	6,357,960
641,350	Citigroup, Inc.	20,984,972
634,224	J.P. Morgan Chase & Company	25,673,388
858,329	KKR & Company, LP	12,969,351
436,080	Wells Fargo & Company	15,057,842

	Total	81,043,513

Health Care (13.7%)
78,220	Baxter International, Inc.	4,713,537
61,900	Biogen Idec, Inc.[a]	9,237,337
65,510	Covidien plc	3,892,604
463,960	Merck & Company, Inc.	20,924,596
1,103,185	Pfizer, Inc.	27,414,147
90,200	Shire Pharmaceuticals Group plc ADR	8,000,740
219,830	UnitedHealth Group, Inc.	12,180,781

	Total	86,363,742

Industrials (11.2%)
98,300	Dover Corporation	5,847,867
143,400	FedEx Corporation	12,134,508
158,340	Honeywell International, Inc.	9,460,815
226,650	Jacobs Engineering Group, Inc.[a]	9,163,459
87,820	Parker Hannifin Corporation	7,339,996
53,600	Tyco International, Ltd.	3,015,536
300,030	United Technologies Corporation	23,489,349

	Total	70,451,530

Information Technology (18.6%)
59,124	Apple, Inc.	39,451,080
115,000	Citrix Systems, Inc.[a]	8,805,550
90,832	Cognizant Technology Solutions Corporation[a]	6,350,973
70,800	eBay, Inc.[a]	3,427,428
15,721	Google, Inc.[a]	11,861,495
239,100	NetApp, Inc.[a]	7,861,608
440,660	Oracle Corporation	13,876,383
118,550	QUALCOMM, Inc.	7,408,190
530,830	Texas Instruments, Inc.	14,624,366

Shares	Common Stock (87.9%)	Value
Information Technology (18.6%) - continued
92,070	Xilinx, Inc.	$3,076,059

	Total	116,743,132

Materials (1.5%)
232,265	Freeport-McMoRan Copper & Gold, Inc.	9,193,049

	Total	9,193,049

Utilities (3.0%)
745,280	NiSource, Inc.	18,989,734

	Total	18,989,734

	Total Common Stock (cost $507,001,730)	552,071,453

Shares or Principal Amount	Short-Term Investments (10.4%)	Value
	Federal Home Loan Bank Discount Notes
15,000,000	0.090%, 10/17/2012[b]	14,999,325
5,000,000	0.110%, 10/24/2012[b,c]	4,999,618
10,000,000	0.080%, 11/28/2012[b]	9,998,667
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.044%, 10/22/2012[b]	4,999,859
200,000	0.160%, 12/17/2012[b,c]	199,930
	U.S. Treasury Bills
30,000,000	0.075%, 10/11/2012[b]	29,999,250

	Total Short-Term Investments (at amortized cost)	65,196,649

	Total Investments (cost $572,198,379) 98.3%	$617,268,102

	Other Assets and Liabilities, Net 1.7%	10,654,676

	Total Net Assets 100.0%	$627,922,778

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	At September 28, 2012, $2,399,762 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$53,708,355
Gross unrealized depreciation	(8,638,632)

Net unrealized appreciation (depreciation)	$45,069,723

Cost for federal income tax purposes	$572,198,379

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Large Cap Stock Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	84,028,644	84,028,644	–	–
Consumer Staples	32,395,775	29,234,597	3,161,178	–
Energy	52,862,334	52,862,334	–	–
Financials	81,043,513	81,043,513	–	–
Health Care	86,363,742	86,363,742	–	–
Industrials	70,451,530	70,451,530	–	–
Information Technology	116,743,132	116,743,132	–	–
Materials	9,193,049	9,193,049	–	–
Utilities	18,989,734	18,989,734	–	–
Short-Term Investments	65,196,649	–	65,196,649	–

Total	$617,268,102	$548,910,275	$68,357,827	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	675,547	675,547	–	–

Total Liability Derivatives	$675,547	$675,547	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	135	December 2012	$49,079,797	$48,404,250	($675,547)
Total Futures Contracts					($675,547)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$1,256,975	$33,408,770	$34,665,745	–	$–	$13,333
Total Value and Income Earned	1,256,975				–	13,333

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Large Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.1%)	Value
Consumer Discretionary (10.9%)
2,000	Abercrombie & Fitch Company	$67,840
8,600	Amazon.com, Inc.[a]	2,187,152
2,500	Apollo Group, Inc.[a]	72,625
1,000	AutoNation, Inc.[a]	43,670
900	AutoZone, Inc.[a]	332,703
5,500	Bed Bath & Beyond, Inc.[a]	346,500
6,325	Best Buy Company, Inc.	108,727
1,400	Big Lots, Inc.[a]	41,412
2,800	BorgWarner, Inc.[a]	193,508
5,200	Cablevision Systems Corporation	82,420
5,500	CarMax, Inc.[a]	155,650
10,700	Carnival Corporation	389,908
14,172	CBS Corporation	514,869
800	Chipotle Mexican Grill, Inc.[a]	254,032
6,900	Coach, Inc.	386,538
63,815	Comcast Corporation	2,282,663
6,700	D.R. Horton, Inc.	138,288
3,150	Darden Restaurants, Inc.	175,613
15,000	DIRECTV[a]	786,900
5,900	Discovery Communications, Inc.[a]	351,817
5,500	Dollar Tree, Inc.[a]	265,512
2,250	Expedia, Inc.	130,140
2,300	Family Dollar Stores, Inc.	152,490
91,111	Ford Motor Company	898,354
1,300	Fossil, Inc.[a]	110,110
5,500	Gannett Company, Inc.	97,625
7,162	Gap, Inc.	256,256
3,800	Genuine Parts Company	231,914
5,900	Goodyear Tire & Rubber Company[a]	71,921
6,500	H&R Block, Inc.	112,645
5,500	Harley-Davidson, Inc.	233,035
1,700	Harman International Industries, Inc.	78,472
2,850	Hasbro, Inc.	108,785
36,000	Home Depot, Inc.	2,173,320
6,400	International Game Technology	83,776
10,467	Interpublic Group of Companies, Inc.	116,393
3,400	J.C. Penney Company, Inc.[b]	82,586
16,300	Johnson Controls, Inc.	446,620
5,100	Kohl’s Corporation	261,222
3,300	Leggett & Platt, Inc.	82,665
3,900	Lennar Corporation[b]	135,603
5,704	Limited Brands, Inc.	280,979
27,200	Lowe’s Companies, Inc.	822,528
9,568	Macy’s, Inc.	359,948
6,006	Marriott International, Inc.	234,835
8,150	Mattel, Inc.	289,162
24,100	McDonald’s Corporation	2,211,175
6,700	McGraw-Hill Companies, Inc.	365,753
1,400	Netflix, Inc.[a,b]	76,216
6,973	Newell Rubbermaid, Inc.	133,115
48,600	News Corporation	1,192,158
8,800	NIKE, Inc.	835,208
3,600	Nordstrom, Inc.	198,648
6,300	Omnicom Group, Inc.	324,828
2,900	O’Reilly Automotive, Inc.[a]	242,498
1,200	Priceline.com, Inc.[a]	742,476
8,092	Pulte Group, Inc.[a]	125,426
1,500	Ralph Lauren Corporation	226,845
5,400	Ross Stores, Inc.	348,840
2,100	Scripps Networks Interactive	128,583
2,100	Sherwin-Williams Company	312,711

Shares	Common Stock (98.1%)	Value
Consumer Discretionary (10.9%) - continued
1,400	Snap-On, Inc.	$100,618
16,275	Staples, Inc.	187,488
18,100	Starbucks Corporation	918,575
4,700	Starwood Hotels & Resorts Worldwide, Inc.	272,412
15,600	Target Corporation	990,132
2,800	Tiffany & Company	173,264
7,358	Time Warner Cable, Inc.	699,451
22,650	Time Warner, Inc.	1,026,724
17,600	TJX Companies, Inc.	788,304
2,650	TripAdvisor, Inc.[a]	87,265
2,700	Urban Outfitters, Inc.[a]	101,412
2,100	VF Corporation	334,656
11,272	Viacom, Inc.	604,066
42,847	Walt Disney Company	2,240,041
70	Washington Post Company	25,412
1,857	Whirlpool Corporation	153,964
3,372	Wyndham Worldwide Corporation	176,963
1,900	Wynn Resorts, Ltd.	219,336
10,880	Yum! Brands, Inc.	721,779

	Total	34,316,073

Consumer Staples (10.7%)
48,600	Altria Group, Inc.	1,622,754
15,768	Archer-Daniels-Midland Company	428,574
10,300	Avon Products, Inc.	164,285
3,800	Beam, Inc.	218,652
3,637	Brown-Forman Corporation	237,314
4,300	Campbell Soup Company[b]	149,726
3,100	Clorox Company	223,355
92,400	Coca-Cola Company	3,504,732
6,600	Coca-Cola Enterprises, Inc.	206,382
10,600	Colgate-Palmolive Company	1,136,532
9,700	ConAgra Foods, Inc.	267,623
3,600	Constellation Brands, Inc.[a]	116,460
10,300	Costco Wholesale Corporation	1,031,288
30,344	CVS Caremark Corporation	1,469,256
4,400	Dean Foods Company[a]	71,940
5,100	Dr. Pepper Snapple Group, Inc.	227,103
5,700	Estee Lauder Companies, Inc.	350,949
15,500	General Mills, Inc.	617,675
7,600	H.J. Heinz Company	425,220
3,600	Hershey Company	255,204
3,300	Hormel Foods Corporation	96,492
2,651	J.M. Smucker Company	228,861
5,900	Kellogg Company	304,794
9,392	Kimberly-Clark Corporation	805,646
42,352	Kraft Foods, Inc.	1,751,255
13,000	Kroger Company	306,020
3,100	Lorillard, Inc.	360,995
3,200	McCormick & Company, Inc.	198,528
4,928	Mead Johnson Nutrition Company	361,124
3,800	Molson Coors Brewing Company	171,190
3,700	Monster Beverage Corporation[a]	200,392
37,130	PepsiCo, Inc.	2,627,690
40,200	Philip Morris International, Inc.	3,615,588
65,738	Procter & Gamble Company	4,559,588
7,900	Reynolds American, Inc.	342,386
5,700	Safeway, Inc.[b]	91,713
14,000	Sysco Corporation	437,780

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Large Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.1%)	Value
Consumer Staples (10.7%) - continued
6,900	Tyson Foods, Inc.	$110,538
20,500	Walgreen Company	747,020
40,100	Wal-Mart Stores, Inc.	2,959,380
4,100	Whole Foods Market, Inc.	399,340

	Total	33,401,344

Energy (11.1%)
5,269	Alpha Natural Resources, Inc.[a]	34,617
11,972	Anadarko Petroleum Corporation	837,082
9,320	Apache Corporation	805,900
10,483	Baker Hughes, Inc.	474,146
5,100	Cabot Oil & Gas Corporation	228,990
5,900	Cameron International Corporation[a]	330,813
12,400	Chesapeake Energy Corporation[b]	233,988
46,796	Chevron Corporation	5,454,542
28,949	ConocoPhillips	1,655,304
5,500	Consol Energy, Inc.	165,275
9,300	Denbury Resources, Inc.[a]	150,288
9,000	Devon Energy Corporation	544,500
1,700	Diamond Offshore Drilling, Inc.	111,877
5,500	Ensco plc	300,080
6,500	EOG Resources, Inc.	728,325
3,600	EQT Corporation	212,400
110,190	Exxon Mobil Corporation	10,076,876
5,700	FMC Technologies, Inc.[a]	263,910
22,100	Halliburton Company	744,549
2,600	Helmerich & Payne, Inc.	123,786
7,100	Hess Corporation	381,412
13,600	Kinder Morgan, Inc.	483,072
16,868	Marathon Oil Corporation	498,787
8,084	Marathon Petroleum Corporation	441,306
4,400	Murphy Oil Corporation	236,236
7,000	Nabors Industries, Ltd.[a]	98,210
10,200	National Oilwell Varco, Inc.	817,122
3,300	Newfield Exploration Company[a]	103,356
6,100	Noble Corporation[a]	218,258
4,300	Noble Energy, Inc.	398,653
19,400	Occidental Petroleum Corporation	1,669,564
6,400	Peabody Energy Corporation	142,656
14,924	Phillips 66	692,026
3,000	Pioneer Natural Resources Company	313,200
4,300	QEP Resources, Inc.	136,138
3,800	Range Resources Corporation	265,506
3,000	Rowan Companies plc[a]	101,310
31,694	Schlumberger, Ltd.	2,292,427
8,300	Southwestern Energy Company[a]	288,674
15,604	Spectra Energy Corporation	458,133
2,500	Sunoco, Inc.	117,075
3,400	Tesoro Corporation	142,460
13,200	Valero Energy Corporation	418,176
14,900	Williams Companies, Inc.	521,053
4,700	WPX Energy, Inc.[a]	77,973

	Total	34,790,031

Financials (14.3%)
8,100	ACE, Ltd.	612,360
11,200	Aflac, Inc.	536,256
11,582	Allstate Corporation	458,763
23,500	American Express Company	1,336,210
27,867	American International Group, Inc.[a]	913,759

Shares	Common Stock (98.1%)	Value
Financials (14.3%) - continued
9,500	American Tower Corporation	$678,205
5,000	Ameriprise Financial, Inc.	283,450
7,725	Aon plc	403,940
3,436	Apartment Investment & Management Company	89,302
2,000	Assurant, Inc.	74,600
2,301	AvalonBay Communities, Inc.	312,913
257,210	Bank of America Corporation	2,271,164
28,152	Bank of New York Mellon Corporation	636,798
16,700	BB&T Corporation	553,772
43,769	Berkshire Hathaway, Inc.[a]	3,860,426
3,100	BlackRock, Inc.	552,730
3,600	Boston Properties, Inc.	398,196
13,873	Capital One Financial Corporation	790,900
7,200	CBRE Group, Inc.[a]	132,552
26,125	Charles Schwab Corporation	334,139
6,400	Chubb Corporation	488,192
3,538	Cincinnati Financial Corporation	134,055
69,893	Citigroup, Inc.	2,286,899
7,300	CME Group, Inc.	418,290
4,650	Comerica, Inc.	144,383
12,325	Discover Financial Services	489,672
6,110	E*TRADE Financial Corporation[a]	53,829
7,200	Equity Residential	414,216
2,200	Federated Investors, Inc.[b]	45,518
21,994	Fifth Third Bancorp	341,127
5,981	First Horizon National Corporation	57,597
3,300	Franklin Resources, Inc.	412,731
11,700	Genworth Financial, Inc.[a]	61,191
10,800	Goldman Sachs Group, Inc.	1,227,744
10,500	Hartford Financial Services Group, Inc.	204,120
10,300	HCP, Inc.	458,144
6,000	Health Care REIT, Inc.	346,500
17,241	Host Hotels & Resorts, Inc.	276,718
11,400	Hudson City Bancorp, Inc.	90,744
20,471	Huntington Bancshares, Inc.	141,250
1,800	IntercontinentalExchange, Inc.[a]	240,138
10,700	Invesco, Ltd.	267,393
90,648	J.P. Morgan Chase & Company	3,669,431
22,500	KeyCorp	196,650
9,700	Kimco Realty Corporation	196,619
2,900	Legg Mason, Inc.	71,572
4,800	Leucadia National Corporation	109,200
6,694	Lincoln National Corporation	161,928
7,500	Loews Corporation	309,450
2,900	M&T Bank Corporation[b]	275,964
13,000	Marsh & McLennan Companies, Inc.	441,090
25,332	MetLife, Inc.	872,941
4,600	Moody’s Corporation	203,182
33,050	Morgan Stanley	553,257
2,800	NASDAQ OMX Group, Inc.	65,226
5,200	Northern Trust Corporation	241,358
5,900	NYSE Euronext	145,435
8,400	People’s United Financial, Inc.	101,976
3,900	Plum Creek Timber Company, Inc.	170,976
12,614	PNC Financial Services Group, Inc.	795,943
6,600	Principal Financial Group, Inc.	177,804

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Large Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.1%)	Value
Financials (14.3%) - continued
13,400	Progressive Corporation	$277,916
10,996	Prologis, Inc.	385,190
11,200	Prudential Financial, Inc.	610,512
3,400	Public Storage, Inc.	473,178
33,677	Regions Financial Corporation	242,811
7,244	Simon Property Group, Inc.	1,099,712
11,200	SLM Corporation	176,064
11,400	State Street Corporation	478,344
12,900	SunTrust Banks, Inc.	364,683
6,068	T. Rowe Price Group, Inc.	384,104
2,300	Torchmark Corporation	118,105
9,281	Travelers Companies, Inc.	633,521
45,185	U.S. Bancorp	1,549,846
6,724	Unum Group	129,235
7,000	Ventas, Inc.	435,750
3,997	Vornado Realty Trust	323,957
117,240	Wells Fargo & Company	4,048,297
12,782	Weyerhaeuser Company REIT	334,121
7,400	XL Group plc	177,822
4,400	Zions Bancorporation	90,882

	Total	44,924,938

Health Care (11.7%)
37,500	Abbott Laboratories	2,571,000
7,996	Aetna, Inc.	316,642
4,600	Alexion Pharmaceuticals, Inc.[a]	526,240
7,400	Allergan, Inc.	677,692
6,000	AmerisourceBergen Corporation	232,260
18,440	Amgen, Inc.	1,554,861
13,100	Baxter International, Inc.	789,406
4,800	Becton, Dickinson and Company	377,088
5,600	Biogen Idec, Inc.[a]	835,688
33,850	Boston Scientific Corporation[a]	194,299
40,098	Bristol-Myers Squibb Company	1,353,307
1,900	C.R. Bard, Inc.	198,835
8,175	Cardinal Health, Inc.	318,580
5,287	CareFusion Corporation[a]	150,098
10,300	Celgene Corporation[a]	786,920
3,500	Cerner Corporation[a]	270,935
6,900	CIGNA Corporation	325,473
3,200	Coventry Health Care, Inc.	133,408
11,500	Covidien plc	683,330
2,000	DaVita, Inc.[a]	207,220
3,400	DENTSPLY International, Inc.	129,676
2,800	Edwards Lifesciences Corporation[a]	300,636
24,400	Eli Lilly and Company	1,156,804
19,345	Express Scripts Holding Company[a]	1,212,351
5,600	Forest Laboratories, Inc.[a]	199,416
18,100	Gilead Sciences, Inc.[a]	1,200,573
3,980	Hospira, Inc.[a]	130,624
3,900	Humana, Inc.	273,585
1,000	Intuitive Surgical, Inc.[a]	495,630
65,840	Johnson & Johnson	4,537,034
2,300	Laboratory Corporation of America Holdings[a]	212,681
4,143	Life Technologies Corporation[a]	202,510
5,642	McKesson Corporation	485,381
24,300	Medtronic, Inc.	1,047,816
72,683	Merck & Company, Inc.	3,278,003
9,700	Mylan, Inc.[a]	236,680
2,100	Patterson Companies, Inc.	71,904
2,700	PerkinElmer, Inc.	79,569

Shares	Common Stock (98.1%)	Value
Health Care (11.7%) - continued
2,100	Perrigo Company	$243,957
178,160	Pfizer, Inc.	4,427,276
3,800	Quest Diagnostics, Inc.	241,034
7,484	St. Jude Medical, Inc.	315,301
6,900	Stryker Corporation	384,054
9,900	Tenet Healthcare Corporation[a]	62,073
8,800	Thermo Fisher Scientific, Inc.	517,704
24,600	UnitedHealth Group, Inc.	1,363,086
2,700	Varian Medical Systems, Inc.[a]	162,864
2,100	Waters Corporation[a]	174,993
3,100	Watson Pharmaceuticals, Inc.[a]	263,996
7,800	WellPoint, Inc.	452,478
4,250	Zimmer Holdings, Inc.	287,385

	Total	36,650,356

Industrials (9.6%)
15,200	3M Company	1,404,784
2,500	Avery Dennison Corporation	79,550
16,160	Boeing Company	1,125,059
3,900	C.H. Robinson Worldwide, Inc.	228,345
15,600	Caterpillar, Inc.	1,342,224
2,600	Cintas Corporation	107,770
3,800	Cooper Industries plc	285,228
24,800	CSX Corporation	514,600
4,200	Cummins, Inc.	387,282
13,900	Danaher Corporation	766,585
9,300	Deere & Company	767,157
4,400	Dover Corporation	261,756
1,100	Dun & Bradstreet Corporation	87,582
8,100	Eaton Corporation[b]	382,806
17,400	Emerson Electric Company	839,898
2,900	Equifax, Inc.	135,082
5,100	Expeditors International of Washington, Inc.	185,436
6,400	Fastenal Company	275,136
6,960	FedEx Corporation	588,955
1,500	First Solar, Inc.[a,b]	33,218
1,300	Flowserve Corporation	166,062
4,000	Fluor Corporation	225,120
7,900	General Dynamics Corporation	522,348
252,100	General Electric Company	5,725,191
18,575	Honeywell International, Inc.	1,109,856
10,300	Illinois Tool Works, Inc.	612,541
6,800	Ingersoll-Rand plc	304,776
3,600	Iron Mountain, Inc.	122,796
3,100	Jacobs Engineering Group, Inc.[a]	125,333
2,600	Joy Global, Inc.	145,756
2,400	L-3 Communications Holdings, Inc.	172,104
6,400	Lockheed Martin Corporation	597,632
8,600	Masco Corporation	129,430
7,600	Norfolk Southern Corporation	483,588
5,998	Northrop Grumman Corporation	398,447
8,437	PACCAR, Inc.	337,691
2,800	Pall Corporation	177,772
3,575	Parker Hannifin Corporation	298,798
2,260	Pentair, Inc.[a]	100,593
4,800	Pitney Bowes, Inc.[b]	66,336
3,500	Precision Castparts Corporation	571,690
5,100	Quanta Services, Inc.[a]	125,970
4,300	R.R. Donnelley & Sons Company[b]	45,580
8,000	Raytheon Company	457,280
7,120	Republic Services, Inc.	195,871
3,400	Robert Half International, Inc.	90,542

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Large Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.1%)	Value
Industrials (9.6%) - continued
3,400	Rockwell Automation, Inc.	$236,470
3,400	Rockwell Collins, Inc.	182,376
2,400	Roper Industries, Inc.	263,736
1,300	Ryder System, Inc.	50,778
17,700	Southwest Airlines Company	155,229
4,100	Stanley Black & Decker, Inc.	312,625
2,100	Stericycle, Inc.[a]	190,092
6,700	Textron, Inc.	175,339
11,000	Tyco International, Ltd.	618,860
11,300	Union Pacific Corporation	1,341,310
17,100	United Parcel Service, Inc.	1,223,847
20,000	United Technologies Corporation	1,565,800
1,500	W.W. Grainger, Inc.	312,555
10,399	Waste Management, Inc.	333,600
4,400	Xylem, Inc.	110,660

	Total	30,180,833

Information Technology (19.8%)
15,200	Accenture plc	1,064,456
11,800	Adobe Systems, Inc.[a]	383,028
14,300	Advanced Micro Devices, Inc.[a,b]	48,191
8,315	Agilent Technologies, Inc.	319,712
4,300	Akamai Technologies, Inc.[a]	164,518
7,600	Altera Corporation	258,286
3,900	Amphenol Corporation	229,632
7,200	Analog Devices, Inc.	282,168
22,300	Apple, Inc.	14,879,898
29,500	Applied Materials, Inc.	329,367
5,500	Autodesk, Inc.[a]	183,535
11,600	Automatic Data Processing, Inc.	680,456
3,500	BMC Software, Inc.[a]	145,215
12,300	Broadcom Corporation[a]	425,334
8,212	CA, Inc.	211,582
126,300	Cisco Systems, Inc.	2,411,067
4,500	Citrix Systems, Inc.[a]	344,565
7,100	Cognizant Technology Solutions Corporation[a]	496,432
3,800	Computer Sciences Corporation	122,398
35,500	Corning, Inc.	466,825
34,800	Dell, Inc.	343,128
27,700	eBay, Inc.[a]	1,340,957
7,600	Electronic Arts, Inc.[a]	96,444
50,086	EMC Corporation[a]	1,365,845
1,900	F5 Networks, Inc.[a]	198,930
6,000	Fidelity National Information Services, Inc.	187,320
3,300	Fiserv, Inc.[a]	244,299
3,700	FLIR Systems, Inc.	73,908
2,900	GameStop Corporation[b]	60,900
6,300	Google, Inc.[a]	4,753,350
2,800	Harris Corporation	143,416
46,886	Hewlett-Packard Company	799,875
119,400	Intel Corporation	2,707,992
25,600	International Business Machines Corporation	5,310,720
6,600	Intuit, Inc.	388,608
4,500	Jabil Circuit, Inc.	84,240
5,562	JDS Uniphase Corporation[a]	68,885
12,600	Juniper Networks, Inc.[a]	215,586
4,000	KLA-Tencor Corporation	190,820
4,400	Lam Research Corporation[a]	139,854
5,500	Linear Technology Corporation	175,175
13,300	LSI Corporation[a]	91,903
2,600	MasterCard, Inc.	1,173,848

Shares	Common Stock (98.1%)	Value
Information Technology (19.8%) - continued
4,700	Microchip Technology, Inc.[b]	$153,878
24,300	Micron Technology, Inc.[a]	145,436
180,100	Microsoft Corporation	5,363,378
3,300	Molex, Inc.	86,724
6,855	Motorola Solutions, Inc.	346,520
8,700	NetApp, Inc.[a]	286,056
14,850	NVIDIA Corporation[a]	198,099
90,937	Oracle Corporation	2,863,606
7,700	Paychex, Inc.	256,333
40,600	QUALCOMM, Inc.	2,537,094
4,700	Red Hat, Inc.[a]	267,618
6,700	SAIC, Inc.	80,668
3,100	Salesforce.com, Inc.[a]	473,339
5,800	SanDisk Corporation[a]	251,894
8,400	Seagate Technology plc	260,400
16,824	Symantec Corporation[a]	302,832
10,300	TE Connectivity, Ltd.	350,303
4,100	Teradata Corporation[a]	309,181
4,500	Teradyne, Inc.[a]	63,990
27,200	Texas Instruments, Inc.	749,360
3,900	Total System Services, Inc.	92,430
3,800	VeriSign, Inc.[a]	185,022
12,500	Visa, Inc.	1,678,500
5,300	Western Digital Corporation	205,269
14,380	Western Union Company	262,004
31,185	Xerox Corporation	228,898
6,300	Xilinx, Inc.	210,483
24,900	Yahoo!, Inc.[a]	397,778

	Total	62,209,761

Materials (3.4%)
5,100	Air Products and Chemicals, Inc.	421,770
1,700	Airgas, Inc.	139,910
25,464	Alcoa, Inc.	225,356
2,569	Allegheny Technologies, Inc.	81,951
3,700	Ball Corporation	156,547
2,500	Bemis Company, Inc.	78,675
1,500	CF Industries Holdings, Inc.	333,360
3,400	Cliffs Natural Resources, Inc.	133,042
28,593	Dow Chemical Company	828,053
22,211	E.I. du Pont de Nemours and Company	1,116,547
3,700	Eastman Chemical Company	210,937
6,300	Ecolab, Inc.	408,303
3,300	FMC Corporation	182,754
22,692	Freeport-McMoRan Copper & Gold, Inc.	898,149
2,000	International Flavors & Fragrances, Inc.	119,160
10,471	International Paper Company	380,307
8,100	LyondellBasell Industries NV	418,446
4,081	MeadWestvaco Corporation	124,879
12,778	Monsanto Company	1,163,054
6,600	Mosaic Company	380,226
11,848	Newmont Mining Corporation	663,606
7,600	Nucor Corporation	290,776
4,000	Owens-Illinois, Inc.[a]	75,040
3,700	PPG Industries, Inc.	424,908
7,200	Praxair, Inc.	747,936
4,152	Sealed Air Corporation	64,190
2,900	Sigma-Aldrich Corporation	208,713
1,800	Titanium Metals Corporation	23,094
3,500	United States Steel Corporation[b]	66,745

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Large Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (98.1%)	Value
Materials (3.4%) - continued
3,100	Vulcan Materials Company	$146,630

	Total	10,513,064

Telecommunications Services (3.2%)
137,739	AT&T, Inc.	5,192,760
14,825	CenturyLink, Inc.	598,930
7,000	Crown Castle International Corporation[a]	448,700
23,778	Frontier Communications Corporation[b]	116,512
7,500	MetroPCS Communications, Inc.[a]	87,825
71,720	Sprint Nextel Corporation[a]	395,894
67,996	Verizon Communications, Inc.	3,098,578
14,107	Windstream Corporation[b]	142,622

	Total	10,081,821

Utilities (3.4%)
14,800	AES Corporation[a]	162,356
2,805	AGL Resources, Inc.	114,753
5,800	Ameren Corporation	189,486
11,560	American Electric Power Company, Inc.	507,946
10,173	CenterPoint Energy, Inc.	216,685
6,300	CMS Energy Corporation	148,365
7,000	Consolidated Edison, Inc.	419,230
13,594	Dominion Resources, Inc.	719,666
4,100	DTE Energy Company	245,754
16,802	Duke Energy Corporation	1,088,770
7,800	Edison International, Inc.	356,382
4,300	Entergy Corporation	297,990
20,374	Exelon Corporation	724,907
9,934	FirstEnergy Corporation	438,089
1,915	Integrys Energy Group, Inc.	99,963
10,000	NextEra Energy, Inc.	703,300
6,809	NiSource, Inc.	173,493
7,500	Northeast Utilities	286,725
5,500	NRG Energy, Inc.	117,645
4,900	ONEOK, Inc.	236,719
5,500	Pepco Holdings, Inc.	103,950
10,200	PG&E Corporation	435,234
2,700	Pinnacle West Capital Corporation	142,560
13,800	PPL Corporation	400,890
12,100	Public Service Enterprise Group, Inc.	389,378
3,100	SCANA Corporation	149,637
5,375	Sempra Energy	346,634
20,900	Southern Company	963,281
4,900	TECO Energy, Inc.	86,926
5,500	Wisconsin Energy Corporation	207,185
11,605	Xcel Energy, Inc.	321,575

	Total	10,795,474

	Total Common Stock (cost $237,766,307)	307,863,695

Shares	Collateral Held for Securities Loaned (0.6%)	Value
1,974,227	Thrivent Financial Securities Lending Trust	1,974,227

	Total Collateral Held for Securities Loaned (cost $1,974,227)	1,974,227

Shares or Principal Amount	Short-Term Investments (0.5%)	Value
1,588,907	Thrivent Financial Securities Lending Trust	$1,588,907

	Total Short-Term Investments (at amortized cost)	1,588,907

	Total Investments (cost $241,329,441) 99.2%	$311,426,829

	Other Assets and Liabilities, Net 0.8%	2,378,129

	Total Net Assets 100.0%	$313,804,958

a	Non-income producing security.
b	All or a portion of the security is on loan.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$100,536,620
Gross unrealized depreciation	(30,439,232)

Net unrealized appreciation (depreciation)	$70,097,388

Cost for federal income tax purposes	$241,329,441

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Large Cap Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	34,316,073	34,316,073	–	–
Consumer Staples	33,401,344	33,401,344	–	–
Energy	34,790,031	34,790,031	–	–
Financials	44,924,938	44,924,938	–	–
Health Care	36,650,356	36,650,356	–	–
Industrials	30,180,833	30,180,833	–	–
Information Technology	62,209,761	62,209,761	–	–
Materials	10,513,064	10,513,064	–	–
Telecommunications Services	10,081,821	10,081,821	–	–
Utilities	10,795,474	10,795,474	–	–
Collateral Held for Securities Loaned	1,974,227	1,974,227	–	–
Short-Term Investments	1,588,907	1,588,907	–	–

Total	$311,426,829	$311,426,829	$–	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	70,215	70,215	–	–

Total Liability Derivatives	$70,215	$70,215	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	16	December 2012	$5,807,015	$5,736,800	($70,215)
Total Futures Contracts					($70,215)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$1,237,026	$22,888,191	$22,150,990	1,974,227	$1,974,227	$17,763
Securities Lending Trust - Short Term Investment	–	1,919,168	330,261	1,588,907	1,588,907	42
Total Value and Income Earned	1,237,026				3,563,134	17,805

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Equity Income Plus Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (93.2%)	Value
Consumer Discretionary (8.0%)
10,100	Comcast Corporation	$361,277
66,400	H&R Block, Inc.	1,150,712
18,500	Home Depot, Inc.	1,116,845
6,700	Kohl’s Corporation	343,174
7,500	Lululemon Athletica, Inc.[a,b]	554,550
12,900	Macy’s, Inc.	485,298
7,800	McDonald’s Corporation	715,650
500	Priceline.com, Inc.[b]	309,365
16,700	Reed Elsevier NV ADR	444,554
12,200	Ross Stores, Inc.	788,120
53,100	Staples, Inc.	611,712
18,100	TJX Companies, Inc.	810,699
5,500	Toyota Motor Corporation ADR	431,805

	Total	8,123,761

Consumer Staples (9.9%)
4,100	Anheuser-Busch InBev NV ADR	352,231
1,300	British American Tobacco plc ADR	133,432
9,250	Brown-Forman Corporation	603,563
36,600	Coca-Cola Company	1,388,238
6,600	Colgate-Palmolive Company	707,652
7,000	Companhia de Bebidas das Americas ADR	267,890
10,200	General Mills, Inc.	406,470
21,600	Herbalife, Ltd.	1,023,840
17,900	Hillshire Brands Company	479,362
8,100	Nu Skin Enterprises, Inc.	314,523
20,700	Philip Morris International, Inc.	1,861,758
7,700	Reynolds American, Inc.	333,718
32,200	Unilever NV ADR	1,142,456
9,000	Unilever plc ADR	328,680
10,400	Wal-Mart Stores, Inc.	767,520

	Total	10,111,333

Energy (12.6%)
7,000	BP plc ADR	296,520
6,100	Canadian Natural Resources, Ltd.	187,819
24,300	Chevron Corporation	2,832,408
2,800	China Petroleum & Chemical Corporation	258,776
1,000	CNOOC, Ltd. ADR	202,730
24,700	ConocoPhillips	1,412,346
15,400	Ecopetrol SA ADR[a]	907,522
24,700	Exxon Mobil Corporation	2,258,815
4,600	Imperial Oil, Ltd.	211,738
22,600	Kinder Morgan, Inc.	802,752
4,200	Occidental Petroleum Corporation	361,452
4,800	PetroChina Company, Ltd. ADR[a]	619,968
15,500	Petroleo Brasileiro SA ADR	355,570
12,400	QEP Resources, Inc.	392,584
4,153	Royal Dutch Shell plc ADR, Class A	288,260
7,500	Royal Dutch Shell plc ADR, Class B	534,750
16,000	Statoil ASA ADR[a]	412,640
7,700	Suncor Energy, Inc. ADR	252,945
6,700	Total SA ADR[a]	335,670

	Total	12,925,265

Financials (23.1%)
19,000	Aflac, Inc.	909,720

Shares	Common Stock (93.2%)	Value
Financials (23.1%) - continued
1,000	Alexandria Real Estate Equities, Inc.	$73,520
4,900	American Tower Corporation	349,811
40,600	Annaly Capital Management, Inc.	683,704
2,200	Apartment Investment & Management Company	57,178
18,200	Assurant, Inc.	678,860
1,200	AvalonBay Communities, Inc.	163,188
37,300	Banco Bilbao Vizcaya Argentaria SA ADR[a]	289,075
15,100	Bank of Montreal	891,504
2,800	BioMed Realty Trust, Inc.	52,416
1,900	Boston Properties, Inc.	210,159
1,300	BRE Properties, Inc.	60,957
1,200	Camden Property Trust	77,388
3,800	Canadian Imperial Bank Of Commerce	297,122
2,700	CBL & Associates Properties, Inc.	57,618
24,000	CBOE Holdings, Inc.	706,080
1,900	CommonWealth REIT	27,664
1,700	Corporate Office Properties Trust	40,749
4,500	DDR Corporation	69,120
3,600	DiamondRock Hospitality Company	34,668
1,400	Digital Realty Trust, Inc.	97,790
4,200	Duke Realty Corporation	61,740
800	Equity Lifestyle Properties, Inc.	54,496
21,400	Equity Residential	1,231,142
500	Essex Property Trust, Inc.	74,120
900	Federal Realty Investment Trust	94,770
6,400	General Growth Properties, Inc.	124,672
5,200	HCP, Inc.	231,296
2,600	Health Care REIT, Inc.	150,150
1,500	Highwoods Properties, Inc.	48,930
900	Home Properties, Inc.	55,143
2,300	Hospitality Properties Trust	54,694
9,400	Host Hotels & Resorts, Inc.	150,870
7,600	HSBC Holdings plc ADR	353,096
33,500	iShares S&P U.S. Preferred Stock Index Fund	1,335,310
17,100	Itau Unibanco Holding SA ADR	261,288
24,500	J.P. Morgan Chase & Company	991,760
1,100	Kilroy Realty Corporation	49,258
5,800	Kimco Realty Corporation	117,566
1,600	LaSalle Hotel Properties	42,704
11,600	Liberty Property Trust	420,384
1,900	Macerich Company	108,737
1,800	Mack-Cali Realty Corporation	47,880
17,700	Manulife Financial Corporation[a]	213,108
58,600	Mitsubishi UFJ Financial Group, Inc. ADR[a]	272,490
91,000	New York Community Bancorp, Inc.[a]	1,288,560
2,000	Omega Healthcare Investors, Inc.	45,460
92,700	People’s United Financial, Inc.	1,125,378
3,100	Piedmont Office Realty Trust, Inc.	53,754
2,500	Plum Creek Timber Company, Inc.	109,600
47,100	PowerShares Preferred Portfolio	696,138
30,700	Progressive Corporation	636,718
5,978	Prologis, Inc.	209,409
12,800	Prudential plc ADR[a]	332,800
8,900	Public Storage, Inc.	1,238,613
1,800	Rayonier, Inc. REIT	88,218

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Equity Income Plus Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (93.2%)	Value
Financials (23.1%) - continued
2,100	Realty Income Corporation	$85,869
1,500	Regency Centers Corporation	73,095
21,100	RLJ Lodging Trust	399,001
22,200	Royal Bank of Scotland Group plc ADR[a,b]	184,704
2,700	Senior Housing Property Trust	58,806
3,600	Simon Property Group, Inc.	546,516
1,300	SL Green Realty Corporation	104,091
53,170	SPDR Dow Jones Wilshire International Real Estate ETF	2,086,923
1,000	Taubman Centers, Inc.	76,730
59,100	UBS AG ADR[a,b]	719,838
3,300	UDR, Inc.	81,906
5,200	Vanguard Dividend Appreciation Index Fund ETF[a]	310,336
500	Vanguard REIT ETF	32,485
3,722	Ventas, Inc.	231,694
2,400	Vornado Realty Trust	194,520
2,200	Weingarten Realty Investors	61,842
7,200	Weyerhaeuser Company REIT	188,208

	Total	23,635,107

Health Care (9.5%)
22,900	Abbott Laboratories	1,570,024
9,100	Aetna, Inc.	360,360
4,900	Celgene Corporation[b]	374,360
21,900	Eli Lilly and Company	1,038,279
18,000	Forest Laboratories, Inc.[b]	640,980
5,300	GlaxoSmithKline plc ADR	245,072
23,500	Medtronic, Inc.	1,013,320
4,050	Novartis AG ADR	248,103
6,000	Novo Nordisk A/S ADR	946,860
84,700	PDL BioPharma, Inc.[a]	651,343
31,900	Pfizer, Inc.	792,715
7,900	Sanofi ADR	340,174
6,700	Smith & Nephew plc ADR[a]	369,304
20,200	UnitedHealth Group, Inc.	1,119,282

	Total	9,710,176

Industrials (6.5%)
10,600	3M Company	979,652
19,700	C.H. Robinson Worldwide, Inc.	1,153,435
2,200	Canadian National Railway Company	194,106
8,100	Emerson Electric Company	390,987
9,900	Lockheed Martin Corporation	924,462
13,200	Northrop Grumman Corporation	876,876
82,100	Pitney Bowes, Inc.[a]	1,134,622
2,500	Siemens AG ADR	250,375
10,400	United Parcel Service, Inc.	744,328

	Total	6,648,843

Information Technology (9.0%)
7,400	Accenture plc	518,222
790	Apple, Inc.	527,135
4,700	Canon, Inc. ADR[a]	150,447
16,700	GameStop Corporation[a]	350,700
62,900	Intel Corporation	1,426,572
6,400	International Business Machines Corporation	1,327,680
79,600	Marvell Technology Group, Ltd.	728,340
1,800	MasterCard, Inc.	812,664
64,300	Microsoft Corporation	1,914,854
4,600	SAP AG ADR[a]	328,118

Shares	Common Stock (93.2%)	Value
Information Technology (9.0%) - continued
30,200	Seagate Technology plc	$936,200
11,100	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	175,602

	Total	9,196,534

Materials (5.2%)
7,500	BHP Billiton plc ADR[a]	468,450
6,000	BHP Billiton, Ltd. ADR[a]	411,660
2,000	CF Industries Holdings, Inc.	444,480
23,200	Gold Resource Corporation[a]	497,640
4,200	Monsanto Company	382,284
6,900	Newmont Mining Corporation	386,469
7,800	PPG Industries, Inc.	895,752
8,500	Rio Tinto plc ADR[a]	397,460
34,700	Southern Copper Corporation	1,192,292
12,300	Vale SA SP ADR	220,170

	Total	5,296,657

Telecommunications Services (5.5%)
11,400	America Movil SAB de CV ADR	290,016
35,300	AT&T, Inc.	1,330,810
7,700	China Mobile, Ltd. ADR	426,272
16,200	NTT DOCOMO, Inc. ADR[a]	261,792
6,100	Philippine Long Distance Telephone Company ADR	402,661
13,500	Telefonica SA ADR	179,280
9,100	Telekomunikasi Indonesia Tbk PT ADR	354,263
4,300	TELUS Corporation	268,879
20,600	Verizon Communications, Inc.	938,742
41,700	Vodafone Group plc ADR	1,188,242

	Total	5,640,957

Utilities (3.9%)
27,400	American Electric Power Company, Inc.	1,203,956
11,100	Consolidated Edison, Inc.	664,779
3,700	Empresa Nacional de Electricidad SA ADR	177,452
23,800	Public Service Enterprise Group, Inc.	765,884
25,600	Southern Company	1,179,904

	Total	3,991,975

	Total Common Stock (cost $90,758,729)	95,280,608

Principal Amount	Long-Term Fixed Income (4.7%)	Value
Energy (0.4%)
	Enbridge Energy Partners, LP
350,000	8.050%, 10/1/2037	396,375

	Total	396,375

Financials (3.5%)
	Aegon NV
500,000	1.709%, 7/29/2049[c,d]	250,625
	American International Group, Inc.
150,000	8.175%, 5/15/2058	183,563

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Equity Income Plus Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (4.7%)	Value
Financials (3.5%) - continued
	Bank of America Corporation
$305,000	7.625%, 6/1/2019	$380,863
	BBVA International Preferred SA Unipersonal
175,000	5.919%, 12/29/2049[d]	132,125
	J.P. Morgan Chase & Company
175,000	7.900%, 4/29/2049[c,d]	198,753
	Liberty Mutual Group, Inc.
350,000	10.750%, 6/15/2058[e]	507,500
	MetLife Capital Trust IV
400,000	7.875%, 12/15/2037[e]	472,000
	Reinsurance Group of America, Inc.
425,000	6.750%, 12/15/2065	414,701
	Wachovia Capital Trust III
250,000	5.570%, 3/15/2042[c,d]	247,187
	XL Group plc
475,000	6.500%, 12/31/2049[d]	437,000
	ZFS Finance USA Trust II
400,000	6.450%, 12/15/2065[e]	424,000

	Total	3,648,317

Utilities (0.8%)
	Enterprise Products Operating, LLC
425,000	7.034%, 1/15/2068	476,000
	Southern California Edison Company
315,000	6.250%, 8/1/2049[d]	342,084

	Total	818,084

	Total Long-Term Fixed Income (cost $4,384,890)	4,862,776

Shares	Preferred Stock (0.5%)	Value
Financials (0.4%)
5,000	Bank of America Corporation[d]	129,750
2,500	J.P. Morgan Chase Capital XXIX	65,000
8,000	U.S. Bancorp[d]	232,800

	Total	427,550

Utilities (0.1%)
2,870	Xcel Energy, Inc.	74,132

	Total	74,132

	Total Preferred Stock (cost $461,632)	501,682

Shares	Collateral Held for Securities Loaned (10.0%)	Value
10,203,943	Thrivent Financial Securities Lending Trust	10,203,943

	Total Collateral Held for Securities Loaned (cost $10,203,943)	10,203,943

Shares or Principal Amount	Short-Term Investments (0.6%)	Value
	Federal Home Loan Mortgage Corporation Discount Notes
600,000	0.160%, 12/17/2012[f,g]	$599,789

	Total Short-Term Investments (at amortized cost)	599,789

	Total Investments (cost $106,408,983) 109.0%	$111,448,798

	Other Assets and Liabilities, Net (9.0%)	(9,214,547)

	Total Net Assets 100.0%	$102,234,251

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 28, 2012.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $1,403,500 or 1.4% of total net assets.

f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	At September 28, 2012, $599,789 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$7,035,658
Gross unrealized depreciation	(1,995,843)

Net unrealized appreciation (depreciation)	$5,039,815

Cost for federal income tax purposes	$106,408,983

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Equity Income Plus Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Equity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	8,123,761	8,123,761	–	–
Consumer Staples	10,111,333	10,111,333	–	–
Energy	12,925,265	12,925,265	–	–
Financials	23,635,107	23,635,107	–	–
Health Care	9,710,176	9,710,176	–	–
Industrials	6,648,843	6,648,843	–	–
Information Technology	9,196,534	9,196,534	–	–
Materials	5,296,657	5,296,657	–	–
Telecommunications Services	5,640,957	5,640,957	–	–
Utilities	3,991,975	3,991,975	–	–
Long-Term Fixed Income
Energy	396,375	–	396,375	–
Financials	3,648,317	–	3,648,317	–
Utilities	818,084	–	818,084	–
Preferred Stock
Financials	427,550	427,550	–	–
Utilities	74,132	74,132	–	–
Collateral Held for Securities Loaned	10,203,943	10,203,943	–	–
Short-Term Investments	599,789	–	599,789	–

Total	$111,448,798	$105,986,233	$5,462,565	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	15,365	15,365	–	–

Total Liability Derivatives	$15,365	$15,365	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	15	December 2012	$1,091,015	$1,075,650	($15,365)
Total Futures Contracts					($15,365)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Balanced Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (66.1%)	Value
Consumer Discretionary (7.4%)
1,100	Abercrombie & Fitch Company	$37,312
4,600	Amazon.com, Inc.[a]	1,169,872
1,300	Apollo Group, Inc.[a]	37,765
500	AutoNation, Inc.[a]	21,835
400	AutoZone, Inc.[a]	147,868
3,000	Bed Bath & Beyond, Inc.[a]	189,000
3,475	Best Buy Company, Inc.	59,735
800	Big Lots, Inc.[a]	23,664
1,400	BorgWarner, Inc.[a]	96,754
2,700	Cablevision Systems Corporation	42,795
2,900	CarMax, Inc.[a]	82,070
5,600	Carnival Corporation	204,064
7,662	CBS Corporation	278,360
400	Chipotle Mexican Grill, Inc.[a]	127,016
3,700	Coach, Inc.	207,274
33,965	Comcast Corporation	1,214,928
3,500	D.R. Horton, Inc.	72,240
1,700	Darden Restaurants, Inc.	94,775
8,000	DIRECTV[a]	419,680
3,200	Discovery Communications, Inc.[a]	190,816
3,000	Dollar Tree, Inc.[a]	144,825
1,200	Expedia, Inc.	69,408
1,300	Family Dollar Stores, Inc.	86,190
48,488	Ford Motor Company	478,092
600	Fossil, Inc.[a]	50,820
2,900	Gannett Company, Inc.	51,475
3,800	Gap, Inc.	135,964
2,000	Genuine Parts Company	122,060
3,100	Goodyear Tire & Rubber Company[a]	37,789
3,400	H&R Block, Inc.	58,922
2,900	Harley-Davidson, Inc.	122,873
900	Harman International Industries, Inc.	41,544
1,500	Hasbro, Inc.	57,255
19,200	Home Depot, Inc.	1,159,104
3,400	International Game Technology	44,506
5,489	Interpublic Group of Companies, Inc.	61,038
1,800	J.C. Penney Company, Inc.[b]	43,722
8,600	Johnson Controls, Inc.	235,640
2,800	Kohl’s Corporation	143,416
1,700	Leggett & Platt, Inc.	42,585
2,100	Lennar Corporation[b]	73,017
3,062	Limited Brands, Inc.	150,834
14,600	Lowe’s Companies, Inc.	441,504
5,200	Macy’s, Inc.	195,624
3,263	Marriott International, Inc.	127,583
4,325	Mattel, Inc.	153,451
12,800	McDonald’s Corporation	1,174,400
3,500	McGraw-Hill Companies, Inc.	191,065
800	Netflix, Inc.[a]	43,552
3,626	Newell Rubbermaid, Inc.	69,220
25,900	News Corporation	635,327
4,700	NIKE, Inc.	446,077
2,000	Nordstrom, Inc.	110,360
3,400	Omnicom Group, Inc.	175,304
1,500	O’Reilly Automotive, Inc.[a]	125,430
600	Priceline.com, Inc.[a]	371,238
4,237	Pulte Group, Inc.[a]	65,674
800	Ralph Lauren Corporation	120,984
2,900	Ross Stores, Inc.	187,340
1,100	Scripps Networks Interactive	67,353
1,100	Sherwin-Williams Company	163,801

Shares	Common Stock (66.1%)	Value
Consumer Discretionary (7.4%) - continued
800	Snap-On, Inc.	$57,496
8,600	Staples, Inc.	99,072
9,600	Starbucks Corporation	487,200
2,500	Starwood Hotels & Resorts Worldwide, Inc.	144,900
8,400	Target Corporation	533,148
1,600	Tiffany & Company	99,008
3,980	Time Warner Cable, Inc.	378,339
12,116	Time Warner, Inc.	549,218
9,400	TJX Companies, Inc.	421,026
1,300	TripAdvisor, Inc.[a]	42,809
1,400	Urban Outfitters, Inc.[a]	52,584
1,100	VF Corporation	175,296
6,062	Viacom, Inc.	324,863
22,787	Walt Disney Company	1,191,304
60	Washington Post Company	21,782
1,058	Whirlpool Corporation	87,719
1,832	Wyndham Worldwide Corporation	96,143
1,100	Wynn Resorts, Ltd.	126,984
5,820	Yum! Brands, Inc.	386,099

	Total	18,269,179

Consumer Staples (7.2%)
25,800	Altria Group, Inc.	861,462
8,341	Archer-Daniels-Midland Company	226,708
5,400	Avon Products, Inc.	86,130
2,000	Beam, Inc.	115,080
1,987	Brown-Forman Corporation	129,652
2,300	Campbell Soup Company	80,086
1,700	Clorox Company	122,485
49,300	Coca-Cola Company	1,869,949
3,600	Coca-Cola Enterprises, Inc.	112,572
5,700	Colgate-Palmolive Company	611,154
5,100	ConAgra Foods, Inc.	140,709
1,900	Constellation Brands, Inc.[a]	61,465
5,500	Costco Wholesale Corporation	550,688
16,105	CVS Caremark Corporation	779,804
2,300	Dean Foods Company[a]	37,605
2,600	Dr. Pepper Snapple Group, Inc.	115,778
3,000	Estee Lauder Companies, Inc.	184,710
8,200	General Mills, Inc.	326,770
4,050	H.J. Heinz Company	226,598
2,000	Hershey Company	141,780
1,700	Hormel Foods Corporation	49,708
1,455	J.M. Smucker Company	125,610
3,100	Kellogg Company	160,146
4,980	Kimberly-Clark Corporation	427,184
22,560	Kraft Foods, Inc.	932,856
7,000	Kroger Company	164,780
1,700	Lorillard, Inc.	197,965
1,600	McCormick & Company, Inc.	99,264
2,622	Mead Johnson Nutrition Company	192,140
2,000	Molson Coors Brewing Company	90,100
2,000	Monster Beverage Corporation[a]	108,320
19,797	PepsiCo, Inc.	1,401,034
21,500	Philip Morris International, Inc.	1,933,710
34,979	Procter & Gamble Company	2,426,143
4,100	Reynolds American, Inc.	177,694
3,100	Safeway, Inc.[b]	49,879
7,400	Sysco Corporation	231,398

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Balanced Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (66.1%)	Value
Consumer Staples (7.2%) - continued
3,600	Tyson Foods, Inc.	$57,672
10,900	Walgreen Company	397,196
21,400	Wal-Mart Stores, Inc.	1,579,320
2,100	Whole Foods Market, Inc.	204,540

	Total	17,787,844

Energy (7.5%)
2,737	Alpha Natural Resources, Inc.[a]	17,982
6,336	Anadarko Petroleum Corporation	443,013
4,968	Apache Corporation	429,583
5,561	Baker Hughes, Inc.	251,524
2,700	Cabot Oil & Gas Corporation	121,230
3,100	Cameron International Corporation[a]	173,817
6,700	Chesapeake Energy Corporation	126,429
24,874	Chevron Corporation	2,899,313
15,482	ConocoPhillips	885,261
2,900	Consol Energy, Inc.	87,145
4,900	Denbury Resources, Inc.[a]	79,184
4,800	Devon Energy Corporation	290,400
900	Diamond Offshore Drilling, Inc.	59,229
2,900	Ensco plc	158,224
3,400	EOG Resources, Inc.	380,970
1,900	EQT Corporation	112,100
58,634	Exxon Mobil Corporation	5,362,079
3,000	FMC Technologies, Inc.[a]	138,900
11,700	Halliburton Company	394,173
1,400	Helmerich & Payne, Inc.	66,654
3,800	Hess Corporation	204,136
7,300	Kinder Morgan, Inc.	259,296
8,922	Marathon Oil Corporation	263,824
4,361	Marathon Petroleum Corporation	238,067
2,400	Murphy Oil Corporation	128,856
3,600	Nabors Industries, Ltd.[a]	50,508
5,400	National Oilwell Varco, Inc.	432,594
1,700	Newfield Exploration Company[a]	53,244
3,200	Noble Corporation[a]	114,496
2,300	Noble Energy, Inc.	213,233
10,300	Occidental Petroleum Corporation	886,418
3,400	Peabody Energy Corporation	75,786
7,991	Phillips 66	370,543
1,600	Pioneer Natural Resources Company	167,040
2,300	QEP Resources, Inc.	72,818
2,000	Range Resources Corporation	139,740
1,600	Rowan Companies plc[a]	54,032
16,825	Schlumberger, Ltd.	1,216,952
4,400	Southwestern Energy Company[a]	153,032
8,221	Spectra Energy Corporation	241,369
1,400	Sunoco, Inc.	65,562
1,800	Tesoro Corporation	75,420
7,000	Valero Energy Corporation	221,760
7,900	Williams Companies, Inc.	276,263
2,433	WPX Energy, Inc.[a]	40,363

	Total	18,492,562

Financials (9.6%)
4,300	ACE, Ltd.	325,080
5,900	Aflac, Inc.	282,492
6,196	Allstate Corporation	245,424
12,600	American Express Company	716,436
14,820	American International Group, Inc.[a]	485,948

Shares	Common Stock (66.1%)	Value
Financials (9.6%) - continued
5,000	American Tower Corporation	$356,950
2,740	Ameriprise Financial, Inc.	155,331
4,150	Aon plc	217,003
1,854	Apartment Investment & Management Company	48,185
1,100	Assurant, Inc.	41,030
1,253	AvalonBay Communities, Inc.	170,395
137,054	Bank of America Corporation	1,210,187
15,001	Bank of New York Mellon Corporation	339,323
8,800	BB&T Corporation	291,808
23,250	Berkshire Hathaway, Inc.[a]	2,050,650
1,600	BlackRock, Inc.	285,280
1,900	Boston Properties, Inc.	210,159
7,365	Capital One Financial Corporation	419,879
3,900	CBRE Group, Inc.[a]	71,799
13,925	Charles Schwab Corporation	178,101
3,400	Chubb Corporation	259,352
1,851	Cincinnati Financial Corporation	70,134
37,238	Citigroup, Inc.	1,218,428
3,900	CME Group, Inc.	223,470
2,400	Comerica, Inc.	74,520
6,595	Discover Financial Services	262,019
3,230	E*TRADE Financial Corporation[a]	28,456
3,800	Equity Residential	218,614
1,100	Federated Investors, Inc.[b]	22,759
11,616	Fifth Third Bancorp	180,164
3,144	First Horizon National Corporation	30,277
1,700	Franklin Resources, Inc.	212,619
6,200	Genworth Financial, Inc.[a]	32,426
5,800	Goldman Sachs Group, Inc.	659,344
5,500	Hartford Financial Services Group, Inc.	106,920
5,400	HCP, Inc.	240,192
3,100	Health Care REIT, Inc.	179,025
9,147	Host Hotels & Resorts, Inc.	146,809
6,000	Hudson City Bancorp, Inc.	47,760
10,916	Huntington Bancshares, Inc.	75,320
1,000	IntercontinentalExchange, Inc.[a]	133,410
5,600	Invesco, Ltd.	139,944
48,324	J.P. Morgan Chase & Company	1,956,156
12,000	KeyCorp	104,880
5,100	Kimco Realty Corporation	103,377
1,500	Legg Mason, Inc.	37,020
2,500	Leucadia National Corporation	56,875
3,611	Lincoln National Corporation	87,350
3,900	Loews Corporation	160,914
1,600	M&T Bank Corporation[b]	152,256
6,900	Marsh & McLennan Companies, Inc.	234,117
13,416	MetLife, Inc.	462,315
2,500	Moody’s Corporation	110,425
17,690	Morgan Stanley	296,131
1,500	NASDAQ OMX Group, Inc.	34,943
2,800	Northern Trust Corporation	129,962
3,200	NYSE Euronext	78,880
4,400	People’s United Financial, Inc.	53,416
2,100	Plum Creek Timber Company, Inc.	92,064
6,720	PNC Financial Services Group, Inc.	424,032
3,600	Principal Financial Group, Inc.	96,984

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Balanced Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (66.1%)	Value
Financials (9.6%) - continued
7,100	Progressive Corporation	$147,254
5,781	Prologis, Inc.	202,508
5,900	Prudential Financial, Inc.	321,609
1,800	Public Storage, Inc.	250,506
18,000	Regions Financial Corporation	129,780
3,853	Simon Property Group, Inc.	584,924
6,000	SLM Corporation	94,320
6,100	State Street Corporation	255,956
6,800	SunTrust Banks, Inc.	192,236
3,200	T. Rowe Price Group, Inc.	202,560
1,300	Torchmark Corporation	66,755
4,925	Travelers Companies, Inc.	336,180
24,021	U.S. Bancorp	823,920
3,558	Unum Group	68,385
3,700	Ventas, Inc.	230,325
2,170	Vornado Realty Trust	175,879
62,582	Wells Fargo & Company	2,160,956
6,740	Weyerhaeuser Company REIT	176,184
3,800	XL Group plc	91,314
2,400	Zions Bancorporation	49,572

	Total	23,896,642

Health Care (7.9%)
19,900	Abbott Laboratories	1,364,344
4,256	Aetna, Inc.	168,538
2,400	Alexion Pharmaceuticals, Inc.[a]	274,560
3,900	Allergan, Inc.	357,162
3,200	AmerisourceBergen Corporation	123,872
9,852	Amgen, Inc.	830,721
7,000	Baxter International, Inc.	421,820
2,600	Becton, Dickinson and Company	204,256
3,030	Biogen Idec, Inc.[a]	452,167
18,050	Boston Scientific Corporation[a]	103,607
21,305	Bristol-Myers Squibb Company	719,044
1,000	C.R. Bard, Inc.	104,650
4,275	Cardinal Health, Inc.	166,597
2,787	CareFusion Corporation[a]	79,123
5,500	Celgene Corporation[a]	420,200
1,900	Cerner Corporation[a]	147,079
3,600	CIGNA Corporation	169,812
1,750	Coventry Health Care, Inc.	72,957
6,100	Covidien plc	362,462
1,100	DaVita, Inc.[a]	113,971
1,800	DENTSPLY International, Inc.	68,652
1,500	Edwards Lifesciences Corporation[a]	161,055
12,900	Eli Lilly and Company	611,589
10,277	Express Scripts Holding Company[a]	644,060
3,000	Forest Laboratories, Inc.[a]	106,830
9,600	Gilead Sciences, Inc.[a]	636,768
2,130	Hospira, Inc.[a]	69,907
2,100	Humana, Inc.	147,315
500	Intuitive Surgical, Inc.[a]	247,815
35,006	Johnson & Johnson	2,412,263
1,300	Laboratory Corporation of America Holdings[a]	120,211
2,237	Life Technologies Corporation[a]	109,344
2,980	McKesson Corporation	256,369
13,000	Medtronic, Inc.	560,560
38,727	Merck & Company, Inc.	1,746,588
5,200	Mylan, Inc.[a]	126,880
1,100	Patterson Companies, Inc.	37,664
1,500	PerkinElmer, Inc.	44,205

Shares	Common Stock (66.1%)	Value
Health Care (7.9%) - continued
1,200	Perrigo Company	$139,404
94,955	Pfizer, Inc.	2,359,632
2,000	Quest Diagnostics, Inc.	126,860
3,980	St. Jude Medical, Inc.	167,677
3,700	Stryker Corporation	205,942
5,250	Tenet Healthcare Corporation[a]	32,917
4,600	Thermo Fisher Scientific, Inc.	270,618
13,100	UnitedHealth Group, Inc.	725,871
1,500	Varian Medical Systems, Inc.[a]	90,480
1,200	Waters Corporation[a]	99,996
1,700	Watson Pharmaceuticals, Inc.[a]	144,772
4,200	WellPoint, Inc.	243,642
2,290	Zimmer Holdings, Inc.	154,850

	Total	19,527,678

Industrials (6.5%)
8,100	3M Company	748,602
1,300	Avery Dennison Corporation	41,366
8,628	Boeing Company	600,681
2,100	C.H. Robinson Worldwide, Inc.	122,955
8,300	Caterpillar, Inc.	714,132
1,400	Cintas Corporation	58,030
2,000	Cooper Industries plc	150,120
13,200	CSX Corporation	273,900
2,300	Cummins, Inc.	212,083
7,400	Danaher Corporation	408,110
5,000	Deere & Company	412,450
2,400	Dover Corporation	142,776
600	Dun & Bradstreet Corporation	47,772
4,200	Eaton Corporation[b]	198,492
9,200	Emerson Electric Company	444,084
1,600	Equifax, Inc.	74,528
2,700	Expeditors International of Washington, Inc.	98,172
3,500	Fastenal Company	150,465
3,740	FedEx Corporation	316,479
800	First Solar, Inc.[a,b]	17,716
700	Flowserve Corporation	89,418
2,100	Fluor Corporation	118,188
4,300	General Dynamics Corporation	284,316
134,300	General Electric Company	3,049,953
9,837	Honeywell International, Inc.	587,761
5,500	Illinois Tool Works, Inc.	327,085
3,700	Ingersoll-Rand plc	165,834
2,000	Iron Mountain, Inc.	68,220
1,700	Jacobs Engineering Group, Inc.[a]	68,731
1,400	Joy Global, Inc.	78,484
1,300	L-3 Communications Holdings, Inc.	93,223
3,400	Lockheed Martin Corporation	317,492
4,500	Masco Corporation	67,725
4,100	Norfolk Southern Corporation	260,883
3,206	Northrop Grumman Corporation	212,975
4,550	PACCAR, Inc.	182,114
1,500	Pall Corporation	95,235
1,950	Parker Hannifin Corporation	162,981
1,208	Pentair, Inc.[a]	53,768
2,500	Pitney Bowes, Inc.[b]	34,550
1,900	Precision Castparts Corporation	310,346
2,700	Quanta Services, Inc.[a]	66,690
2,200	R.R. Donnelley & Sons Company[b]	23,320
4,300	Raytheon Company	245,788
3,905	Republic Services, Inc.	107,426
1,800	Robert Half International, Inc.	47,934

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Balanced Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (66.1%)	Value
Industrials (6.5%) - continued
1,800	Rockwell Automation, Inc.	$125,190
1,900	Rockwell Collins, Inc.	101,916
1,300	Roper Industries, Inc.	142,857
700	Ryder System, Inc.	27,342
9,380	Southwest Airlines Company	82,263
2,200	Stanley Black & Decker, Inc.	167,750
1,100	Stericycle, Inc.[a]	99,572
3,500	Textron, Inc.	91,595
5,800	Tyco International, Ltd.	326,308
6,100	Union Pacific Corporation	724,070
9,200	United Parcel Service, Inc.	658,444
10,700	United Technologies Corporation	837,703
800	W.W. Grainger, Inc.	166,696
5,630	Waste Management, Inc.	180,610
2,300	Xylem, Inc.	57,845

	Total	16,143,514

Information Technology (13.3%)
8,100	Accenture plc	567,243
6,200	Adobe Systems, Inc.[a]	201,252
7,600	Advanced Micro Devices, Inc.[a,b]	25,612
4,363	Agilent Technologies, Inc.	167,757
2,300	Akamai Technologies, Inc.[a]	87,998
4,100	Altera Corporation	139,338
2,100	Amphenol Corporation	123,648
3,800	Analog Devices, Inc.	148,922
11,900	Apple, Inc.	7,940,394
15,700	Applied Materials, Inc.	175,290
2,900	Autodesk, Inc.[a]	96,773
6,200	Automatic Data Processing, Inc.	363,692
1,900	BMC Software, Inc.[a]	78,831
6,450	Broadcom Corporation[a]	223,041
4,375	CA, Inc.	112,722
67,300	Cisco Systems, Inc.	1,284,757
2,400	Citrix Systems, Inc.[a]	183,768
3,800	Cognizant Technology Solutions Corporation[a]	265,696
2,000	Computer Sciences Corporation	64,420
18,900	Corning, Inc.	248,535
18,600	Dell, Inc.	183,396
14,700	eBay, Inc.[a]	711,627
4,000	Electronic Arts, Inc.[a]	50,760
26,624	EMC Corporation[a]	726,036
1,100	F5 Networks, Inc.[a]	115,170
3,100	Fidelity National Information Services, Inc.	96,782
1,750	Fiserv, Inc.[a]	129,553
1,900	FLIR Systems, Inc.	37,953
1,600	GameStop Corporation[b]	33,600
3,300	Google, Inc.[a]	2,489,850
1,500	Harris Corporation	76,830
24,961	Hewlett-Packard Company	425,835
63,600	Intel Corporation	1,442,448
13,700	International Business Machines Corporation	2,842,065
3,600	Intuit, Inc.	211,968
2,400	Jabil Circuit, Inc.	44,928
2,900	JDS Uniphase Corporation[a]	35,916
6,700	Juniper Networks, Inc.[a]	114,637
2,100	KLA-Tencor Corporation	100,181
2,300	Lam Research Corporation[a]	73,106
2,900	Linear Technology Corporation	92,365
7,000	LSI Corporation[a]	48,370
1,300	MasterCard, Inc.	586,924

Shares	Common Stock (66.1%)	Value
Information Technology (13.3%) - continued
2,500	Microchip Technology, Inc.[b]	$81,850
12,900	Micron Technology, Inc.[a]	77,207
95,900	Microsoft Corporation	2,855,902
1,750	Molex, Inc.	45,990
3,717	Motorola Solutions, Inc.	187,894
4,600	NetApp, Inc.[a]	151,248
7,850	NVIDIA Corporation[a]	104,719
48,459	Oracle Corporation	1,525,974
4,050	Paychex, Inc.	134,825
21,600	QUALCOMM, Inc.	1,349,784
2,500	Red Hat, Inc.[a]	142,350
3,600	SAIC, Inc.	43,344
1,700	Salesforce.com, Inc.[a]	259,573
3,100	SanDisk Corporation[a]	134,633
4,500	Seagate Technology plc	139,500
8,872	Symantec Corporation[a]	159,696
5,400	TE Connectivity, Ltd.	183,654
2,200	Teradata Corporation[a]	165,902
2,300	Teradyne, Inc.[a]	32,706
14,400	Texas Instruments, Inc.	396,720
2,100	Total System Services, Inc.	49,770
2,000	VeriSign, Inc.[a]	97,380
6,600	Visa, Inc.	886,248
2,900	Western Digital Corporation	112,317
7,662	Western Union Company	139,602
16,583	Xerox Corporation	121,719
3,300	Xilinx, Inc.	110,253
13,300	Yahoo!, Inc.[a]	212,467

	Total	33,073,216

Materials (2.2%)
2,700	Air Products and Chemicals, Inc.	223,290
900	Airgas, Inc.	74,070
13,564	Alcoa, Inc.	120,041
1,381	Allegheny Technologies, Inc.	44,054
2,000	Ball Corporation	84,620
1,400	Bemis Company, Inc.	44,058
800	CF Industries Holdings, Inc.	177,792
1,800	Cliffs Natural Resources, Inc.	70,434
15,177	Dow Chemical Company	439,526
11,819	E.I. du Pont de Nemours and Company	594,141
1,900	Eastman Chemical Company	108,319
3,400	Ecolab, Inc.	220,354
1,800	FMC Corporation	99,684
11,988	Freeport-McMoRan Copper & Gold, Inc.	474,485
1,100	International Flavors & Fragrances, Inc.	65,538
5,521	International Paper Company	200,523
4,300	LyondellBasell Industries NV	222,138
2,180	MeadWestvaco Corporation	66,708
6,766	Monsanto Company	615,841
3,600	Mosaic Company	207,396
6,217	Newmont Mining Corporation	348,214
4,000	Nucor Corporation	153,040
2,000	Owens-Illinois, Inc.[a]	37,520
2,000	PPG Industries, Inc.	229,680
3,800	Praxair, Inc.	394,744
2,128	Sealed Air Corporation	32,899
1,600	Sigma-Aldrich Corporation	115,152
900	Titanium Metals Corporation	11,547
1,800	United States Steel Corporation[b]	34,326

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Balanced Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (66.1%)	Value
Materials (2.2%) - continued
1,700	Vulcan Materials Company	$80,410

	Total	5,590,544

Telecommunications Services (2.2%)
73,479	AT&T, Inc.	2,770,158
7,894	CenturyLink, Inc.	318,918
3,700	Crown Castle International Corporation[a]	237,170
12,610	Frontier Communications Corporation[b]	61,789
4,000	MetroPCS Communications, Inc.[a]	46,840
38,169	Sprint Nextel Corporation[a]	210,693
36,170	Verizon Communications, Inc.	1,648,267
7,417	Windstream Corporation[b]	74,986

	Total	5,368,821

Utilities (2.3%)
7,800	AES Corporation[a]	85,566
1,486	AGL Resources, Inc.	60,792
3,000	Ameren Corporation	98,010
6,140	American Electric Power Company, Inc.	269,792
5,424	CenterPoint Energy, Inc.	115,531
3,300	CMS Energy Corporation	77,715
3,700	Consolidated Edison, Inc.	221,593
7,230	Dominion Resources, Inc.	382,756
2,200	DTE Energy Company	131,868
8,894	Duke Energy Corporation	576,331
4,100	Edison International, Inc.	187,329
2,200	Entergy Corporation	152,460
10,785	Exelon Corporation	383,730
5,267	FirstEnergy Corporation	232,275
907	Integrys Energy Group, Inc.	47,346
5,300	NextEra Energy, Inc.	372,749
3,634	NiSource, Inc.	92,594
3,900	Northeast Utilities	149,097
2,800	NRG Energy, Inc.	59,892
2,700	ONEOK, Inc.	130,437
2,900	Pepco Holdings, Inc.[b]	54,810
5,400	PG&E Corporation	230,418
1,300	Pinnacle West Capital Corporation	68,640
7,300	PPL Corporation	212,065
6,400	Public Service Enterprise Group, Inc.	205,952
1,600	SCANA Corporation	77,232
2,887	Sempra Energy	186,183
11,100	Southern Company	511,599
2,600	TECO Energy, Inc.	46,124
2,900	Wisconsin Energy Corporation	109,243
6,110	Xcel Energy, Inc.	169,308

	Total	5,699,437

	Total Common Stock (cost $124,930,235)	163,849,437

Principal Amount	Long-Term Fixed Income (35.3%)	Value
Asset-Backed Securities (1.3%)
	Countrywide Home Loans, Inc.
355,855	6.085%, 6/25/2021[c]	275,609
	Credit Based Asset Servicing and Securitization, LLC
291,306	4.408%, 12/25/2036	178,049

Principal Amount	Long-Term Fixed Income (35.3%)	Value
Asset-Backed Securities (1.3%) - continued
	First Horizon ABS Trust
$369,252	0.347%, 10/25/2026[c,d]	$275,421
681,401	0.377%, 10/25/2034[c,d]	485,839
	GMAC Mortgage Corporation Loan Trust
1,084,624	0.397%, 8/25/2035[c,d]	728,526
658,558	0.397%, 12/25/2036[c,d]	472,980
	IndyMac Seconds Asset-Backed Trust
370,895	0.387%, 10/25/2036[c,d]	92,887
	Wachovia Asset Securitization, Inc.
823,007	0.357%, 7/25/2037[c,d,e]	597,524

	Total	3,106,835

Basic Materials (<0.1%)
	Freeport-McMoRan Copper & Gold, Inc.
100,000	3.550%, 3/1/2022	100,101

	Total	100,101

Capital Goods (0.3%)
	Caterpillar Financial Services Corporation
175,000	1.625%, 6/1/2017	178,585
	John Deere Capital Corporation
175,000	0.559%, 6/16/2014[d]	175,414
	United Technologies Corporation
225,000	6.050%, 6/1/2036	301,999

	Total	655,998

Collateralized Mortgage Obligations (<0.1%)
	Bear Stearns Mortgage Funding Trust
159,520	0.497%, 8/25/2036[d]	45,346

	Total	45,346

Commercial Mortgage-Backed Securities (2.7%)
	Banc of America Commercial Mortgage, Inc.
600,000	5.893%, 6/10/2049	688,515
	Bear Stearns Commercial Mortgage Securities, Inc.
319,637	0.371%, 3/15/2022[d,f]	313,200
	Commercial Mortgage Pass-Through Certificates
2,000,000	0.351%, 12/15/2020[d,f]	1,835,982
750,000	5.306%, 12/10/2046	858,413
	Credit Suisse Mortgage Capital Certificates
791,810	0.391%, 10/15/2021[d,f]	769,339
700,000	5.467%, 9/15/2039	789,746
	GE Capital Commercial Mortgage Corporation
58,884	4.641%, 3/10/2040	59,925
	GS Mortgage Securities Corporation II
1,000,000	1.260%, 3/6/2020[d,f]	999,410

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Balanced Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (35.3%)	Value
Commercial Mortgage-Backed Securities (2.7%) - continued
	Morgan Stanley Capital I
$225,000	3.224%, 7/15/2049	$243,605

	Total	6,558,135

Communications Services (0.5%)
	AT&T, Inc.
200,000	6.400%, 5/15/2038	264,215
	CBS Corporation
200,000	7.875%, 9/1/2023	256,943
	CenturyLink, Inc.
125,000	5.800%, 3/15/2022	136,018
	Cox Communications, Inc.
115,000	6.450%, 12/1/2036[f]	141,462
	Crown Castle Towers, LLC
250,000	4.174%, 8/15/2017[f]	275,037
	Time Warner Cable, Inc.
125,000	4.500%, 9/15/2042	124,660

	Total	1,198,335

Consumer Cyclical (0.4%)
	California Institute of Technology
175,000	4.700%, 11/1/2111	196,173
	Ford Motor Credit Company, LLC
100,000	4.207%, 4/15/2016	105,974
200,000	3.984%, 6/15/2016	210,801
150,000	3.000%, 6/12/2017	152,684
	Time Warner, Inc.
125,000	3.400%, 6/15/2022	132,015
	Wal-Mart Stores, Inc.
150,000	7.550%, 2/15/2030	225,098

	Total	1,022,745

Consumer Non-Cyclical (0.9%)
	Altria Group, Inc.
150,000	4.250%, 8/9/2042	149,088
	Anheuser-Busch InBev Worldwide, Inc.
150,000	1.375%, 7/15/2017	151,832
	Beam, Inc.
150,000	1.875%, 5/15/2017	153,296
	Boston Scientific Corporation
225,000	7.000%, 11/15/2035	293,434
	Colgate-Palmolive Company
250,000	1.250%, 5/1/2014	253,775
	Diageo Capital plc
150,000	1.500%, 5/11/2017	152,606
	GlaxoSmithKline Capital, Inc.
200,000	6.375%, 5/15/2038	285,267
	Mayo Clinic Rochester
125,000	3.774%, 11/15/2043	125,535
	Philip Morris International, Inc.
200,000	6.375%, 5/16/2038	277,053
	Watson Pharmaceuticals, Inc.
125,000	3.250%, 10/1/2022	126,601
	Wyeth
150,000	6.000%, 2/15/2036	202,615

	Total	2,171,102

Energy (0.6%)
	BP Capital Markets plc
250,000	4.742%, 3/11/2021	291,430

Principal Amount	Long-Term Fixed Income (35.3%)	Value
Energy (0.6%) - continued
	Energy Transfer Partners, LP
$300,000	6.700%, 7/1/2018	$356,204
	EOG Resources, Inc.
125,000	2.625%, 3/15/2023	126,347
	NiSource Finance Corporation
150,000	3.850%, 2/15/2023	157,338
	Petro-Canada
200,000	6.800%, 5/15/2038	272,691
	Phillips 66
175,000	1.950%, 3/5/2015[f]	179,061
125,000	4.300%, 4/1/2022[f]	136,857

	Total	1,519,928

Financials (2.2%)
	Associated Bank Corporation
125,000	1.875%, 3/12/2014	125,059
	Australia and New Zealand Banking Group, Ltd.
150,000	1.000%, 10/6/2015[f]	150,255
	Bank of America Corporation
75,000	5.875%, 2/7/2042	87,668
	Barclays Bank plc
200,000	5.000%, 9/22/2016	222,123
	Berkshire Hathaway, Inc.
150,000	1.600%, 5/15/2017	153,489
	Chubb Corporation
150,000	6.500%, 5/15/2038	213,868
	Citigroup, Inc.
82,000	1.391%, 4/1/2014[d]	81,915
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
100,000	4.750%, 1/15/2020[f]	112,460
	Credit Suisse AG Guernsey
350,000	1.625%, 3/6/2015[f]	356,052
	Dartmouth College
125,000	3.760%, 6/1/2043	131,076
	Duke Realty, LP
125,000	3.875%, 10/15/2022	127,120
	General Electric Capital Corporation
225,000	5.875%, 1/14/2038	268,124
	HCP, Inc.
175,000	3.750%, 2/1/2016	185,726
	Health Care REIT, Inc.
300,000	6.125%, 4/15/2020	348,794
	HSBC Holdings plc
200,000	6.800%, 6/1/2038	244,188
	J.P. Morgan Chase & Company
175,000	2.000%, 8/15/2017	176,525
	Liberty Mutual Group, Inc.
75,000	4.950%, 5/1/2022[f]	78,450
	Macquarie Bank, Ltd.
100,000	5.000%, 2/22/2017[f]	106,810
	MassMutual Global Funding II
150,000	2.000%, 4/5/2017[f]	154,036
	MetLife, Inc.
150,000	1.564%, 12/15/2017[g]	151,174
	National Australia Bank, Ltd.
175,000	2.000%, 6/20/2017[f]	179,742
	New York Life Global Funding
250,000	1.300%, 1/12/2015[f]	253,891
	Nordea Bank AB
175,000	3.125%, 3/20/2017[f]	183,015

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Balanced Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (35.3%)	Value
Financials (2.2%) - continued
	Northern Trust Corporation
$250,000	3.450%, 11/4/2020	$271,350
	Preferred Term Securities XXIII, Ltd.
969,483	0.589%, 12/22/2036[d,e]	513,826
	UBS AG/London
250,000	1.875%, 1/23/2015[f]	255,145
	University of Pennsylvania
175,000	4.674%, 9/1/2112	199,544
	Ventas Realty, LP
75,000	4.250%, 3/1/2022	79,758
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[h,i]	0

	Total	5,411,183

Foreign Government (1.3%)
	Bank Nederlandse Gemeenten NV
300,000	4.375%, 2/16/2021[f]	343,680
	Chile Government International Bond
150,000	3.875%, 8/5/2020	169,875
	Kommunalbanken AS
235,000	1.000%, 9/26/2017[f]	235,071
	Newfoundland Government Notes
500,000	8.650%, 10/22/2022	752,374
	Province of British Columbia
250,000	1.200%, 4/25/2017	255,347
375,000	2.650%, 9/22/2021	401,475
	Province of Manitoba
325,000	1.300%, 4/3/2017	333,255
	Province of New Brunswick
250,000	2.750%, 6/15/2018	270,538
	Quebec Government Notes
600,000	4.875%, 5/5/2014	642,864

	Total	3,404,479

Mortgage-Backed Securities (10.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
38	6.500%, 11/1/2012	38
4,137	6.000%, 2/1/2014	4,290
10,082	5.500%, 4/1/2014	10,847
2,928	6.000%, 4/1/2014	3,037
6,312	6.000%, 4/1/2014	6,417
7,315	6.500%, 6/1/2014	7,616
6,216	7.500%, 9/1/2014	6,555
259,609	5.500%, 12/1/2017	281,265
2,175,000	2.500%, 10/1/2027[g]	2,284,090
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
14,228	6.500%, 4/1/2024	16,405
22,652	9.000%, 11/1/2024	27,255
1,243	9.000%, 4/1/2025	1,511
1,583	7.000%, 9/1/2025	1,876
1,200	8.500%, 9/1/2025	1,443
699	6.500%, 5/1/2026	818
6,801	6.000%, 7/1/2026	7,557
1,167	7.500%, 7/1/2026	1,368
2,149	8.000%, 11/1/2026	2,553
1,790	7.500%, 1/1/2027	2,099

Principal Amount	Long-Term Fixed Income (35.3%)	Value
Mortgage-Backed Securities (10.3%) - continued
$2,484	6.500%, 2/1/2027	$2,921
5,098	7.000%, 2/1/2027	6,099
17,295	8.000%, 3/1/2027	20,551
2,980	7.500%, 4/1/2027	3,505
8,934	8.000%, 6/1/2027	10,646
2,746	8.500%, 7/1/2027	3,320
3,431	7.000%, 9/1/2027	4,104
6,211	8.000%, 10/1/2027	7,401
5,382	7.500%, 11/1/2027	6,331
3,087	7.500%, 12/1/2027	3,631
18,936	6.500%, 6/1/2028	22,346
10,306	7.000%, 10/1/2028	12,380
56,887	6.500%, 11/1/2028	67,130
27,914	6.000%, 3/1/2029	31,280
14,670	6.500%, 4/1/2029	17,237
25,465	6.000%, 5/1/2029	28,534
26,470	7.000%, 5/1/2029	31,645
9,240	6.500%, 7/1/2029	10,857
17,883	6.500%, 8/1/2029	21,012
5,039	7.000%, 9/1/2029	6,025
5,842	7.000%, 10/1/2029	6,984
6,434	7.500%, 11/1/2029	7,613
8,421	7.000%, 1/1/2030	10,013
14,154	7.500%, 1/1/2030	16,794
5,032	8.000%, 8/1/2030	6,042
15,483	6.000%, 3/1/2031	17,350
59,784	6.000%, 6/1/2031	66,992
61,195	6.000%, 1/1/2032	68,573
1,100,000	3.000%, 10/1/2042[g]	1,159,641
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
25	7.000%, 10/1/2012	25
4,340	6.000%, 11/1/2013	4,411
14,895	5.500%, 12/1/2013	16,146
9,485	6.000%, 12/1/2013	9,517
1,173	7.500%, 4/1/2015	1,256
3,275,000	3.000%, 10/1/2027[g]	3,471,500
6,275,000	5.000%, 10/1/2042[g]	6,844,652
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
3,150	10.500%, 8/1/2020	3,636
5,007	9.500%, 4/1/2025	6,141
1,410	8.500%, 11/1/2025	1,694
4,251	6.500%, 2/1/2026	4,975
2,013	7.000%, 3/1/2026	2,396
2,807	6.500%, 4/1/2026	3,285
1,418	8.500%, 5/1/2026	1,707
1,596	7.500%, 7/1/2026	1,870
8,183	7.500%, 8/1/2026	9,587
1,394	8.000%, 8/1/2026	1,654
5,374	7.000%, 11/1/2026	6,396
1,645	8.000%, 11/1/2026	1,952
589	7.500%, 12/1/2026	690
2,484	7.000%, 3/1/2027	2,956
1,063	7.500%, 5/1/2027	1,250
7,162	6.500%, 7/1/2027	8,415
1,083	7.500%, 8/1/2027	1,273
22,876	8.000%, 9/1/2027	27,234
4,277	7.000%, 10/1/2027	5,113
3,727	8.000%, 12/1/2027	4,437

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Balanced Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (35.3%)	Value
Mortgage-Backed Securities (10.3%) - continued
$10,025	6.500%, 2/1/2028	$11,779
5,589	7.000%, 2/1/2028	6,682
50,823	6.500%, 7/1/2028	59,934
24,322	7.000%, 8/1/2028	29,199
27,676	6.500%, 11/1/2028	32,637
4,171	6.500%, 11/1/2028	4,919
1,125	7.000%, 11/1/2028	1,351
19,833	6.000%, 12/1/2028	22,397
18,959	7.000%, 12/1/2028	22,760
19,413	6.000%, 3/1/2029	21,923
16,827	6.500%, 6/1/2029	19,759
26,013	6.000%, 7/1/2029	29,377
1,937	6.500%, 7/1/2029	2,275
31,621	7.500%, 8/1/2029	37,382
20,716	7.000%, 11/1/2029	24,874
11,271	7.000%, 11/1/2029	13,534
9,856	8.500%, 4/1/2030	11,961
8,194	7.500%, 8/1/2030	9,714
59,065	6.500%, 7/1/2031	68,671
20,358	6.500%, 10/1/2031	23,669
25,374	6.500%, 12/1/2031	29,500
33,963	6.500%, 5/1/2032	39,276
167,675	6.500%, 7/1/2032	193,907
5,425,000	3.500%, 10/1/2042[g]	5,818,313
3,225,000	4.000%, 10/1/2042[g]	3,474,434
	Government National Mortgage Association 15-Yr. Pass Through
10,608	6.000%, 7/15/2014	11,112
	Government National Mortgage Association 30-Yr. Pass Through
3,414	9.500%, 1/15/2025	4,121
10,678	7.000%, 1/15/2026	12,717
9,669	7.000%, 1/15/2026	11,515
4,470	7.000%, 4/15/2026	5,324
10,422	6.000%, 5/15/2026	11,815
9,335	7.000%, 6/15/2026	11,117
6,435	8.500%, 6/15/2026	7,631
2,284	8.500%, 7/15/2026	2,709
8,911	8.000%, 9/15/2026	10,435
3,362	7.500%, 10/15/2026	3,890
1,715	8.000%, 11/15/2026	2,009
1,461	8.500%, 11/15/2026	1,733
1,757	9.000%, 12/15/2026	2,099
12,378	7.500%, 4/15/2027	14,358
4,526	8.000%, 6/20/2027	5,309
419	8.000%, 8/15/2027	492
27,474	6.500%, 10/15/2027	32,303
14,277	7.000%, 10/15/2027	17,081
21,783	7.000%, 11/15/2027	26,061
1,087	7.000%, 11/15/2027	1,300
54,696	7.000%, 7/15/2028	65,706
15,512	7.500%, 7/15/2028	18,039
27,176	6.500%, 9/15/2028	32,070
32,838	6.000%, 12/15/2028	37,676
21,964	6.500%, 1/15/2029	26,003
120,899	6.500%, 3/15/2029	143,135
26,359	6.500%, 4/15/2029	31,207
17,676	7.000%, 4/15/2029	21,217
43,849	6.000%, 6/15/2029	50,227
36,463	7.000%, 6/15/2029	43,766

Principal Amount	Long-Term Fixed Income (35.3%)	Value
Mortgage-Backed Securities (10.3%) - continued
$10,267	8.000%, 5/15/2030	$12,123
27,875	7.000%, 9/15/2031	33,345
32,963	6.500%, 2/15/2032	39,338

	Total	25,547,375

Transportation (0.1%)
	Continental Airlines, Inc.
175,000	4.150%, 4/11/2024	179,375
	Delta Air Lines, Inc.
137,433	4.950%, 11/23/2019	148,084

	Total	327,459

U.S. Government and Agencies (13.9%)
	Federal Home Loan Banks
2,000,000	1.375%, 5/28/2014	2,039,566
	Federal Home Loan Mortgage Corporation
1,500,000	5.125%, 11/17/2017	1,822,260
175,000	1.250%, 10/2/2019	174,783
	Federal National Mortgage Association
1,500,000	5.625%, 4/17/2028	2,050,245
	Resolution Funding Corporation
1,000,000	8.625%, 1/15/2021	1,537,201
	Tennessee Valley Authority
150,000	5.250%, 9/15/2039	198,843
	U.S. Treasury Bonds
2,100,000	3.000%, 5/15/2042	2,177,437
	U.S. Treasury Notes
1,000,000	0.125%, 8/31/2013	999,531
500,000	1.500%, 12/31/2013	508,047
5,000,000	2.375%, 8/31/2014	5,202,930
2,500,000	0.250%, 9/15/2015	2,495,703
1,650,000	1.250%, 10/31/2015	1,696,278
1,000,000	2.625%, 2/29/2016	1,076,562
4,150,000	1.000%, 10/31/2016	4,237,216
750,000	3.000%, 2/28/2017	830,625
2,325,000	0.750%, 6/30/2017	2,342,619
1,000,000	2.375%, 6/30/2018	1,089,375
3,505,000	0.875%, 7/31/2019	3,471,594
445,000	1.625%, 8/15/2022	444,513

	Total	34,395,328

U.S. Municipals (0.1%)
	Chicago Metropolitan Water Reclamation District General Obligation Bonds (Build America Bonds)
150,000	5.720%, 12/1/2038	194,686
	Illinois General Obligation Refunding Bonds
150,000	5.000%, 8/1/2017	172,772

	Total	367,458

Utilities (0.7%)
	Commonwealth Edison Company
225,000	5.900%, 3/15/2036	295,144
	Duke Energy Carolinas, LLC
175,000	4.000%, 9/30/2042	178,511

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Balanced Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (35.3%)	Value
Utilities (0.7%) - continued
	Kinder Morgan Energy Partners, LP
$150,000	5.300%, 9/15/2020	$174,850
	ONEOK Partners, LP
225,000	6.650%, 10/1/2036	268,181
	Public Service Company of Colorado
150,000	3.600%, 9/15/2042	148,206
	Sempra Energy
175,000	2.300%, 4/1/2017	183,147
	Southern California Edison Company
225,000	5.000%, 1/15/2014	238,294
	Southern California Gas Company
175,000	3.750%, 9/15/2042	179,916
	Williams Partners, LP
125,000	3.350%, 8/15/2022	127,775

	Total	1,794,024

	Total Long-Term Fixed Income (cost $85,828,791)	87,625,831

Shares	Collateral Held for Securities Loaned (0.4%)	Value
873,163	Thrivent Financial Securities Lending Trust	873,163

	Total Collateral Held for Securities Loaned (cost $873,163)	873,163

Shares or Principal Amount	Short-Term Investments (7.7%)	Value
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.160%, 12/17/2012[j,k]	99,965
	Federal National Mortgage Association Discount Notes
10,000,000	0.100%, 10/16/2012[j]	9,999,528
1,049,533	Thrivent Financial Securities Lending Trust	1,049,533
	U.S. Treasury Bills
8,000,000	0.070%, 10/11/2012[j]	7,999,813

	Total Short-Term Investments (at amortized cost)	19,148,839

	Total Investments (cost $230,781,028) 109.5%	$271,497,270

	Other Assets and Liabilities, Net (9.5%)	(23,460,010)

	Total Net Assets 100.0%	$248,037,260

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security is insured or guaranteed.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 28, 2012.
e

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Portfolio owned as of September 28, 2012.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$969,483
Wachovia Asset Securitization, Inc.	3/16/2007	$823,007

f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $7,058,955 or 2.8% of total net assets.

g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Defaulted security. Interest is not being accrued.
i	Security is fair valued.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At September 28, 2012, $99,965 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$72,289,478
Gross unrealized depreciation	(31,573,236)

Net unrealized appreciation (depreciation)	$40,716,242

Cost for federal income tax purposes	$230,781,028

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Balanced Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Balanced Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	18,269,179	18,269,179	–	–
Consumer Staples	17,787,844	17,787,844	–	–
Energy	18,492,562	18,492,562	–	–
Financials	23,896,642	23,896,642	–	–
Health Care	19,527,678	19,527,678	–	–
Industrials	16,143,514	16,143,514	–	–
Information Technology	33,073,216	33,073,216	–	–
Materials	5,590,544	5,590,544	–	–
Telecommunications Services	5,368,821	5,368,821	–	–
Utilities	5,699,437	5,699,437	–	–
Long-Term Fixed Income
Asset-Backed Securities	3,106,835	–	3,106,835	–
Basic Materials	100,101	–	100,101	–
Capital Goods	655,998	–	655,998	–
Collateralized Mortgage Obligations	45,346	–	45,346	–
Commercial Mortgage-Backed Securities	6,558,135	–	6,558,135	–
Communications Services	1,198,335	–	1,198,335	–
Consumer Cyclical	1,022,745	–	1,022,745	–
Consumer Non-Cyclical	2,171,102	–	2,171,102	–
Energy	1,519,928	–	1,519,928	–
Financials	5,411,183	–	4,897,357	513,826
Foreign Government	3,404,479	–	3,404,479	–
Mortgage-Backed Securities	25,547,375	–	25,547,375	–
Transportation	327,459	–	327,459	–
U.S. Government and Agencies	34,395,328	–	34,395,328	–
U.S. Municipals	367,458	–	367,458	–
Utilities	1,794,024	–	1,794,024	–
Collateral Held for Securities Loaned	873,163	873,163	–	–
Short-Term Investments	19,148,839	1,049,533	18,099,306	–

Total	$271,497,270	$165,772,133	$105,211,311	$513,826

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financials Level 3 securities are the market activity of benchmark securities and the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$1,713,875	$11,872,994	$12,713,706	873,163	$873,163	$9,246
Securities Lending Trust - Short Term Investment	–	1,656,647	607,114	1,049,533	1,049,533	32
Total Value and Income Earned	1,713,875				1,922,696	9,278

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

High Yield Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Bank Loans (1.7%)[a]	Value
Consumer Non-Cyclical (0.5%)
	HCA, Inc., Term Loan
$4,729,546	4.666%, 5/1/2018[b,c]	$4,732,526

	Total	4,732,526

Energy (0.4%)
	Chesapeake Energy Corporation, Term Loan
3,170,000	8.500%, 12/2/2017	3,178,084

	Total	3,178,084

Financials (0.3%)
	Nuveen Investments, Inc., Term Loan
2,650,000	8.250%, 3/1/2019	2,668,232

	Total	2,668,232

Technology (0.5%)
	First Data Corporation Extended, Term Loan
4,280,676	4.217%, 3/26/2018	4,064,844

	Total	4,064,844

	Total Bank Loans (cost $14,332,225)	14,643,686

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
2,628,641	5.746%, 5/25/2036	1,682,138
1,800,000	6.011%, 5/25/2036	1,065,141

	Total	2,747,279

Basic Materials (8.7%)
	AbitibiBowater, Inc.
4,823,000	10.250%, 10/15/2018	5,486,162
	APERAM
1,570,000	7.750%, 4/1/2018[d]	1,287,400
	Arch Coal, Inc.
2,100,000	7.000%, 6/15/2019[e]	1,764,000
1,650,000	7.250%, 10/1/2020[e]	1,386,000
1,050,000	7.250%, 6/15/2021[e]	876,750
	Consol Energy, Inc.
1,900,000	8.000%, 4/1/2017	1,985,500
2,770,000	8.250%, 4/1/2020	2,901,575
	FMG Resources Property, Ltd.
2,630,000	7.000%, 11/1/2015[d,e]	2,616,850
1,590,000	6.000%, 4/1/2017[d]	1,478,700
3,700,000	6.875%, 2/1/2018[d,e]	3,441,000
4,390,000	8.250%, 11/1/2019[d,e]	4,258,300
	Graphic Packaging International, Inc.
800,000	9.500%, 6/15/2017	876,000
1,600,000	7.875%, 10/1/2018	1,772,000
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
3,220,000	8.875%, 2/1/2018	3,308,550
3,150,000	9.000%, 11/15/2020	2,811,375
	Ineos Finance plc
870,000	7.500%, 5/1/2020[d]	883,050

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Basic Materials (8.7%) - continued
	Inmet Mining Corporation
$3,800,000	8.750%, 6/1/2020[d]	$3,933,000
	LyondellBasell Industries NV
5,290,000	5.000%, 4/15/2019	5,620,625
1,600,000	6.000%, 11/15/2021	1,824,000
	Midwest Vanadium Pty., Ltd.
3,430,000	11.500%, 2/15/2018[d]	2,092,300
	NOVA Chemicals Corporation
5,610,000	8.625%, 11/1/2019	6,367,350
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020	4,374,625
	Ryerson Holding Corporation
4,770,000	Zero Coupon, 2/1/2015	3,386,700
	Ryerson, Inc.
2,300,000	12.000%, 11/1/2015	2,374,750
2,100,000	9.000%, 10/15/2017[c,d]	2,147,250
1,050,000	11.250%, 10/15/2018[c,d]	1,052,625
	Sappi Papier Holding GmbH
1,580,000	7.750%, 7/15/2017[d]	1,690,600
	Severstal Columbus, LLC
1,600,000	10.250%, 2/15/2018	1,600,000
	Tembec Industries, Inc.
1,060,000	11.250%, 12/15/2018	1,113,000
2,120,000	11.250%, 12/15/2018[d]	2,226,000

	Total	76,936,037

Capital Goods (8.1%)
	BE Aerospace, Inc.
3,720,000	6.875%, 10/1/2020[e]	4,129,200
	Case New Holland, Inc.
5,300,000	7.875%, 12/1/2017	6,214,250
	Cemex SAB de CV
2,630,000	9.000%, 1/11/2018[d]	2,630,000
	Coleman Cable, Inc.
2,420,000	9.000%, 2/15/2018	2,577,300
	EnergySolutions, Inc.
2,650,000	10.750%, 8/15/2018	2,418,125
	Liberty Tire Recycling
2,660,000	11.000%, 10/1/2016[d]	2,580,200
	Manitowoc Company, Inc.
4,730,000	8.500%, 11/1/2020[e]	5,291,687
	Nortek, Inc.
3,160,000	10.000%, 12/1/2018	3,491,800
3,140,000	8.500%, 4/15/2021	3,344,100
	Owens-Illinois, Inc.
3,470,000	7.800%, 5/15/2018	3,999,175
	Packaging Dynamics Corporation
790,000	8.750%, 2/1/2016[d]	833,450
	RBS Global, Inc./Rexnord, LLC
4,520,000	8.500%, 5/1/2018	4,983,300
	Reynolds Group Issuer, Inc.
1,580,000	9.000%, 4/15/2019	1,611,600
2,660,000	9.875%, 8/15/2019	2,829,575
2,100,000	5.750%, 10/15/2020[d]	2,100,000
2,630,000	8.250%, 2/15/2021	2,610,275
	RSC Equipment Rental, Inc.
3,120,000	8.250%, 2/1/2021	3,424,200
	Sealed Air Corporation
1,650,000	8.375%, 9/15/2021[d]	1,848,000
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020	4,153,613
	Tekni-Plex, Inc.
3,700,000	9.750%, 6/1/2019[d]	3,959,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

High Yield Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Capital Goods (8.1%) - continued
	UR Financing Escrow Corporation
$1,070,000	7.375%, 5/15/2020[d]	$1,150,250
4,250,000	7.625%, 4/15/2022[d]	4,653,750

	Total	70,832,850

Communications Services (18.6%)
	AMC Networks, Inc.
5,310,000	7.750%, 7/15/2021	6,000,300
	Cablevision Systems Corporation
4,260,000	8.625%, 9/15/2017	4,952,250
	CCO Holdings, LLC
4,250,000	7.250%, 10/30/2017	4,632,500
2,110,000	7.000%, 1/15/2019	2,284,075
800,000	7.375%, 6/1/2020	893,000
	Clear Channel Worldwide Holdings, Inc.
8,030,000	9.250%, 12/15/2017	8,652,325
	Digicel, Ltd.
4,210,000	8.250%, 9/1/2017[d]	4,546,800
1,680,000	7.000%, 2/15/2020[d]	1,713,600
	Dish DBS Corporation
2,480,000	5.875%, 7/15/2022[d]	2,542,000
	Eileme 2 AB
4,260,000	11.625%, 1/31/2020[d]	4,771,200
	Frontier Communications Corporation
3,190,000	8.250%, 4/15/2017[e]	3,620,650
	Hughes Satellite Systems Corporation
4,850,000	6.500%, 6/15/2019	5,189,500
	Intelsat Bermuda, Ltd.
7,040,000	11.250%, 2/4/2017	7,444,800
	Intelsat Jackson Holdings SA
7,180,000	7.250%, 10/15/2020	7,736,450
790,000	7.250%, 10/15/2020[d]	849,250
1,580,000	6.625%, 12/15/2022[c,d]	1,572,100
	Intelsat Luxembourg SA
3,502,153	11.500%, 2/4/2017	3,712,282
	Leap Wireless International, Inc., Convertible
4,020,000	4.500%, 7/15/2014[e]	3,829,050
	Level 3 Financing, Inc.
2,120,000	8.125%, 7/1/2019	2,252,500
5,270,000	7.000%, 6/1/2020[d]	5,322,700
4,230,000	8.625%, 7/15/2020	4,568,400
	Satmex Escrow SA de CV
5,230,000	9.500%, 5/15/2017	5,530,725
	SBA Telecommunications, Inc.
1,710,000	5.750%, 7/15/2020[d]	1,795,500
	Sprint Capital Corporation
2,630,000	6.875%, 11/15/2028	2,419,600
	Sprint Nextel Corporation
6,900,000	9.125%, 3/1/2017	7,814,250
8,680,000	9.000%, 11/15/2018[d]	10,416,000
2,870,000	7.000%, 3/1/2020[d]	3,214,400
2,630,000	7.000%, 8/15/2020	2,735,200
	Telesat Canada
3,170,000	6.000%, 5/15/2017[d]	3,296,800
	TW Telecom Holdings, Inc.
790,000	5.375%, 10/1/2022[d]	805,800
	Univision Communications, Inc.
6,100,000	6.750%, 9/15/2022[d]	6,100,000

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Communications Services (18.6%) - continued
	UPC Holding BV
$4,500,000	9.875%, 4/15/2018[d]	$4,950,000
	UPCB Finance V, Ltd.
1,600,000	7.250%, 11/15/2021[d]	1,740,000
	Videotron Ltee
1,230,000	5.000%, 7/15/2022	1,285,350
	Virgin Media Finance plc
1,790,000	8.375%, 10/15/2019	2,036,125
2,780,000	5.250%, 2/15/2022	2,919,000
	WideOpenWest Finance, LLC
6,320,000	10.250%, 7/15/2019[d]	6,667,600
	Wind Acquisition Finance SA
5,260,000	11.750%, 7/15/2017[d]	4,957,550
	XM Satellite Radio, Inc.
3,680,000	7.625%, 11/1/2018[d]	4,066,400
	Zayo Group, LLC
3,425,000	8.125%, 1/1/2020	3,741,813

	Total	163,577,845

Consumer Cyclical (15.4%)
	American Axle & Manufacturing, Inc.
3,200,000	7.875%, 3/1/2017[e]	3,336,000
	Beazer Homes USA, Inc.
3,200,000	6.875%, 7/15/2015	3,216,000
2,630,000	9.125%, 5/15/2019	2,643,150
	Boyd Gaming Corporation
3,600,000	9.000%, 7/1/2020[d]	3,672,000
	Burlington Coat Factory Warehouse Corporation
3,650,000	10.000%, 2/15/2019	4,037,812
	Choice Hotels International, Inc.
2,120,000	5.750%, 7/1/2022	2,310,800
	Chrysler Group, LLC
2,770,000	8.000%, 6/15/2019[e]	2,936,200
2,600,000	8.250%, 6/15/2021[e]	2,769,000
	DineEquity, Inc.
4,200,000	9.500%, 10/30/2018	4,735,500
	Eldorado Resorts, LLC
4,820,000	8.625%, 6/15/2019[f]	4,747,700
	Ford Motor Credit Company, LLC
2,650,000	7.000%, 4/15/2015	2,968,000
5,330,000	5.000%, 5/15/2018	5,818,884
	Gaylord Entertainment Company
5,060,000	6.750%, 11/15/2014[e]	5,053,675
	General Motors Financial Company, Inc.
2,900,000	4.750%, 8/15/2017[d,e]	2,973,399
1,310,000	6.750%, 6/1/2018	1,457,860
	Host Hotels and Resorts, Inc.
3,710,000	5.250%, 3/15/2022[d,e]	4,006,800
	KB Home
1,070,000	7.250%, 6/15/2018[e]	1,152,925
2,000,000	8.000%, 3/15/2020[e]	2,215,000
1,580,000	7.500%, 9/15/2022	1,710,350
	Lear Corporation
1,980,000	7.875%, 3/15/2018	2,178,000
1,980,000	8.125%, 3/15/2020	2,237,400
	Limited Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,781,950
1,860,000	5.625%, 2/15/2022	2,004,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

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(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Consumer Cyclical (15.4%) - continued
	MGM Resorts International
$5,365,000	10.000%, 11/1/2016[e]	$6,142,925
	Mohegan Tribal Gaming Authority
3,140,000	10.500%, 12/15/2016[d]	2,857,400
	NCL Corporation, Ltd.
2,170,000	11.750%, 11/15/2016	2,500,925
5,530,000	9.500%, 11/15/2018	6,124,475
	Peninsula Gaming, LLC
5,050,000	10.750%, 8/15/2017	5,706,500
	Realogy Corporation
2,980,000	11.500%, 4/15/2017	3,196,050
	Rite Aid Corporation
2,870,000	7.500%, 3/1/2017	2,948,925
2,060,000	9.500%, 6/15/2017	2,119,225
	ROC Finance, LLC
4,780,000	12.125%, 9/1/2018[d]	5,544,800
	Scientific Games International, Inc.
2,100,000	6.250%, 9/1/2020[d]	2,110,500
	Seminole Indian Tribe of Florida
5,145,000	7.804%, 10/1/2020[d]	5,270,641
	Service Corporation International
2,100,000	6.750%, 4/1/2015	2,320,500
	Seven Seas Cruises S de RL, LLC
5,270,000	9.125%, 5/15/2019[d]	5,480,800
	Toys R Us, Inc.
1,580,000	10.375%, 8/15/2017[d]	1,615,550
	Tunica-Biloxi Gaming Authority
4,770,000	9.000%, 11/15/2015[f]	4,245,300
	West Corporation
4,650,000	8.625%, 10/1/2018	4,882,500
2,360,000	7.875%, 1/15/2019	2,430,800

	Total	135,460,371

Consumer Non-Cyclical (11.9%)
	Biomet, Inc.
2,931,000	11.625%, 10/15/2017	3,121,515
9,980,000	6.500%, 10/1/2020[c,d]	9,780,400
	CDRT Holding Corporation
2,630,000	9.250%, 10/1/2017[d]	2,537,950
	Community Health Systems, Inc.
2,110,000	5.125%, 8/15/2018	2,189,125
3,440,000	8.000%, 11/15/2019	3,775,400
	DaVita, Inc.
2,630,000	5.750%, 8/15/2022	2,735,200
	Del Monte Corporation
1,300,000	7.625%, 2/15/2019	1,337,375
	DJO Finance, LLC
1,600,000	9.750%, 10/15/2017	1,360,000
3,650,000	8.750%, 3/15/2018[d]	3,882,688
	Elan Finance plc
2,630,000	6.250%, 10/15/2019[d]	2,649,725
	Emergency Medical Services Corporation
5,370,000	8.125%, 6/1/2019	5,692,200
	Fresenius Medical Care US Finance, Inc.
2,660,000	6.500%, 9/15/2018[d]	2,999,150
	Grifols, Inc.
4,380,000	8.250%, 2/1/2018	4,839,900
	HCA, Inc.
5,180,000	7.500%, 2/15/2022	5,866,350

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Consumer Non-Cyclical (11.9%) - continued
	HealthSouth Corporation
$3,940,000	5.750%, 11/1/2024	$4,008,950
	Ingles Markets, Inc.
1,600,000	8.875%, 5/15/2017	1,724,000
	Jarden Corporation
1,070,000	7.500%, 1/15/2020	1,182,350
	JBS Finance II, Ltd.
5,050,000	8.250%, 1/29/2018[f]	5,151,000
	JBS USA, LLC/JBS USA Finance, Inc.
3,150,000	11.625%, 5/1/2014	3,535,875
	Libbey Glass, Inc.
3,690,000	6.875%, 5/15/2020[d]	3,966,750
	Michael Foods, Inc.
4,240,000	9.750%, 7/15/2018	4,727,600
	Mylan, Inc.
3,210,000	7.875%, 7/15/2020[d]	3,603,225
	Revlon Consumer Products Corporation
3,730,000	9.750%, 11/15/2015	3,944,475
	Spectrum Brands Holdings, Inc.
930,000	9.500%, 6/15/2018[d]	1,048,575
3,700,000	9.500%, 6/15/2018	4,171,750
	Teleflex, Inc.
4,210,000	6.875%, 6/1/2019	4,525,750
	Vanguard Health Holding Company II, LLC
775,000	7.750%, 2/1/2019[d]	824,406
2,380,000	7.750%, 2/1/2019[e]	2,531,725
	Visant Corporation
4,890,000	10.000%, 10/1/2017	4,841,100
	Warner Chilcott Company, LLC
2,110,000	7.750%, 9/15/2018	2,252,425

	Total	104,806,934

Energy (10.4%)
	Chaparral Energy, Inc.
2,650,000	7.625%, 11/15/2022[d]	2,782,500
	Coffeyville Resources, LLC
1,584,000	9.000%, 4/1/2015[d]	1,690,920
3,600,000	10.875%, 4/1/2017[d,e]	4,032,000
	Concho Resources, Inc.
5,240,000	6.500%, 1/15/2022	5,777,100
	Continental Resources, Inc.
1,050,000	5.000%, 9/15/2022[d,e]	1,097,250
2,660,000	5.000%, 9/15/2022	2,773,050
	DDR Corporation
780,000	4.625%, 7/15/2022	848,137
	Denbury Resources, Inc.
800,000	9.750%, 3/1/2016	860,000
428,000	8.250%, 2/15/2020	482,570
1,710,000	6.375%, 8/15/2021	1,855,350
	Drill Rigs Holdings, Inc.
1,310,000	6.500%, 10/1/2017[d]	1,301,812
	Energy XXI Gulf Coast, Inc.
2,110,000	9.250%, 12/15/2017	2,368,475
1,580,000	7.750%, 6/15/2019	1,674,800
	Harvest Operations Corporation
5,290,000	6.875%, 10/1/2017	5,792,550
	Helix Energy Solutions Group, Inc.
2,316,000	9.500%, 1/15/2016[d]	2,417,325

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

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Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Energy (10.4%) - continued
	Helix Energy Solutions Group, Inc., Convertible
$1,050,000	3.250%, 3/15/2032	$1,166,156
	Key Energy Services, Inc.
1,590,000	6.750%, 3/1/2021[d]	1,605,900
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020	2,463,750
2,195,000	7.750%, 2/1/2021	2,321,213
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
2,660,000	6.250%, 6/15/2022[e]	2,859,500
	McJunkin Red Man Corporation
3,230,000	9.500%, 12/15/2016	3,484,363
	MEG Energy Corporation
3,160,000	6.375%, 1/30/2023[d]	3,373,300
	Newfield Exploration Company
3,160,000	5.750%, 1/30/2022	3,531,300
	Oasis Petroleum, Inc.
2,670,000	7.250%, 2/1/2019	2,863,575
1,590,000	6.500%, 11/1/2021	1,677,450
	Plains Exploration & Production Company
2,130,000	8.625%, 10/15/2019	2,374,950
2,500,000	6.750%, 2/1/2022	2,537,500
	Precision Drilling Corporation
2,450,000	6.625%, 11/15/2020	2,609,250
1,060,000	6.500%, 12/15/2021	1,131,550
	QEP Resources, Inc.
3,670,000	6.875%, 3/1/2021	4,147,100
	SandRidge Energy, Inc.
3,680,000	8.000%, 6/1/2018[d]	3,864,000
1,580,000	7.500%, 2/15/2023[d]	1,627,400
	Seadrill, Ltd.
1,580,000	5.625%, 9/15/2017[d]	1,591,850
	SESI, LLC
1,700,000	6.375%, 5/1/2019	1,819,000
3,200,000	7.125%, 12/15/2021	3,536,000
	United Refining Company
4,710,000	10.500%, 2/28/2018	5,169,225

	Total	91,508,171

Financials (8.1%)
	Alliance Data Systems Corporation
2,650,000	6.375%, 4/1/2020[d]	2,862,000
	Ally Financial, Inc.
2,080,000	7.500%, 12/31/2013	2,194,400
1,810,000	5.500%, 2/15/2017	1,891,962
2,650,000	8.000%, 3/15/2020	3,100,500
5,590,000	7.500%, 9/15/2020	6,414,525
	Aviv Healthcare Properties, LP
5,270,000	7.750%, 2/15/2019	5,586,200
	CIT Group, Inc.
2,870,000	5.250%, 4/1/2014[d]	2,991,975
2,410,000	5.000%, 5/15/2017	2,572,675
	Community Choice Financial, Inc.
2,620,000	10.750%, 5/1/2019[d]	2,554,500
	Developers Diversified Realty Corporation
3,190,000	7.875%, 9/1/2020	4,112,028

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Financials (8.1%) - continued
	Eksportfinans ASA
$2,670,000	2.375%, 5/25/2016	$2,469,750
	Harbinger Group, Inc.
2,890,000	10.625%, 11/15/2015[e]	3,095,913
	Icahn Enterprises, LP
4,730,000	7.750%, 1/15/2016	4,931,025
5,780,000	8.000%, 1/15/2018	6,199,050
1,580,000	8.000%, 1/15/2018[d]	1,694,550
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015	2,562,187
1,950,000	8.750%, 3/15/2017	2,281,500
1,600,000	8.875%, 9/1/2017	1,888,000
1,850,000	5.875%, 4/1/2019	1,961,529
	Omega Healthcare Investors, Inc.
6,900,000	5.875%, 3/15/2024	7,348,500
	Speedy Cash, Inc.
2,500,000	10.750%, 5/15/2018[d]	2,637,500

	Total	71,350,269

Technology (4.3%)
	Advanced Micro Devices, Inc.
3,200,000	8.125%, 12/15/2017[e]	3,368,256
	Amkor Technology, Inc.
5,480,000	6.625%, 6/1/2021[e]	5,562,200
	Equinix, Inc.
3,770,000	8.125%, 3/1/2018	4,184,700
1,050,000	7.000%, 7/15/2021	1,176,000
	First Data Corporation
3,680,000	11.250%, 3/31/2016[e]	3,569,600
1,000,000	7.375%, 6/15/2019[d]	1,031,250
1,850,000	12.625%, 1/15/2021	1,917,062
	Freescale Semiconductor, Inc.
2,110,000	8.050%, 2/1/2020[e]	2,078,350
2,400,000	10.750%, 8/1/2020	2,598,000
	Jabil Circuit, Inc.
1,580,000	4.700%, 9/15/2022	1,572,100
	Lawson Software, Inc.
1,590,000	9.375%, 4/1/2019[d]	1,764,900
	NXP BV/NXP Funding, LLC
2,660,000	9.750%, 8/1/2018[d]	3,059,000
	Seagate HDD Cayman
3,140,000	7.750%, 12/15/2018	3,469,700
	Sensata Technologies BV
2,100,000	6.500%, 5/15/2019[d,e]	2,241,750

	Total	37,592,868

Transportation (3.1%)
	American Petroleum Tankers, LLC
1,204,000	10.250%, 5/1/2015	1,264,200
	Avis Budget Car Rental, LLC
5,830,000	8.250%, 1/15/2019	6,347,413
	Bristow Group
1,570,000	6.250%, 10/15/2022[c]	1,607,288
	CMA CGM SA
4,710,000	8.500%, 4/15/2017[d,e]	3,273,450
	Continental Airlines, Inc.
3,000,000	6.750%, 9/15/2015[d]	3,146,250
530,000	6.250%, 4/11/2020[e]	545,900
	Delta Air Lines, Inc.
1,246,000	9.500%, 9/15/2014[d]	1,308,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

High Yield Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.3%)	Value
Transportation (3.1%) - continued
	Navios Maritime Acquisition Corporation
$1,570,000	8.625%, 11/1/2017	$1,495,425
	Navios Maritime Holdings, Inc.
1,580,000	8.875%, 11/1/2017[d]	1,605,675
1,330,000	8.875%, 11/1/2017[e]	1,364,912
2,220,000	8.125%, 2/15/2019	2,003,550
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
1,360,000	9.250%, 4/15/2019	1,278,400
	United Air Lines, Inc.
1,833,865	9.750%, 1/15/2017	2,113,529

	Total	27,354,292

Utilities (5.4%)
	AES Corporation
5,900,000	7.375%, 7/1/2021	6,726,000
	Atlas Pipeline Partners, LP
1,470,000	6.625%, 10/1/2020[d]	1,495,725
	Chesapeake Midstream Partners,
	LP
930,000	6.125%, 7/15/2022	983,475
	Covanta Holding Corporation
2,600,000	7.250%, 12/1/2020	2,883,028
1,850,000	6.375%, 10/1/2022	2,011,278
	Crosstex Energy, LP/Crosstex Energy Finance Corporation
3,730,000	8.875%, 2/15/2018	3,991,100
1,060,000	7.125%, 6/1/2022[d]	1,054,700
	Energy Future Intermediate Holding Company, LLC
6,360,000	11.750%, 3/1/2022[d]	6,757,500
	Holly Energy Partners, LP
2,130,000	8.250%, 3/15/2018	2,289,750
930,000	6.500%, 3/1/2020[d]	976,500
	NRG Energy, Inc.
5,400,000	6.625%, 3/15/2023[d,e]	5,521,500
	Regency Energy Partners, LP
3,670,000	6.875%, 12/1/2018	3,917,725
840,000	5.500%, 4/15/2023	849,450
	Suburban Propane Partners, LP
1,972,000	7.500%, 10/1/2018[d]	2,110,040
	Targa Resources Partners, LP
3,460,000	7.875%, 10/15/2018	3,788,700
1,330,000	6.375%, 8/1/2022[d]	1,409,800
	Tesoro Logistics, LP
970,000	5.875%, 10/1/2020[d]	994,250

	Total	47,760,521

	Total Long-Term Fixed Income (cost $785,957,404)	829,927,437

Shares	Preferred Stock (0.8%)	Value
Financials (0.8%)
3,381	Ally Financial, Inc., 7.000%[d,g]	3,162,820
62,690	Ally Financial, Inc., 8.500%[g]	1,533,397

Shares	Preferred Stock (0.8%)	Value
Financials (0.8%) - continued
26,500	Citigroup, Inc., Convertible[h]	$2,569,970

	Total	7,266,187

	Total Preferred Stock (cost $6,156,324)	7,266,187

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
121,520	TVMAX Holdings, Inc.[i,j]	12

	Total	12

	Total Common Stock (cost $6,270,446)	12

Shares	Collateral Held for Securities Loaned (7.9%)	Value
69,797,700	Thrivent Financial Securities Lending Trust	69,797,700

	Total Collateral Held for Securities Loaned (cost $69,797,700)	69,797,700

Shares or Principal Amount	Short-Term Investments (3.0%)	Value
	BNP Paribas Finance, Inc.
5,000,000	0.110%, 10/1/2012[k,l]	4,999,969
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.044%, 10/22/2012[k]	4,999,860
1,000,000	Thrivent Financial Securities Lending Trust
	U.S. Treasury Bills	1,000,000
15,000,000	0.075%, 10/11/2012[k]	14,999,625

	Total Short-Term Investments (at amortized cost)	25,999,454

	Total Investments (cost $908,513,553) 107.7%	$947,634,476

	Other Assets and Liabilities, Net (7.7%)	(67,832,456)

	Total Net Assets 100.0%	$879,802,020

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $260,052,376 or 29.6% of total net assets.

e	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

High Yield Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

f

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of September 28, 2012.

Security	Acquisition Date	Cost
Eldorado Resorts, LLC	5/19/2011	$4,720,051
JBS Finance II, Ltd.	7/22/2010	$4,981,017
Tunica-Biloxi Gaming Authority	11/8/2005	$4,753,687

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h

Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.

i	Security is fair valued.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$52,649,784
Gross unrealized depreciation	(13,528,861)

Net unrealized appreciation (depreciation)	$39,120,923

Cost for federal income tax purposes	$908,513,553

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

High Yield Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Consumer Non-Cyclical	4,732,526	–	4,732,526	–
Energy	3,178,084	–	3,178,084	–
Financials	2,668,232	–	2,668,232	–
Technology	4,064,844	–	4,064,844	–
Long-Term Fixed Income
Asset-Backed Securities	2,747,279	–	2,747,279	–
Basic Materials	76,936,037	–	76,936,037	–
Capital Goods	70,832,850	–	70,832,850	–
Communications Services	163,577,845	–	163,577,845	–
Consumer Cyclical	135,460,371	–	135,460,371	–
Consumer Non-Cyclical	104,806,934	–	104,806,934	–
Energy	91,508,171	–	91,508,171	–
Financials	71,350,269	–	71,350,269	–
Technology	37,592,868	–	37,592,868	–
Transportation	27,354,292	–	27,354,292	–
Utilities	47,760,521	–	47,760,521	–
Preferred Stock
Financials	7,266,187	4,103,367	3,162,820	–
Common Stock
Consumer Discretionary	12	–	–	12
Collateral Held for Securities Loaned	69,797,700	69,797,700	–	–
Short-Term Investments	25,999,454	1,000,000	24,999,454	–

Total	$947,634,476	$74,901,067	$872,733,397	$12

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Credit Default Swaps	361,277	–	361,277	–

Total Liability Derivatives	$361,277	$–	$361,277	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The significant unobservable input used in the fair value measurement of the reporting entity’s Common Stock Consumer Discretionary Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 18, 5 Year, at 5.00%; Bank of America	Buy	6/20/2017	$7,920,000	($319,250)	($42,027)	($361,277)
Total Credit Default Swaps					($42,027)	($361,277)

1

As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

High Yield Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$50,915,269	$269,144,468	$250,262,037	69,797,700	$69,797,700	$220,858
Securities Lending Trust - Short Term Investment	–	1,000,000	–	1,000,000	1,000,000	28
Total Value and Income Earned	50,915,269				70,797,700	220,886

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

Diversified Income Plus Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Bank Loans (6.1%)[a]	Value
Basic Materials (0.5%)
	Arch Coal, Inc., Term Loan
$458,850	5.750%, 5/1/2018	$461,947
	Ineos US Finance, LLC, Term Loan
537,300	6.500%, 5/4/2018	542,405

	Total	1,004,352

Communications Services (2.4%)
	Atlantic Broadband Finance, LLC, Term Loan
498,750	5.250%, 3/20/2019	499,104
	Charter Communications Operating, LLC, Term Loan
179,100	4.000%, 3/28/2019	179,734
	Clear Channel Communications, Term Loan
450,000	3.866%, 1/29/2016	367,623
	Cumulus Media Holdings, Inc., Term Loan
427,721	5.750%, 9/16/2018	429,505
	Lawson Software, Inc., Term Loan
448,875	4.997%, 3/16/2018[b,c]	450,783
	Level 3 Financing, Inc., Term Loan
450,000	Zero Coupon, 8/1/2019[b,c]	450,000
	Toys R Us, Inc., Term Loan
433,913	5.250%, 5/25/2018	425,777
	Univision Communications, Inc., Term Loan
359,754	2.216%, 9/29/2014	358,405
	Van Wagner Communications, Inc., Term Loan
175,000	4.125%, 7/25/2019	176,860
	WideOpenWest Finance, LLC, Term Loan
448,875	6.250%, 7/12/2018	452,130
	Zayo Group, LLC, Term Loan
748,125	7.125%, 6/14/2019	754,207

	Total	4,544,128

Consumer Cyclical (0.5%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
442,911	5.500%, 2/28/2017	446,995
	Chrysler Group, LLC, Term Loan
447,733	6.000%, 5/24/2017	456,585

	Total	903,580

Consumer Non-Cyclical (1.1%)
	Bausch & Lomb, Inc., Term Loan
448,875	5.250%, 4/17/2019	453,458
	CHS/Community Health Systems, Inc., Term Loan
450,000	3.921%, 1/25/2017	451,548
	Roundy’s Supermarkets, Inc., Term Loan
447,750	5.750%, 2/13/2019	438,074
	Visant Corporation, Term Loan
856,972	5.250%, 12/22/2016	823,764

	Total	2,166,844

Principal Amount	Bank Loans (6.1%)[a]	Value
Energy (0.2%)
	Chesapeake Energy Corporation, Term Loan
$450,000	8.500%, 12/2/2017	$451,147

	Total	451,147

Financials (0.2%)
	Nuveen Investments, Inc., Term Loan
450,000	5.900%, 5/13/2017	446,346

	Total	446,346

Technology (0.7%)
	First Data Corporation Extended, Term Loan
450,000	4.217%, 3/26/2018	427,311
	Freescale Semiconductor, Inc., Term Loan
447,750	6.000%, 2/28/2019	447,938
	Intelsat Jackson Holdings SA, Term Loan
448,864	5.250%, 4/2/2018	449,146

	Total	1,324,395

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
447,733	5.500%, 4/20/2017	449,551

	Total	449,551

Utilities (0.3%)
	NGPL PipeCo, LLC, Term Loan
450,000	6.750%, 5/15/2017	458,064

	Total	458,064

	Total Bank Loans (cost $11,648,717)	11,748,407

Principal Amount	Long-Term Fixed Income (41.7%)	Value

Asset-Backed Securities (1.2%)
	Carrington Mortgage Loan Trust
1,200,000	0.367%, 8/25/2036[d]	493,309
	J.P. Morgan Mortgage Trust
791,876	2.791%, 2/25/2036	646,963
	Renaissance Home Equity Loan Trust
506,952	5.746%, 5/25/2036	324,412
632,000	6.011%, 5/25/2036	373,983
950,000	5.797%, 8/25/2036	493,654

	Total	2,332,321

Basic Materials (0.5%)
	Dow Chemical Company
200,000	8.550%, 5/15/2019	268,192
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
100,000	8.875%, 2/1/2018	102,750
	Ineos Finance plc
620,000	7.500%, 5/1/2020[e]	629,300

	Total	1,000,242

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

Diversified Income Plus Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (41.7%)	Value
Capital Goods (1.4%)
	Bombardier, Inc.
$475,000	7.750%, 3/15/2020[e]	$545,062
100,000	5.750%, 3/15/2022[e,f]	102,500
	Case New Holland, Inc.
475,000	7.875%, 12/1/2017	556,938
	RBS Global, Inc./Rexnord, LLC
100,000	8.500%, 5/1/2018	110,250
	Reynolds Group Issuer, Inc.
475,000	6.875%, 2/15/2021	501,125
	Textron, Inc.
300,000	7.250%, 10/1/2019	354,042
	UR Financing Escrow Corporation
475,000	7.375%, 5/15/2020[e]	510,625

	Total	2,680,542

Collateralized Mortgage Obligations (11.2%)
	Banc of America Alternative Loan Trust
677,240	0.717%, 4/25/2035[d]	525,394
	Banc of America Funding Corporation
480,151	5.176%, 5/20/2036	368,790
	Bear Stearns Adjustable Rate Mortgage Trust
404,379	2.470%, 10/25/2035[d]	378,728
	Citigroup Mortgage Loan Trust, Inc.
546,896	5.500%, 11/25/2035	479,145
	CitiMortgage Alternative Loan Trust
782,624	5.750%, 4/25/2037	620,393
	Countrywide Alternative Loan Trust
722,587	0.617%, 2/25/2035[d]	573,357
1,467,383	3.430%, 10/25/2035	1,190,131
650,893	5.500%, 2/25/2036	530,608
347,657	6.000%, 4/25/2036	248,686
813,540	6.500%, 8/25/2036	530,161
308,554	6.000%, 1/25/2037	244,628
	Countrywide Home Loans
869,107	2.781%, 11/25/2035	698,904
	Deutsche Alt-A Securities, Inc. Alternative Loan Trust
241,742	5.500%, 10/25/2021	246,513
539,780	0.417%, 11/25/2035[d]	293,605
1,141,953	0.918%, 4/25/2047[d]	838,257
	First Horizon Mortgage Pass- Through Trust
835,406	2.528%, 8/25/2037	611,777
	Greenpoint Mortgage Funding Trust
858,869	0.417%, 10/25/2045[d]	526,549
	GSR Mortgage Loan Trust
407,847	0.407%, 8/25/2046[d]	373,950
	HomeBanc Mortgage Trust
486,642	2.634%, 4/25/2037	331,913
	J.P. Morgan Alternative Loan Trust
1,089,945	6.500%, 3/25/2036	920,690
	J.P. Morgan Mortgage Trust
296,292	6.500%, 1/25/2035	293,880
216,340	2.976%, 10/25/2036	162,787

Principal Amount	Long-Term Fixed Income (41.7%)	Value
Collateralized Mortgage Obligations (11.2%) - continued
$664,718	2.802%, 1/25/2037	$533,492
651,313	6.250%, 8/25/2037	449,632
	Lehman Mortgage Trust
824,268	0.967%, 12/25/2035[d]	508,524
	Lehman XS Trust
960,000	5.500%, 9/25/2035	757,494
	Master Asset Securitization Trust
927,188	0.717%, 6/25/2036[d]	599,049
	MASTR Alternative Loans Trust
330,106	6.500%, 7/25/2034	349,425
696,898	0.667%, 12/25/2035[d]	378,086
	Morgan Stanley Mortgage Loan Trust
744,417	5.440%, 11/25/2035	488,287
	MortgageIT Trust
944,490	0.477%, 12/25/2035[d]	747,507
	New Century Alternative Mortgage Loan Trust
1,553,921	6.167%, 7/25/2036	1,085,316
	New York Mortgage Trust, Inc.
428,370	2.951%, 5/25/2036	45,085
	Residential Accredit Loans, Inc.
514,922	6.000%, 6/25/2037	382,293
	Residential Asset Securitization Trust
1,019,178	0.597%, 8/25/2037[d]	326,476
	Sequoia Mortgage Trust
900,887	5.030%, 9/20/2046	764,418
	Structured Adjustable Rate Mortgage Loan Trust
379,180	5.207%, 9/25/2036	33,539
	Structured Asset Mortgage Investments, Inc.
822,856	0.527%, 12/25/2035[d]	534,021
964,351	0.427%, 5/25/2046[d]	531,734
	WaMu Mortgage Pass Through Certificates
694,357	2.228%, 11/25/2036	550,802
	WaMu Mortgage Pass-Through Certificates
180,134	2.728%, 8/25/2046	140,807
	Washington Mutual Alternative Mortgage Pass-Through Certificates
915,278	0.817%, 6/25/2035[d]	608,369
925,290	0.898%, 2/25/2047[d]	448,291
	Wells Fargo Mortgage Backed Securities Trust
432,652	6.000%, 7/25/2037	424,590

	Total	21,676,083

Commercial Mortgage-Backed Securities (0.9%)
	Credit Suisse Mortgage Capital Certificates
1,000,000	5.509%, 9/15/2039	1,029,248
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	683,484

	Total	1,712,732

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

Diversified Income Plus Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (41.7%)	Value
Communications Services (3.4%)
	British Telecommunications plc
$200,000	2.000%, 6/22/2015	$205,634
	Cablevision Systems Corporation
475,000	8.625%, 9/15/2017	552,188
	CenturyLink, Inc.
350,000	6.450%, 6/15/2021	394,975
	Dish DBS Corporation
90,000	6.750%, 6/1/2021	98,100
	Hughes Satellite Systems Corporation
475,000	6.500%, 6/15/2019	508,250
	Intelsat Jackson Holdings SA
475,000	7.250%, 4/1/2019	513,000
	Interpublic Group of Companies, Inc.
85,000	4.000%, 3/15/2022	89,042
	Level 3 Financing, Inc.
475,000	8.625%, 7/15/2020	513,000
	NBCUniversal Media, LLC
200,000	2.875%, 1/15/2023[c]	199,634
	News America, Inc.
175,000	4.500%, 2/15/2021	197,508
	Sirius XM Radio, Inc.
680,000	5.250%, 8/15/2022[e]	676,600
	Sprint Nextel Corporation
240,000	9.125%, 3/1/2017	271,800
235,000	9.000%, 11/15/2018[e]	282,000
	Telecom Italia Capital SA
85,000	6.999%, 6/4/2018	93,713
	Telefonica Emisiones SAU
87,000	5.462%, 2/16/2021	85,260
	Univision Communications, Inc.
475,000	6.750%, 9/15/2022[e]	475,000
	UPCB Finance V, Ltd.
475,000	7.250%, 11/15/2021[e]	516,562
	Virgin Media Finance plc
475,000	5.250%, 2/15/2022	498,750
	Wind Acquisition Finance SA
235,000	11.750%, 7/15/2017[e]	221,487
240,000	7.250%, 2/15/2018[e]	228,000

	Total	6,620,503

Consumer Cyclical (2.2%)
	Chrysler Group, LLC
100,000	8.000%, 6/15/2019[f]	106,000
	Ford Motor Credit Company, LLC
350,000	6.625%, 8/15/2017	405,971
	Home Depot, Inc.
200,000	3.950%, 9/15/2020	229,530
	Host Hotels and Resorts, LP
475,000	6.000%, 11/1/2020	524,875
	Lennar Corporation
475,000	12.250%, 6/1/2017	636,500
	Limited Brands, Inc.
475,000	5.625%, 2/15/2022	511,813
	Macy’s Retail Holdings, Inc.
260,000	6.700%, 7/15/2034	307,954
	MGM Resorts International
475,000	7.625%, 1/15/2017	503,500
	Rite Aid Corporation
475,000	7.500%, 3/1/2017	488,062

Principal Amount	Long-Term Fixed Income (41.7%)	Value
Consumer Cyclical (2.2%) - continued
	Toys R Us Property Company II, LLC
$475,000	8.500%, 12/1/2017	$511,813

	Total	4,226,018

Consumer Non-Cyclical (2.5%)
	Beam, Inc.
175,000	5.375%, 1/15/2016	199,191
	Biomet, Inc.
475,000	6.500%, 8/1/2020[c,e]	492,219
	Bunge Limited Finance Corporation
125,000	4.100%, 3/15/2016	133,958
	Community Health Systems, Inc.
475,000	8.000%, 11/15/2019	521,313
	Covidien International Finance SA
350,000	3.200%, 6/15/2022	369,832
	Gilead Sciences, Inc.
85,000	3.050%, 12/1/2016	91,356
	Grifols, Inc.
475,000	8.250%, 2/1/2018	524,875
	HCA, Inc.
475,000	5.875%, 3/15/2022	514,781
	Kraft Foods, Inc.
260,000	2.250%, 6/5/2017[e]	267,671
170,000	3.500%, 6/6/2022[e]	179,620
	SABMiller Holdings, Inc.
200,000	3.750%, 1/15/2022[e]	217,187
200,000	4.950%, 1/15/2042[e]	232,747
	Safeway, Inc.
100,000	5.000%, 8/15/2019	104,197
	Teva Pharmaceutical Finance IV BV
165,000	3.650%, 11/10/2021	178,862
	Tyson Foods, Inc.
175,000	4.500%, 6/15/2022	183,313
	Valeant Pharmaceuticals International
100,000	6.875%, 12/1/2018[e]	105,250
475,000	7.000%, 10/1/2020[e]	499,937
	Watson Pharmaceuticals, Inc.
80,000	3.250%, 10/1/2022	81,025

	Total	4,897,334

Energy (2.2%)
	BP Capital Markets plc
175,000	4.750%, 3/10/2019	203,272
	Concho Resources, Inc.
425,000	5.500%, 10/1/2022	443,062
	Denbury Resources, Inc.
475,000	6.375%, 8/15/2021	515,375
	Enbridge Energy Partners, LP
600,000	8.050%, 10/1/2037	679,500
	Nexen, Inc.
175,000	6.400%, 5/15/2037	222,146
	NiSource Finance Corporation
350,000	6.125%, 3/1/2022	429,833
	Pioneer Natural Resources Company
140,000	3.950%, 7/15/2022	148,719

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

Diversified Income Plus Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (41.7%)	Value
Energy (2.2%) - continued
	Plains Exploration & Production Company
$680,000	6.125%, 6/15/2019	$685,100
	SandRidge Energy, Inc.
475,000	7.500%, 3/15/2021[e]	489,250
	Weatherford International, Ltd.
210,000	6.000%, 3/15/2018	240,523
260,000	4.500%, 4/15/2022	271,914

	Total	4,328,694

Financials (9.8%)
	ABN Amro North American Holding Preferred Capital Repackage Trust I
350,000	6.523%, 12/29/2049[e,g]	323,750
	Aegon NV
400,000	1.709%, 7/29/2049[d,g]	200,500
	Ally Financial, Inc.
100,000	5.500%, 2/15/2017	104,528
475,000	7.500%, 9/15/2020	545,062
	American Express Company
750,000	6.800%, 9/1/2066	802,500
	American General Institutional Capital A
800,000	7.570%, 12/1/2045[e]	896,000
	American International Group, Inc.
175,000	8.250%, 8/15/2018	225,034
	Apollo Investment Corporation, Convertible
700,000	5.750%, 1/15/2016	721,000
	Bank of America Corporation
350,000	5.650%, 5/1/2018	399,062
325,000	8.000%, 12/29/2049[g]	353,905
	Barclays Bank plc
200,000	6.050%, 12/4/2017[e]	215,214
	BBVA Bancomer SA/Texas N.A.
200,000	6.750%, 9/30/2022[e]	218,500
	BBVA International Preferred SA Unipersonal
525,000	5.919%, 12/29/2049[g]	396,375
	BNP Paribas SA
87,000	3.600%, 2/23/2016	91,854
775,000	5.186%, 6/29/2049[e,g]	713,000
	Capital One Capital IV
525,000	6.745%, 2/17/2037	528,281
	Capital One Capital V
175,000	10.250%, 8/15/2039	180,250
	Citigroup, Inc.
200,000	5.500%, 2/15/2017	221,505
	CNA Financial Corporation
200,000	7.350%, 11/15/2019	248,168
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
525,000	11.000%, 12/29/2049[e,g]	689,719
	Coventry Health Care, Inc.
85,000	5.450%, 6/15/2021	99,511
	Developers Diversified Realty Corporation
260,000	7.875%, 9/1/2020	335,150
	Discover Bank
400,000	8.700%, 11/18/2019	516,474

Principal Amount	Long-Term Fixed Income (41.7%)	Value
Financials (9.8%) - continued
	Eksportfinans ASA
$85,000	2.375%, 5/25/2016	$78,625
	General Electric Capital Corporation
800,000	6.250%, 12/15/2049[g]	844,424
	Hartford Financial Services Group, Inc.
170,000	5.125%, 4/15/2022	190,951
	HSBC Finance Corporation
285,000	6.676%, 1/15/2021	330,520
	Icahn Enterprises, LP
475,000	8.000%, 1/15/2018	509,438
	ING Bank NV
170,000	5.000%, 6/9/2021[e]	188,892
	ING Capital Funding Trust III
350,000	3.962%, 12/31/2049[d,g]	321,902
	International Lease Finance Corporation
475,000	5.875%, 4/1/2019	503,636
	J.P. Morgan Chase & Company
200,000	2.000%, 8/15/2017	201,743
	KeyCorp
110,000	5.100%, 3/24/2021	128,635
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058[e]	761,250
185,000	4.950%, 5/1/2022[e]	193,510
	Lincoln National Corporation
770,000	6.050%, 4/20/2067	753,637
	Lloyds TSB Bank plc
200,000	6.500%, 9/14/2020[e]	210,680
	MetLife Capital Trust IV
575,000	7.875%, 12/15/2037[e]	678,500
	Murray Street Investment Trust I
175,000	4.647%, 3/9/2017	187,928
	Northern Trust Corporation
175,000	3.375%, 8/23/2021	188,771
	Omega Healthcare Investors, Inc.
100,000	5.875%, 3/15/2024	106,500
	Prudential Financial, Inc.
180,000	5.875%, 9/15/2042	184,500
	Reinsurance Group of America, Inc.
600,000	6.750%, 12/15/2065	585,461
	Santander US Debt SAU
175,000	3.724%, 1/20/2015[e]	173,687
	SLM Corporation
200,000	8.000%, 3/25/2020	231,000
	Societe Generale SA
175,000	5.200%, 4/15/2021[e]	187,793
	Swiss RE Capital I, LP
695,000	6.854%, 5/29/2049[e,g]	707,162
	Ventas Realty, LP
80,000	4.250%, 3/1/2022	85,075
	XL Group plc
600,000	6.500%, 12/31/2049[g]	552,000
	ZFS Finance USA Trust II
725,000	6.450%, 12/15/2065[e]	768,500

	Total	18,880,062

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

Diversified Income Plus Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (41.7%)	Value
Mortgage-Backed Securities (3.0%)
	Federal National Mortgage Association Conventional 15 - Yr. Pass Through
$5,450,000	3.000%, 10/1/2027[c]	$5,777,000

	Total	5,777,000

Technology (0.4%)
	Amkor Technology, Inc.
100,000	6.625%, 6/1/2021[f]	101,500
	First Data Corporation
475,000	7.375%, 6/15/2019[e]	489,844
	Freescale Semiconductor, Inc.
100,000	9.250%, 4/15/2018[e]	108,750
	Hewlett-Packard Company
85,000	4.650%, 12/9/2021	88,629

	Total	788,723

Transportation (0.4%)
	Avis Budget Car Rental, LLC
100,000	8.250%, 1/15/2019	108,875
	Delta Air Lines, Inc.
70,000	4.750%, 5/7/2020	73,150
	Hertz Corporation
475,000	6.750%, 4/15/2019[f]	501,125
	United Air Lines, Inc.
127,408	10.400%, 11/1/2016	146,837

	Total	829,987

U.S. Government and Agencies (0.1%)
	Petrobras International Finance Company
165,000	3.500%, 2/6/2017	172,562

	Total	172,562

Utilities (2.5%)
	AES Corporation
475,000	7.375%, 7/1/2021	541,500
	CenterPoint Energy, Inc.
140,000	6.500%, 5/1/2018	168,079
	Energy Transfer Partners, LP
80,000	5.200%, 2/1/2022	88,744
80,000	6.500%, 2/1/2042	92,314
	Enterprise Products Operating, LLC
700,000	7.034%, 1/15/2068	784,000
	MarkWest Energy Partners, LP
475,000	5.500%, 2/15/2023	497,563
	NGPL PipeCo, LLC
475,000	9.625%, 6/1/2019[e]	541,500
	NRG Energy, Inc.
230,000	8.250%, 9/1/2020	250,700
450,000	6.625%, 3/15/2023[e]	460,125
	Southern California Edison Company
700,000	6.250%, 8/1/2049[g]	760,186
	Southern Union Company
200,000	3.462%, 11/1/2066[d]	159,500

Principal Amount	Long-Term Fixed Income (41.7%)	Value
Utilities (2.5%) - continued
	TransCanada PipeLines, Ltd.
$400,000	6.350%, 5/15/2067	$427,731

	Total	4,771,942

	Total Long-Term Fixed Income (cost $76,246,516)	80,694,745

Shares	Common Stock (35.8%)	Value

Consumer Discretionary (2.9%)
7,700	Comcast Corporation	275,429
50,800	H&R Block, Inc.	880,364
14,100	Home Depot, Inc.	851,217
5,100	Kohl’s Corporation	261,222
5,800	Lululemon Athletica, Inc.[f,h]	428,852
9,900	Macy’s, Inc.	372,438
6,000	McDonald’s Corporation	550,500
400	Priceline.com, Inc.[h]	247,492
9,300	Ross Stores, Inc.	600,780
40,600	Staples, Inc.	467,712
13,800	TJX Companies, Inc.	618,102

	Total	5,554,108

Consumer Staples (3.4%)
7,050	Brown-Forman Corporation	460,013
28,000	Coca-Cola Company	1,062,040
5,000	Colgate-Palmolive Company	536,100
7,800	General Mills, Inc.	310,830
16,500	Herbalife, Ltd.	782,100
13,700	Hillshire Brands Company	366,886
6,200	Nu Skin Enterprises, Inc.	240,746
15,800	Philip Morris International, Inc.	1,421,052
5,900	Reynolds American, Inc.	255,706
18,000	Unilever NV ADR	638,640
7,900	Wal-Mart Stores, Inc.	583,020

	Total	6,657,133

Energy (4.2%)
18,600	Chevron Corporation	2,168,017
18,900	ConocoPhillips	1,080,702
8,200	Ecopetrol SA ADR[f]	483,226
18,900	Exxon Mobil Corporation	1,728,405
38,000	First Trust Energy Income and Growth Fund	1,141,140
17,300	Kinder Morgan, Inc.	614,496
3,200	Occidental Petroleum Corporation	275,392
9,500	QEP Resources, Inc.	300,770
12,200	Statoil ASA ADR[f]	314,638

	Total	8,106,786

Financials (10.3%)
14,500	Aflac, Inc.	694,260
31,089	Annaly Capital Management, Inc.	523,539
79,500	Anworth Mortgage Asset Corporation	540,600
91,400	Ares Capital Corporation	1,566,596
13,900	Assurant, Inc.	518,470
8,500	Bank of Montreal	501,840
104,310	BlackRock Enhanced Equity Dividend Trust	788,584
18,300	CBOE Holdings, Inc.	538,386

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

Diversified Income Plus Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Common Stock (35.8%)	Value
Financials (10.3%) - continued
65,500	Eaton Vance Tax-Managed Diversified Equity Income Fund	$622,905
159,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,400,790
13,400	Equity Residential	770,902
200,000	iPath S&P 500 VIX Short-Term Futures ETN[f,h]	1,802,000
18,800	J.P. Morgan Chase & Company	761,024
7,400	Liberty Property Trust	268,176
69,600	New York Community Bancorp, Inc.[f]	985,536
45,500	NFJ Dividend Interest & Premium Strategy Fund	765,310
70,800	People’s United Financial, Inc.	859,512
23,400	Progressive Corporation	485,316
5,600	Public Storage, Inc.	779,352
14,800	RLJ Lodging Trust	279,868
60,500	Solar Capital, Ltd.	1,386,660
50,920	SPDR EURO STOXX 50 ETF	1,580,047
92,050	Two Harbors Investment Corporation	1,081,587
24,500	UBS AG ADR[f,h]	298,410

	Total	19,799,670

Health Care (3.3%)
17,500	Abbott Laboratories	1,199,800
7,000	Aetna, Inc.	277,200
3,700	Celgene Corporation[h]	282,680
16,700	Eli Lilly and Company	791,747
13,700	Forest Laboratories, Inc.[h]	487,857
18,000	Medtronic, Inc.	776,160
3,900	Novo Nordisk A/S ADR	615,459
64,800	PDL BioPharma, Inc.[f]	498,312
24,453	Pfizer, Inc.	607,657
15,400	UnitedHealth Group, Inc.	853,314

	Total	6,390,186

Industrials (3.1%)
8,100	3M Company	748,602
80,700	Alerian MLP ETF	1,337,199
15,100	C.H. Robinson Worldwide, Inc.	884,105
6,200	Emerson Electric Company	299,274
7,500	Lockheed Martin Corporation	700,350
10,100	Northrop Grumman Corporation	670,943
62,800	Pitney Bowes, Inc.[f]	867,896
7,900	United Parcel Service, Inc.	565,403

	Total	6,073,772

Information Technology (3.4%)
5,700	Accenture plc	399,171
600	Apple, Inc.	400,356
12,700	GameStop Corporation[f]	266,700
48,100	Intel Corporation	1,090,908
4,900	International Business Machines Corporation	1,016,505
60,900	Marvell Technology Group, Ltd.	557,235
1,300	MasterCard, Inc.	586,924
49,200	Microsoft Corporation	1,465,176
23,100	Seagate Technology plc	716,100

	Total	6,499,075

Materials (2.1%)
1,500	CF Industries Holdings, Inc.	333,360
17,700	Gold Resource Corporation[f]	379,665

Shares	Common Stock (35.8%)	Value
Materials (2.1%) - continued
3,200	Monsanto Company	$291,264
26,200	Newmont Mining Corporation	1,467,462
6,000	PPG Industries, Inc.	689,040
26,600	Southern Copper Corporation	913,976

	Total	4,074,767

Telecommunications Services (1.6%)
27,000	AT&T, Inc.	1,017,900
4,700	Philippine Long Distance Telephone Company ADR	310,247
7,000	Telekomunikasi Indonesia Tbk PT ADR	272,510
15,800	Verizon Communications, Inc.	720,006
25,900	Vodafone Group plc ADR	738,021

	Total	3,058,684

Utilities (1.5%)
20,900	American Electric Power Company, Inc.	918,346
8,500	Consolidated Edison, Inc.	509,065
18,200	Public Service Enterprise Group, Inc.	585,676
19,500	Southern Company	898,755

	Total	2,911,842

	Total Common Stock (cost $65,700,433)	69,126,023

Shares	Preferred Stock (1.1%)	Value
Financials (1.1%)
20,500	Annaly Capital Management, Inc., 7.500%[g,h]	517,215
6,000	ING Groep NV, 8.500%[g]	157,200
10,500	PNC Financial Services Group, Inc., 6.125%[g]	288,435
8,000	Royal Bank of Scotland Group plc, 7.250%[g]	181,520
10,000	State Street Corporation, 5.250%[g,h]	252,500
28,000	U.S. Bancorp, 6.500%[g]	814,800

	Total	2,211,670

	Total Preferred Stock (cost $2,028,784)	2,211,670

Shares	Collateral Held for Securities Loaned (3.1%)	Value
5,961,716	Thrivent Financial Securities Lending Trust	5,961,716

	Total Collateral Held for Securities Loaned (cost $5,961,716)	5,961,716

Shares or Principal Amount	Short-Term Investments (13.8%)	Value
	Federal Home Loan Bank Discount Notes
8,000,000	0.095%, 10/17/2012[i]	7,999,620
3,000,000	0.125%, 12/21/2012[i]	2,999,136

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

Diversified Income Plus Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares or Principal Amount	Short-Term Investments (13.8%)	Value
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.044%, 10/22/2012[i]	$4,999,860
600,000	0.160%, 12/17/2012[i,j]	599,789
	Federal National Mortgage Association Discount Notes
5,000,000	0.070%, 10/3/2012[i]	4,999,961
	U.S. Treasury Bills
5,000,000	0.070%, 10/11/2012[i]	4,999,883

	Total Short-Term Investments (at amortized cost)	26,598,249

	Total Investments (cost $188,184,415) 101.6%	$196,340,810

	Other Assets and Liabilities, Net (1.6%)	(3,086,663)

	Total Net Assets 100.0%	$193,254,147

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 28, 2012.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $15,197,393 or 7.9% of total net assets.

f	All or a portion of the security is on loan.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Non-income producing security.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At September 28, 2012, $599,789 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
ETN	-	Exchange Traded Note.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$11,376,984
Gross unrealized depreciation	(3,220,589)

Net unrealized appreciation (depreciation)	$8,156,395

Cost for federal income tax purposes	$188,184,415

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

Diversified Income Plus Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,004,352	–	1,004,352	–
Communications Services	4,544,128	–	4,094,128	450,000
Consumer Cyclical	903,580	–	903,580	–
Consumer Non-Cyclical	2,166,844	–	2,166,844	–
Energy	451,147	–	451,147	–
Financials	446,346	–	446,346	–
Technology	1,324,395	–	1,324,395	–
Transportation	449,551	–	449,551	–
Utilities	458,064	–	458,064	–
Long-Term Fixed Income
Asset-Backed Securities	2,332,321	–	2,332,321	–
Basic Materials	1,000,242	–	1,000,242	–
Capital Goods	2,680,542	–	2,680,542	–
Collateralized Mortgage Obligations	21,676,083	–	21,676,083	–
Commercial Mortgage-Backed Securities	1,712,732	–	1,712,732	–
Communications Services	6,620,503	–	6,420,869	199,634
Consumer Cyclical	4,226,018	–	4,226,018	–
Consumer Non-Cyclical	4,897,334	499,937	4,397,397	–
Energy	4,328,694	–	4,328,694	–
Financials	18,880,062	–	18,880,062	–
Mortgage-Backed Securities	5,777,000	–	5,777,000	–
Technology	788,723	–	788,723	–
Transportation	829,987	–	829,987	–
U.S. Government and Agencies	172,562	–	172,562	–
Utilities	4,771,942	–	4,771,942	–
Common Stock
Consumer Discretionary	5,554,108	5,554,108	–	–
Consumer Staples	6,657,133	6,657,133	–	–
Energy	8,106,786	8,106,786	–	–
Financials	19,799,670	19,799,670	–	–
Health Care	6,390,186	6,390,186	–	–
Industrials	6,073,772	6,073,772	–	–
Information Technology	6,499,075	6,499,075	–	–
Materials	4,074,767	4,074,767	–	–
Telecommunications Services	3,058,684	3,058,684	–	–
Utilities	2,911,842	2,911,842	–	–
Preferred Stock
Financials	2,211,670	2,211,670	–	–
Collateral Held for Securities Loaned	5,961,716	5,961,716	–	–
Short-Term Investments	26,598,249	–	26,598,249	–

Total	$196,340,810	$77,799,346	$117,891,830	$649,634

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	14,749	14,749	–	–

Total Asset Derivatives	$14,749	$14,749	$–	$–

Liability Derivatives
Futures Contracts	73,584	73,584	–	–

Total Liability Derivatives	$73,584	$73,584	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The significant unobservable input used in the fair value measurement of the reporting entity’s Bank Loans Communications Services Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

Diversified Income Plus Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

The significant unobservable input used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Communications Services Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	26	December 2012	$3,225,704	$3,240,453	$14,749
10-Yr. U.S. Treasury Bond Futures	(5)	December 2012	(665,375)	(667,422)	(2,047)
S&P 500 Index Futures	(11)	December 2012	(3,939,468)	(3,944,050)	(4,582)
S&P 500 Index Mini-Futures	58	December 2012	4,226,135	4,159,180	(66,955)
Total Futures Contracts					($58,835)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$4,748,550	$40,132,867	$38,919,701	5,961,716	$5,961,716	$70,875
Total Value and Income Earned	4,748,550				5,961,716	70,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

Income Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Bank Loans (2.8%)[a]	Value
Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$1,600,987	5.750%, 5/1/2018	$1,611,794
	Ineos US Finance, LLC, Term Loan
1,592,000	6.500%, 5/4/2018	1,607,124

	Total	3,218,918

Communications Services (0.9%)
	Atlantic Broadband Finance, LLC, Term Loan
1,596,000	5.250%, 3/20/2019	1,597,133
	Charter Communications Operating, LLC, Term Loan
965,150	4.000%, 3/28/2019	968,567
	Clear Channel Communications, Term Loan
1,600,000	3.866%, 1/29/2016	1,307,104
	Cumulus Media Holdings, Inc., Term Loan
1,596,495	5.750%, 9/16/2018	1,603,152
	Lawson Software, Inc., Term Loan
1,596,000	4.997%, 3/16/2018[b,c]	1,602,783
	Level 3 Financing, Inc., Term Loan
1,600,000	0.000%, 8/1/2019[b,c]	1,600,000
	Toys R Us, Inc., Term Loan
1,620,938	5.250%, 5/25/2018	1,590,545
	Univision Communications, Inc., Term Loan
1,023,301	2.216%, 9/29/2014	1,019,464
	Van Wagner Communications, Inc., Term Loan
320,000	8.250%, 7/25/2019	323,402
	WideOpenWest Finance, LLC, Term Loan
1,596,000	6.250%, 7/12/2018	1,607,571
	Zayo Group, LLC, Term Loan
1,596,000	7.125%, 6/14/2019	1,608,975

	Total	14,828,696

Consumer Cyclical (0.3%)
	ADS Waste Holdings, Inc., Term Loan
960,000	0.000%, 9/25/2019[b,c]	964,205
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,584,624	5.500%, 2/28/2017	1,599,234
	Chrysler Group, LLC, Term Loan
2,528,000	6.000%, 5/24/2017	2,577,979

	Total	5,141,418

Consumer Non-Cyclical (0.5%)
	Bausch & Lomb, Inc., Term Loan
1,596,000	5.250%, 4/17/2019	1,612,295
	CHS/Community Health Systems, Inc., Term Loan
1,600,000	3.921%, 1/25/2017	1,605,504
	Dole Food Company, Term Loan
209,112	5.036%, 7/13/2018[b,c]	209,570
	Michael Foods, Inc., Term Loan
1,344,667	4.250%, 2/25/2018	1,350,825

Principal Amount	Bank Loans (2.8%)[a]	Value
Consumer Non-Cyclical (0.5%) - continued
	Roundy’s Supermarkets, Inc., Term Loan
$1,592,000	5.750%, 2/13/2019	$1,557,597
	Solvest, Ltd., Term Loan
374,201	5.021%, 7/13/2018[b,c]	375,020
	Visant Corporation, Term Loan
1,290,000	5.250%, 12/22/2016	1,240,013

	Total	7,950,824

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
1,600,000	8.500%, 12/2/2017	1,604,080

	Total	1,604,080

Financials (0.1%)
	Nuveen Investments, Inc., Term Loan
1,600,000	5.639%, 5/13/2017	1,587,008

	Total	1,587,008

Technology (0.3%)
	First Data Corporation Extended, Term Loan
1,600,000	4.217%, 3/26/2018	1,519,328
	Freescale Semiconductor, Term Loan
1,631,736	4.465%, 12/1/2016	1,591,970
	Intelsat Jackson Holdings SA, Term Loan
1,866,375	5.250%, 4/2/2018	1,867,551
	Syniverse Holdings, Inc., Term Loan
638,400	5.000%, 4/10/2019[b,c]	639,198

	Total	5,618,047

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
2,518,125	5.500%, 4/20/2017	2,528,349

	Total	2,528,349

Utilities (0.2%)
	Calpine Corporation, Term Loan
1,300,000	0.000%, 9/27/2019[b,c]	1,306,500
	NGPL PipeCo, LLC, Term Loan
1,600,000	6.750%, 5/15/2017	1,628,672

	Total	2,935,172

	Total Bank Loans (cost $44,952,365)	45,412,512

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Asset-Backed Securities (0.7%)
	Americredit Automobile Receivables Trust
6,713	5.228%, 1/6/2015[d]	6,806
	Carrington Mortgage Loan Trust
2,200,000	0.367%, 8/25/2036[d]	904,400
	DT Auto Owner Trust
2,229	0.960%, 1/15/2014[e]	2,230

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

Income Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Asset-Backed Securities (0.7%) - continued
$19,573	1.400%, 12/15/2041[e]	$19,599
	GMAC Mortgage Corporation Loan Trust
4,338,495	0.397%, 8/25/2035[d,f]	2,914,102
5,048,943	0.397%, 12/25/2036[d,f]	3,626,181
	IndyMac Seconds Asset-Backed Trust
741,790	0.387%, 10/25/2036[d,f]	185,774
	Renaissance Home Equity Loan Trust
3,004,161	5.746%, 5/25/2036	1,922,444
2,000,000	6.011%, 5/25/2036	1,183,490

	Total	10,765,026

Basic Materials (3.9%)
	AbitibiBowater, Inc.
2,104,000	10.250%, 10/15/2018	2,393,300
	Alcoa, Inc.
2,570,000	5.720%, 2/23/2019	2,758,946
2,000,000	6.750%, 1/15/2028	2,219,498
	ArcelorMittal
1,210,000	9.250%, 2/15/2015	1,331,000
3,000,000	6.125%, 6/1/2018	2,980,350
2,750,000	5.500%, 8/5/2020	2,645,332
1,620,000	7.000%, 3/1/2041	1,456,375
	CF Industries, Inc.
3,330,000	6.875%, 5/1/2018	4,050,112
	Dow Chemical Company
3,850,000	4.250%, 11/15/2020	4,235,966
1,620,000	5.250%, 11/15/2041	1,838,208
	FMG Resources Property, Ltd.
1,290,000	7.000%, 11/1/2015[e,g]	1,283,550
	Freeport-McMoRan Copper & Gold, Inc.
4,540,000	3.550%, 3/1/2022	4,544,585
	Georgia-Pacific, LLC
2,190,000	5.400%, 11/1/2020[e]	2,566,735
	International Paper Company
2,500,000	7.500%, 8/15/2021	3,281,735
1,250,000	7.300%, 11/15/2039	1,654,645
	LyondellBasell Industries NV
2,900,000	5.000%, 4/15/2019	3,081,250
320,000	6.000%, 11/15/2021	364,800
	NOVA Chemicals Corporation
1,250,000	8.625%, 11/1/2019	1,418,750
	Novelis, Inc.
1,280,000	8.375%, 12/15/2017	1,398,400
	Rio Tinto Finance USA, Ltd.
3,285,000	6.500%, 7/15/2018	4,092,124
	Rock-Tenn Company
1,800,000	4.450%, 3/1/2019[e]	1,898,662
1,930,000	4.000%, 3/1/2023[e]	1,961,187
	Teck Resources, Ltd.
1,300,000	2.500%, 2/1/2018	1,305,671
1,950,000	3.750%, 2/1/2023	1,929,026
	Vale Overseas, Ltd.
1,925,000	6.875%, 11/10/2039[g]	2,245,251
	Weyerhaeuser Company
2,570,000	7.375%, 3/15/2032	3,049,655

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Basic Materials (3.9%) - continued
	Yara International ASA
$50,000	7.875%, 6/11/2019[e]	$63,602

	Total	62,048,715

Capital Goods (2.5%)
	BAE Systems plc
3,880,000	4.750%, 10/11/2021[e]	4,272,295
	Boeing Capital Corporation
1,600,000	2.125%, 8/15/2016	1,680,429
	Bombardier, Inc.
1,940,000	5.750%, 3/15/2022[e,g]	1,988,500
	Case New Holland, Inc.
1,250,000	7.750%, 9/1/2013	1,307,813
1,635,000	7.875%, 12/1/2017	1,917,037
	CNH Capital, LLC
450,000	6.250%, 11/1/2016[e]	488,813
	Flowserve Corporation
3,200,000	3.500%, 9/15/2022	3,234,995
	John Deere Capital Corporation
3,300,000	5.350%, 4/3/2018	3,950,595
	Masco Corporation
1,625,000	5.950%, 3/15/2022	1,780,204
	Republic Services, Inc.
630,000	5.500%, 9/15/2019	746,043
1,600,000	5.000%, 3/1/2020	1,852,974
2,200,000	5.250%, 11/15/2021	2,604,336
	Reynolds Group Issuer, Inc.
1,940,000	9.875%, 8/15/2019	2,063,675
640,000	5.750%, 10/15/2020[e]	640,000
	Sealed Air Corporation
1,290,000	8.375%, 9/15/2021[e]	1,444,800
	Textron, Inc.
2,500,000	6.200%, 3/15/2015	2,746,140
2,570,000	5.600%, 12/1/2017	2,846,735
	UR Financing Escrow Corporation
1,300,000	5.750%, 7/15/2018[e]	1,373,125
	Waste Management, Inc.
2,415,000	2.900%, 9/15/2022	2,411,445

	Total	39,349,954

Collateralized Mortgage Obligations (0.9%)
	Bear Stearns Mortgage Funding Trust
744,426	0.497%, 8/25/2036[d]	211,613
	CitiMortgage Alternative Loan Trust
2,902,232	5.750%, 4/25/2037	2,300,622
	Countrywide Alternative Loan Trust
4,049,773	6.000%, 1/25/2037	3,210,749
	Deutsche Alt-A Securities, Inc. Alternative Loan Trust
2,854,881	0.918%, 4/25/2047[d]	2,095,643
	HomeBanc Mortgage Trust
2,798,193	2.634%, 4/25/2037	1,908,499
	Wachovia Mortgage Loan Trust, LLC
2,809,347	2.898%, 5/20/2036	2,187,869
	WaMu Mortgage Pass-Through Certificates
806,459	0.507%, 10/25/2045[d]	729,585

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

Income Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Collateralized Mortgage Obligations (0.9%) - continued
	Washington Mutual Alternative Mortgage Pass-Through Certificates
$5,551,739	0.898%, 2/25/2047[d]	$2,689,745

	Total	15,334,325

Commercial Mortgage-Backed Securities (1.1%)
	Bear Stearns Commercial Mortgage Securities, Inc.
383,564	0.371%, 3/15/2022[d,e]	375,839
3,500,000	5.331%, 2/11/2044	3,833,162
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	2,163,386
	Commercial Mortgage Pass-Through Certificates
2,000,000	0.351%, 12/15/2020[d,e]	1,835,982
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,586,957
	Credit Suisse First Boston Mortgage Securities Corporation
50,887	4.597%, 3/15/2035	51,174
	Credit Suisse Mortgage Capital Certificates
2,969,286	0.391%, 10/15/2021[d,e]	2,885,020
3,250,000	5.467%, 9/15/2039	3,666,679
	Federal Home Loan Mortgage Corporation
100,000	5.250%, 4/18/2016	116,685
	Wachovia Bank Commercial Mortgage Trust
69,722	4.566%, 4/15/2035	70,387
18,013	5.230%, 7/15/2041	18,010

	Total	18,603,281

Communications Services (9.2%)
	Alltel Corporation
3,875,000	7.000%, 3/15/2016	4,645,114
	America Movil SAB de CV
3,800,000	5.000%, 3/30/2020	4,449,044
1,600,000	3.125%, 7/16/2022	1,648,771
	American Tower Corporation
1,330,000	4.500%, 1/15/2018	1,467,634
	AT&T, Inc.
2,600,000	4.450%, 5/15/2021	3,059,745
2,255,000	5.550%, 8/15/2041	2,807,022
	Cablevision Systems Corporation
1,300,000	8.625%, 9/15/2017	1,511,250
2,000,000	8.000%, 4/15/2020	2,230,000
	CBS Corporation
3,220,000	1.950%, 7/1/2017	3,300,687
1,300,000	7.875%, 9/1/2023	1,670,130
	CCO Holdings, LLC
1,880,000	7.250%, 10/30/2017	2,049,200
1,280,000	7.000%, 1/15/2019	1,385,600
	CenturyLink, Inc.
2,520,000	5.150%, 6/15/2017	2,748,589
3,700,000	5.800%, 3/15/2022	4,026,140

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Communications Services (9.2%) - continued
	Clear Channel Worldwide Holdings, Inc.
$3,170,000	9.250%, 12/15/2017	$3,415,675
	Comcast Corporation
1,900,000	6.300%, 11/15/2017	2,340,992
2,900,000	5.700%, 5/15/2018	3,527,157
2,570,000	3.125%, 7/15/2022	2,666,190
2,700,000	6.400%, 5/15/2038	3,457,679
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[e]	2,585,273
2,500,000	8.375%, 3/1/2039[e]	3,806,360
	Crown Castle Towers, LLC
5,050,000	4.174%, 8/15/2017[e]	5,555,757
	DIRECTV Holdings, LLC
3,875,000	5.000%, 3/1/2021	4,341,085
2,030,000	3.800%, 3/15/2022	2,089,000
	Discovery Communications, LLC
1,920,000	4.375%, 6/15/2021	2,154,042
965,000	3.300%, 5/15/2022	1,002,354
	Dish DBS Corporation
1,945,000	6.750%, 6/1/2021	2,120,050
	Hughes Satellite Systems Corporation
3,220,000	6.500%, 6/15/2019	3,445,400
	Intelsat Jackson Holdings SA
1,290,000	7.250%, 4/1/2019	1,393,200
1,900,000	7.500%, 4/1/2021	2,056,750
	Interpublic Group of Companies, Inc.
2,575,000	4.000%, 3/15/2022	2,697,454
	NBCUniversal Media, LLC
3,750,000	5.150%, 4/30/2020	4,444,065
4,510,000	4.375%, 4/1/2021	5,114,051
1,610,000	2.875%, 1/15/2023[c]	1,607,054
	News America, Inc.
1,900,000	7.625%, 11/30/2028	2,444,234
2,140,000	6.400%, 12/15/2035	2,651,805
	Oi SA
1,775,000	5.750%, 2/10/2022[e]	1,859,312
	Omnicom Group, Inc.
4,190,000	3.625%, 5/1/2022	4,425,482
	Qwest Communications International, Inc.
3,180,000	7.125%, 4/1/2018	3,374,934
	Qwest Corporation
3,200,000	6.500%, 6/1/2017	3,757,891
	SBA Tower Trust
60,000	4.254%, 4/15/2015[e]	63,202
3,500,000	5.101%, 4/15/2017[e]	3,900,326
	Sirius XM Radio, Inc.
1,930,000	5.250%, 8/15/2022[e]	1,920,350
	Sprint Nextel Corporation
1,290,000	9.125%, 3/1/2017	1,460,925
650,000	7.000%, 3/1/2020[e]	728,000
1,290,000	7.000%, 8/15/2020	1,341,600
	Starz, LLC
640,000	5.000%, 9/15/2019[e]	654,400
	Telemar Norte Leste SA
2,830,000	5.500%, 10/23/2020[e]	2,971,500
	Time Warner Cable, Inc.
2,500,000	8.250%, 4/1/2019	3,355,555
200,000	4.000%, 9/1/2021	220,517

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

Income Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Communications Services (9.2%) - continued
$2,550,000	6.750%, 6/15/2039	$3,323,400
	Time Warner Entertainment Company, LP
1,850,000	8.375%, 3/15/2023	2,606,315
	Univision Communications, Inc.
2,130,000	6.750%, 9/15/2022[e]	2,130,000
	UPCB Finance VI, Ltd.
2,600,000	6.875%, 1/15/2022[e]	2,756,000
	Virgin Media Finance plc
1,043,000	9.500%, 8/15/2016	1,155,122
	Vodafone Group plc
1,930,000	2.500%, 9/26/2022	1,927,115
	WPP Finance 2010
1,125,000	3.625%, 9/7/2022	1,133,206

	Total	146,979,705

Consumer Cyclical (4.7%)
	American Honda Finance Corporation
4,400,000	3.875%, 9/21/2020[e]	4,772,605
	Daimler Finance North America, LLC
2,260,000	3.875%, 9/15/2021[e]	2,455,425
	Ford Motor Credit Company, LLC
3,900,000	3.875%, 1/15/2015	4,075,871
3,200,000	3.984%, 6/15/2016	3,372,813
3,250,000	4.250%, 2/3/2017	3,454,084
630,000	6.625%, 8/15/2017	730,747
2,575,000	4.250%, 9/20/2022[g]	2,638,754
	Gap, Inc.
60,000	5.950%, 4/12/2021	66,835
	General Motors Financial Company, Inc.
1,130,000	4.750%, 8/15/2017[e]	1,158,600
	Home Depot, Inc.
2,670,000	5.875%, 12/16/2036	3,518,182
	Hyatt Hotels Corporation
3,100,000	5.750%, 8/15/2015[e]	3,394,240
	Hyundai Motor Manufacturing Czech
2,525,000	4.500%, 4/15/2015[e]	2,697,205
	Johnson Controls, Inc.
3,150,000	5.250%, 12/1/2041	3,535,840
	KIA Motors Corporation
3,260,000	3.625%, 6/14/2016[e]	3,428,522
	Macy’s Retail Holdings, Inc.
3,210,000	7.450%, 7/15/2017	3,969,046
3,570,000	3.875%, 1/15/2022	3,848,678
	Marriott International, Inc.
3,250,000	3.000%, 3/1/2019	3,333,480
	MGM Resorts International
1,280,000	11.125%, 11/15/2017	1,416,000
1,300,000	9.000%, 3/15/2020	1,451,125
320,000	6.750%, 10/1/2020[e]	320,000
	Sheraton Holding Corporation
1,290,000	7.375%, 11/15/2015	1,500,240
	Spencer Spirit Holdings, Inc.
50,000	11.000%, 5/1/2017[e]	53,500
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,215,371

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Consumer Cyclical (4.7%) - continued
	Time Warner, Inc.
$1,320,000	4.000%, 1/15/2022	$1,455,812
710,000	3.400%, 6/15/2022	749,845
1,600,000	7.700%, 5/1/2032	2,246,957
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,281,382
	Toys R Us Property Company II, LLC
2,570,000	8.500%, 12/1/2017	2,769,175
	Wal-Mart Stores, Inc.
5,000,000	3.250%, 10/25/2020	5,499,510
	Wyndham Worldwide Corporation
1,270,000	5.625%, 3/1/2021	1,401,144
1,300,000	4.250%, 3/1/2022	1,336,089

	Total	75,147,077

Consumer Non-Cyclical (7.8%)
	Altria Group, Inc.
592,000	9.700%, 11/10/2018	847,922
1,595,000	4.750%, 5/5/2021	1,824,790
3,220,000	2.850%, 8/9/2022	3,212,520
2,500,000	9.950%, 11/10/2038	4,203,402
	Amgen, Inc.
3,850,000	2.125%, 5/15/2017	3,975,737
	Anheuser-Busch InBev Worldwide, Inc.
2,550,000	5.375%, 1/15/2020	3,166,261
2,525,000	5.000%, 4/15/2020	3,048,948
	Aristotle Holding, Inc.
3,235,000	4.750%, 11/15/2021[e]	3,743,044
	BAT International Finance plc
3,860,000	3.250%, 6/7/2022[e]	3,961,032
	Beam, Inc.
236,000	5.375%, 1/15/2016	268,623
1,600,000	1.875%, 5/15/2017	1,635,154
1,518,000	5.875%, 1/15/2036	1,818,121
	Biomet, Inc.
2,525,000	10.000%, 10/15/2017[e]	2,663,875
2,480,000	6.500%, 8/1/2020[c,e]	2,569,900
	Boston Scientific Corporation
3,800,000	4.500%, 1/15/2015	4,063,032
	Bunge Limited Finance Corporation
2,220,000	5.100%, 7/15/2015	2,384,844
	Cargill, Inc.
1,950,000	3.250%, 11/15/2021[e]	2,012,671
	Celgene Corporation
2,250,000	1.900%, 8/15/2017	2,282,308
2,500,000	3.950%, 10/15/2020	2,689,305
	ConAgra Foods, Inc.
3,225,000	2.100%, 3/15/2018	3,272,978
	Covidien International Finance SA
3,860,000	3.200%, 6/15/2022	4,078,715
	Energizer Holdings, Inc.
1,450,000	4.700%, 5/24/2022	1,537,983
	Express Scripts, Inc.
2,235,000	3.125%, 5/15/2016	2,383,370
	Fresenius Medical Care US Finance II, Inc.
710,000	5.625%, 7/31/2019[e]	756,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

Income Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Consumer Non-Cyclical (7.8%) - continued
	Fresenius Medical Care US Finance, Inc.
$1,290,000	6.500%, 9/15/2018[e]	$1,454,475
	Grifols, Inc.
1,930,000	8.250%, 2/1/2018	2,132,650
	Grupo Bimbo SAB de CV
3,890,000	4.500%, 1/25/2022[e]	4,200,834
	Hasbro, Inc.
3,250,000	6.350%, 3/15/2040	3,864,984
	HCA, Inc.
2,490,000	8.500%, 4/15/2019	2,807,475
	JBS Finance II, Ltd.
1,250,000	8.250%, 1/29/2018[h]	1,275,000
	Koninklijke Philips Electronics NV
2,765,000	3.750%, 3/15/2022	2,992,018
	Kraft Foods, Inc.
677,000	6.125%, 2/1/2018	826,561
1,923,000	6.125%, 8/23/2018[e]	2,355,327
1,525,000	5.375%, 2/10/2020	1,839,708
1,675,000	5.375%, 2/10/2020[e]	1,990,741
1,600,000	5.000%, 6/4/2042[e]	1,784,923
	Life Technologies Corporation
3,700,000	6.000%, 3/1/2020	4,400,913
	Molson Coors Brewing Company
1,600,000	3.500%, 5/1/2022	1,695,293
1,600,000	5.000%, 5/1/2042	1,787,562
	Mylan, Inc.
2,565,000	7.875%, 7/15/2020[e]	2,879,212
	Pernod-Ricard SA
4,850,000	2.950%, 1/15/2017[e]	5,060,005
	Roche Holdings, Inc.
3,210,000	6.000%, 3/1/2019[e]	4,030,126
	SABMiller Holdings, Inc.
1,615,000	2.450%, 1/15/2017[e]	1,689,227
3,225,000	3.750%, 1/15/2022[e]	3,502,147
	Safeway, Inc.
1,610,000	5.000%, 8/15/2019	1,677,577
	Teva Pharmaceutical Finance IV BV
4,225,000	3.650%, 11/10/2021	4,579,959
	Tyson Foods, Inc.
1,285,000	4.500%, 6/15/2022	1,346,038
	Watson Pharmaceuticals, Inc.
1,285,000	1.875%, 10/1/2017	1,299,301
645,000	3.250%, 10/1/2022	653,261

	Total	124,526,002

Energy (9.5%)
	Anadarko Petroleum Corporation
3,400,000	6.375%, 9/15/2017	4,099,101
	BP Capital Markets plc
3,250,000	2.248%, 11/1/2016	3,402,084
3,525,000	4.500%, 10/1/2020	4,091,989
	Canadian Natural Resources, Ltd.
2,275,000	3.450%, 11/15/2021	2,446,906
	Canadian Oil Sands, Ltd.
2,600,000	4.500%, 4/1/2022[e]	2,789,582
	CenterPoint Energy Resources Corporation
4,600,000	6.125%, 11/1/2017	5,570,678

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Energy (9.5%) - continued
	CNPC HK Overseas Capital, Ltd.
$2,870,000	5.950%, 4/28/2041[e]	$3,663,615
	Concho Resources, Inc.
1,930,000	6.500%, 1/15/2022	2,127,825
	DDR Corporation
965,000	4.625%, 7/15/2022	1,049,298
	El Paso Pipeline Partners Operating Company, LLC
1,290,000	5.000%, 10/1/2021	1,420,744
	Enbridge Energy Partners, LP
950,000	5.200%, 3/15/2020	1,086,069
3,800,000	8.050%, 10/1/2037	4,303,500
	Energy Transfer Partners, LP
5,120,000	6.700%, 7/1/2018	6,079,206
	Enterprise Products Operating, LLC
2,070,000	6.300%, 9/15/2017	2,517,780
1,930,000	6.650%, 4/15/2018	2,372,638
	EOG Resources, Inc.
1,600,000	2.625%, 3/15/2023	1,617,245
	EQT Corporation
1,300,000	8.125%, 6/1/2019	1,573,763
	Gazprom OAO Via Gaz Capital SA
3,250,000	4.950%, 5/23/2016[e]	3,441,002
	Key Energy Services, Inc.
2,075,000	6.750%, 3/1/2021	2,106,125
	Kinder Morgan Energy Partners, LP
1,290,000	6.850%, 2/15/2020	1,620,188
4,450,000	5.800%, 3/1/2021	5,280,196
	Linn Energy, LLC
3,250,000	7.750%, 2/1/2021	3,436,875
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,863,341
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
1,300,000	6.250%, 6/15/2022	1,397,500
	Nabors Industries, Inc.
2,575,000	4.625%, 9/15/2021	2,767,824
	Newfield Exploration Company
710,000	5.750%, 1/30/2022	793,425
1,125,000	5.625%, 7/1/2024	1,248,750
	Noble Energy, Inc.
3,100,000	8.250%, 3/1/2019	4,013,914
1,270,000	6.000%, 3/1/2041	1,537,387
	ONEOK Partners, LP
3,250,000	6.850%, 10/15/2037	3,977,022
	Petrobras International Finance Company
4,800,000	5.375%, 1/27/2021	5,408,501
	Phillips 66
1,300,000	4.300%, 4/1/2022[e]	1,423,313
	Pioneer Natural Resources Company
2,500,000	6.875%, 5/1/2018	3,035,302
770,000	3.950%, 7/15/2022	817,953
	Plains All American Pipeline, LP
3,150,000	6.500%, 5/1/2018	3,892,313
	Plains Exploration & Production Company
1,870,000	8.625%, 10/15/2019	2,085,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

Income Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Energy (9.5%) - continued
	QEP Resources, Inc.
$1,940,000	5.375%, 10/1/2022	$2,007,900
	Rowan Companies, Inc.
4,450,000	5.000%, 9/1/2017	4,908,648
2,125,000	4.875%, 6/1/2022	2,280,457
	Samson Investment Company
1,290,000	9.750%, 2/15/2020[e]	1,328,700
	SandRidge Energy, Inc.
950,000	7.500%, 3/15/2021[g]	978,500
970,000	7.500%, 3/15/2021[e]	999,100
	Southwestern Energy Company
2,750,000	4.100%, 3/15/2022[e]	2,918,825
	Spectra Energy Partners, LP
3,200,000	4.600%, 6/15/2021	3,465,146
	Suncor Energy, Inc.
4,710,000	6.100%, 6/1/2018	5,808,994
1,940,000	6.850%, 6/1/2039	2,675,440
	Transocean, Inc.
2,200,000	5.050%, 12/15/2016	2,458,405
1,920,000	7.375%, 4/15/2018	2,295,347
1,280,000	6.375%, 12/15/2021	1,531,930
1,610,000	3.800%, 10/15/2022	1,618,335
	Valero Energy Corporation
3,125,000	6.125%, 2/1/2020	3,795,756
	Weatherford International, Inc.
2,245,000	6.350%, 6/15/2017	2,613,795
	Weatherford International, Ltd.
4,500,000	6.000%, 3/15/2018	5,154,057
800,000	4.500%, 4/15/2022	836,660
	Woodside Finance, Ltd.
3,125,000	4.500%, 11/10/2014[e]	3,314,287

	Total	152,348,286

Financials (25.6%)
	Aegon NV
2,600,000	1.709%, 7/29/2049[d,i]	1,303,250
	Ally Financial, Inc.
3,215,000	4.625%, 6/26/2015	3,296,973
1,290,000	5.500%, 2/15/2017	1,348,415
	American Express Credit Corporation
5,200,000	2.800%, 9/19/2016	5,528,796
3,225,000	2.375%, 3/24/2017	3,392,213
	American International Group, Inc.
3,225,000	4.250%, 9/15/2014	3,405,658
1,950,000	3.800%, 3/22/2017	2,097,443
3,000,000	6.400%, 12/15/2020	3,654,276
	Associated Banc Corporation
3,180,000	5.125%, 3/28/2016	3,491,312
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	4,569,185
	AXA SA
2,580,000	8.600%, 12/15/2030	3,119,625
	Axis Specialty Finance, LLC
3,250,000	5.875%, 6/1/2020	3,662,886
	Banco do Brasil SA
1,950,000	9.250%, 10/31/2049[e,g,i]	2,320,500
	Bank of America Corporation
2,580,000	5.625%, 10/14/2016	2,905,005
3,300,000	5.750%, 12/1/2017	3,796,835
3,880,000	7.625%, 6/1/2019	4,845,076

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Financials (25.6%) - continued
$1,940,000	5.875%, 1/5/2021	$2,238,137
880,000	5.700%, 1/24/2022	1,033,614
1,950,000	5.875%, 2/7/2042	2,279,374
	Bank of Nova Scotia
3,855,000	2.150%, 8/3/2016[e]	4,061,243
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
3,235,000	2.350%, 2/23/2017[e]	3,359,467
	Barclays Bank plc
5,000,000	2.500%, 9/21/2015[e,g]	5,186,200
3,220,000	6.050%, 12/4/2017[e]	3,464,939
	BBVA Bancomer SA/Texas N.A.
3,535,000	6.750%, 9/30/2022[e]	3,861,988
	Berkshire Hathaway, Inc.
3,215,000	3.750%, 8/15/2021	3,525,514
	Boston Properties, LP
3,750,000	5.875%, 10/15/2019	4,484,932
	Capital One Capital IV
1,930,000	6.745%, 2/17/2037	1,942,062
	Capital One Financial Corporation
1,500,000	6.150%, 9/1/2016	1,712,253
3,210,000	4.750%, 7/15/2021	3,644,242
	Cigna Corporation
3,220,000	4.000%, 2/15/2022	3,470,642
	CIT Group, Inc.
1,920,000	5.250%, 3/15/2018	2,059,200
	Citigroup, Inc.
4,800,000	4.750%, 5/19/2015	5,167,138
3,210,000	6.000%, 8/15/2017	3,738,982
2,700,000	6.125%, 5/15/2018	3,196,306
2,550,000	8.500%, 5/22/2019	3,372,390
1,925,000	4.500%, 1/14/2022	2,113,615
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019	4,684,175
1,300,000	5.875%, 8/15/2020	1,517,757
	CommonWealth REIT
3,150,000	6.250%, 8/15/2016	3,443,441
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,915,000	5.250%, 5/24/2041	2,224,759
1,290,000	11.000%, 12/29/2049[e,i]	1,694,738
	Credit Suisse of New York, Convertible
1,280,000	0.500%, 6/22/2018[j]	1,271,936
	Developers Diversified Realty Corporation
1,290,000	7.875%, 9/1/2020	1,662,858
	Discover Bank
1,935,000	8.700%, 11/18/2019	2,498,445
2,200,000	7.000%, 4/15/2020	2,649,887
	DnB NOR Boligkreditt
4,400,000	2.900%, 3/29/2016[e,g]	4,682,920
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,274,611
	Eksportfinans ASA
3,250,000	2.375%, 5/25/2016	3,006,250
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[e]	1,955,585
	Fifth Third Bancorp
3,210,000	0.799%, 12/20/2016[d]	3,050,508
2,800,000	5.450%, 1/15/2017	3,152,598

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

Income Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Financials (25.6%) - continued
	Fifth Third Capital Trust IV
$1,950,000	6.500%, 4/15/2067	$1,954,875
	GE Capital Trust I
4,500,000	6.375%, 11/15/2067	4,753,125
	General Electric Capital Corporation
3,225,000	3.800%, 6/18/2019[e]	3,403,101
1,900,000	6.000%, 8/7/2019	2,310,953
1,600,000	5.300%, 2/11/2021	1,836,107
1,550,000	6.750%, 3/15/2032	1,985,587
3,200,000	7.125%, 12/15/2049[i]	3,566,144
	Glitnir Banki HF
50,000	3.226%, 1/21/2011[e,k]	15,000
	Goldman Sachs Group, Inc.
3,250,000	6.250%, 9/1/2017	3,809,553
2,900,000	5.375%, 3/15/2020	3,236,301
3,275,000	5.250%, 7/27/2021	3,610,475
1,260,000	6.750%, 10/1/2037	1,349,815
	HCP, Inc.
800,000	3.750%, 2/1/2019	838,687
	Health Care Property Investors, Inc.
3,100,000	5.625%, 5/1/2017	3,514,789
	Health Care REIT, Inc.
3,200,000	6.125%, 4/15/2020	3,720,467
3,150,000	4.950%, 1/15/2021	3,443,350
	HSBC Finance Corporation
1,930,000	6.676%, 1/15/2021	2,238,256
	HSBC Holdings plc
2,600,000	4.000%, 3/30/2022	2,789,584
	HSBC USA, Inc.
1,900,000	5.000%, 9/27/2020	2,030,486
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020	3,463,183
	Icahn Enterprises, LP
1,290,000	7.750%, 1/15/2016	1,344,825
660,000	8.000%, 1/15/2018	707,850
	ING Bank NV
3,860,000	2.000%, 9/25/2015[e]	3,865,771
	ING US, Inc.
3,215,000	5.500%, 7/15/2022[e]	3,353,837
	International Lease Finance Corporation
1,950,000	4.875%, 4/1/2015	2,026,853
1,600,000	5.750%, 5/15/2016	1,696,387
1,875,000	6.750%, 9/1/2016[e]	2,107,031
	J.P. Morgan Chase & Company
3,220,000	2.000%, 8/15/2017	3,248,056
3,150,000	5.500%, 10/15/2040	3,724,317
	J.P. Morgan Chase Bank NA
3,215,000	5.875%, 6/13/2016	3,697,067
2,580,000	6.000%, 10/1/2017	3,053,107
	Kilroy Realty, LP
2,565,000	4.800%, 7/15/2018	2,835,084
	Liberty Mutual Group, Inc.
2,255,000	4.950%, 5/1/2022[e]	2,358,728
	Liberty Property, LP
2,840,000	5.500%, 12/15/2016	3,176,137
1,875,000	4.750%, 10/1/2020	2,034,583
	Macquarie Bank, Ltd.
3,215,000	5.000%, 2/22/2017[e]	3,433,942
	Merrill Lynch & Company, Inc.
3,050,000	6.875%, 4/25/2018	3,654,248

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Financials (25.6%) - continued
$3,000,000	7.750%, 5/14/2038	$3,767,571
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[e]	826,000
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[e]	2,970,000
	MetLife, Inc.
2,575,000	1.564%, 12/15/2017[c]	2,595,149
	Mizuho Corporate Bank, Ltd.
3,225,000	2.550%, 3/17/2017[e]	3,370,119
	Morgan Stanley
2,580,000	5.375%, 10/15/2015	2,779,057
3,730,000	6.625%, 4/1/2018	4,285,546
1,900,000	5.625%, 9/23/2019	2,075,710
3,400,000	5.500%, 1/26/2020	3,700,869
	MUFG Capital Finance 1, Ltd.
3,230,000	6.346%, 7/29/2049[i]	3,519,692
	Murray Street Investment Trust I
1,300,000	4.647%, 3/9/2017	1,396,034
	National Bank of Canada
3,890,000	2.200%, 10/19/2016[e]	4,113,675
	National City Bank
1,830,000	5.800%, 6/7/2017	2,141,506
	Nationwide Building Society
2,400,000	6.250%, 2/25/2020[e]	2,753,023
	Nordea Bank AB
3,170,000	4.875%, 5/13/2021[e]	3,329,261
	Omega Healthcare Investors, Inc.
1,680,000	5.875%, 3/15/2024	1,789,200
	ORIX Corporation
4,450,000	5.000%, 1/12/2016	4,814,789
	Preferred Term Securities XXIII, Ltd.
4,524,255	0.589%, 12/22/2036[d,h]	2,397,855
	ProLogis, LP
2,550,000	6.250%, 3/15/2017	2,920,000
1,930,000	6.875%, 3/15/2020	2,342,148
	Prudential Financial, Inc.
1,250,000	6.200%, 1/15/2015	1,383,665
3,125,000	5.375%, 6/21/2020	3,612,466
1,425,000	6.200%, 11/15/2040	1,702,094
1,930,000	5.875%, 9/15/2042	1,978,250
	QBE Capital Funding III, Ltd.
2,240,000	7.250%, 5/24/2041[e]	2,268,000
	Rabobank Capital Funding Trust II
2,126,000	5.260%, 12/29/2049[e,i]	2,113,270
	Regions Financial Corporation
1,270,000	5.750%, 6/15/2015	1,363,637
	Reinsurance Group of America, Inc.
1,855,000	5.625%, 3/15/2017	2,092,499
1,930,000	6.450%, 11/15/2019	2,241,373
	Santander Holdings USA, Inc.
2,575,000	3.000%, 9/24/2015	2,605,179
	Simon Property Group, LP
1,250,000	10.350%, 4/1/2019	1,798,845
2,000,000	5.650%, 2/1/2020	2,406,452
	SLM Corporation
1,910,000	5.000%, 10/1/2013	1,979,238
3,300,000	5.375%, 5/15/2014	3,475,798
2,380,000	6.250%, 1/25/2016	2,582,300
3,555,000	6.000%, 1/25/2017	3,870,506

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

Income Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Financials (25.6%) - continued
	SunTrust Banks, Inc.
$3,220,000	3.600%, 4/15/2016	$3,440,135
	Swedbank AB
3,855,000	2.125%, 9/29/2017[e]	3,863,728
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/29/2049[e,i]	4,273,500
	TD Ameritrade Holding Corporation
3,775,000	5.600%, 12/1/2019	4,435,799
	U.S. Bank National Association
3,260,000	3.778%, 4/29/2020	3,462,844
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,728,691
	UnitedHealth Group, Inc.
2,500,000	6.500%, 6/15/2037	3,287,565
	Unum Group
2,500,000	7.125%, 9/30/2016	2,909,570
	Vesey Street Investment Trust I
1,300,000	4.404%, 9/1/2016	1,391,053
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[d,i]	118,650
	Wachovia Corporation
2,500,000	5.250%, 8/1/2014	2,687,188
	WEA Finance, LLC
1,940,000	5.700%, 10/1/2016[e]	2,189,408
2,790,000	7.125%, 4/15/2018[e]	3,410,613
1,280,000	6.750%, 9/2/2019[e]	1,552,102
	Wells Fargo & Company
2,520,000	2.625%, 12/15/2016	2,666,420
3,220,000	7.980%, 2/28/2049[i]	3,698,975
	Willis North America, Inc.
3,500,000	6.200%, 3/28/2017	3,988,572
1,900,000	7.000%, 9/29/2019	2,258,933
	ZFS Finance USA Trust II
2,500,000	6.450%, 12/15/2065[e]	2,650,000

	Total	407,982,337

Foreign Government (5.1%)
	Brazil Government International Bond
1,930,000	4.875%, 1/22/2021	2,306,350
	Canada Government International Bond
3,875,000	0.875%, 2/14/2017	3,919,950
	Chile Government International Bond
4,520,000	3.250%, 9/14/2021	4,892,900
	Corporacion Andina de Fomento
1,968,000	4.375%, 6/15/2022	2,134,310
	Export-Import Bank of Korea
2,580,000	4.375%, 9/15/2021	2,891,664
	Hydro Quebec
3,200,000	2.000%, 6/30/2016	3,352,000
	Kommunalbanken AS
3,220,000	1.000%, 9/26/2017[e]	3,220,966
	Korea Development Bank
2,500,000	4.375%, 8/10/2015	2,707,975
	Mexico Government International Bond
3,150,000	5.125%, 1/15/2020	3,764,250
2,230,000	6.050%, 1/11/2040	2,971,475

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Foreign Government (5.1%) - continued
	Peru Government International Bond
$1,290,000	5.625%, 11/18/2050	$1,680,225
	Province of British Columbia
3,830,000	2.100%, 5/18/2016	4,039,501
1,450,000	1.200%, 4/25/2017	1,481,016
3,250,000	2.650%, 9/22/2021	3,479,450
	Province of Manitoba
4,515,000	1.300%, 4/3/2017	4,629,681
	Province of New Brunswick
3,850,000	2.750%, 6/15/2018	4,166,285
	Province of Ontario
6,800,000	2.300%, 5/10/2016	7,180,800
3,230,000	1.600%, 9/21/2016	3,339,965
8,780,000	3.000%, 7/16/2018	9,607,076
	Province of Quebec
3,230,000	5.125%, 11/14/2016	3,792,343
4,507,000	2.750%, 8/25/2021	4,718,622
	Russia Government International Bond
1,950,000	3.250%, 4/4/2017[e]	2,051,946

	Total	82,328,750

Mortgage-Backed Securities (7.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
11,600,000	2.500%, 10/1/2027[c]	12,181,812
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
11,750,000	3.000%, 10/1/2042[c]	12,387,071
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
17,325,000	3.000%, 10/1/2027[c]	18,364,500
27,725,000	5.000%, 10/1/2042[c]	30,241,909
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
28,950,000	3.500%, 10/1/2042[c]	31,048,875
17,100,000	4.000%, 10/1/2042[c]	18,422,579

	Total	122,646,746

Technology (1.5%)
	CA, Inc.
3,075,000	5.375%, 12/1/2019	3,523,799
	Computer Sciences Corporation
2,250,000	2.500%, 9/15/2015	2,283,487
	Equinix, Inc.
1,800,000	8.125%, 3/1/2018	1,998,000
640,000	7.000%, 7/15/2021	716,800
	Hewlett-Packard Company
3,200,000	2.650%, 6/1/2016	3,273,943
1,300,000	2.600%, 9/15/2017	1,304,079
2,590,000	4.650%, 12/9/2021	2,700,578
	Motorola Solutions, Inc.
4,500,000	3.750%, 5/15/2022	4,678,011
	Xerox Corporation
1,250,000	6.400%, 3/15/2016	1,429,666
1,950,000	2.950%, 3/15/2017	2,014,845

	Total	23,923,208

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

Income Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Transportation (2.1%)
	Burlington Northern Santa Fe, LLC
$1,125,000	3.050%, 9/1/2022	$1,164,396
	Continental Airlines, Inc.
2,200,000	6.750%, 9/15/2015[e]	2,307,250
1,014,464	7.250%, 11/10/2019	1,156,489
	Continential Airlines
1,415,000	4.000%, 10/29/2024[c]	1,445,140
	CSX Corporation
1,293,000	7.900%, 5/1/2017	1,647,093
1,280,000	4.250%, 6/1/2021	1,437,846
1,807,000	6.220%, 4/30/2040	2,365,551
	Delta Air Lines, Inc.
2,382,167	4.950%, 11/23/2019[g]	2,566,786
1,285,000	4.750%, 5/7/2020	1,342,825
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[e]	3,922,722
1,915,000	4.500%, 8/16/2021[e]	2,092,392
	Hertz Corporation
2,570,000	6.750%, 4/15/2019[g]	2,711,350
	Kansas City Southern de Mexico SA de CV
480,000	6.125%, 6/15/2021	538,800
	Navios Maritime Holdings, Inc.
1,510,000	8.875%, 11/1/2017[g]	1,549,637
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
480,000	9.250%, 4/15/2019	451,200
	Penske Truck Leasing Company, LP
3,865,000	2.500%, 3/15/2016[e]	3,863,991
	United Parcel Service, Inc.
3,220,000	2.450%, 10/1/2022	3,249,383

	Total	33,812,851

U.S. Government and Agencies (6.6%)
	Federal Home Loan Banks
60,000	5.000%, 11/17/2017	72,634
	Federal Home Loan Mortgage Corporation
1,950,000	1.750%, 5/30/2019	2,019,324
	U.S. Treasury Bonds
2,000,000	3.875%, 8/15/2040	2,443,438
1,500,000	4.375%, 5/15/2041	1,987,500
7,760,000	3.125%, 11/15/2041	8,266,821
287,000	3.125%, 2/15/2042	305,296
7,129,000	3.000%, 5/15/2042	7,391,882
	U.S. Treasury Notes
100,000	0.375%, 6/15/2015	100,211
3,220,000	1.000%, 3/31/2017	3,284,400
6,410,000	2.875%, 3/31/2018	7,153,163
7,110,000	2.375%, 6/30/2018	7,745,456
23,000	1.000%, 6/30/2019	22,995
5,160,000	3.625%, 2/15/2020	6,080,740
9,500,000	3.500%, 5/15/2020	11,123,160
7,020,000	2.625%, 11/15/2020	7,750,515
7,605,000	3.125%, 5/15/2021	8,693,466
3,860,000	2.125%, 8/15/2021	4,083,154
8,825,000	2.000%, 11/15/2021	9,213,159
	U.S. Treasury Notes, TIPS
3,880,000	0.125%, 4/15/2016	4,268,596
4,510,000	0.125%, 4/15/2017	4,901,467

Principal Amount	Long-Term Fixed Income (94.7%)	Value
U.S. Government and Agencies (6.6%) - continued
$6,470,000	0.625%, 7/15/2021	$7,530,105

	Total	104,437,482

U.S. Municipals (0.7%)
	California General Obligation Bonds (Build America Bonds)
1,280,000	7.950%, 3/1/2036	1,529,370
	Denver, Colorado City & County Airport Revenue Bonds
2,550,000	5.250%, 11/15/2022	3,018,001
	Illinois State General Obligation Bonds
3,175,000	5.877%, 3/1/2019	3,570,700
	Tennessee Valley Authority
3,220,000	1.875%, 8/15/2022	3,202,113

	Total	11,320,184

Utilities (5.1%)
	AES Corporation
1,565,000	7.750%, 10/15/2015	1,768,451
	Ameren Illinois Company
3,200,000	6.125%, 11/15/2017	3,888,922
	Cleveland Electric Illuminating Company
1,775,000	5.700%, 4/1/2017	2,006,016
	Columbus Southern Power Company
2,400,000	6.050%, 5/1/2018	2,915,928
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,838,616
	Dolphin Subsidiary II, Inc.
3,230,000	6.500%, 10/15/2016[e]	3,544,925
	DTE Energy Company
2,500,000	6.375%, 4/15/2033	3,277,658
	Energy Transfer Partners, LP
3,500,000	4.650%, 6/1/2021	3,763,935
1,750,000	5.200%, 2/1/2022	1,941,280
	Enterprise Products Operating, LLC
2,675,000	7.034%, 1/15/2068	2,996,000
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,192,148
2,500,000	4.000%, 10/1/2020	2,651,505
	Florida Power Corporation
2,000,000	6.400%, 6/15/2038	2,751,798
	Great River Energy
33,816	5.829%, 7/1/2017[e]	36,614
	ITC Holdings Corporation
3,000,000	5.875%, 9/30/2016[e]	3,448,584
2,600,000	6.050%, 1/31/2018[e]	3,084,209
	Kinder Morgan Energy Partners, LP
1,935,000	5.000%, 8/15/2042	2,009,186
	Markwest Energy Partners, LP
1,910,000	6.500%, 8/15/2021	2,048,475
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,937,763
	NiSource Finance Corporation
2,800,000	6.400%, 3/15/2018	3,424,683
3,200,000	5.450%, 9/15/2020	3,766,416

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

Income Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (94.7%)	Value
Utilities (5.1%) - continued
	NRG Energy, Inc.
$1,290,000	8.250%, 9/1/2020	$1,406,100
	Ohio Edison Company
1,550,000	6.875%, 7/15/2036	2,038,656
	ONEOK Partners, LP
1,290,000	2.000%, 10/1/2017	1,313,915
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	4,166,796
	PSEG Power, LLC
1,300,000	5.320%, 9/15/2016	1,478,395
	Southern California Edison Company
2,585,000	6.250%, 8/1/2049[i]	2,807,258
	Southern Star Central Corporation
1,600,000	6.750%, 3/1/2016	1,630,000
	Southwestern Public Service Company
2,770,000	6.000%, 10/1/2036	3,486,992
	Union Electric Company
2,900,000	6.400%, 6/15/2017	3,562,902
	Williams Partners, LP
3,220,000	3.350%, 8/15/2022	3,291,474

	Total	81,475,600

	Total Long-Term Fixed Income (cost $1,401,655,590)	1,513,029,529

Shares	Preferred Stock (1.5%)	Value
Financials (1.5%)
93,500	Annaly Capital Management, Inc., 7.500%[i,l]	2,359,005
103,000	Capital One Financial Corporation 6.000%[i,l]	2,577,060
22,000	Citigroup, Inc., Convertible[m]	2,133,560
359,990	Federal National Mortgage Association, 8.250%[i,l]	313,191
81,250	HSBC Holdings plc, 8.000%[i]	2,295,313
168,214	PNC Financial Services Group, Inc., 6.125%[i]	4,620,839
129,063	Royal Bank of Scotland Group plc, 7.250%[i]	2,928,439
103,175	State Street Corporation, 5.250%[i,l]	2,605,169
65,000	U.S. Bancorp, 6.000%[i]	1,818,700
82,600	U.S. Bancorp, 6.500%[i]	2,403,660

	Total	24,054,936

	Total Preferred Stock (cost $28,692,098)	24,054,936

Shares	Collateral Held for Securities Loaned (1.0%)	Value
16,470,874	Thrivent Financial Securities Lending Trust	16,470,874

	Total Collateral Held for Securities Loaned (cost $16,470,874)	16,470,874

Shares or Principal Amount	Short-Term Investments (8.4%)	Value
	Federal Home Loan Bank Discount Notes
22,000,000	0.110%, 10/10/2012[n]	$21,999,253
5,000,000	0.095%, 10/17/2012[n]	4,999,763
10,000,000	0.130%, 10/26/2012[n,o]	9,999,025
6,000,000	0.105%, 10/31/2012[n]	5,999,440
	Federal Home Loan Mortgage Corporation Discount Notes
5,000,000	0.044%, 10/22/2012[n]	4,999,859
900,000	0.160%, 12/17/2012[n,o]	899,684
	Federal National Mortgage Association Discount Notes
14,000,000	0.070%, 10/3/2012[n]	13,999,891
25,000,000	0.110%, 10/24/2012[n]	24,998,090
	Straight-A Funding, LLC
5,000,000	0.180%, 10/3/2012[e,n,p]	4,999,900
9,500,000	0.180%, 10/10/2012[e,n,p]	9,499,477
6,381,751	Thrivent Financial Securities Lending Trust	6,381,751
	U.S. Treasury Bills
25,000,000	0.079%, 10/11/2012[n]	24,999,342

	Total Short-Term Investments (at amortized cost)	133,775,475

	Total Investments (cost $1,625,546,402) 108.4%	$1,732,743,326

	Other Assets and Liabilities, Net (8.4%)	(134,984,095)

	Total Net Assets 100.0%	$1,597,759,231

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 28, 2012.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $265,723,294 or 16.6% of total net assets.

f	All or a portion of the security is insured or guaranteed.
g	All or a portion of the security is on loan.
h

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of September 28, 2012.

Security	Acquisition Date	Cost
JBS Finance II, Ltd.	7/22/2010	$1,232,925
Preferred Term Securities XXIII, Ltd.	9/14/2006	4,524,255

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

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Schedule of Investments as of September 28, 2012

(unaudited)

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Denotes equity-linked structured security. This security is linked to the common stock of Berkshire Hathaway, Inc.
k	Defaulted security. Interest is not being accrued.
l	Non-income producing security.
m

Comprised of a 79.7% prepaid stock purchase contract for common stock of Citigroup, Inc. and a 20.3% amortizing note. The quarterly payments received consists of return of capital and 6.15% interest on only the portion that is the note.

n	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o	At September 28, 2012, $899,710 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
p	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$127,393,301
Gross unrealized depreciation	(20,196,377)

Net unrealized appreciation (depreciation)	$107,196,924

Cost for federal income tax purposes	$1,625,546,402

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

Income Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,218,918	–	3,218,918	–
Communications Services	14,828,696	–	13,228,696	1,600,000
Consumer Cyclical	5,141,418	–	5,141,418	–
Consumer Non-Cyclical	7,950,824	–	7,950,824	–
Energy	1,604,080	–	1,604,080	–
Financials	1,587,008	–	1,587,008	–
Technology	5,618,047	–	5,618,047	–
Transportation	2,528,349	–	2,528,349	–
Utilities	2,935,172	–	2,935,172	–

Long-Term Fixed Income
Asset-Backed Securities	10,765,026	–	10,765,026	–
Basic Materials	62,048,715	–	62,048,715	–
Capital Goods	39,349,954	–	39,349,954	–
Collateralized Mortgage Obligations	15,334,325	–	15,334,325	–
Commercial Mortgage-Backed Securities	18,603,281	–	18,603,281	–
Communications Services	146,979,705	–	145,372,651	1,607,054
Consumer Cyclical	75,147,077	–	75,147,077	–
Consumer Non-Cyclical	124,526,002	–	124,526,002	–
Energy	152,348,286	–	152,348,286	–
Financials	407,982,337	–	404,312,546	3,669,791
Foreign Government	82,328,750	–	82,328,750	–
Mortgage-Backed Securities	122,646,746	–	122,646,746	–
Technology	23,923,208	–	23,923,208	–
Transportation	33,812,851	–	33,812,851	–
U.S. Government and Agencies	104,437,482	–	104,437,482	–
U.S. Municipals	11,320,184	–	11,320,184	–
Utilities	81,475,600	–	81,475,600	–
Preferred Stock
Financials	24,054,936	24,054,936	–	–
Collateral Held for Securities Loaned	16,470,874	16,470,874	–	–
Short-Term Investments	133,775,475	6,381,751	127,393,724	–

Total	$1,732,743,326	$46,907,561	$1,678,958,920	$6,876,845

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	43,335	43,335	–	–

Total Asset Derivatives	$43,335	$43,335	$–	$–

Liability Derivatives
Futures Contracts	1,345,650	1,345,650	–	–
Credit Default Swaps	483,002	–	483,002	–

Total Liability Derivatives	$1,828,652	$1,345,650	$483,002	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The significant unobservable input used in the fair value measurement of the Bank Loans Communication Services Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable input used in the fair value measurement of the Long-Term Fixed Income Communication Services Level 3 security is the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Long-Term Fixed Income Financials Level 3 securities are market activity, dividends, interest rates, credit spread of issuers and the implied volatility of any underlying security. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

Income Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	315	December 2012	$69,424,009	$69,467,344	$43,335
5-Yr. U.S. Treasury Bond Futures	(595)	December 2012	(73,950,176)	(74,156,522)	(206,346)
10-Yr. U.S. Treasury Bond Futures	(1,435)	December 2012	(190,637,612)	(191,550,086)	(912,474)
20-Yr U.S. Treasury Bond Futures	600	December 2012	89,851,830	89,625,000	(226,830)
Total Futures Contracts					($1,302,315)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/ (Loss)
CDX HY, Series 18, 5 Year, at 5.00%; Bank of America	Buy	6/20/2017	$9,504,000	($432,570)	($50,432)	($483,002)
Total Credit Default Swaps					($50,432)	($483,002)

1

As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$27,407,116	$111,469,399	$122,405,641	16,470,874	$16,470,874	$45,610
Securities Lending Trust- Short Term Investment	–	8,830,972	2,449,221	6,381,751	6,381,751	118
Total Value and Income Earned	27,407,116				22,852,625	45,728

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

Bond Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (106.0%)	Value
Asset-Backed Securities (2.5%)
	Conseco Financial Corporation
$17,389	6.330%, 11/1/2029	$18,477
	Countrywide Home Loans, Inc.
355,855	6.085%, 6/25/2021[a]	275,609
	Credit Based Asset Servicing and Securitization, LLC
364,132	4.408%, 12/25/2036	222,561
	First Horizon ABS Trust
923,130	0.347%, 10/25/2026[a,b]	688,552
851,752	0.377%, 10/25/2034[a,b]	607,299
	GMAC Mortgage Corporation Loan Trust
1,084,624	0.397%, 8/25/2035[a,b]	728,526
1,317,116	0.397%, 12/25/2036[a,b]	945,960
	IndyMac Seconds Asset-Backed Trust
494,526	0.387%, 10/25/2036[a,b]	123,849
	Wachovia Asset Securitization, Inc.
1,097,343	0.357%, 7/25/2037[a,b,c]	796,699

	Total	4,407,532

Basic Materials (0.5%)
	Dow Chemical Company
27,000	7.375%, 11/1/2029	35,772
	Freeport-McMoRan Copper & Gold, Inc.
250,000	3.550%, 3/1/2022	250,253
	Rio Tinto Alcan, Inc.
500,000	5.200%, 1/15/2014	527,431

	Total	813,456

Capital Goods (0.9%)
	Caterpillar Financial Services Corporation
325,000	1.625%, 6/1/2017	331,658
	General Electric Company
600,000	0.337%, 2/1/2013	609,142
	John Deere Capital Corporation
325,000	0.559%, 6/16/2014[b]	325,769
	United Technologies Corporation
275,000	6.050%, 6/1/2036	369,110

	Total	1,635,679

Collateralized Mortgage Obligations (<0.1%)
	Bear Stearns Mortgage Funding Trust
159,520	0.497%, 8/25/2036[b]	45,346

	Total	45,346

Commercial Mortgage-Backed Securities (5.1%)
	Banc of America Commercial Mortgage, Inc.
645,000	5.893%, 6/10/2049	740,154
	Bear Stearns Commercial Mortgage Securities, Inc.
319,637	0.371%, 3/15/2022[b,d]	313,200
	Commercial Mortgage Pass-Through Certificates
2,500,000	0.351%, 12/15/2020[b,d]	2,294,977
500,000	5.306%, 12/10/2046	572,275

Principal Amount	Long-Term Fixed Income (106.0%)	Value
Commercial Mortgage-Backed Securities (5.1%) - continued
	Credit Suisse Mortgage Capital Certificates
$989,762	0.391%, 10/15/2021[b,d]	$961,673
235,000	5.467%, 9/15/2039	265,129
	GE Capital Commercial Mortgage Corporation
235,537	4.641%, 3/10/2040	239,701
	GS Mortgage Securities Corporation II
2,000,000	1.260%, 3/6/2020[b,d]	1,998,820
	LB-UBS Commercial Mortgage Trust
900,000	4.786%, 10/15/2029	964,312
	Morgan Stanley Capital I
500,000	3.224%, 7/15/2049	541,346

	Total	8,891,587

Communications Services (1.2%)
	AT&T, Inc.
300,000	6.400%, 5/15/2038	396,322
	BellSouth Corporation
27,000	6.875%, 10/15/2031	33,682
	CBS Corporation
350,000	7.875%, 9/1/2023	449,650
	CenturyLink, Inc.
250,000	5.800%, 3/15/2022	272,037
	Cox Communications, Inc.
135,000	6.450%, 12/1/2036[d]	166,065
	Crown Castle Towers, LLC
500,000	4.174%, 8/15/2017[d]	550,075
	Time Warner Cable, Inc.
250,000	4.500%, 9/15/2042	249,319
	Verizon Global Funding Corporation
27,000	7.750%, 12/1/2030	40,134

	Total	2,157,284

Consumer Cyclical (1.1%)
	California Institute of Technology
325,000	4.700%, 11/1/2111	364,322
	Daimler Finance North America, LLC
27,000	8.500%, 1/18/2031	42,767
	Ford Motor Credit Company, LLC
150,000	4.207%, 4/15/2016	158,961
200,000	3.984%, 6/15/2016	210,801
350,000	3.000%, 6/12/2017	356,262
	Target Corporation
27,000	7.000%, 7/15/2031	37,465
	Time Warner, Inc.
275,000	3.400%, 6/15/2022	290,433
27,000	7.625%, 4/15/2031	37,717
	Wal-Mart Stores, Inc.
327,000	7.550%, 2/15/2030	490,714

	Total	1,989,442

Consumer Non-Cyclical (2.3%)
	Altria Group, Inc.
300,000	4.250%, 8/9/2042	298,177
	Anheuser-Busch InBev Worldwide, Inc.
300,000	1.375%, 7/15/2017	303,664

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

Bond Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (106.0%)	Value
Consumer Non-Cyclical (2.3%) - continued
	Beam, Inc.
$300,000	1.875%, 5/15/2017	$306,591
	Boston Scientific Corporation
275,000	7.000%, 11/15/2035	358,642
	Colgate-Palmolive Company
500,000	1.250%, 5/1/2014	507,550
	Diageo Capital plc
300,000	1.500%, 5/11/2017	305,211
	GlaxoSmithKline Capital, Inc.
300,000	6.375%, 5/15/2038	427,901
	Kellogg Company
27,000	7.450%, 4/1/2031	37,705
	Mayo Clinic Rochester
250,000	3.774%, 11/15/2043	251,070
	Philip Morris International, Inc.
300,000	6.375%, 5/16/2038	415,580
	Watson Pharmaceuticals, Inc.
275,000	3.250%, 10/1/2022	278,522
	Wyeth
350,000	6.000%, 2/15/2036	472,768

	Total	3,963,381

Energy (1.6%)
	Anadarko Finance Company
27,000	7.500%, 5/1/2031	36,152
	ConocoPhillips Holding Company
27,000	6.950%, 4/15/2029	38,212
	Devon Financing Corporation, ULC
27,000	7.875%, 9/30/2031	39,234
	Energy Transfer Partners, LP
450,000	6.700%, 7/1/2018	534,305
	EOG Resources, Inc.
250,000	2.625%, 3/15/2023	252,695
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	367,123
	Petro-Canada
300,000	6.800%, 5/15/2038	409,037
	Phillips 66
325,000	1.950%, 3/5/2015[d]	332,543
275,000	4.300%, 4/1/2022[d]	301,085
	Valero Energy Corporation
500,000	4.750%, 6/15/2013	512,897

	Total	2,823,283

Financials (7.8%)
	African Development Bank
250,000	6.875%, 10/15/2015	286,401
	Associated Bank Corporation
250,000	1.875%, 3/12/2014	250,117
	Australia and New Zealand Banking Group, Ltd.
350,000	1.000%, 10/6/2015[d]	350,595
	AXA SA
27,000	8.600%, 12/15/2030	32,647
	Bank of America Corporation
150,000	5.875%, 2/7/2042	175,336
	Barclays Bank plc
500,000	2.375%, 1/13/2014	508,127
300,000	5.000%, 9/22/2016	333,184

Principal Amount	Long-Term Fixed Income (106.0%)	Value
Financials (7.8%) - continued
	Berkshire Hathaway, Inc.
$300,000	1.600%, 5/15/2017	$306,979
	Chubb Corporation
350,000	6.500%, 5/15/2038	499,026
	Citigroup, Inc.
164,000	1.391%, 4/1/2014[b]	163,830
250,000	4.700%, 5/29/2015	269,131
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
250,000	4.750%, 1/15/2020[d]	281,150
	Credit Suisse AG Guernsey
650,000	1.625%, 3/6/2015[d]	661,240
	Dartmouth College
250,000	3.760%, 6/1/2043	262,153
	Duke Realty, LP
250,000	3.875%, 10/15/2022	254,240
	General Electric Capital Corporation
475,000	5.875%, 1/14/2038	566,039
	HCP, Inc.
325,000	3.750%, 2/1/2016	344,921
	Health Care REIT, Inc.
450,000	6.125%, 4/15/2020	523,191
	HSBC Finance Corporation
650,000	6.375%, 11/27/2012	655,600
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	366,282
	International Lease Finance Corporation
850,000	5.875%, 5/1/2013	869,125
	J.P. Morgan Chase & Company
350,000	2.000%, 8/15/2017	353,050
	Liberty Mutual Group, Inc.
150,000	4.950%, 5/1/2022[d]	156,900
	Macquarie Bank, Ltd.
200,000	5.000%, 2/22/2017[d]	213,620
	Marsh & McLennan Companies, Inc.
185,000	5.750%, 9/15/2015	207,046
	MassMutual Global Funding II
350,000	2.000%, 4/5/2017[d]	359,417
	MetLife, Inc.
350,000	1.564%, 12/15/2017[e]	352,739
	National Australia Bank, Ltd.
325,000	2.000%, 6/20/2017[d]	333,807
	New York Life Global Funding
750,000	1.300%, 1/12/2015[d]	761,672
	Nordea Bank AB
325,000	3.125%, 3/20/2017[d]	339,885
	Northern Trust Corporation
500,000	3.450%, 11/4/2020	542,700
	Preferred Term Securities XXIII, Ltd.
969,483	0.589%, 12/22/2036[b,c]	513,826
	Royal Bank of Canada
500,000	1.147%, 10/30/2014[b]	504,768
	UBS AG/London
500,000	1.875%, 1/23/2015[d]	510,289
	University of Pennsylvania
325,000	4.674%, 9/1/2112	370,581
	Ventas Realty, LP
175,000	4.250%, 3/1/2022	186,102

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

Bond Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (106.0%)	Value
Financials (7.8%) - continued
	Washington Mutual Bank
$500,000	5.500%, 1/15/2013[f,g]	$0

	Total	13,665,716

Foreign Government (2.8%)
	Bank Nederlandse Gemeenten NV
500,000	4.375%, 2/16/2021[d]	572,800
	Chile Government International Bond
350,000	3.875%, 8/5/2020	396,375
	Hydro-Quebec
27,000	8.400%, 1/15/2022	38,934
	Kommunalbanken AS
470,000	1.000%, 9/26/2017[d]	470,141
	Nova Scotia Government Notes
250,000	7.250%, 7/27/2013	264,375
	Province of British Columbia
500,000	1.200%, 4/25/2017	510,695
750,000	2.650%, 9/22/2021	802,950
	Province of Manitoba
600,000	1.300%, 4/3/2017	615,240
	Province of New Brunswick
125,000	2.750%, 6/15/2018	135,269
	Quebec Government Notes
400,000	4.875%, 5/5/2014	428,576
400,000	7.500%, 7/15/2023	570,848

	Total	4,806,203

Mortgage-Backed Securities (30.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
25	6.500%, 10/1/2012	25
222	6.500%, 1/1/2013	226
573	6.000%, 9/1/2013	582
3,248	6.000%, 4/1/2014	3,302
1,686	7.000%, 10/1/2014	1,763
3,477	6.500%, 3/1/2016	3,690
7,844	6.000%, 6/1/2016	8,369
7,472	6.000%, 9/1/2016	7,971
108,439	7.000%, 6/1/2017	117,270
129,804	5.500%, 12/1/2017	140,633
4,775,000	2.500%, 10/1/2027[e]	5,014,496
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
4,051	6.500%, 4/1/2024	4,698
3,449	7.000%, 5/1/2024	4,063
1,152	7.500%, 8/1/2025	1,347
13,479	8.500%, 11/1/2025	16,207
1,243	8.000%, 1/1/2026	1,474
1,482	7.000%, 4/1/2027	1,774
1,822	7.500%, 7/1/2027	2,136
4,259	7.000%, 8/1/2027	5,095
2,038	7.500%, 10/1/2027	2,397
2,368	7.000%, 5/1/2028	2,845
14,420	6.000%, 8/1/2028	16,158
5,196	6.500%, 2/1/2029	6,132
9,304	6.000%, 3/1/2029	10,426
7,947	7.500%, 10/1/2029	9,404
3,569	7.500%, 11/1/2029	4,223
5,141	6.500%, 5/1/2031	5,981
20,327	6.000%, 6/1/2031	22,777

Principal Amount	Long-Term Fixed Income (106.0%)	Value
Mortgage-Backed Securities (30.1%) - continued
$6,331	7.000%, 6/1/2031	$7,484
5,859	7.000%, 6/1/2031	6,926
14,165	6.000%, 7/1/2031	15,873
6,413	7.000%, 9/1/2031	7,582
9,816	6.500%, 10/1/2031	11,420
88,922	6.000%, 1/1/2032	99,642
20,398	6.000%, 1/1/2032	22,857
14,704	7.000%, 5/1/2032	17,280
95,869	6.500%, 7/1/2032	110,936
102,172	6.500%, 10/1/2032	118,229
133,634	6.000%, 11/1/2032	149,745
2,400,000	3.000%, 10/1/2042[e]	2,530,125
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
21	6.500%, 12/1/2012	21
544	6.500%, 6/1/2013	554
1,552	6.000%, 12/1/2013	1,577
7,150,000	3.000%, 10/1/2027[e]	7,579,000
13,725,000	5.000%, 10/1/2042[e]	14,970,972
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,150	10.500%, 8/1/2020	3,636
2,183	8.000%, 12/1/2024	2,562
3,216	7.000%, 10/1/2025	3,808
10,876	6.500%, 11/1/2025	12,604
378	8.500%, 12/1/2025	455
1,818	7.500%, 1/1/2026	2,125
3,218	6.500%, 5/1/2026	3,766
2,075	8.000%, 9/1/2026	2,463
4,676	7.500%, 2/1/2027	5,479
3,359	7.000%, 3/1/2027	3,997
4,195	9.000%, 11/1/2027	5,096
1,890	7.000%, 1/1/2028	2,259
32,999	7.500%, 2/1/2028	38,785
2,758	6.000%, 5/1/2028	3,114
1,417	6.500%, 9/1/2028	1,671
9,717	7.000%, 10/1/2028	11,665
23,010	7.500%, 11/1/2028	26,958
5,683	6.500%, 2/1/2029	6,701
17,146	6.000%, 3/1/2029	19,363
9,225	7.000%, 3/1/2029	11,077
22,195	6.500%, 4/1/2029	26,062
907	6.500%, 8/1/2029	1,065
6,324	7.500%, 8/1/2029	7,477
5,434	7.000%, 10/1/2029	6,525
5,886	7.500%, 12/1/2029	6,958
3,736	8.000%, 4/1/2030	4,482
1,704	7.500%, 12/1/2030	2,020
6,365	6.000%, 5/1/2031	7,188
96,032	6.500%, 4/1/2032	111,056
67,927	6.500%, 5/1/2032	78,554
44,294	7.000%, 5/1/2032	53,057
240,811	6.500%, 7/1/2032	278,485
133,333	6.500%, 8/1/2032	154,192
11,875,000	3.500%, 10/1/2042[e]	12,735,937
7,025,000	4.000%, 10/1/2042[e]	7,568,340
	Government National Mortgage Association 15-Yr. Pass Through
1,214	7.000%, 9/15/2013	1,243

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

Bond Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (106.0%)	Value
Mortgage-Backed Securities (30.1%) - continued
	Government National Mortgage Association 30-Yr. Pass Through
$4,494	7.500%, 3/15/2023	$5,125
1,410	7.000%, 1/15/2024	1,661
2,308	9.000%, 9/15/2024	2,736
2,476	8.000%, 6/15/2025	2,894
1,751	8.000%, 9/15/2026	2,050
7,532	7.500%, 10/15/2027	8,738
5,892	7.000%, 11/15/2027	7,050
1,491	7.000%, 1/15/2028	1,791
5,703	6.500%, 7/15/2028	6,730
4,094	7.000%, 8/15/2028	4,918
23,003	7.500%, 11/15/2028	26,750
6,698	6.500%, 12/15/2028	7,904
27,648	6.500%, 3/15/2029	32,733
1,191	6.500%, 4/15/2029	1,410
5,396	8.000%, 10/15/2030	6,372
9,629	7.500%, 1/15/2031	11,274
4,539	7.000%, 4/15/2031	5,430
11,737	6.500%, 6/15/2031	13,973
15,010	7.000%, 9/15/2031	17,955
162,913	6.500%, 1/15/2032	194,419
24,577	6.500%, 4/15/2032	29,329

	Total	52,667,154

Technology (0.3%)
	International Business Machines Corporation
500,000	1.000%, 8/5/2013	503,182

	Total	503,182

Transportation (0.7%)
	Continental Airlines, Inc.
350,000	4.150%, 4/11/2024	358,750
	Delta Air Lines, Inc.
274,866	4.950%, 11/23/2019[h]	296,168
	Union Pacific Corporation
437,000	4.163%, 7/15/2022	498,024

	Total	1,152,942

U.S. Government and Agencies (46.6%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,041,701
	Federal Farm Credit Banks
400,000	2.210%, 8/1/2024	398,826
	Federal Home Loan Banks
1,000,000	3.625%, 5/29/2013	1,022,615
5,000,000	0.380%, 9/16/2013[b]	5,008,245
850,000	4.500%, 9/16/2013	884,925
1,000,000	3.625%, 10/18/2013	1,035,443
1,000,000	1.375%, 5/28/2014	1,019,783
400,000	0.500%, 11/20/2015	400,995
2,990,000	1.000%, 6/21/2017	3,026,367
	Federal Home Loan Mortgage Corporation
500,000	3.750%, 6/28/2013	513,413
1,000,000	5.125%, 11/17/2017	1,214,840
1,000,000	1.250%, 8/1/2019	1,002,392
325,000	1.250%, 10/2/2019	324,597
350,000	6.750%, 3/15/2031	547,208

Principal Amount	Long-Term Fixed Income (106.0%)	Value
U.S. Government and Agencies (46.6%) - continued
	Federal National Mortgage Association
$500,000	5.960%, 9/11/2028	$682,288
100,000	6.250%, 5/15/2029	146,538
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	288,681
	Tennessee Valley Authority
250,000	6.000%, 3/15/2013	256,548
350,000	5.250%, 9/15/2039	463,968
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,498,827
500,000	3.500%, 2/15/2039	573,984
5,200,000	3.000%, 5/15/2042	5,391,750
	U.S. Treasury Notes
2,100,000	0.250%, 11/30/2013	2,101,067
2,750,000	2.000%, 11/30/2013	2,807,148
150,000	1.500%, 12/31/2013	152,414
1,500,000	2.250%, 5/31/2014	1,550,039
2,000,000	4.250%, 8/15/2014	2,149,140
3,000,000	2.375%, 8/31/2014	3,121,758
4,475,000	0.250%, 9/15/2015	4,467,307
850,000	1.250%, 10/31/2015	873,840
4,000,000	2.625%, 2/29/2016	4,306,248
5,150,000	1.000%, 10/31/2016	5,258,232
3,250,000	3.000%, 2/28/2017	3,599,375
4,600,000	0.750%, 6/30/2017	4,634,859
1,000,000	2.250%, 11/30/2017	1,080,625
4,250,000	2.375%, 6/30/2018	4,629,844
8,800,000	0.875%, 7/31/2019	8,716,127
3,325,000	1.625%, 8/15/2022	3,321,362

	Total	81,513,319

U.S. Municipals (0.5%)
	Chicago Metropolitan Water Reclamation District General Obligation Bonds (Build America Bonds)
350,000	5.720%, 12/1/2038	454,268
	Illinois General Obligation Refunding Bonds
300,000	5.000%, 8/1/2017	345,543

	Total	799,811

Utilities (2.0%)
	CenterPoint Energy Houston
400,000	5.600%, 7/1/2023	499,616
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	360,731
	Duke Energy Carolinas, LLC
325,000	4.000%, 9/30/2042	331,521
	FirstEnergy Corporation
27,000	7.375%, 11/15/2031	35,367
	Kinder Morgan Energy Partners, LP
275,000	5.300%, 9/15/2020	320,559
	National Rural Utilities Cooperative Finance Corporation
27,000	8.000%, 3/1/2032	41,163

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

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Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (106.0%)	Value
Utilities (2.0%) - continued
	ONEOK Partners, LP
$275,000	6.650%, 10/1/2036	$327,776
	Public Service Company of Colorado
350,000	3.600%, 9/15/2042	345,814
	Sempra Energy
325,000	2.300%, 4/1/2017	340,131
	Southern California Edison Company
225,000	5.000%, 1/15/2014	238,294
	Southern California Gas Company
325,000	3.750%, 9/15/2042	334,130
	Williams Partners, LP
250,000	3.350%, 8/15/2022	255,549

	Total	3,430,651

	Total Long-Term Fixed Income (cost $180,894,070)	185,265,968

Shares	Collateral Held for Securities Loaned (0.2%)	Value
305,510	Thrivent Financial Securities Lending Trust	305,510

	Total Collateral Held for Securities Loaned (cost $305,510)	305,510

Shares or Principal Amount	Short-Term Investments (19.1%)	Value
	Federal Home Loan Bank Discount Notes
10,000,000	0.110%, 10/10/2012[i]	9,999,664
	Federal National Mortgage Association Discount Notes
15,000,000	0.100%, 10/16/2012[i]	14,999,292
3,322,662	Thrivent Financial Securities Lending Trust	3,322,662
	U.S. Treasury Bills
5,000,000	0.070%, 10/11/2012[i]	4,999,883

	Total Short-Term Investments (at amortized cost)	33,321,501

	Total Investments (cost $214,521,081) 125.3%	$218,892,979

	Other Assets and Liabilities, Net (25.3%)	(44,160,966)

	Total Net Assets 100.0%	$174,732,013

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 28, 2012.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of September 28, 2012.

Security	Acquisition Date	Cost
Preferred Term Securities XXIII, Ltd.	9/14/2006	$969,483
Wachovia Asset Securitization, Inc.	3/16/2007	$1,097,343

d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $11,929,954 or 6.8% of total net assets.

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	Security is fair valued.
h	All or a portion of the security is on loan.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$7,866,825
Gross unrealized depreciation	(3,494,927)

Net unrealized appreciation (depreciation)	$4,371,898

Cost for federal income tax purposes	$214,521,081

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

Bond Index Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Bond Index Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	4,407,532	–	4,407,532	–
Basic Materials	813,456	–	813,456	–
Capital Goods	1,635,679	–	1,635,679	–
Collateralized Mortgage Obligations	45,346	–	45,346	–
Commercial Mortgage-Backed Securities	8,891,587	–	8,891,587	–
Communications Services	2,157,284	–	2,157,284	–
Consumer Cyclical	1,989,442	–	1,989,442	–
Consumer Non-Cyclical	3,963,381	–	3,963,381	–
Energy	2,823,283	–	2,823,283	–
Financials	13,665,716	–	13,151,890	513,826
Foreign Government	4,806,203	–	4,806,203	–
Mortgage-Backed Securities	52,667,154	–	52,667,154	–
Technology	503,182	–	503,182	–
Transportation	1,152,942	–	1,152,942	–
U.S. Government and Agencies	81,513,319	–	81,513,319	–
U.S. Municipals	799,811	–	799,811	–
Utilities	3,430,651	–	3,430,651	–
Collateral Held for Securities Loaned	305,510	305,510	–	–
Short-Term Investments	33,321,501	3,322,662	29,998,839	–
Total	$218,892,979	$3,628,172	$214,750,981	$513,826

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financials Level 3 securities are the market activity of benchmark securities and the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
Securities Lending Trust - Collateral Investment	$4,114,838	$22,893,340	$26,702,668	305,510	$305,510	$1,834
Securities Lending Trust - Short Term Investment	–	3,322,662	–	3,322,662	3,322,662	81
Total Value and Income Earned	4,114,838				3,628,172	1,915

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

Limited Maturity Bond Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.4%)	Value
Asset-Backed Securities (9.6%)
	Avis Budget Rental Car Funding
$5,500,000	2.370%, 11/20/2014[a]	$5,649,749
	Bank of America Auto Trust
130,306	1.390%, 3/15/2014[a]	130,359
	Carrington Mortgage Loan Trust
1,400,000	0.367%, 8/25/2036[b]	575,527
	Citibank Omni Master Trust
6,000,000	4.900%, 11/15/2018[a]	6,540,054
	Countrywide Home Loans, Inc.
2,135,133	6.085%, 6/25/2021[c]	1,653,654
	Credit Based Asset Servicing and Securitization, LLC
1,747,835	4.408%, 12/25/2036	1,068,292
	Discover Card Master Trust
9,500,000	0.871%, 9/15/2015[b]	9,523,474
	Education Loan Asset-Backed Trust I
7,500,000	0.669%, 6/25/2022[b]	7,500,000
	Enterprise Fleet Financing, LLC
4,872,280	1.430%, 10/20/2016[a]	4,886,132
2,000,000	0.720%, 4/20/2018[a]	1,999,375
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036[d,e]	2
	First Horizon ABS Trust
634,030	0.347%, 9/25/2029[b,c]	481,206
	Fosse Master Issuer plc
6,164,370	1.855%, 10/18/2054[a,b]	6,257,279
	GMAC Mortgage Corporation Loan Trust
1,301,548	0.397%, 8/25/2035[b,c]	874,231
1,899,216	5.750%, 10/25/2036[c]	1,626,513
3,073,270	0.397%, 12/25/2036[b,c]	2,207,241
	Montana Higher Education Student Assistance Corporation
4,284,911	0.819%, 9/20/2022[b]	4,298,743
	Mortgage Equity Conversion Asset Trust
5,878,085	0.670%, 1/25/2042[b,d]	4,702,468
5,746,459	0.660%, 2/25/2042[b,d]	4,597,167
	Nissan Auto Receivables Owner Trust
1,828,041	4.740%, 8/17/2015	1,840,594
	Renaissance Home Equity Loan Trust
3,754,472	5.608%, 5/25/2036	2,239,362
1,250,000	5.285%, 1/25/2037	631,243
	SLM Student Loan Trust
9,784,057	0.521%, 4/27/2020[b]	9,737,984
4,233,720	1.321%, 1/18/2022[a,b]	4,263,148
9,190,911	0.521%, 4/25/2022[b]	9,174,064
4,441,564	0.531%, 4/25/2023[b]	4,431,331
3,116,922	0.617%, 3/25/2025[b]	3,120,154
8,989,595	0.737%, 3/25/2026[b]	8,985,307
	Volkswagen Auto Loan Enhanced Trust
48,721	1.310%, 1/20/2014	48,750
	Wachovia Asset Securitization, Inc.
1,371,678	0.357%, 7/25/2037[b,c,d]	995,873
	Wachovia Student Loan Trust
5,779,691	0.561%, 7/27/2020[b]	5,755,602

Principal Amount	Long-Term Fixed Income (98.4%)	Value
Asset-Backed Securities (9.6%) - continued
	World Omni Auto Receivables Trust
$4,000,000	1.330%, 1/15/2018	$4,070,404

	Total	119,865,282

Basic Materials (0.8%)
	BHP Billiton Finance USA, Ltd.
4,000,000	0.704%, 2/18/2014[b]	4,015,600
	Dow Chemical Company
2,000,000	2.500%, 2/15/2016	2,084,040
	Freeport-McMoRan Copper & Gold, Inc.
3,000,000	1.400%, 2/13/2015	3,021,609
1,250,000	2.150%, 3/1/2017	1,264,108

	Total	10,385,357

Capital Goods (0.9%)
	Danaher Corporation
2,000,000	0.626%, 6/21/2013[b]	2,003,804
	John Deere Capital Corporation
5,000,000	0.861%, 10/4/2013[b]	5,021,060
	Textron, Inc.
2,700,000	6.200%, 3/15/2015	2,965,831
	United Technologies Corporation
1,000,000	0.918%, 6/1/2015[b]	1,012,081

	Total	11,002,776

Collateralized Mortgage Obligations (4.6%)
	American Home Mortgage Assets Trust
3,206,558	1.068%, 11/25/2046[b]	1,642,832
	Bear Stearns Adjustable Rate Mortgage Trust
1,696,775	2.470%, 10/25/2035[b]	1,589,143
	Countrywide Alternative Loan Trust
974,704	5.500%, 11/25/2035	977,854
1,055,503	5.500%, 2/25/2036	860,445
1,928,463	6.000%, 1/25/2037	1,528,928
	Countrywide Home Loans, Inc.
2,306,132	2.756%, 3/20/2036	1,530,690
2,268,864	2.895%, 9/20/2036	1,361,239
	Deutsche Alt-A Securities, Inc. Alternative Loan Trust
3,996,834	0.918%, 4/25/2047[b]	2,933,900
	Federal National Mortgage Association
8,370,271	2.250%, 6/25/2025	8,619,463
	GSR Mortgage Loan Trust
2,903,873	0.407%, 8/25/2046[b]	2,662,523
	HomeBanc Mortgage Trust
1,946,569	2.634%, 4/25/2037	1,327,651
	Impac CMB Trust
975,019	0.737%, 4/25/2035[b]	862,416
709,616	0.857%, 8/25/2035[b]	591,642
	J.P. Morgan Alternative Loan Trust
3,733,460	2.799%, 3/25/2036	2,563,968
	J.P. Morgan Mortgage Trust
562,484	2.976%, 10/25/2036	423,247

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

Limited Maturity Bond Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.4%)	Value
Collateralized Mortgage Obligations (4.6%) - continued
	Master Asset Securitization Trust
$2,246,648	0.717%, 6/25/2036[b]	$1,451,541
	Permanent Master plc
10,000,000	1.955%, 7/15/2042[a,b]	10,124,090
	Residential Accredit Loans, Inc.
1,754,713	3.807%, 9/25/2035	1,262,613
	Wachovia Mortgage Loan Trust, LLC
1,702,635	2.898%, 5/20/2036	1,325,981
	WaMu Mortgage Pass-Through Certificates
1,152,084	0.507%, 10/25/2045[b]	1,042,265
3,372,632	1.028%, 10/25/2046[b]	2,352,809
3,319,680	0.968%, 12/25/2046[b]	2,489,116
3,533,090	0.888%, 1/25/2047[b]	2,486,759
	Washington Mutual Alternative Mortgage Pass-Through Certificates
2,956,524	1.068%, 9/25/2046[b]	1,339,938
4,749,821	0.898%, 2/25/2047[b]	2,301,227
	Wells Fargo Mortgage Backed Securities Trust
511,700	2.617%, 3/25/2036	488,577
1,405,301	2.693%, 3/25/2036	1,316,779

	Total	57,457,636

Commercial Mortgage-Backed Securities (6.7%)
	Bear Stearns Commercial Mortgage Securities, Inc.
3,192,759	5.613%, 6/11/2050	3,277,182
511,419	0.371%, 3/15/2022[a,b]	501,119
1,097,540	5.854%, 6/11/2040	1,131,395
2,000,000	5.331%, 2/11/2044	2,190,378
	Citigroup Commercial Mortgage Trust
1,250,000	5.888%, 12/10/2049	1,470,625
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,415,872
	Commercial Mortgage Pass-Through Certificates
1,500,000	5.306%, 12/10/2046	1,716,827
	Credit Suisse First Boston Mortgage Securities Corporation
6,013,578	4.691%, 4/15/2037	6,251,301
	Credit Suisse Mortgage Capital Certificates
4,000,000	5.467%, 9/15/2039	4,512,836
	Government National Mortgage Association
5,332,291	2.870%, 3/16/2051	5,532,913
8,663,193	2.164%, 3/16/2033	8,804,230
8,404,177	3.214%, 1/16/2040	8,856,439
	Greenwich Capital Commercial Funding Corporation
3,000,000	5.074%, 1/5/2036	3,087,396
5,500,000	5.224%, 4/10/2037	6,101,805

Principal Amount	Long-Term Fixed Income (98.4%)	Value
Commercial Mortgage-Backed Securities (6.7%) - continued
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
$6,500,000	5.429%, 12/12/2043	$7,430,982
	LB-UBS Commercial Mortgage Trust
967,045	5.303%, 2/15/2040	967,684
	Morgan Stanley Capital, Inc.
3,912,899	5.759%, 4/12/2049	4,048,723
	NCUA Guaranteed Notes
5,000,000	2.900%, 10/29/2020	5,389,062
	Network Rail Infrastructure Finance plc
6,000,000	1.500%, 1/13/2014[a]	6,088,164
	Wachovia Bank Commercial Mortgage Trust
2,500,000	5.765%, 7/15/2045	2,877,025

	Total	83,651,958

Communications Services (1.4%)
	CBS Corporation
2,500,000	8.875%, 5/15/2019	3,350,985
	Crown Castle Towers, LLC
2,500,000	3.214%, 8/15/2015[a]	2,601,688
1,650,000	4.174%, 8/15/2017[a]	1,815,247
	GTP Acquisition Partners I, LLC
2,000,000	4.347%, 6/15/2016[a]	2,110,138
	Qwest Communications International, Inc.
2,000,000	7.125%, 4/1/2018	2,122,600
	SBA Tower Trust
4,500,000	4.254%, 4/15/2015[a]	4,740,152
	Telemar Norte Leste SA
1,000,000	5.500%, 10/23/2020[a]	1,050,000

	Total	17,790,810

Consumer Cyclical (1.5%)
	American Honda Finance Corporation
5,000,000	1.850%, 9/19/2014[a]	5,098,015
	Daimler Finance North America, LLC
4,000,000	0.972%, 3/28/2014[a,b]	4,007,556
	Ford Motor Credit Company, LLC
2,000,000	4.207%, 4/15/2016	2,119,484
2,300,000	3.984%, 6/15/2016	2,424,209
1,000,000	3.000%, 6/12/2017	1,017,892
	Volkswagen International Finance NV
4,000,000	1.625%, 3/22/2015[a]	4,065,740

	Total	18,732,896

Consumer Non-Cyclical (2.5%)
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	498,839
	Anheuser-Busch InBev Worldwide, Inc.
3,150,000	1.375%, 7/15/2017	3,188,474
	Aristotle Holding, Inc.
3,000,000	2.650%, 2/15/2017[a]	3,143,709
	Cargill, Inc.
2,146,000	4.307%, 5/14/2021[a]	2,380,332

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

Limited Maturity Bond Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.4%)	Value
Consumer Non-Cyclical (2.5%) - continued
	Celgene Corporation
$2,500,000	2.450%, 10/15/2015	$2,591,443
	Coca-Cola Enterprises, Inc.
3,000,000	2.000%, 8/19/2016	3,061,752
	General Mills, Inc.
2,000,000	0.787%, 5/16/2014[b]	2,006,818
	Lorillard Tobacco Company
2,000,000	3.500%, 8/4/2016	2,116,900
	Philip Morris International, Inc.
2,500,000	1.125%, 8/21/2017	2,497,980
	Quest Diagnostics, Inc.
3,000,000	1.223%, 3/24/2014[b]	3,021,645
	SABMiller Holdings, Inc.
2,500,000	2.450%, 1/15/2017[a]	2,614,902
	Teva Pharmaceutical Finance III BV
3,000,000	0.876%, 3/21/2014[b]	3,015,879
	Watson Pharmaceuticals, Inc.
1,000,000	1.875%, 10/1/2017	1,011,129

	Total	31,149,802

Energy (1.7%)
	BP Capital Markets plc
4,000,000	1.008%, 3/11/2014[b]	4,029,480
	Cameron International Corporation
3,000,000	1.351%, 6/2/2014[b]	2,997,999
	Cenovus Energy, Inc.
2,000,000	4.500%, 9/15/2014	2,145,312
	Energy Transfer Partners, LP
2,000,000	6.000%, 7/1/2013	2,070,648
	International Petroleum Investment Company, Ltd.
2,000,000	3.125%, 11/15/2015[a]	2,074,000
	Rowan Companies, Inc.
1,500,000	5.000%, 9/1/2017	1,654,601
	Schlumberger SA
3,500,000	2.650%, 1/15/2016[a]	3,691,800
	Valero Energy Corporation
650,000	6.125%, 2/1/2020	789,517
	Weatherford International, Ltd.
1,500,000	6.000%, 3/15/2018	1,718,019

	Total	21,171,376

Financials (25.1%)
	ABN Amro Bank NV
5,000,000	2.217%, 1/30/2014[a,b]	5,051,210
	Achmea Hypotheekbank NV
6,079,000	3.200%, 11/3/2014[a]	6,373,771
	Ally Financial, Inc.
1,750,000	4.500%, 2/11/2014	1,789,375
	American International Group, Inc.
2,000,000	5.050%, 10/1/2015	2,191,234
	Associated Bank Corporation
3,000,000	1.875%, 3/12/2014	3,001,407
	Australia and New Zealand Banking Group, Ltd.
2,500,000	1.000%, 10/6/2015[a]	2,504,250
6,500,000	2.400%, 11/23/2016[a]	6,810,050

Principal Amount	Long-Term Fixed Income (98.4%)	Value
Financials (25.1%) - continued
	Bank Nederlandse Gemeenten NV
$6,500,000	1.500%, 3/28/2014[a,f]	$6,582,355
	Bank of America Corporation
3,000,000	1.867%, 1/30/2014[b]	3,021,507
2,000,000	5.625%, 10/14/2016	2,251,942
	Bank of Montreal
6,000,000	2.625%, 1/25/2016[a]	6,394,800
	Bank of New York Mellon Corporation
2,500,000	1.281%, 11/24/2014[b]	2,537,700
2,500,000	1.700%, 11/24/2014	2,555,207
	Bank of Nova Scotia
3,000,000	1.250%, 11/7/2014[a]	3,052,500
4,000,000	2.150%, 8/3/2016[a]	4,214,000
	Barclays Bank plc
1,800,000	2.375%, 1/13/2014	1,829,257
6,000,000	2.500%, 9/21/2015[a,f]	6,223,440
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	3,005,873
	Berkshire Hathaway Finance Corporation
3,000,000	2.450%, 12/15/2015	3,160,161
	Caisse centrale Desjardins du Quebec
4,000,000	2.550%, 3/24/2016[a]	4,253,200
	Canadian Imperial Bank of Commerce
6,500,000	0.900%, 9/19/2014[a]	6,529,074
	Capital One Financial Corporation
4,000,000	1.605%, 7/15/2014[b]	4,028,016
	CDP Financial, Inc.
6,000,000	3.000%, 11/25/2014[a]	6,294,756
	Citigroup, Inc.
1,506,000	1.391%, 4/1/2014[b]	1,504,443
	CNA Financial Corporation
3,000,000	6.500%, 8/15/2016	3,456,060
	Commonwealth Bank of Australia
6,700,000	2.500%, 12/10/2012[a]	6,727,262
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3,000,000	3.200%, 3/11/2015[a]	3,141,702
	Credit Agricole Home Loan SFH
6,000,000	1.203%, 7/21/2014[a,b]	5,941,338
	Credit Suisse AG Guernsey
2,000,000	2.600%, 5/27/2016[a]	2,109,088
	Credit Suisse of New York, Convertible
1,600,000	0.500%, 6/22/2018[g]	1,589,920
	Credit Suisse Securities USA, LLC
5,500,000	1.000%, 4/28/2017[h]	5,836,600
	Dexia Credit Local SA
6,500,000	2.750%, 4/29/2014[a]	6,560,775
	DnB NOR Boligkreditt
6,500,000	2.900%, 3/29/2016[a]	6,917,950
	Eksportfinans ASA
2,450,000	2.375%, 5/25/2016	2,266,250
	Fifth Third Bank
4,165,000	0.545%, 5/17/2013[b]	4,159,581

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

Limited Maturity Bond Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.4%)	Value
Financials (25.1%) - continued
	General Electric Capital Corporation
$4,500,000	0.660%, 1/8/2016[b]	$4,406,467
	Goldman Sachs Group, Inc., Convertible
85,672	1.000%, 7/20/2013[a,i]	2,580,355
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	2,041,990
	Health Care REIT, Inc.
750,000	6.125%, 4/15/2020	871,984
	HSBC Bank plc
6,000,000	1.625%, 7/7/2014[a,f]	6,040,176
	ING Bank NV
6,500,000	2.500%, 1/14/2016[a]	6,735,950
	International Lease Finance Corporation
1,100,000	8.625%, 9/15/2015	1,252,625
	Irish Life & Permanent plc
5,500,000	3.600%, 1/14/2013[a]	5,486,250
	J.P. Morgan Chase & Company
4,000,000	1.112%, 9/30/2013[b]	4,021,740
	J.P. Morgan Chase Bank NA
1,800,000	5.875%, 6/13/2016	2,069,897
	Landwirtschaftliche Rentenbank
7,000,000	0.589%, 3/15/2016[a,b]	7,001,687
	Lehman Brothers Holdings E-Capital Trust I
3,500,000	1.214%, 8/19/2065[b,j,k]	3
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[a]	316,020
	Macquarie Bank, Ltd.
2,275,000	5.000%, 2/22/2017[a]	2,429,928
	MassMutual Global Funding II
3,500,000	2.000%, 4/5/2017[a]	3,594,168
	MetLife, Inc.
1,400,000	1.564%, 12/15/2017[l]	1,410,955
	Metropolitan Life Global Funding I
2,680,000	5.125%, 4/10/2013[a]	2,744,575
3,250,000	3.650%, 6/14/2018[a]	3,581,162
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,198,890
	National Australia Bank, Ltd.
3,750,000	2.000%, 6/20/2017[a]	3,851,625
	National Bank of Canada
3,000,000	1.650%, 1/30/2014[a]	3,050,700
2,750,000	2.200%, 10/19/2016[a]	2,908,125
	NCUA Guaranteed Notes
3,590,786	0.578%, 12/7/2020[b]	3,592,658
	Nederlandse Waterschapsbank NV
6,500,000	1.375%, 5/16/2014[a]	6,573,515
	New York Life Global Funding
6,000,000	3.000%, 5/4/2015[a]	6,350,178
	Nordea Bank AB
2,500,000	3.125%, 3/20/2017[a]	2,614,500
	Private Export Funding Corporation
5,000,000	2.125%, 7/15/2016	5,276,655
	Prudential Financial, Inc.
3,000,000	5.100%, 9/20/2014	3,245,331
2,000,000	6.100%, 6/15/2017	2,356,972

Principal Amount	Long-Term Fixed Income (98.4%)	Value
Financials (25.1%) - continued
	Rabobank Capital Funding Trust II
$1,856,000	5.260%, 12/29/2049[a,m]	$1,844,886
	Royal Bank of Canada
5,000,000	1.147%, 10/30/2014[b]	5,047,685
4,000,000	1.200%, 9/19/2017	4,025,200
	SLM Corporation
1,500,000	8.000%, 3/25/2020	1,732,500
	Stadshypotek AB
6,000,000	0.912%, 9/30/2013[a,b]	6,013,032
2,000,000	1.875%, 10/2/2019[a,l]	1,999,400
	State Street Capital Trust III
2,000,000	5.379%, 3/15/2042[b,m]	2,000,260
	Swedbank Hypotek AB
7,000,000	0.812%, 3/28/2014[a,b]	6,989,472
	Toronto-Dominion Bank
4,000,000	0.628%, 7/26/2013[b]	4,007,508
3,000,000	2.200%, 7/29/2015[a]	3,140,700
	U.S. Bank National Association
4,000,000	3.778%, 4/29/2020	4,248,888
	U.S. Central Federal Credit Union
6,500,000	1.900%, 10/19/2012	6,495,840
	UBS AG/London
7,500,000	1.875%, 1/23/2015[a]	7,654,343
	Vestjysk Bank AS
6,500,000	0.939%, 6/17/2013[a,b]	6,517,037
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
3,350,000	5.750%, 9/2/2015[a]	3,718,091
	Wells Fargo & Company
4,500,000	2.625%, 12/15/2016	4,761,464

	Total	312,667,441

Foreign Government (4.2%)
	Canada Government International Bond
8,500,000	0.875%, 2/14/2017	8,598,600
	Corporacion Andina de Fomento
2,555,000	4.375%, 6/15/2022	2,770,915
	European Investment Bank
6,000,000	1.750%, 3/15/2017	6,216,180
	Hydro Quebec
3,000,000	2.000%, 6/30/2016	3,142,500
	Kommunalbanken AS
6,000,000	2.750%, 5/5/2015[a]	6,333,600
	Kreditanstalt fuer Wiederaufbau
10,000,000	0.231%, 6/17/2013[b]	10,000,610
	Mexico Government International Bond
1,250,000	5.125%, 1/15/2020	1,493,750
	Province of British Columbia
6,500,000	2.100%, 5/18/2016	6,855,550
575,000	2.650%, 9/22/2021	615,595
	Province of Manitoba
5,100,000	1.300%, 4/3/2017	5,229,540
	Province of Ontario
2,000,000	1.600%, 9/21/2016	2,068,090

	Total	53,324,930

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

Limited Maturity Bond Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (98.4%)	Value
Mortgage-Backed Securities (5.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$19,250,000	2.500%, 10/1/2027[l]	$20,215,507
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,384,345	6.500%, 9/1/2037	2,718,557
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
17,450,000	2.500%, 10/1/2027[l]	18,338,859
4,900,000	3.000%, 10/1/2027[l]	5,194,000
10,000,000	5.000%, 10/1/2042[l]	10,907,812
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,882,139	5.846%, 9/1/2037[b]	4,225,501
2,039,838	5.625%, 10/1/2037[b]	2,213,552

	Total	63,813,788

Technology (0.9%)
	Affiliated Computer Services, Inc.
2,000,000	5.200%, 6/1/2015	2,149,466
	Hewlett-Packard Company
3,000,000	0.823%, 5/30/2014[b]	2,975,397
	Texas Instruments, Inc.
3,000,000	0.615%, 5/15/2013[b]	3,006,360
	Xerox Corporation
3,000,000	1.257%, 5/16/2014[b]	2,995,782

	Total	11,127,005

Transportation (1.4%)
	Continental Airlines, Inc.
2,650,000	6.750%, 9/15/2015[a]	2,779,188
3,250,000	4.150%, 4/11/2024	3,331,250
	CSX Corporation
2,500,000	6.250%, 4/1/2015	2,848,660
	Delta Air Lines, Inc.
950,000	4.750%, 5/7/2020	992,750
	Erac USA Finance Company
4,500,000	2.750%, 7/1/2013[a]	4,563,972
	Kansas City Southern de Mexico SA de CV
2,150,000	8.000%, 2/1/2018	2,397,250

	Total	16,913,070

U.S. Government and Agencies (31.2%)
	FDIC Structured Sale Guaranteed Notes
8,000,000	Zero Coupon, 1/7/2013[a]	7,997,200
	Federal Agricultural Mortgage Corporation
8,000,000	1.250%, 12/6/2013	8,086,752
3,500,000	2.000%, 7/27/2016	3,672,326
	Federal Farm Credit Banks
10,000,000	1.375%, 6/25/2013	10,091,220
4,950,000	0.318%, 9/23/2013[b]	4,954,688
	Federal Home Loan Banks
10,000,000	0.380%, 9/16/2013[b]	10,016,490
4,000,000	0.375%, 1/29/2014	4,007,320
28,100,000	1.375%, 5/28/2014	28,655,902
1,000,000	0.500%, 11/20/2015	1,002,488

Principal Amount	Long-Term Fixed Income (98.4%)	Value
U.S. Government and Agencies (31.2%) - continued
	Federal Home Loan Mortgage Corporation
$4,000,000	0.171%, 6/17/2013[b,n]	$4,002,736
500,000	1.250%, 8/1/2019	501,196
4,000,000	1.250%, 10/2/2019	3,995,040
	Federal National Mortgage Association
6,500,000	0.500%, 5/27/2015	6,520,124
	U.S. Treasury Bonds
6,500,000	3.000%, 5/15/2042	6,739,687
	U.S. Treasury Bonds, TIPS
4,500,000	0.750%, 2/15/2042	4,958,018
	U.S. Treasury Notes
800,000	2.250%, 5/31/2014	826,687
20,700,000	0.750%, 6/15/2014	20,881,932
28,600,000	0.250%, 9/15/2015	28,550,837
47,050,000	1.000%, 10/31/2016	48,038,803
90,750,000	0.750%, 6/30/2017	91,437,703
8,250,000	2.375%, 6/30/2018	8,987,344
36,570,000	0.875%, 7/31/2019	36,221,451
350,000	1.625%, 8/15/2022	349,617
	U.S. Treasury Notes, TIPS
16,500,000	0.125%, 4/15/2017	17,932,197
14,850,000	1.125%, 1/15/2021	18,414,713
11,700,000	0.125%, 1/15/2022	12,929,639

	Total	389,772,110

Utilities (0.8%)
	Northeast Utilities
3,000,000	1.129%, 9/20/2013[b]	3,017,757
	Oncor Electric Delivery Company, LLC
2,700,000	5.750%, 9/30/2020	3,112,795
	ONEOK Partners, LP
650,000	8.625%, 3/1/2019	853,472
	Sempra Energy
2,750,000	2.300%, 4/1/2017	2,878,029
	Williams Partners, LP
500,000	3.350%, 8/15/2022	511,099

	Total	10,373,152

	Total Long-Term Fixed Income (cost $1,224,762,933)	1,229,199,389

Shares	Mutual Funds (1.7%)	Value
Fixed Income Mutual Funds (1.7%)
4,208,125	Thrivent High Yield Fund	21,040,626

	Total	21,040,626

	Total Mutual Funds (cost $15,500,000)	21,040,626

Shares	Preferred Stock (0.5%)	Value
Financials (0.3%)
18,750	Citigroup, Inc., Convertible	1,818,375
148,505	Federal National Mortgage Association, 8.250%[m,o]	129,199
66,000	HSBC Holdings plc, 8.000%[m]	1,864,500

	Total	3,812,074

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

Limited Maturity Bond Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Preferred Stock (0.5%)	Value
Utilities (0.2%)
24,375	Southern California Edison Company, 4.080%[m]	$2,460,352

	Total	2,460,352

	Total Preferred Stock (cost $8,945,367)	6,272,426

Shares	Collateral Held for Securities Loaned (0.8%)	Value
9,523,690	Thrivent Financial Securities Lending Trust	9,523,690

	Total Collateral Held for Securities Loaned (cost $9,523,690)	9,523,690

Shares or Principal Amount	Short-Term Investments (3.4%)	Value
	Federal Home Loan Bank Discount Notes
5,000,000	0.095%, 10/17/2012[p]	4,999,762
5,000,000	0.000%, 10/26/2012	4,999,513
	Federal Home Loan Mortgage Corporation Discount Notes
1,800,000	0.160%, 12/17/2012[p,q]	1,799,368
	Liberty Street Funding, LLC
30,000,000	0.060%, 10/1/2012[a,p,r]	29,999,900

	Total Short-Term Investments (at amortized cost)	41,798,543

	Total Investments (cost $1,300,530,533) 104.8%	$1,307,834,674

	Other Assets and Liabilities, Net (4.8%)	(59,694,540)

	Total Net Assets 100.0%	$1,248,140,134

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $336,924,004 or 27.0% of total net assets.

b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 28, 2012.
c	All or a portion of the security is insured or guaranteed.
d

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of September 28, 2012.

Security	Acquisition Date	Cost
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	$214,738
Mortgage Equity Conversion Asset Trust	1/18/2007	$5,878,085
Mortgage Equity Conversion Asset Trust	2/14/2007	$5,746,459
Wachovia Asset Securitization, Inc.	3/16/2007	$1,371,678

e	Defaulted security. Interest is not being accrued.
f	All or a portion of the security is on loan.
g	Denotes equity-linked structured security. This security is linked to the common stock of Berkshire Hathaway, Inc.
h	Denotes equity-linked structured security. This security is linked to the S&P 500 Index.
i	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
j	Security is fair valued.
k	In bankruptcy. Interest is not being accrued.
l	Denotes investments purchased on a when-issued or delayed delivery basis.
m	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
n	At September 28, 2012, $270,185 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
o	Non-income producing security.
p	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q	At September 28, 2012, $1,799,368 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
r	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$36,450,417
Gross unrealized depreciation	(29,146,276)

Net unrealized appreciation (depreciation)	$7,304,141

Cost for federal income tax purposes	$1,300,530,533

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

Limited Maturity Bond Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	119,865,282	–	110,565,647	9,299,635
Basic Materials	10,385,357	–	10,385,357	–
Capital Goods	11,002,776	–	11,002,776	–
Collateralized Mortgage Obligations	57,457,636	–	57,457,636	–
Commercial Mortgage-Backed Securities	83,651,958	–	83,651,958	–
Communications Services	17,790,810	–	17,790,810	–
Consumer Cyclical	18,732,896	–	18,732,896	–
Consumer Non-Cyclical	31,149,802	–	31,149,802	–
Energy	21,171,376	–	21,171,376	–
Financials	312,667,441	–	302,660,563	10,006,878
Foreign Government	53,324,930	–	53,324,930	–
Mortgage-Backed Securities	63,813,788	–	63,813,788	–
Technology	11,127,005	–	11,127,005	–
Transportation	16,913,070	–	16,913,070	–
U.S. Government and Agencies	389,772,110	–	389,772,110	–
Utilities	10,373,152	–	10,373,152	–
Mutual Funds
Fixed Income Mutual Funds	21,040,626	21,040,626	–	–
Preferred Stock
Financials	3,812,074	3,812,074	–	–
Utilities	2,460,352	–	2,460,352	–
Collateral Held for Securities Loaned	9,523,690	9,523,690	–	–
Short-Term Investments	41,798,543	–	41,798,543	–

Total	$1,307,834,674	$34,376,390	$1,254,151,771	$19,306,513

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Credit Default Swaps	12,282	–	12,282	–

Total Asset Derivatives	$12,282	$–	$12,282	$–

Liability Derivatives
Futures Contracts	1,295,058	1,295,058	–	–
Credit Default Swaps	647,831	–	647,831	–

Total Liability Derivatives	$1,942,889	$1,295,058	$647,831	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The significant unobservable input used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Asset-Backed Level 3 securities is market activity. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Long-Term Fixed Income Financials Level 3 securities are dividends, interest (coupon) rates, credit spread of issuer, implied volatility of an underlying security, any option values, and the lack of marketability. A significant increase or decrease in the inputs in isolation would result in a significantly lower or higher fair value measurement.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	(55)	December 2012	($12,123,036)	($12,129,219)	($6,183)
5-Yr. U.S. Treasury Bond Futures	(1,865)	December 2012	(231,327,159)	(232,440,191)	(1,113,032)
10-Yr. U.S. Treasury Bond Futures	(425)	December 2012	(56,556,909)	(56,730,862)	(173,953)
20-Yr U.S. Treasury Bond Futures	5	December 2012	748,765	746,875	(1,890)
Total Futures Contracts					($1,295,058)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

Limited Maturity Bond Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/ (Loss)
CDX HY, Series 18, 5 Year, at 5.00%; Bank of America	Buy	6/20/2017	$11,632,500	($709,558)	$61,727	($647,831)
CDX IG, Series 18, 5 Year, at 1.00%; J.P. Morgan Chase and Co.	Buy	6/20/2017	23,500,000	(91,277)	103,559	12,282
Total Credit Default Swaps					$165,286	($635,549)

1

As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3

The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2011	Gross Purchases	Gross Sales	Shares Held at September 28, 2012	Value September 28, 2012	Income Earned January 1, 2012 - September 28, 2012
High Yield Fund	$19,694,026	$–	$–	4,208,125	$21,040,626	$1,100,099
Securities Lending Trust - Collateral Investment	88,106,653	239,931,927	318,514,890	9,523,690	9,523,690	81,775
Total Value and Income Earned	107,800,679				30,564,316	1,181,874

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

Mortgage Securities Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (102.0%)	Value
Asset-Backed Securities (6.5%)
	Carrington Mortgage Loan Trust
$200,000	0.367%, 8/25/2036[a]	$82,218
	Countrywide Asset-Backed Certificates
195,000	5.859%, 10/25/2046	124,120
	Credit Based Asset Servicing and Securitization, LLC
116,522	4.408%, 12/25/2036	71,220
	First Horizon ABS Trust
369,252	0.347%, 10/25/2026[a,b]	275,421
681,402	0.377%, 10/25/2034[a,b]	485,839
	GMAC Mortgage Corporation Loan Trust
867,699	0.397%, 8/25/2035[a,b]	582,820
	Popular ABS Mortgage Pass-Through Trust
100,000	5.297%, 11/25/2035	63,531
	Renaissance Home Equity Loan Trust
250,000	5.797%, 8/25/2036	129,909
200,000	5.285%, 1/25/2037	100,999
	Wachovia Asset Securitization, Inc.
548,671	0.357%, 7/25/2037[a,b,c]	398,349

	Total	2,314,426

Collateralized Mortgage Obligations (8.7%)
	Citicorp Mortage Securities, Inc.
195,000	6.000%, 7/25/2037	198,902
	CitiMortgage Alternative Loan Trust
205,439	5.750%, 4/25/2037	162,853
	Countrywide Alternative Loan Trust
55,907	5.500%, 10/25/2035	49,577
105,550	5.500%, 2/25/2036	86,044
154,277	6.000%, 1/25/2037	122,314
	Federal National Mortgage Association
313,885	2.250%, 6/25/2025	323,230
	GMAC Mortgage Corporation Loan Trust
117,038	5.351%, 9/19/2035	114,490
	GSR Mortgage Loan Trust
49,961	0.407%, 8/25/2046[a]	45,809
	Impac CMB Trust
325,006	0.737%, 4/25/2035[a]	287,472
59,202	0.857%, 8/25/2035[a]	49,360
	J.P. Morgan Alternative Loan Trust
134,021	6.500%, 3/25/2036	113,209
	J.P. Morgan Mortgage Trust
167,899	6.500%, 1/25/2035	166,532
76,395	2.976%, 10/25/2036	57,484
	MLCC Mortgage Investors, Inc.
326,318	0.877%, 8/25/2029[a]	321,929
	Residential Accredit Loans, Inc.
186,202	5.500%, 12/25/2034	184,318
197,405	3.807%, 9/25/2035	142,044
	WaMu Mortgage Pass Through Certificates
90,341	2.579%, 10/25/2036	71,816

Principal Amount	Long-Term Fixed Income (102.0%)	Value
Collateralized Mortgage Obligations (8.7%) - continued
	WaMu Mortgage Pass-Through Certificates
$60,045	2.728%, 8/25/2046	$46,936
	Wells Fargo Mortgage Backed Securities Trust
368,424	2.617%, 3/25/2036	351,776
96,063	2.696%, 4/25/2036	85,153
106,000	6.000%, 7/25/2037	104,025

	Total	3,085,273

Commercial Mortgage-Backed Securities (5.0%)
	Bear Stearns Commercial Mortgage Securities, Inc.
32,926	5.854%, 6/11/2040	33,942
	Commercial Mortgage Pass-Through Certificates
250,000	5.306%, 12/10/2046	286,138
	Credit Suisse First Boston Mortgage Securities
200,000	5.542%, 1/15/2049	224,185
	GE Capital Commercial Mortgage Corporation
89,799	4.641%, 3/10/2040	91,386
	Government National Mortgage Association
236,269	2.164%, 3/16/2033	240,115
	LB-UBS Commercial Mortgage Trust
300,000	4.786%, 10/15/2029	321,437
34,591	5.303%, 2/15/2040	34,614
100,000	5.866%, 9/15/2045	119,115
	Morgan Stanley Capital I
100,000	3.224%, 7/15/2049	108,269
	Morgan Stanley Capital, Inc.
285,000	5.332%, 12/15/2043	329,674

	Total	1,788,875

Mortgage-Backed Securities (81.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,650,000	2.500%, 10/1/2027[d]	2,782,914
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
95,514	5.500%, 9/1/2024	105,104
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
85,000	3.000%, 10/1/2042[d]	89,609
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
3,950,000	3.000%, 10/1/2027[d]	4,187,000
7,675,000	5.000%, 10/1/2042[d]	8,371,745
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
658,224	6.000%, 8/1/2024	739,841

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

Mortgage Securities Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Long-Term Fixed Income (102.0%)	Value
Mortgage-Backed Securities (81.8%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$1,240,000	3.000%, 10/1/2042[d]	$1,308,975
6,600,000	3.500%, 10/1/2042[d]	7,078,500
3,900,000	4.000%, 10/1/2042[d]	4,201,641

	Total	28,865,329

	Total Long-Term Fixed Income (cost $36,335,166)	36,053,903

Shares or Principal Amount	Short-Term Investments (69.7%)	Value
	Chariot Funding, LLC
1,000,000	0.160%, 10/3/2012[e,f,g]	999,982
	Federal Home Loan Bank Discount Notes
8,500,000	0.110%, 10/12/2012[e]	8,499,662
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.160%, 12/17/2012[e,h]	99,965
	Golden Funding Corporation
1,000,000	0.200%, 10/10/2012[e,f,g]	999,939
	Jupiter Securitization Corporation, LLC
1,000,000	0.170%, 10/9/2012[e,f,g]	999,953
	Liberty Street Funding, LLC
1,000,000	0.160%, 10/9/2012[e,f,g]	999,956
	Nieuw Amsterdam Receivables Corporation
1,000,000	0.190%, 10/10/2012[e,f,g]	999,942
	Old Line Funding, LLC
1,000,000	0.180%, 10/18/2012[e,f,g]	999,905
	Straight-A Funding, LLC
1,000,000	0.180%, 12/19/2012[e,f,g]	999,595
	Thunder Bay Funding, LLC
1,000,000	0.170%, 10/3/2012[e,f,g]	999,981
	U.S. Treasury Bills
8,000,000	0.085%, 10/11/2012[e]	7,999,773

	Total Short-Term Investments (at amortized cost)	24,598,653

	Total Investments (cost $60,933,819) 171.7%	$60,652,556

	Other Assets and Liabilities, Net (71.7%)	(25,335,827)

	Total Net Assets 100.0%	$35,316,729

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 28, 2012.
b	All or a portion of the security is insured or guaranteed.
c

Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Mortgage Securities Portfolio owned as of September 28, 2012.

Security	Acquisition Date	Cost
Wachovia Asset Securitization, Inc.	3/16/2007	$548,671

d Denotes investments purchased on a when-issued or delayed delivery basis.

e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $7,999,253 or 22.7% of total net assets.

g	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
h	At September 28, 2012, $99,965 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$637,890
Gross unrealized depreciation	(919,153)

Net unrealized appreciation (depreciation)	$(281,263)

Cost for federal income tax purposes	$60,933,819

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

Mortgage Securities Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Mortgage Securities Portfolio's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	2,314,426	–	2,314,426	–
Collateralized Mortgage Obligations	3,085,273	–	3,085,273	–
Commercial Mortgage-Backed Securities	1,788,875	–	1,788,875	–
Mortgage-Backed Securities	28,865,329	–	28,865,329	–
Short-Term Investments	24,598,653	–	24,598,653	–

Total	$60,652,556	$–	$60,652,556	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,993	2,993	–	–

Total Asset Derivatives	$2,993	$2,993	$–	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
10-Yr. U.S. Treasury Bond Futures	5	December 2012	$664,429	$667,422	$2,993
Total Futures Contracts					$2,993

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

Money Market Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Principal Amount	Asset Backed Commercial Paper (26.8%)[a]	Value
	Barton Capital Corporation
$5,390,000	0.160%, 10/1/2012[b,c]	$5,389,952
1,400,000	0.190%, 10/4/2012[b,c]	1,399,963
	Dealers Capital Access
1,000,000	0.400%, 10/17/2012[b]	999,800
	Fairway Finance Corporation
1,390,000	0.225%, 10/16/2012[b,c]	1,389,852
1,430,000	0.190%, 10/25/2012[b,c]	1,429,804
1,000,000	0.200%, 11/23/2012[b,c]	999,694
	Golden Funding Corporation
1,000,000	0.160%, 10/1/2012[b,c]	999,991
1,410,000	0.420%, 10/22/2012[b,c]	1,409,622
1,420,000	0.340%, 10/30/2012[b,c]	1,419,584
1,420,000	0.400%, 11/15/2012[b,c]	1,419,259
	Kells Funding, LLC
1,000,000	0.170%, 10/3/2012[b,c]	999,981
1,450,000	0.170%, 10/5/2012[b,c]	1,449,959
	Liberty Street Funding, LLC
1,060,000	0.220%, 10/19/2012[b,c]	1,059,870
1,480,000	0.200%, 12/19/2012[b,c]	1,479,334
	Nieuw Amsterdam Receivables Corporation
1,420,000	0.260%, 10/9/2012[b,c]	1,419,897
1,440,000	0.210%, 11/14/2012[b,c]	1,439,614
	Old Line Funding, LLC
1,487,000	0.180%, 11/19/2012[b,c]	1,486,621
1,410,000	0.240%, 11/20/2012[b,c]	1,409,511
1,430,000	0.320%, 3/15/2013[b,c]	1,427,877
	Sydney Capital Corporation
3,400,000	0.140%, 10/3/2012[b,c]	3,399,922
1,430,000	0.270%, 11/14/2012[b,c]	1,429,507
1,435,000	0.300%, 12/14/2012[b,c]	1,434,091
	Thunder Bay Funding, LLC
1,410,000	0.230%, 12/10/2012[b,c]	1,409,351
	Variable Funding Capital Company, LLC
1,390,000	0.200%, 10/15/2012[b,c]	1,389,876

	Total	38,092,932

Principal Amount	Certificate of Deposit (5.5%)[a]	Value
	Bank of Nova Scotia/Houston
780,000	0.518%, 5/10/2013[d]	780,000
	Rabobank Nederland
1,440,000	0.470%, 2/19/2013	1,440,513
	Svenska Handelsbanken
1,000,000	0.295%, 10/26/2012[b]	1,000,079
	Toronto-Dominion Bank NY
885,000	0.475%, 10/19/2012[d]	885,000
700,000	0.309%, 4/19/2013[d]	700,000
1,430,000	0.399%, 9/13/2013[d]	1,430,000
	Westpac Banking Corporation of New York
1,645,000	0.512%, 10/24/2012[d]	1,645,000

	Total	7,880,592

Principal Amount	Financial Company Commercial Paper (6.6%)[a]	Value
	AllianceBernstein, LP
2,800,000	0.350%, 10/1/2012[c]	2,799,946
	River Fuel Funding Company #3
1,000,000	0.160%, 10/15/2012[b]	999,929

Principal Amount	Financial Company Commercial Paper (6.6%)[a]	Value
	Skandinav Enskilda Bank
$1,430,000	0.230%, 11/13/2012[c]	$1,429,589
	Societe Generale North America, Inc.
2,700,000	0.180%, 10/1/2012[b]	2,699,973
	Westpac Banking Corporation
1,440,000	0.584%, 12/14/2012[c,d]	1,441,228

	Total	9,370,665

Principal Amount	Government Agency Debt (32.9%)[a]	Value
	Federal Farm Credit Bank
1,540,000	0.237%, 8/22/2013[d]	1,541,131
1,450,000	0.232%, 8/27/2013[d]	1,450,000
800,000	0.197%, 1/13/2014[d]	800,111
1,650,000	0.237%, 2/24/2014[d]	1,651,782
	Federal Home Loan Banks
1,570,000	0.240%, 1/25/2013[d]	1,570,026
1,420,000	0.180%, 12/20/2013[d]	1,419,471
1,420,000	0.230%, 2/24/2014[d]	1,420,000
1,050,000	0.240%, 2/28/2014[d]	1,050,602
	Federal Home Loan Mortgage Corporation
1,130,000	0.280%, 10/12/2012[d]	1,130,025
930,000	0.320%, 9/3/2013[d]	929,811
1,440,000	0.167%, 9/13/2013[d]	1,439,942
2,960,000	0.201%, 11/4/2013[d]	2,960,531
	Federal National Mortgage Association
900,000	0.290%, 11/23/2012[d]	899,973
1,400,000	0.249%, 12/20/2012[d]	1,400,390
850,000	0.380%, 10/28/2013[d]	849,906
1,410,000	0.199%, 6/20/2014[d]	1,409,508
1,410,000	0.410%, 8/25/2014[d]	1,413,805
	Overseas Private Investment Corporation
5,435,000	0.500%, 12/9/2012[b]	5,456,930
1,280,000	0.500%, 12/9/2012[b]	1,285,155
3,515,000	0.500%, 12/9/2012[b]	3,529,183
2,115,000	0.500%, 12/9/2012[b]	2,123,534
920,000	0.346%, 7/12/2013[b]	934,462
	Straight-A Funding, LLC
1,425,000	0.180%, 10/25/2012[b,c]	1,424,815
1,420,000	0.180%, 11/2/2012[b,c]	1,419,759
1,415,000	0.180%, 11/7/2012[b,c]	1,414,724
1,420,000	0.180%, 11/8/2012[b,c]	1,419,716
1,430,000	0.180%, 12/5/2012[b,c]	1,429,521
1,430,000	0.180%, 12/18/2012[b,c]	1,429,428
1,425,000	0.180%, 12/20/2012[b,c]	1,424,416

	Total	46,628,657

Shares	Investment Company (7.4%)	Value
	AIM Investments Institutional Government and Agency Portfolio
15,000	0.030%	15,000
	BlackRock Cash Funds
6,533,000	0.210%	6,533,000
	Dreyfus Institutional Cash Advantage Fund
3,780,000	0.130%	3,780,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

Money Market Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Shares	Investment Company (7.4%)	Value
	DWS Money Market Series
$150,029	0.140%	$150,029

	Total	10,478,029

Principal Amount	Other Commercial Paper (5.5%)[a]	Value
	BHP Finance USA
1,430,000	0.320%, 3/7/2013[b,c]	1,427,979
	General Electric Capital Corporation
1,400,000	0.250%, 10/19/2012[b]	1,399,806
1,410,000	0.230%, 11/23/2012[b]	1,409,504
	Nestle Finance International, Ltd.
1,440,000	0.250%, 4/15/2013[b]	1,438,020
	Toyota Credit Canada, Inc.
700,000	0.230%, 10/18/2012[b]	699,915
1,440,000	0.180%, 11/26/2012[b]	1,439,582

	Total	7,814,806

Principal Amount	Other Instrument (1.9%)[a]	Value
	US Bank NA
1,340,000	0.220%, 10/24/2012	1,339,795
1,313,000	0.210%, 12/3/2012	1,312,502

	Total	2,652,297

Principal Amount	Other Note (3.0%)[a]	Value
	General Electric Company
1,430,000	0.337%, 2/1/2013	1,452,644
	Wells Fargo & Company
1,420,000	0.310%, 10/23/2012	1,424,686
1,430,000	0.274%, 1/31/2013	1,449,727

	Total	4,327,057

Principal Amount	Variable Rate Demand Note (10.8%)[a]	Value
	Denver, Colorado Airport System Revenue Bonds
5,200,000	0.180%, 10/5/2012[b,d]	5,200,000
	Douglas County, Nebraska Hospital Authority No. 2 Health Facilities Revenue Refunding Bonds (Children’s Hospital)
1,600,000	0.200%, 8/15/2032[b,d]	1,600,000
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
1,940,000	0.180%, 9/15/2040[b,d]	1,940,000
	Overseas Private Investment Corporation
1,420,000	0.180%, 10/3/2012[b,d]	1,420,000
1,637,930	0.160%, 6/15/2017[b,d]	1,637,930
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
2,050,000	0.190%, 10/5/2012[b,d]	2,050,000

Principal Amount	Variable Rate Demand Note (10.8%)[a]	Value
	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Care, Inc.
$1,540,000	0.190%, 8/1/2030[b,d]	$1,540,000

	Total	15,387,930

	Total Investments (at amortized cost) 100.4%	$142,632,965

	Other Assets and Liabilities, Net (0.4)%	(588,139)

	Total Net Assets 100.0%	$142,044,826

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 28, 2012, the value of these investments was $54,154,253 or 38.1% of total net assets.

d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 28, 2012.

Cost for federal income tax purposes	$142,632,965

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

Money Market Portfolio

Schedule of Investments as of September 28, 2012

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 28, 2012, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	38,092,932	–	38,092,932	–
Certificate of Deposit	7,880,592	–	7,880,592	–
Financial Company Commercial Paper	9,370,665	–	9,370,665	–
Government Agency Debt	46,628,657	–	46,628,657	–
Investment Company	10,478,029	10,478,029	–	–
Other Commercial Paper	7,814,806	–	7,814,806	–
Other Instrument	2,652,297	–	2,652,297	–
Other Note	4,327,057	–	4,327,057	–
Variable Rate Demand Note	15,387,930	–	15,387,930	–

Total	$142,632,965	$10,478,029	$132,154,936	$–

There were no significant transfers between the Levels during the period ended September 28, 2012. Transfers between the Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

Notes to Schedule of Investments

As of September 28, 2012

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Portfolios, other than Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Portfolio are determined once per week using prices supplied by the Portfolios’ independent pricing service. Money Market Portfolio and the Portfolios’ investment adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation to each Fund’s Adviser. The Fund Advisers have formed a Portfolio Compliance and Valuation Committee (“Committee”) that is responsible for overseeing the Fund’s valuation policies in accordance with Policies and Procedures. The Committee meets on a monthly and on an as needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, a Quorum of the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Generally Accepted Accounting Principles defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value requirements, which improve the consistency and comparability of fair value measurements used in financial reporting. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Portfolio’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, all Portfolios, except Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, these Portfolios may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the foreign currency contract increases in value to the Portfolio, the Portfolio receives additional collateral from the counterparty.

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

192

Notes to Schedule of Investments

As of September 28, 2012

(unaudited)

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for written options arises when the Portfolio has purchased an option, exercised that option, and the counterparty does not buy or sell the Portfolio’s underlying asset as required. In the case where the Portfolio has sold an option, the Portfolio does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Portfolio’s collateral posting requirements. As the written option increases in value to the Portfolio, the Portfolio receives additional collateral from the counterparty.

Futures Contracts – Certain Portfolios may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Portfolios may enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives additional collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection seller or the protection buyer.

Certain Portfolios may enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static portfolios of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Portfolio’s Schedule of Investments for additional information.

193

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 27, 2012	THRIVENT SERIES FUND, INC.

By:
/s/ Russell W. Swansen
Russell W. Swansen President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 27, 2012	By:
/s/ Russell W. Swansen
Russell W. Swansen
President

Date: December 27, 2012	By:
/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer